American Funds Insurance Series®
Global Growth Fund
Investment portfolio
September 30, 2020
unaudited
Common stocks 95.21% Information technology 30.49%	Shares	Value (000)
Microsoft Corp.	1,926,700	$405,243
ASML Holding NV1	621,142	229,037
ASML Holding NV (New York registered) (ADR)	473,400	174,812
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	25,312,000	380,150
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	280,000	22,700
Visa Inc., Class A	1,055,000	210,968
Paycom Software, Inc.[2]	357,000	111,134
Adyen NV1,2	56,700	104,490
Broadcom Inc.	233,350	85,014
Adobe Inc.[2]	135,000	66,208
Temenos AG1	421,100	56,708
PagSeguro Digital Ltd., Class A2	1,340,900	50,565
Zendesk, Inc.[2]	454,000	46,725
Amphenol Corp., Class A	373,500	40,439
EPAM Systems, Inc.[2]	105,240	34,022
Keyence Corp.[1]	68,300	31,831
Advanced Micro Devices, Inc.[2]	301,500	24,720
Mastercard Inc., Class A	67,500	22,826
TeamViewer AG1,2	428,000	21,135
Hexagon AB, Class B1,2	215,000	16,249
Autodesk, Inc.[2]	68,000	15,709
Worldline SA, non-registered shares[1,2]	152,800	12,529
Amadeus IT Group SA, Class A, non-registered shares[1]	212,301	11,782
Jack Henry & Associates, Inc.	69,400	11,284
Network International Holdings PLC[1,2]	3,173,000	11,209
		2,197,489
Consumer discretionary 21.59%
Amazon.com, Inc.[2]	146,880	462,485
Alibaba Group Holding Ltd.[1,2]	5,868,300	217,002
Chipotle Mexican Grill, Inc.[2]	107,400	133,574
Just Eat Takeaway (GBP denominated)[1,2]	640,914	71,617
Just Eat Takeaway (EUR denominated)[1,2]	347,000	38,860
Ocado Group PLC[1,2]	2,881,000	101,814
LVMH Moët Hennessy-Louis Vuitton SE1	158,900	74,285
Prosus NV1,2	536,800	49,503
NIKE, Inc., Class B	383,100	48,094
Moncler SpA[1,2]	1,132,370	46,380
Meituan Dianping, Class B1,2	1,057,400	33,254
Renault SA1,2	1,100,000	28,393
Peugeot SA1,2	1,448,800	26,122
Home Depot, Inc.	92,275	25,626
Sony Corp.[1]	243,000	18,586
MercadoLibre, Inc.[2]	16,400	17,753
Naspers Ltd., Class N1,2	100,000	17,638
Wynn Macau, Ltd.[1,2]	10,510,400	16,825
MGM China Holdings, Ltd.[1]	12,708,000	15,780
American Funds Insurance Series — Global Growth Fund — Page 1 of 233

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
IDP Education Ltd.[1]	1,119,000	$15,290
Domino’s Pizza, Inc.	33,500	14,247
XPeng Inc., Class A (ADR)[2,3]	700,100	14,051
EssilorLuxottica[1,2]	102,335	13,916
Melco Resorts & Entertainment Ltd. (ADR)	835,000	13,903
Delivery Hero SE1,2	118,000	13,574
Flutter Entertainment PLC (EUR denominated)[1]	84,650	13,413
THG Holdings Ltd.[1,2]	979,358	7,560
Marriott International, Inc., Class A	74,000	6,851
		1,556,396
Health care 12.58%
DexCom, Inc.[2]	253,000	104,294
UnitedHealth Group Inc.	276,800	86,298
AstraZeneca PLC[1]	674,300	73,392
Fisher & Paykel Healthcare Corp. Ltd.[1]	3,008,000	66,212
Mettler-Toledo International Inc.[2]	65,000	62,774
Pfizer Inc.	1,699,000	62,353
Regeneron Pharmaceuticals, Inc.[2]	98,300	55,026
Merck & Co., Inc.	620,000	51,429
Cigna Corp.	252,011	42,693
NovoCure Ltd.[2]	340,000	37,845
Tandem Diabetes Care, Inc.[2]	285,000	32,348
Danaher Corp.	110,000	23,686
Boston Scientific Corp.[2]	600,000	22,926
Humana Inc.	55,000	22,764
Bayer AG1	363,860	22,742
Zoetis Inc., Class A	130,000	21,498
Vertex Pharmaceuticals Inc.[2]	78,800	21,443
bioMérieux SA1	135,000	21,133
Olympus Corp.[1]	796,800	16,539
Novartis AG1	165,600	14,391
Teladoc Health, Inc.[2,3]	63,600	13,944
Sanofi[1]	135,000	13,536
Coloplast A/S, Class B1	55,750	8,817
GN Store Nord AS1	115,500	8,739
		906,822
Communication services 8.45%
Alphabet Inc., Class A2	95,500	139,965
Alphabet Inc., Class C2	63,852	93,837
Tencent Holdings Ltd.[1]	2,215,000	147,504
Facebook, Inc., Class A2	395,600	103,608
Nintendo Co., Ltd.[1]	117,600	66,853
Altice USA, Inc., Class A2	751,200	19,531
Sea Ltd., Class A (ADR)[2]	95,851	14,765
América Móvil, SAB de CV, Series L (ADR)	946,000	11,816
Twitter, Inc.[2]	252,000	11,214
		609,093
Financials 8.29%
AIA Group Ltd.[1]	12,153,300	119,724
Tradeweb Markets Inc., Class A	1,685,360	97,751
MarketAxess Holdings Inc.	151,400	72,913
Kotak Mahindra Bank Ltd.[1,2]	3,704,500	63,762
American Funds Insurance Series — Global Growth Fund — Page 2 of 233

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
JPMorgan Chase & Co.	568,700	$54,749
AXA SA1	1,692,893	31,251
Prudential PLC[1]	1,773,082	25,314
CME Group Inc., Class A	144,437	24,166
Moscow Exchange MICEX-RTS PJSC[1]	12,640,000	23,792
Willis Towers Watson PLC	73,000	15,244
BlackRock, Inc.	26,500	14,934
FinecoBank SpA[1,2]	893,000	12,287
Société Générale[1,2]	818,650	10,833
HDFC Life Insurance Company Ltd.[1,2]	1,230,000	9,333
Macquarie Group Ltd.[1]	101,500	8,718
Sberbank of Russia PJSC (ADR)[1,2]	645,500	7,531
Banco Santander, SA1	2,946,020	5,488
		597,790
Consumer staples 6.65%
British American Tobacco PLC[1]	2,921,900	105,022
Philip Morris International Inc.	919,500	68,953
Kweichow Moutai Co., Ltd., Class A1	269,957	66,364
Nestlé SA1	554,497	65,785
Altria Group, Inc.	1,248,500	48,242
Keurig Dr Pepper Inc.	1,624,000	44,823
Walgreens Boots Alliance, Inc.	657,651	23,623
General Mills, Inc.	257,000	15,852
Costco Wholesale Corp.	42,170	14,970
Associated British Foods PLC[1]	595,000	14,333
Mondelez International, Inc.	192,000	11,030
		478,997
Industrials 3.40%
Airbus SE, non-registered shares[1,2]	667,000	48,414
DSV Panalpina A/S1	201,000	32,801
MTU Aero Engines AG1	167,000	27,775
IDEX Corp.	112,000	20,430
Alliance Global Group, Inc.[1,2]	135,603,500	19,609
GT Capital Holdings, Inc.[1]	2,454,611	19,566
NIBE Industrier AB, Class B1,2	685,000	17,655
Safran SA1,2	164,000	16,138
Nidec Corp.[1]	149,100	13,866
SMC Corp.[1]	22,500	12,523
Boeing Company	51,300	8,478
General Electric Co.	1,260,000	7,850
		245,105
Materials 1.94%
Sherwin-Williams Company	153,900	107,228
Koninklijke DSM NV1	101,700	16,760
Shin-Etsu Chemical Co., Ltd.[1]	119,500	15,597
		139,585
American Funds Insurance Series — Global Growth Fund — Page 3 of 233

unaudited
Common stocks (continued) Energy 1.24%	Shares	Value (000)
Reliance Industries Ltd.[1]	1,807,924	$55,064
Reliance Industries Ltd., interim shares[1]	106,956	1,959
Gazprom PJSC (ADR)[1]	4,173,000	18,155
LUKOIL Oil Co. PJSC (ADR)[1]	246,300	14,241
		89,419
Real estate 0.41%
Goodman Logistics (HK) Ltd. REIT[1]	1,276,503	16,429
ESR Cayman Ltd.[1,2]	4,100,000	12,792
		29,221
Utilities 0.17%
Ørsted AS1	91,250	12,586
Total common stocks (cost: $3,407,252,000)		6,862,503
Preferred securities 2.51% Health care 2.10%
Sartorius AG, nonvoting preferred, non-registered shares[1]	367,200	150,844
Information technology 0.41%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	687,600	29,665
Total preferred securities (cost: $39,782,000)		180,509
Short-term securities 2.81% Money market investments 2.81%
Capital Group Central Cash Fund 0.12%[4,5]	1,952,020	195,222
Goldman Sachs Financial Square Government Fund, Institutional Shares 0%[4,6]	7,277,993	7,278
		202,500
Total short-term securities (cost: $202,484,000)		202,500
Total investment securities 100.53% (cost: $3,649,518,000)		7,245,512
Other assets less liabilities (0.53)%		(38,047)
Net assets 100.00%		$7,207,465
Investments in affiliates5

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2020 (000)	Dividend income (000)
Short-term securities 2.71%
Money market investments 2.71%
Capital Group Central Cash Fund 0.12%[4]	$137,140	$712,901	$654,744	$171	$(246)	$195,222	$907
American Funds Insurance Series — Global Growth Fund — Page 4 of 233

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,276,766,000, which represented 45.46% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $7,906,000, which represented .11% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 9/30/2020.
[5]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[6]	Security purchased with cash collateral from securities on loan.
Key to abbreviations
ADR = American Depositary Receipts
EUR = Euros
GBP = British pounds
American Funds Insurance Series — Global Growth Fund — Page 5 of 233

Global Small Capitalization Fund
Investment portfolio
September 30, 2020
unaudited
Common stocks 94.24% Information technology 25.21%	Shares	Value (000)
Cree, Inc.[1]	1,356,800	$86,482
Net One Systems Co., Ltd.[2]	1,759,765	80,240
Ceridian HCM Holding Inc.[1]	799,400	66,070
Inphi Corp.[1]	471,191	52,891
Kingdee International Software Group Co. Ltd.[2]	15,859,074	41,215
SimCorp AS2	277,850	36,523
Avast PLC[2]	5,295,543	35,813
BE Semiconductor Industries NV2	814,330	34,913
Carel Industries SpA[2]	1,486,485	31,435
Unimicron Technology Corp.[2]	11,883,000	30,771
Appfolio, Inc., Class A1	203,903	28,916
Silergy Corp.[2]	462,740	27,380
Avalara, Inc.[1]	194,419	24,757
Qorvo, Inc.[1]	190,000	24,512
PAR Technology Corp.[1,3]	563,965	22,846
Nuance Communications, Inc.[1]	644,400	21,388
Pegasystems Inc.	171,491	20,757
Paycom Software, Inc.[1]	65,000	20,235
Anaplan, Inc.[1]	321,733	20,134
Alteryx, Inc., Class A1	173,000	19,644
Bechtle AG, non-registered shares[2]	93,600	18,972
LEM Holding SA2	9,976	18,687
Globant SA1	101,000	18,101
JFrog Ltd.[1]	209,100	17,700
Oneconnect Financial Technology Co., Ltd. (ADR)[1]	830,436	17,688
Bentley Systems, Inc., Class B1	563,300	17,688
Smartsheet Inc., Class A1	337,600	16,684
Euronet Worldwide, Inc.[1]	167,890	15,295
Lightspeed POS Inc., subordinate voting shares[1]	443,300	14,194
Network International Holdings PLC[1,2]	3,928,859	13,879
Siltronic AG2	149,400	13,410
Computer Services, Inc.	212,000	13,144
MACOM Technology Solutions Holdings, Inc.[1]	380,000	12,924
SoftwareONE Holding AG2	449,700	12,572
SUMCO Corp.[2]	891,300	12,536
Nordic Semiconductor ASA[1,2]	1,196,967	12,301
Aspen Technology, Inc. (USA)[1]	93,100	11,786
Silicon Laboratories Inc.[1]	115,900	11,341
ON Semiconductor Corp.[1]	493,984	10,715
Megaport Ltd.[1,2]	900,000	10,441
Cognex Corp.	156,000	10,156
SHIFT Inc.[1,2]	54,600	8,235
BigCommerce Holdings, Inc., Series 1[1,3]	90,000	7,497
Rapid7, Inc.[1]	121,000	7,410
DocuSign, Inc.[1]	34,300	7,383
Renishaw PLC[1,2]	100,000	7,241
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 233

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Keywords Studios PLC[2]	233,451	$6,549
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H2	4,124,000	6,355
INFICON Holding AG2	7,397	6,087
Pexip Holding ASA[1,2]	676,082	6,034
Jamf Holding Corp.[1]	158,900	5,976
Okta, Inc., Class A1	27,263	5,830
MongoDB, Inc., Class A1	25,000	5,788
Tyro Payments Ltd.[1,2,3]	1,985,870	5,155
Coupa Software Inc.[1]	18,000	4,936
SVMK Inc.[1]	221,600	4,900
QAD Inc., Class A	114,750	4,842
ALTEN SA, non-registered shares[1,2]	49,300	4,665
Sumo Logic, Inc.[1,3]	209,100	4,558
Globalwafers Co., Ltd.[2]	311,000	4,140
Semtech Corp.[1]	59,900	3,172
Asana, Inc., Class A1	48,500	1,310
		1,145,199
Health care 23.17%
Insulet Corp.[1]	601,720	142,361
Haemonetics Corp.[1]	793,000	69,189
iRhythm Technologies, Inc.[1]	236,520	56,318
Notre Dame Intermédica Participações SA	4,528,600	52,464
GW Pharmaceuticals PLC (ADR)[1]	534,318	52,016
Mani, Inc.[2]	1,808,129	49,299
CanSino Biologics Inc., Class H1,2	2,132,400	46,078
Applied Molecular Transport Inc.[1,3]	1,365,957	43,465
Allogene Therapeutics, Inc.[1]	1,105,188	41,677
Allakos Inc.[1]	504,880	41,122
Integra LifeSciences Holdings Corp.[1]	818,096	38,630
Cortexyme, Inc.[1]	759,458	37,973
WuXi Biologics (Cayman) Inc.[1,2]	1,412,000	34,651
Health Catalyst, Inc.[1]	922,700	33,771
PRA Health Sciences, Inc.[1]	288,400	29,255
New Frontier Health Corp., Class A1,4	2,680,000	20,448
New Frontier Health Corp., Class A1	742,000	5,662
CompuGroup Medical SE & Co. KGaA[2]	282,100	26,109
Ultragenyx Pharmaceutical Inc.[1]	283,374	23,291
GVS SpA[1,2]	1,350,919	18,191
Madrigal Pharmaceuticals, Inc.[1]	134,425	15,960
Globus Medical, Inc., Class A1	316,000	15,648
Amplifon SpA[1,2]	424,300	15,153
Max Healthcare Institute Ltd.[1,2]	8,885,394	13,892
Guardant Health, Inc.[1]	119,227	13,327
BioMarin Pharmaceutical Inc.[1]	172,000	13,086
Bluebird Bio, Inc.[1]	238,415	12,862
NuCana PLC (ADR)[1,3,5]	2,356,233	12,182
CONMED Corp.	152,500	11,997
AddLife AB, Class B1,2	681,160	10,567
Ocumension Therapeutics[1,2]	3,168,466	9,585
Ambu AS, Class B, non-registered shares[2]	306,200	8,669
Bachem Holding AG, Class B2	17,000	7,200
Encompass Health Corp.	79,000	5,133
Arjo AB, Class B2	765,000	4,737
Hikma Pharmaceuticals PLC[2]	131,000	4,388
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 233

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Clinuvel Pharmaceuticals Ltd.[2,3]	258,000	$4,326
Shandong Pharmaceutical Glass Co., Ltd., Class A2	620,000	4,112
Hutchison China MediTech Ltd. (ADR)[1]	124,000	4,005
Uniphar PLC[2]	1,022,000	2,971
Outset Medical, Inc.[1]	22,700	1,135
CryoLife, Inc.[1]	1,900	35
NMC Health PLC[1,2,6]	219,652	3
		1,052,943
Industrials 13.94%
Nihon M&A Center Inc.[2]	1,556,392	88,778
International Container Terminal Services, Inc.[2]	17,437,000	39,580
Boyd Group Services Inc.	233,326	36,039
IMCD NV2	293,600	34,957
Stericycle, Inc.[1]	539,531	34,023
Bingo Industries Ltd.[2,3]	14,571,008	25,346
Avon Rubber PLC[2]	399,900	21,871
Instalco AB2	897,795	19,953
Nolato AB, Class B1,2	194,800	18,906
Meggitt PLC[1,2]	5,440,400	18,042
Japan Elevator Service Holdings Co., Ltd.[2]	485,200	16,918
Interpump Group SpA[2]	447,000	16,596
Alfen NV1,2	248,500	15,813
VAT Group AG2	74,900	14,319
Diploma PLC[2]	495,301	13,988
Matson, Inc.	313,000	12,548
Cleanaway Waste Management Ltd.[2]	8,161,470	12,358
Centre Testing International Group Co., Ltd.[2]	3,388,575	12,164
Guangzhou Baiyun International Airport Co. Ltd., Class A2	5,704,039	11,440
BWX Technologies, Inc.	200,407	11,285
Wizz Air Holdings PLC[1,2]	268,700	10,785
Melrose Industries PLC[1,2]	7,236,000	10,676
Rumo SA1	3,025,547	10,269
Han’s Laser Technology Industry Group Co., Ltd., Class A2	2,037,982	9,899
Marel hf. (ISK denominated)[2]	1,638,149	7,924
Marel hf. (EUR denominated)[2]	333,333	1,622
VARTA AG, non-registered shares[1,2,3]	65,725	9,230
Woodward, Inc.	105,000	8,417
The AZEK Company Inc., Class A1	235,600	8,201
IAA, Inc.[1]	150,000	7,811
Patrick Industries, Inc.	131,700	7,575
Nitto Boseki Co., Ltd.[2,3]	166,600	7,089
Granite Construction Inc.	388,500	6,841
Addtech AB, Class B2	497,200	6,499
Curtiss-Wright Corp.	62,484	5,827
TOMRA Systems ASA[1,2]	131,700	5,665
CAE Inc.	350,000	5,120
Imperial Logistics Ltd.[2]	2,103,000	4,753
Montrose Environmental Group, Inc.[1]	190,800	4,545
Atlas Corp.	500,000	4,470
BELIMO Holding AG2	573	4,328
Japan Airport Terminal Co. Ltd.[2]	89,900	3,966
LIXIL Group Corp.[2]	196,500	3,951
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 233

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Greaves Cotton Ltd.[1,2]	1,943,614	$1,997
easyJet PLC[2]	176,300	1,145
		633,529
Consumer discretionary 13.92%
Shop Apotheke Europe NV, non-registered shares[1,2]	282,300	49,444
Thor Industries, Inc.	463,600	44,163
Wyndham Hotels & Resorts, Inc.	808,069	40,808
Helen of Troy Ltd.[1]	207,200	40,097
YETI Holdings, Inc.[1]	634,879	28,773
Lands’ End, Inc.[1,7]	2,100,000	27,363
Arco Platform Ltd., Class A1	638,725	26,086
Five Below, Inc.[1]	199,700	25,362
Just Eat Takeaway (EUR denominated)[1,2]	225,300	25,231
Mattel, Inc.[1]	2,100,069	24,571
GVC Holdings PLC[1,2]	1,748,600	22,009
Evolution Gaming Group AB2	328,676	21,726
frontdoor, inc.[1]	530,000	20,622
Tongcheng-Elong Holdings Ltd.[1,2]	10,084,800	18,486
B2W - Cia. Digital, ordinary nominative[1]	1,079,893	17,302
Skechers USA, Inc., Class A1	550,000	16,621
Tube Investments of India Ltd.[2]	1,956,000	16,038
zooplus AG, non-registered shares[1,2]	78,700	14,633
Melco International Development Ltd.[2]	7,826,000	13,846
TopBuild Corp.[1]	73,600	12,563
Bright Horizons Family Solutions Inc.[1]	74,300	11,297
Musti Group Oyj[1,2]	436,550	10,641
Trainline PLC[1,2]	2,101,900	9,857
Everi Holdings Inc.[1]	1,183,653	9,765
Purple Innovation, Inc., Class A1	390,000	9,695
IDP Education Ltd.[2]	691,561	9,449
Kindred Group PLC (SDR)[2]	1,268,800	9,218
Basic-Fit NV1,2	348,300	8,307
Cie. Plastic Omnium SA2	308,912	8,125
Thule Group AB2	219,800	7,278
Cairn Homes PLC[1,2]	6,829,200	6,227
Zhongsheng Group Holdings Ltd.[2]	938,500	5,899
Sushiro Global Holdings Ltd.[2]	187,000	4,720
SSP Group PLC[2]	1,758,527	4,078
OneSpaWorld Holdings Ltd.	566,890	3,685
Freni Brembo SpA[1,2]	250,000	2,496
Coursera, Inc.[1,2,4,6,8]	160,625	2,409
Dalata Hotel Group PLC[1,2,3]	800,000	2,301
DraftKings Inc., Class A1	16,755	986
China Zenix Auto International Ltd. (ADR)[1]	428,500	94
		632,271
Financials 6.79%
Cannae Holdings, Inc.[1]	2,004,000	74,669
Trupanion, Inc.[1]	822,200	64,872
Kotak Mahindra Bank Ltd.[1,2]	1,890,225	32,535
Janus Henderson Group PLC	1,170,000	25,412
Capitec Bank Holdings Ltd.[2]	260,277	16,110
South State Corp.	283,300	13,641
Eurobank Ergasias Services and Holdings SA1,2	24,870,208	10,988
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 233

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
East West Bancorp, Inc.	287,300	$9,406
Indian Energy Exchange Ltd.[2]	3,150,000	8,875
IIFL Wealth Management Ltd.[2]	677,558	8,845
Aavas Financiers Ltd.[1,2]	402,000	7,822
Nuvei Corp., subordinate voting shares[1]	173,200	7,312
Essent Group Ltd.	175,000	6,477
Live Oak Bancshares, Inc.	179,400	4,544
Independent Bank Group, Inc.	99,300	4,387
NMI Holdings, Inc.[1]	228,075	4,060
Fanhua Inc. (ADR)	236,900	3,968
Multi Commodity Exchange of India Ltd.[2]	105,670	2,469
Huize Holding Ltd. (ADR)[1]	223,220	1,786
Cairo Mezz PLC[1,2]	2,072,517	175
		308,353
Real estate 2.79%
Altus Group Ltd.	936,369	38,909
Embassy Office Parks REIT[2]	5,189,400	25,394
WHA Corp. PCL[2]	214,549,821	19,131
MGM Growth Properties LLC REIT, Class A	539,500	15,095
JHSF Participações SA	9,099,476	11,342
Mindspace Business Parks REIT[1,2,4]	654,600	2,511
Mindspace Business Parks REIT[1,2]	595,400	2,455
Mitre Realty Empreendimentos E Participações SA1	1,955,500	4,604
DoubleDragon Properties Corp.[1,2]	15,650,285	4,519
Cyrela Commercial Properties SA, ordinary nominative	1,153,454	2,650
		126,610
Consumer staples 2.54%
Freshpet, Inc.[1]	328,400	36,666
Grocery Outlet Holding Corp.[1]	755,400	29,702
AAK AB1,2	568,100	10,602
Hilton Food Group PLC[2]	637,677	9,822
Tecon Biology Co., Ltd., Class A2	4,338,000	9,225
Cranswick PLC[2]	154,893	7,238
Varun Beverages Ltd.[2]	524,140	4,984
Treasury Wine Estates Ltd.[2]	355,000	2,278
Vector Group Ltd.	224,000	2,170
Raia Drogasil SA, ordinary nominative	445,000	1,856
Kernel Holding SA2	98,048	1,014
		115,557
Communication services 2.53%
Altice Europe NV, Class A1,2	5,674,800	27,178
Bandwidth Inc., Class A1	136,800	23,881
Capcom Co., Ltd.[2]	226,800	12,684
New York Times Co., Class A	259,500	11,104
Zee Entertainment Enterprises Ltd.[2]	3,573,000	10,192
Square Enix Holdings Co., Ltd.[2]	141,700	9,421
Madison Square Garden Entertainment Corp., Class A1	97,800	6,698
Euskaltel, SA, non-registered shares[2]	630,178	6,660
Kamakura Shinsho, Ltd.[2]	677,700	5,980
Cardlytics, Inc.[1]	16,500	1,164
		114,962
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 233

unaudited
Common stocks (continued) Materials 1.76%	Shares	Value (000)
PI Industries Ltd.[2]	778,604	$20,919
Lundin Mining Corp.	3,063,600	17,095
Navin Fluorine International Ltd.[2]	445,388	13,432
Vidrala, SA, non-registered shares[2]	73,892	8,048
Valvoline Inc.	315,300	6,003
Loma Negra Compania Industrial Argentina SA (ADR)[1]	1,056,282	4,553
UPL Ltd.[2]	644,931	4,420
LANXESS AG2	54,500	3,128
Arkema SA2	21,000	2,228
		79,826
Utilities 1.16%
ENN Energy Holdings Ltd.[2]	4,262,900	46,507
Neoenergia SA	2,096,000	6,337
		52,844
Energy 0.43%
Venture Global LNG, Inc., Series C1,2,4,6,8	2,760	10,378
Parsley Energy, Inc., Class A	915,000	8,564
NuVista Energy Ltd.[1]	1,325,000	637
		19,579
Total common stocks (cost: $2,814,606,000)		4,281,673
Preferred securities 1.56% Information technology 1.14%
Avidxchange, Inc., Series F, preferred shares[1,2,6,8]	492,864	24,156
Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares[1,2,6,8]	1,859,092	21,844
Gitlab Inc., Series E, preferred shares[1,2,6,8]	297,916	5,637
		51,637
Industrials 0.24%
Azul SA, preferred nominative (ADR)[1,3]	800,316	10,532
Azul SA, preferred nominative[1]	109,500	476
		11,008
Health care 0.18%
PACT Pharma, Inc., Series C, 8.00% noncumulative, preferred shares[1,2,6,8]	2,931,405	8,231
Total preferred securities (cost: $62,052,000)		70,876
Convertible stocks 0.30% Consumer discretionary 0.30%
Coursera, Inc., Series C, 8.00% noncumulative, convertible preferred shares[2,6,8]	531,643	9,038
Coursera, Inc., Series B, noncumulative, convertible preferred shares[2,6,8]	246,302	4,187
Coursera, Inc., Series F, noncumulative, convertible preferred shares[2,6,8]	36,964	629
Total convertible stocks (cost: $10,863,000)		13,854
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 233

unaudited
Convertible bonds & notes 0.22% Health care 0.22%	Principal amount (000)	Value (000)
Kronos Bio, Inc., convertible promissory notes, 0% 2022[2,6,8]	$ 10,000	$10,000
Total convertible bonds & notes (cost: $10,000,000)		10,000
Short-term securities 4.36% Money market investments 4.36%	Shares
Capital Group Central Cash Fund 0.12%[7,9]	1,665,107	166,527
Goldman Sachs Financial Square Government Fund, Institutional Shares 0%[9,10]	31,377,813	31,378
		197,905
Total short-term securities (cost: $197,883,000)		197,905
Total investment securities 100.68% (cost: $3,095,404,000)		4,574,308
Other assets less liabilities (0.68)%		(31,065)
Net assets 100.00%		$4,543,243
Investments in affiliates7

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)
Common stocks 0.60%
Health care 0.00%
NuCana PLC (ADR)[1,3,5]	$12,711	$1,226	$—	$—	$(1,755)	$—	$—
Consumer discretionary 0.60%
Lands’ End, Inc.[1]	—	14,805	—	—	12,558	27,363	—
Total common stocks						27,363
Short-term securities 3.67%
Money market investments 3.67%
Capital Group Central Cash Fund 0.12%[9]	192,600	730,514	756,418	49	(218)	166,527	1,275
Total 4.27%				$49	$10,585	$193,890	$1,275
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,940,345,000, which represented 42.71% of the net assets of the fund. This amount includes $1,841,322,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	All or a portion of this security was on loan. The total value of all such securities was $39,822,000, which represented .88% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $35,746,000, which represented .79% of the net assets of the fund.
[5]	Unaffiliated issuer at 9/30/2020.
[6]	Value determined using significant unobservable inputs.
[7]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[9]	Rate represents the seven-day yield at 9/30/2020.
[10]	Security purchased with cash collateral from securities on loan.
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 233

unaudited
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Avidxchange, Inc., Series F, preferred shares	12/26/2019	$24,156	$24,156.53%
Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares	5/27/2020	15,500	21,844.48
Venture Global LNG, Inc., Series C	5/1/2015	8,280	10,378.23
Kronos Bio, Inc., convertible promissory notes, 0% 2022	8/20/2020	10,000	10,000.22
Coursera, Inc., Series C, 8.00% noncumulative, convertible preferred shares	2/20/2020	6,380	9,038.20
PACT Pharma, Inc., Series C, 8.00% noncumulative, preferred shares	2/7/2020	6,000	8,231.18
Gitlab Inc., Series E, preferred shares	9/11/2019	5,550	5,637.13
Coursera, Inc., Series B, noncumulative, convertible preferred shares	8/12/2020	3,855	4,187.09
Coursera, Inc.	8/12/2020	2,514	2,409.05
Coursera, Inc., Series F, noncumulative, convertible preferred shares	7/15/2020	628	629.01
Total private placement securities		$ 82,863	$ 96,509	2.12%
Key to abbreviations
ADR = American Depositary Receipts
EUR = Euros
ISK = Icelandic kronor
SDR = Swedish Depositary Receipts
American Funds Insurance Series — Global Small Capitalization Fund — Page 13 of 233

Growth Fund
Investment portfolio
September 30, 2020
unaudited
Common stocks 96.48% Information technology 22.98%	Shares	Value (000)
Microsoft Corp.	8,297,283	$1,745,168
Broadcom Inc.	2,177,102	793,162
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	23,945,000	359,620
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,672,675	216,674
ASML Holding NV1	635,000	234,146
ASML Holding NV (New York registered) (ADR)	632,100	233,416
Shopify Inc., Class A, subordinate voting shares[2]	410,400	419,827
RingCentral, Inc., Class A2	1,477,200	405,654
Visa Inc., Class A	1,591,570	318,266
Mastercard Inc., Class A	716,844	242,415
ServiceNow, Inc.[2]	466,730	226,364
Advanced Micro Devices, Inc.[2]	2,457,039	201,453
PayPal Holdings, Inc.[2]	1,017,600	200,498
Square, Inc., Class A2	979,961	159,293
FleetCor Technologies, Inc.[2]	651,200	155,051
MongoDB, Inc., Class A2	624,519	144,582
Autodesk, Inc.[2]	558,608	129,044
Keyence Corp.[1]	268,600	125,179
Apple Inc.	810,771	93,895
Tyler Technologies, Inc.[2]	249,400	86,931
Intel Corp.	1,506,900	78,027
Ceridian HCM Holding Inc.[2]	854,800	70,649
HubSpot, Inc.[2]	239,900	70,106
Applied Materials, Inc.	1,155,053	68,668
Samsung Electronics Co., Ltd.[1]	1,350,500	68,046
Analog Devices, Inc.	563,000	65,725
Guidewire Software, Inc.[2]	624,454	65,112
Micron Technology, Inc.[2]	1,245,889	58,507
Adobe Inc.[2]	115,899	56,840
Trimble Inc.[2]	1,144,000	55,713
Cree, Inc.[2]	707,300	45,083
Alteryx, Inc., Class A2	353,058	40,090
Elastic NV, non-registered shares[2]	346,722	37,408
Fiserv, Inc.[2]	335,012	34,523
Fidelity National Information Services, Inc.	221,012	32,535
Jack Henry & Associates, Inc.	186,044	30,249
Zendesk, Inc.[2]	282,000	29,023
VMware, Inc., Class A2,3	190,335	27,345
Flex Ltd.[2]	2,234,300	24,890
SK hynix, Inc.[1]	330,800	23,735
Motorola Solutions, Inc.	148,895	23,348
NetApp, Inc.	527,540	23,127
MKS Instruments, Inc.	157,800	17,236
EPAM Systems, Inc.[2]	52,839	17,082
GoDaddy Inc., Class A2	213,800	16,242
SYNNEX Corp.	108,272	15,165
American Funds Insurance Series — Growth Fund — Page 14 of 233

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
LiveRamp Holdings, Inc.[2]	284,000	$14,703
VeriSign, Inc.[2]	68,100	13,950
Global Payments Inc.	66,100	11,738
Snowflake Inc., Class A2,3	46,700	11,722
Smartsheet Inc., Class A2	205,090	10,136
ON Semiconductor Corp.[2]	353,200	7,661
SVMK Inc.[2]	226,700	5,012
		7,660,034
Communication services 19.29%
Facebook, Inc., Class A2	7,506,342	1,965,911
Netflix, Inc.[2]	3,234,160	1,617,177
Alphabet Inc., Class C2	480,797	706,579
Alphabet Inc., Class A2	60,216	88,253
T-Mobile US, Inc.[2]	4,061,000	464,416
Charter Communications, Inc., Class A2	718,480	448,576
Activision Blizzard, Inc.	5,305,290	429,463
Snap Inc., Class A2	9,330,000	243,606
Comcast Corp., Class A	5,046,197	233,437
Pinterest, Inc., Class A2	2,403,694	99,777
Zillow Group, Inc., Class C, nonvoting shares[2]	345,200	35,069
Zillow Group, Inc., Class A2	308,400	31,315
Match Group, Inc.[2]	234,000	25,892
Live Nation Entertainment, Inc.[2]	400,000	21,552
Twitter, Inc.[2]	460,000	20,470
		6,431,493
Consumer discretionary 18.73%
Tesla, Inc.[2]	7,243,285	3,107,442
Amazon.com, Inc.[2]	324,640	1,022,204
Dollar General Corp.	1,743,646	365,503
Home Depot, Inc.	831,036	230,787
Toll Brothers, Inc.	3,280,000	159,605
LVMH Moët Hennessy-Louis Vuitton SE1	330,000	154,274
Domino’s Pizza, Inc.	341,000	145,020
Darden Restaurants, Inc.	1,365,275	137,538
Booking Holdings Inc.[2]	64,300	109,997
Burlington Stores, Inc.[2]	512,116	105,542
Bright Horizons Family Solutions Inc.[2]	681,000	103,539
Hermès International[1]	97,299	83,870
NIKE, Inc., Class B	596,088	74,833
Chipotle Mexican Grill, Inc.[2]	56,945	70,823
Floor & Decor Holdings, Inc., Class A2	769,300	57,544
Aramark	1,754,300	46,401
NVR, Inc.[2]	11,300	46,139
Las Vegas Sands Corp.	601,200	28,052
Five Below, Inc.[2]	218,416	27,739
Flutter Entertainment PLC (EUR denominated)[1]	166,291	26,349
Caesars Entertainment, Inc.[2]	379,500	21,275
Royal Caribbean Cruises Ltd.	301,724	19,531
Marriott International, Inc., Class A	210,000	19,442
Grand Canyon Education, Inc.[2]	236,116	18,875
Westwing Group AG, non-registered shares[1,2]	707,000	16,184
Hilton Worldwide Holdings Inc.	151,700	12,943
YUM! Brands, Inc.	129,700	11,842
American Funds Insurance Series — Growth Fund — Page 15 of 233

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Wynn Resorts, Ltd.	133,800	$9,608
EssilorLuxottica[1,2]	69,400	9,437
Evolution Gaming Group AB1	39,413	2,605
		6,244,943
Health care 14.41%
UnitedHealth Group Inc.	2,687,119	837,763
Intuitive Surgical, Inc.[2]	850,009	603,115
Regeneron Pharmaceuticals, Inc.[2]	842,500	471,615
Centene Corp.[2]	5,461,800	318,587
Vertex Pharmaceuticals Inc.[2]	988,861	269,089
Thermo Fisher Scientific Inc.	598,500	264,250
Seattle Genetics, Inc.[2]	1,243,154	243,273
Humana Inc.	565,000	233,848
ResMed Inc.	755,000	129,430
Insulet Corp.[2]	499,000	118,058
NovoCure Ltd.[2]	878,330	97,767
Exact Sciences Corp.[2]	851,600	86,821
Allakos Inc.[2]	971,000	79,088
Teladoc Health, Inc.[2]	358,000	78,488
Abbott Laboratories	643,963	70,083
Biohaven Pharmaceutical Holding Co. Ltd.[2]	934,100	60,726
DexCom, Inc.[2]	144,900	59,732
CRISPR Therapeutics AG2	652,706	54,592
Eli Lilly and Company	365,800	54,146
Vir Biotechnology, Inc.[2]	1,555,475	53,399
Danaher Corp.	235,935	50,804
CVS Health Corp.	862,934	50,395
Cigna Corp.	290,977	49,294
Edwards Lifesciences Corp.[2]	569,100	45,426
Boston Scientific Corp.[2]	1,165,000	44,515
Allogene Therapeutics, Inc.[2]	1,103,104	41,598
Verily Life Sciences LLC[1,2,4,5]	300,178	41,103
Pfizer Inc.	1,000,000	36,700
Neurocrine Biosciences, Inc.[2]	326,200	31,367
Incyte Corp.[2]	344,800	30,942
Amgen Inc.	120,000	30,499
AstraZeneca PLC[1]	256,500	27,918
Galapagos NV1,2	187,005	26,562
Chemed Corp.	44,000	21,135
Grail, Inc.[1,2,4,5,6]	1,864,884	18,350
Molina Healthcare, Inc.[2]	96,799	17,718
Mettler-Toledo International Inc.[2]	16,900	16,321
Novavax, Inc.[2]	72,500	7,855
Global Blood Therapeutics, Inc.[2]	125,000	6,893
Cortexyme, Inc.[2]	128,600	6,430
Pacific Biosciences of California, Inc.[2]	619,579	6,115
GoodRx Holdings, Inc., Class A2	97,500	5,421
Adaptive Biotechnologies Corp.[2]	106,846	5,196
Zimmer Biomet Holdings, Inc.	13,800	1,879
Oak Street Health, Inc.[2]	23,000	1,229
		4,805,535
American Funds Insurance Series — Growth Fund — Page 16 of 233

unaudited
Common stocks (continued) Industrials 7.71%	Shares	Value (000)
Delta Air Lines, Inc.	10,425,000	$318,796
Uber Technologies, Inc.[2]	8,166,767	297,924
TransDigm Group Inc.	582,800	276,900
Jacobs Engineering Group Inc.	1,716,000	159,193
CSX Corp.	1,920,800	149,188
MTU Aero Engines AG1	745,782	124,037
Lockheed Martin Corp.	240,000	91,987
Dun & Bradstreet Holdings, Inc.[2]	2,885,458	74,041
Airbus SE, non-registered shares[1,2]	920,327	66,802
United Rentals, Inc.[2]	372,000	64,914
ITOCHU Corp.[1]	2,465,000	63,032
Middleby Corp.[2]	702,000	62,976
ASGN Inc.[2]	976,725	62,081
Westinghouse Air Brake Technologies Corp.	986,844	61,066
Carrier Global Corp.	1,780,861	54,387
Ryanair Holdings PLC (ADR)[2]	634,951	51,913
Ryanair Holdings PLC[1,2]	96,554	1,284
Experian PLC[1]	1,370,000	51,267
Norfolk Southern Corp.	205,379	43,949
Komatsu Ltd.[1]	1,995,900	43,939
Armstrong World Industries, Inc.	616,904	42,449
Boeing Company	250,675	41,427
Honeywell International Inc.	251,344	41,374
Southwest Airlines Co.	1,100,000	41,250
Grafton Group PLC, units[1,2]	4,597,800	39,859
Equifax Inc.	247,800	38,880
HEICO Corp.	311,000	32,549
HEICO Corp., Class A	43,500	3,857
BWX Technologies, Inc.	615,900	34,681
Waste Connections, Inc.	290,200	30,123
Northrop Grumman Corp.	80,800	25,492
AMETEK, Inc.	253,600	25,208
Lennox International Inc.	70,800	19,301
Safran SA1,2	178,546	17,570
Caterpillar Inc.	111,500	16,630
		2,570,326
Financials 4.96%
Bank of America Corp.	14,780,700	356,067
First Republic Bank	1,550,955	169,147
Intercontinental Exchange, Inc.	1,592,900	159,370
Berkshire Hathaway Inc., Class B2	582,700	124,080
Berkshire Hathaway Inc., Class A2	57	18,240
BlackRock, Inc.	150,000	84,533
SVB Financial Group[2]	349,456	84,086
S&P Global Inc.	229,400	82,722
Marsh & McLennan Companies, Inc.	610,829	70,062
JPMorgan Chase & Co.	655,000	63,057
Legal & General Group PLC[1]	24,419,789	59,182
Arch Capital Group Ltd.[2]	1,826,267	53,418
MSCI Inc.	117,900	42,064
CME Group Inc., Class A	193,101	32,308
Moody’s Corp.	102,277	29,645
Capital One Financial Corp.	390,000	28,025
Aon PLC, Class A	110,000	22,693
American Funds Insurance Series — Growth Fund — Page 17 of 233

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
State Street Corp.	358,400	$21,264
KKR & Co. Inc.	600,300	20,614
Bank of New York Mellon Corp.	559,000	19,196
Onex Corp.	425,000	18,959
The Blackstone Group Inc., Class A	360,000	18,792
Everest Re Group, Ltd.	66,500	13,136
London Stock Exchange Group PLC[1]	111,700	12,779
Ares Management Corp., Class A	310,500	12,550
PNC Financial Services Group, Inc.	104,853	11,524
RenaissanceRe Holdings Ltd.	63,000	10,694
East West Bancorp, Inc.	260,417	8,526
American International Group, Inc.	230,400	6,343
		1,653,076
Materials 2.98%
Wheaton Precious Metals Corp.	3,176,400	155,866
Franco-Nevada Corp. (CAD denominated)	937,000	130,936
Vale SA, ordinary nominative (ADR)	12,168,338	128,741
Barrick Gold Corp.	4,058,000	114,070
Sherwin-Williams Company	89,700	62,497
CCL Industries Inc., Class B, nonvoting shares	1,615,000	62,269
Royal Gold, Inc.	517,000	62,128
Grupo México, SAB de CV, Series B	23,961,000	60,955
LyondellBasell Industries NV	551,500	38,875
Celanese Corp.	350,400	37,650
Linde PLC	151,000	35,958
Norsk Hydro ASA[1,2]	11,330,888	31,189
Shin-Etsu Chemical Co., Ltd.[1]	194,100	25,334
PPG Industries, Inc.	149,623	18,266
Allegheny Technologies Inc.[2]	2,070,860	18,058
Dow Inc.	140,000	6,587
Nucor Corp.	95,800	4,298
		993,677
Consumer staples 2.50%
Philip Morris International Inc.	2,771,800	207,857
British American Tobacco PLC[1]	3,967,410	142,601
British American Tobacco PLC (ADR)	195,000	7,049
Costco Wholesale Corp.	415,731	147,584
Altria Group, Inc.	2,981,627	115,210
Constellation Brands, Inc., Class A	498,500	94,471
Estée Lauder Companies Inc., Class A	146,800	32,039
Kerry Group PLC, Class A1	225,566	28,957
Molson Coors Beverage Company, Class B, restricted-voting shares	629,400	21,123
Grocery Outlet Holding Corp.[2]	529,261	20,810
Church & Dwight Co., Inc.	151,700	14,216
		831,917
Energy 1.36%
Halliburton Company	13,300,000	160,265
Canadian Natural Resources, Ltd. (CAD denominated)	4,853,400	77,783
Canadian Natural Resources, Ltd.	105,100	1,683
Cenovus Energy Inc.	12,798,618	49,885
Suncor Energy Inc.	3,588,116	43,816
EOG Resources, Inc.	825,800	29,679
American Funds Insurance Series — Growth Fund — Page 18 of 233

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Noble Energy, Inc.	3,235,000	$27,659
ConocoPhillips	527,835	17,334
Equitrans Midstream Corp.	1,858,695	15,725
Concho Resources Inc.	319,500	14,096
Murphy Oil Corp.	1,043,200	9,305
Schlumberger Ltd.	363,800	5,661
		452,891
Real estate 1.32%
Equinix, Inc. REIT	359,175	273,020
American Tower Corp. REIT	387,652	93,707
Digital Realty Trust, Inc. REIT	210,053	30,828
Park Hotels & Resorts Inc. REIT	2,181,898	21,797
Pebblebrook Hotel Trust REIT	1,660,276	20,803
		440,155
Utilities 0.24%
Xcel Energy Inc.	680,000	46,927
Ørsted AS1	125,286	17,281
PG&E Corp.[2]	1,158,600	10,879
AES Corp.	312,000	5,651
		80,738
Total common stocks (cost: $15,581,069,000)		32,164,785
Preferred securities 0.08% Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	654,840	28,252
Total preferred securities (cost: $27,479,000)		28,252
Convertible bonds & notes 0.12% Consumer staples 0.12%	Principal amount (000)
JUUL Labs, Inc., convertible notes, 7.00% 2025 (100% PIK)[1,4,5,7]	$39,743	39,743
Total convertible bonds & notes (cost: $39,743,000)		39,743
Short-term securities 4.07% Money market investments 4.07%	Shares
Capital Group Central Cash Fund 0.12%[8,9]	13,445,569	1,344,692
Goldman Sachs Financial Square Government Fund, Institutional Shares 0%[8,10]	11,093,130	11,093
		1,355,785
Total short-term securities (cost: $1,355,671,000)		1,355,785
Total investment securities 100.75% (cost: $17,003,962,000)		33,588,565
Other assets less liabilities (0.75)%		(249,310)
Net assets 100.00%		$33,339,255
American Funds Insurance Series — Growth Fund — Page 19 of 233

unaudited
Investments in affiliates9

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2020 (000)	Dividend income (000)
Short-term securities 4.03%
Money market investments 4.03%
Capital Group Central Cash Fund 0.12%[8]	$1,102,492	$5,704,080	$5,462,479	$595	$4	$1,344,692	$6,040
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,010,486,000, which represented 6.03% of the net assets of the fund. This amount includes $1,911,290,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $20,820,000, which represented .06% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,350,000, which represented .06% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Rate represents the seven-day yield at 9/30/2020.
[9]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[10]	Security purchased with cash collateral from securities on loan.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences LLC	12/21/2018	$37,000	$41,103.12%
JUUL Labs, Inc., convertible notes, 7.00% 2025	2/3/2020-8/3/2020	39,743	39,743.12
Grail, Inc.	4/17/2020	9,526	18,350.06
Total private placement securities		$ 86,269	$ 99,196.30%
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
American Funds Insurance Series — Growth Fund — Page 20 of 233

International Fund
Investment portfolio
September 30, 2020
unaudited
Common stocks 92.02% Consumer discretionary 17.28%	Shares	Value (000)
Alibaba Group Holding Ltd.[1,2]	8,885,100	$328,559
Alibaba Group Holding Ltd. (ADR)[2]	17,700	5,204
MercadoLibre, Inc.[2]	223,000	241,393
Sony Corp.[1]	1,735,700	132,755
Delivery Hero SE1,2	828,343	95,284
Meituan Dianping, Class B1,2	2,548,847	80,159
Fast Retailing Co., Ltd.[1]	125,900	78,997
adidas AG1,2	219,818	71,147
Kering SA1	103,338	68,656
Galaxy Entertainment Group Ltd.[1]	9,203,000	62,289
EssilorLuxottica[1,2]	404,840	55,052
Evolution Gaming Group AB1	684,000	45,213
Melco Resorts & Entertainment Ltd. (ADR)	2,334,881	38,876
Maruti Suzuki India Ltd.[1]	422,000	38,771
B2W - Cia. Digital, ordinary nominative[2]	2,406,000	38,550
LVMH Moët Hennessy-Louis Vuitton SE1	75,423	35,260
Prosus NV1,2	361,000	33,291
Cie. Financière Richemont SA, Class A1	454,500	30,443
Bandai Namco Holdings Inc.[1]	378,000	27,613
Sands China Ltd.[1]	6,970,000	27,122
Flutter Entertainment PLC (GBP denominated)[1]	142,874	22,501
Just Eat Takeaway (GBP denominated)[1,2]	108,200	12,091
Pan Pacific International Holdings Corp.[1]	354,000	8,246
		1,577,472
Financials 15.89%
AIA Group Ltd.[1]	41,972,300	413,477
HDFC Bank Ltd.[1,2]	17,086,200	251,766
HDFC Bank Ltd. (ADR)[2]	531,294	26,544
Kotak Mahindra Bank Ltd.[1,2]	10,657,149	183,431
Ping An Insurance (Group) Company of China, Ltd., Class H1	10,498,600	108,306
Ping An Insurance (Group) Company of China, Ltd., Class A1	962,202	10,785
XP Inc., Class A2	1,339,500	55,844
Axis Bank Ltd.[1,2]	7,981,855	46,333
Bank Rakyat Indonesia (Persero) Tbk PT1	214,873,000	44,079
Deutsche Bank AG1,2	4,793,183	40,413
Sberbank of Russia PJSC (ADR)[1,2]	3,183,000	37,135
B3 SA - Brasil, Bolsa, Balcao	3,338,300	32,700
BNP Paribas SA1,2	847,058	30,686
Zurich Insurance Group AG1	74,167	25,787
London Stock Exchange Group PLC[1]	217,000	24,825
PICC Property and Casualty Co. Ltd., Class H1	26,414,000	18,482
FinecoBank SpA[1,2]	1,260,510	17,344
Banco Santander, SA1	7,887,200	14,694
Intesa Sanpaolo SpA[1,2]	7,510,000	14,102
UniCredit SpA[1,2]	1,507,654	12,433
American Funds Insurance Series — International Fund — Page 21 of 233

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
ING Groep NV1,2	1,486,000	$10,522
BOC Hong Kong (Holdings) Ltd.[1]	3,739,000	9,919
The People’s Insurance Co. (Group) of China Ltd., Class H1	17,500,000	5,235
Hiscox Ltd.[1,2]	424,100	4,881
Barclays PLC[1,2]	3,373,000	4,244
Metropolitan Bank & Trust Company[1]	3,466,662	2,732
IndusInd Bank Ltd.[1,2]	373,500	2,700
Royal Bank of Canada	11,300	793
		1,450,192
Health care 15.70%
Daiichi Sankyo Company, Ltd.[1]	6,480,000	199,121
Chugai Pharmaceutical Co., Ltd.[1]	3,896,700	174,861
Novartis AG1	1,750,833	152,150
Alcon Inc.[1,2]	1,795,639	101,946
WuXi Biologics (Cayman) Inc.[1,2]	4,092,200	100,424
Grifols, SA, Class A, non-registered shares[1]	2,691,000	77,554
Grifols, SA, Class B (ADR)	793,690	13,770
Fresenius SE & Co. KGaA[1]	1,959,154	89,180
Hikma Pharmaceuticals PLC[1]	2,371,000	79,413
Takeda Pharmaceutical Company, Ltd.[1]	1,885,865	67,178
Olympus Corp.[1]	3,168,000	65,759
Teva Pharmaceutical Industries Ltd. (ADR)[2]	7,216,598	65,022
M3, Inc.[1]	824,000	51,164
Aier Eye Hospital Group Co., Ltd., Class A1	5,304,057	40,070
Notre Dame Intermédica Participações SA	3,111,000	36,041
WuXi AppTec Co., Ltd., Class A1	2,102,800	31,487
WuXi AppTec Co., Ltd., Class H1	260,000	3,761
Fresenius Medical Care AG & Co. KGaA[1]	325,140	27,454
HOYA Corp.[1]	189,100	21,315
Merck KGaA[1]	142,000	20,735
Yunnan Baiyao Group Co., Ltd., Class A1	953,600	14,322
NMC Health PLC[1,2,3]	449,500	6
		1,432,733
Industrials 11.58%
Airbus SE, non-registered shares[1,2]	2,732,749	198,356
Recruit Holdings Co., Ltd.[1]	3,646,709	144,692
Knorr-Bremse AG, non-registered shares[1]	847,671	100,132
Safran SA1,2	701,300	69,011
Melrose Industries PLC[1,2]	45,834,933	67,626
NIBE Industrier AB, Class B1,2	2,613,050	67,348
Airports of Thailand PCL, foreign registered shares[1]	21,472,000	38,425
Ryanair Holdings PLC (ADR)[2]	413,050	33,771
Ryanair Holdings PLC[1,2]	348,056	4,628
ASSA ABLOY AB, Class B1	1,510,047	35,246
Rheinmetall AG1	381,264	34,374
Aeroports de Paris SA1	324,940	32,355
Techtronic Industries Co. Ltd.[1]	2,354,500	30,961
MTU Aero Engines AG1	182,000	30,270
International Container Terminal Services, Inc.[1]	12,890,350	29,260
Jardine Matheson Holdings Ltd.[1]	646,600	25,664
Adani Ports & Special Economic Zone Ltd.[1]	5,426,975	25,264
CCR SA, ordinary nominative	9,410,222	21,230
Shanghai International Airport Co., Ltd., Class A1	2,032,685	20,501
American Funds Insurance Series — International Fund — Page 22 of 233

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Kingspan Group PLC[1,2]	200,000	$18,191
BAE Systems PLC[1]	2,510,000	15,526
Rolls-Royce Holdings PLC[1,2]	6,933,988	11,505
Alliance Global Group, Inc.[1,2]	20,000,000	2,892
		1,057,228
Communication services 7.25%
SoftBank Group Corp.[1]	3,314,500	204,661
Tencent Holdings Ltd.[1]	1,729,587	115,179
Z Holdings Corp.[1]	14,787,000	98,794
Altice Europe NV, Class A1,2	13,236,760	63,395
Altice Europe NV, Class B1,2	1,077,927	5,178
Nintendo Co., Ltd.[1]	82,500	46,900
Square Enix Holdings Co., Ltd.[1]	608,100	40,430
Bharti Airtel Ltd.[1]	6,002,715	34,381
Sea Ltd., Class A (ADR)[2]	212,500	32,734
Scout24 AG1	154,000	13,442
América Móvil, SAB de CV, Series L (ADR)	409,657	5,117
América Móvil, SAB de CV, Series L	2,139,900	1,343
		661,554
Information technology 6.76%
ASML Holding NV1	304,245	112,186
PagSeguro Digital Ltd., Class A2	1,922,000	72,479
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	3,433,000	51,559
StoneCo Ltd., Class A2	971,500	51,383
Samsung Electronics Co., Ltd.[1]	777,000	39,150
Keyence Corp.[1]	83,000	38,681
Oneconnect Financial Technology Co., Ltd. (ADR)[2]	1,710,900	36,442
OBIC Co., Ltd.[1]	172,600	30,370
Silergy Corp.[1]	512,000	30,294
Nice Ltd. (ADR)[2]	129,300	29,355
Avast PLC[1]	4,289,000	29,006
Nomura Research Institute, Ltd.[1]	949,700	27,912
Atlassian Corp. PLC, Class A2	132,000	23,996
STMicroelectronics NV1	701,500	21,443
Hexagon AB, Class B1,2	208,900	15,788
Xero Ltd.[1,2]	95,031	6,948
		616,992
Consumer staples 4.84%
Nestlé SA1	970,200	115,103
Pernod Ricard SA1	423,314	67,557
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	8,600,713	48,816
Kweichow Moutai Co., Ltd., Class A1	154,543	37,992
Kirin Holdings Company, Ltd.[1]	1,879,300	35,297
British American Tobacco PLC[1]	951,000	34,182
Imperial Brands PLC[1]	1,630,000	28,732
Treasury Wine Estates Ltd.[1]	3,771,435	24,199
Heineken NV1	135,200	12,015
Chocoladefabriken Lindt & Sprüngli AG1	119	10,590
Shiseido Company, Ltd.[1]	152,000	8,722
Dabur India Ltd.[1]	980,000	6,799
American Funds Insurance Series — International Fund — Page 23 of 233

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
JBS SA, ordinary nominative	1,811,000	$6,665
Glanbia PLC[1]	461,927	4,765
		441,434
Energy 4.76%
Reliance Industries Ltd.[1]	8,944,564	272,427
Reliance Industries Ltd., interim shares[1]	196,599	3,600
BP PLC[1]	13,959,863	40,531
Canadian Natural Resources, Ltd. (CAD denominated)	2,290,400	36,707
Neste Oyj[1]	629,825	33,119
Cenovus Energy Inc.	5,755,300	22,432
Royal Dutch Shell PLC, Class B1	1,210,707	14,646
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	620,800	7,684
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	426,000	3,033
Total SE1	3,298	113
		434,292
Materials 4.17%
Vale SA, ordinary nominative (ADR)	11,919,142	126,104
Vale SA, ordinary nominative	102,481	1,079
Shin-Etsu Chemical Co., Ltd.[1]	391,400	51,086
First Quantum Minerals Ltd.	5,510,300	49,121
Linde PLC (EUR denominated)[1]	207,300	49,064
UPL Ltd.[1]	6,586,000	45,140
Barrick Gold Corp. (CAD denominated)	496,000	13,931
Akzo Nobel NV1	118,578	12,009
Koninklijke DSM NV1	61,300	10,102
BASF SE1	151,600	9,232
CRH PLC[1]	250,861	9,059
Teck Resources Ltd., Class B	347,300	4,836
		380,763
Utilities 2.98%
ENN Energy Holdings Ltd.[1]	13,250,000	144,553
China Gas Holdings Ltd.[1]	24,134,000	68,824
E.ON SE1	5,147,000	56,867
China Resources Gas Group Ltd.[1]	390,000	1,746
		271,990
Real estate 0.81%
China Overseas Land & Investment Ltd.[1]	13,502,000	34,052
Ayala Land, Inc.[1]	54,527,900	33,408
CK Asset Holdings Ltd.[1]	1,442,000	7,036
		74,496
Total common stocks (cost: $6,361,894,000)		8,399,146
Preferred securities 1.06% Health care 0.57%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,026,230	51,891
American Funds Insurance Series — International Fund — Page 24 of 233

unaudited
Preferred securities (continued) Energy 0.49%	Shares	Value (000)
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	6,336,898	$44,612
Total preferred securities (cost: $104,416,000)		96,503
Rights & warrants 0.31% Health care 0.31%
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,4]	1,448,500	10,614
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,2,4]	578,554	4,240
WuXi AppTec Co., Ltd., Class A, warrants, expire 2021[1,4]	896,000	13,417
Total rights & warrants (cost: $21,623,000)		28,271
Convertible bonds & notes 0.03% Health care 0.03%	Principal amount (000)
NMC Health Jersey Ltd., convertible notes, 1.875% 2025[5]	$28,000	2,800
Total convertible bonds & notes (cost: $5,855,000)		2,800
Bonds, notes & other debt instruments 0.46% Corporate bonds, notes & loans 0.35% Materials 0.35%
First Quantum Minerals Ltd. 7.25% 2022[4]	25,720	25,756
Vale Overseas Ltd. 3.75% 2030	5,936	6,114
Total corporate bonds, notes & loans		31,870
Bonds & notes of governments & government agencies outside the U.S. 0.11%
United Mexican States, Series M, 8.00% 2023	MXN203,000	10,080
Total bonds, notes & other debt instruments (cost: $38,765,000)		41,950
Short-term securities 6.20% Money market investments 6.20%	Shares
Capital Group Central Cash Fund 0.12%[6,7]	5,662,789	566,335
Total short-term securities (cost: $566,268,000)		566,335
Total investment securities 100.08% (cost: $7,098,821,000)		9,135,005
Other assets less liabilities (0.08)%		(7,612)
Net assets 100.00%		$9,127,393
Investments in affiliates7

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2020 (000)	Dividend income (000)
Short-term securities 6.20%
Money market investments 6.20%
Capital Group Central Cash Fund 0.12%[6]	$544,457	$1,456,442	$1,434,413	$32	$(183)	$566,335	$2,878
American Funds Insurance Series — International Fund — Page 25 of 233

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,352,813,000, which represented 80.56% of the net assets of the fund. This amount includes $7,324,536,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $54,027,000, which represented .59% of the net assets of the fund.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Rate represents the seven-day yield at 9/30/2020.
[7]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
MXN = Mexican pesos
American Funds Insurance Series — International Fund — Page 26 of 233

New World Fund®
Investment portfolio
September 30, 2020
unaudited
Common stocks 90.23% Information technology 18.57%	Shares	Value (000)
Microsoft Corp.	425,806	$89,560
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	4,051,000	60,840
Mastercard Inc., Class A	147,017	49,717
PagSeguro Digital Ltd., Class A2	1,221,346	46,057
StoneCo Ltd., Class A2	756,315	40,002
Adobe Inc.[2]	72,922	35,763
PayPal Holdings, Inc.[2]	175,166	34,513
Keyence Corp.[1]	72,000	33,555
Broadcom Inc.	89,219	32,504
ASML Holding NV1	69,465	25,614
Visa Inc., Class A	119,983	23,993
Silergy Corp.[1]	343,000	20,295
EPAM Systems, Inc.[2]	53,962	17,445
Cree, Inc.[2]	259,588	16,546
Samsung Electronics Co., Ltd.[1]	277,712	13,993
Accenture PLC, Class A	44,433	10,041
Apple Inc.	84,667	9,805
Oneconnect Financial Technology Co., Ltd. (ADR)[2]	415,502	8,850
Kingdee International Software Group Co. Ltd.[1]	3,366,000	8,748
Trimble Inc.[2]	147,779	7,197
Hexagon AB, Class B1,2	93,104	7,036
FleetCor Technologies, Inc.[2]	27,253	6,489
MediaTek Inc.[1]	263,000	5,546
Edenred SA1	118,143	5,301
Halma PLC[1]	165,674	4,993
Tokyo Electron Ltd.[1]	19,000	4,973
Inphi Corp.[2]	32,805	3,682
Amphenol Corp., Class A	33,534	3,631
Nokia Corp.[1,2]	814,347	3,192
Logitech International SA1	38,731	2,997
Autodesk, Inc.[2]	12,652	2,923
Chindata Group Holdings Ltd., Class A (ADR)[2]	175,500	2,848
Advanced Micro Devices, Inc.[2]	33,963	2,785
Aspen Technology, Inc. (USA)[2]	19,776	2,503
Nice Ltd. (ADR)[2]	9,355	2,124
SAP SE1	12,421	1,934
Globant SA2	10,638	1,907
Micron Technology, Inc.[2]	39,831	1,870
ON Semiconductor Corp.[2]	84,843	1,840
Temenos AG1	13,477	1,815
Elastic NV, non-registered shares[2]	16,397	1,769
Hangzhou Hikvision Digital Technology Co., Ltd., Class A1	277,943	1,562
Hamamatsu Photonics KK1	30,700	1,547
Intel Corp.	28,781	1,490
Network International Holdings PLC[1,2]	360,390	1,273
CMC Materials, Inc.	8,638	1,234
American Funds Insurance Series — New World Fund — Page 27 of 233

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
KLA Corp.	5,692	$1,103
VeriSign, Inc.[2]	5,316	1,089
Atlassian Corp. PLC, Class A2	5,642	1,026
Amadeus IT Group SA, Class A, non-registered shares[1]	14,929	828
Largan Precision Co., Ltd.[1]	1,000	117
Coforge Ltd.[1]	1,687	53
		668,518
Consumer discretionary 14.02%
Alibaba Group Holding Ltd.[1,2]	2,339,904	86,527
MercadoLibre, Inc.[2]	56,800	61,485
LVMH Moët Hennessy-Louis Vuitton SE1	60,439	28,255
Delivery Hero SE1,2	220,759	25,394
Naspers Ltd., Class N1,2	132,996	23,457
Galaxy Entertainment Group Ltd.[1]	2,849,000	19,283
Kering SA1	28,892	19,195
Meituan Dianping, Class B1,2	605,702	19,049
Hermès International[1]	20,546	17,710
EssilorLuxottica[1,2]	126,014	17,136
General Motors Company	542,645	16,057
Evolution Gaming Group AB1	206,193	13,629
Fast Retailing Co., Ltd.[1]	20,100	12,612
XPeng Inc., Class A (ADR)[2,3]	508,519	10,206
NIKE, Inc., Class B	72,584	9,112
Sony Corp.[1]	107,100	8,192
adidas AG1,2	24,906	8,061
Booking Holdings Inc.[2]	4,212	7,205
Melco Resorts & Entertainment Ltd. (ADR)	419,502	6,985
Cie. Financière Richemont SA, Class A1	100,345	6,721
Jumbo SA1	362,261	6,366
Li Ning Co. Ltd.[1]	1,259,001	5,908
Marriott International, Inc., Class A	63,330	5,863
Wyndham Hotels & Resorts, Inc.	99,234	5,011
IDP Education Ltd.[1]	331,289	4,527
Gree Electric Appliances, Inc. of Zhuhai, Class A1	560,435	4,405
YUM! Brands, Inc.	48,041	4,386
Zhongsheng Group Holdings Ltd.[1]	692,500	4,353
Wynn Macau, Ltd.[1,2]	2,393,200	3,831
Bayerische Motoren Werke AG1	52,352	3,801
Suzuki Motor Corp.[1]	88,300	3,782
Midea Group Co., Ltd., Class A1	311,235	3,328
China MeiDong Auto Holdings Ltd.[1]	850,000	3,272
Prosus NV1,2	32,734	3,019
Ferrari NV1	15,347	2,809
Maruti Suzuki India Ltd.[1]	28,860	2,651
Domino’s Pizza, Inc.	5,955	2,533
Daimler AG1	38,897	2,097
GVC Holdings PLC[1,2]	158,016	1,989
Shangri-La Asia Ltd.[1,2]	2,386,000	1,960
Hyundai Motor Co.[1]	12,662	1,930
Samsonite International SA1,2	1,737,900	1,774
Lojas Americanas SA, ordinary nominative	396,020	1,721
Industria de Diseño Textil, SA1	52,446	1,458
China Tourism Group Duty Free Corp. Ltd., Class A1	44,000	1,442
InterContinental Hotels Group PLC[1,2]	26,077	1,369
American Funds Insurance Series — New World Fund — Page 28 of 233

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Aptiv PLC	14,036	$1,287
Vivo Energy PLC[1,2]	823,919	798
Peugeot SA1,2	42,707	770
		504,711
Health care 12.86%
Thermo Fisher Scientific Inc.	88,484	39,067
Zai Lab Ltd. (ADR)[2]	381,714	31,747
AstraZeneca PLC[1]	238,520	25,961
Abbott Laboratories	205,627	22,378
WuXi Biologics (Cayman) Inc.[1,2]	874,200	21,453
WuXi AppTec Co., Ltd., Class A1	900,716	13,487
WuXi AppTec Co., Ltd., Class H1	459,200	6,644
Carl Zeiss Meditec AG, non-registered shares[1]	157,272	19,905
Notre Dame Intermédica Participações SA	1,532,426	17,753
bioMérieux SA1	97,814	15,312
BeiGene, Ltd. (ADR)[2]	47,982	13,744
BeiGene, Ltd.[1,2]	54,000	1,190
BioMarin Pharmaceutical Inc.[2]	176,319	13,414
Asahi Intecc Co., Ltd.[1]	419,600	13,181
CSL Ltd.[1]	59,591	12,278
Aier Eye Hospital Group Co., Ltd., Class A1	1,499,327	11,327
Jiangsu Hengrui Medicine Co., Ltd., Class A1	798,598	10,571
Yunnan Baiyao Group Co., Ltd., Class A1	697,600	10,477
Koninklijke Philips NV (EUR denominated)[1,2]	210,614	9,922
Pharmaron Beijing Co., Ltd., Class H1	444,900	5,563
Pharmaron Beijing Co., Ltd., Class A1	274,800	4,216
Shionogi & Co., Ltd.[1]	182,100	9,743
Hugel, Inc.[1,2]	54,187	8,552
PerkinElmer, Inc.	64,535	8,100
Novo Nordisk A/S, Class B1	113,492	7,883
Olympus Corp.[1]	348,900	7,242
Hypera SA, ordinary nominative	1,353,042	7,185
Straumann Holding AG1	7,071	7,114
Illumina, Inc.[2]	21,815	6,743
Novartis AG1	76,202	6,622
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A1	435,533	6,572
CanSino Biologics Inc., Class H1,2	300,000	6,483
Pfizer Inc.	172,307	6,324
Alcon Inc.[1,2]	91,640	5,203
Hikma Pharmaceuticals PLC[1]	139,483	4,672
Bayer AG1	72,892	4,556
Danaher Corp.	21,130	4,550
Teva Pharmaceutical Industries Ltd. (ADR)[2]	491,384	4,427
Boston Scientific Corp.[2]	109,849	4,197
Medtronic PLC	40,254	4,183
Alibaba Health Information Technology Ltd[1,2]	1,696,600	4,174
Zoetis Inc., Class A	22,568	3,732
HOYA Corp.[1]	32,900	3,708
Hangzhou Tigermed Consulting Co., Ltd., Class A1	231,971	3,528
Grifols, SA, Class A, non-registered shares[1]	86,739	2,500
Grifols, SA, Class B (ADR)	32,886	570
Mettler-Toledo International Inc.[2]	1,703	1,645
OdontoPrev SA, ordinary nominative	556,289	1,189
Baxter International Inc.	12,433	1,000
American Funds Insurance Series — New World Fund — Page 29 of 233

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Merck & Co., Inc.	4,764	$395
Legend Biotech Corp. (ADR)[2]	10,800	333
NMC Health PLC[1,2,4]	49,400	1
		462,716
Financials 10.68%
Kotak Mahindra Bank Ltd.[1,2]	3,058,041	52,635
AIA Group Ltd.[1]	4,602,600	45,341
HDFC Bank Ltd.[1,2]	2,427,743	35,773
HDFC Bank Ltd. (ADR)[2]	77,454	3,870
B3 SA - Brasil, Bolsa, Balcao	2,995,030	29,338
XP Inc., Class A2	482,961	20,135
Sberbank of Russia PJSC (ADR)[1,2]	1,339,924	15,633
Sberbank of Russia PJSC (ADR)[2]	231,654	2,703
Ping An Insurance (Group) Company of China, Ltd., Class H1	1,695,800	17,494
Ping An Insurance (Group) Company of China, Ltd., Class A1	69,900	784
Société Générale[1,2]	1,250,872	16,552
Capitec Bank Holdings Ltd.[1]	200,356	12,401
Bajaj Finance Ltd.[1]	269,667	12,115
UniCredit SpA[1,2]	1,186,101	9,781
Moody’s Corp.	32,866	9,526
HDFC Life Insurance Company Ltd.[1,2]	1,086,723	8,246
Discovery Ltd.[1]	1,045,998	7,980
S&P Global Inc.	20,273	7,310
Hong Kong Exchanges and Clearing Ltd.[1]	154,300	7,253
PICC Property and Casualty Co. Ltd., Class H1	9,777,000	6,841
ICICI Bank Ltd. (ADR)[2]	395,516	3,888
ICICI Bank Ltd.[1,2]	508,399	2,466
Fairfax Financial Holdings Ltd., subordinate voting shares	17,346	5,108
Banco Bilbao Vizcaya Argentaria, SA1	1,796,903	4,966
Bank Central Asia Tbk PT1	2,536,300	4,629
Bank Rakyat Indonesia (Persero) Tbk PT1	20,614,600	4,229
TCS Group Holding PLC (GDR)[1,5]	142,600	3,765
The People’s Insurance Co. (Group) of China Ltd., Class H1	12,497,000	3,738
Vietnam Technological and Commercial Joint Stock Bank[1,2]	2,984,174	3,113
China Construction Bank Corp., Class H1	4,498,000	2,929
China Merchants Bank Co., Ltd., Class H1	613,000	2,919
Moscow Exchange MICEX-RTS PJSC[1]	1,430,082	2,692
UBS Group AG1	232,260	2,593
AU Small Finance Bank Ltd.[1,2]	266,944	2,380
Turkiye Garanti Bankasi AS1,2	2,467,134	2,266
Chubb Ltd.	16,000	1,858
Kasikornbank PCL, foreign registered shares[1]	738,900	1,794
Axis Bank Ltd.[1,2]	226,918	1,317
BB Seguridade Participações SA	286,269	1,237
BOC Hong Kong (Holdings) Ltd.[1]	441,500	1,171
Bank of the Philippine Islands[1]	796,700	1,052
Alpha Bank SA1,2	1,710,022	1,037
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	1,278,484	814
Credicorp Ltd.	4,951	614
		384,286
American Funds Insurance Series — New World Fund — Page 30 of 233

unaudited
Common stocks (continued) Communication services 9.28%	Shares	Value (000)
Tencent Holdings Ltd.[1]	1,124,500	$74,884
Facebook, Inc., Class A2	199,543	52,260
Sea Ltd., Class A (ADR)[2]	325,774	50,182
Alphabet Inc., Class C2	23,308	34,254
Alphabet Inc., Class A2	3,632	5,323
Netflix, Inc.[2]	49,442	24,722
Yandex NV, Class A2	297,357	19,403
América Móvil, SAB de CV, Series L (ADR)	1,276,402	15,942
Activision Blizzard, Inc.	148,886	12,052
Electronic Arts Inc.[2]	87,063	11,354
JOYY Inc., Class A (ADR)	80,746	6,514
Bharti Infratel Ltd.[1]	2,503,634	5,983
China Tower Corp. Ltd., Class H1	29,898,000	5,194
Vodafone Group PLC[1]	3,378,155	4,482
Z Holdings Corp.[1]	403,100	2,693
SoftBank Group Corp.[1]	41,200	2,544
Bharti Airtel Ltd.[1]	425,069	2,435
JCDecaux SA1,2	102,632	1,778
Informa PLC[1]	220,023	1,067
Perusahaan Perseroan (Persero) Telekomunikasi Indonesia Tbk PT, Class B1	4,709,300	812
HUYA, Inc. (ADR)[2]	6,409	154
		334,032
Consumer staples 6.40%
Kweichow Moutai Co., Ltd., Class A1	261,507	64,287
Nestlé SA1	213,616	25,343
Foshan Haitian Flavouring and Food Co. Ltd., Class A1	623,061	14,897
Anheuser-Busch InBev SA/NV1	182,208	9,835
Nongfu Spring Co., Ltd., Class H1,2	1,867,205	8,433
Carlsberg A/S, Class B1	56,939	7,667
Raia Drogasil SA, ordinary nominative	1,623,685	6,771
Pernod Ricard SA1	37,288	5,951
Reckitt Benckiser Group PLC[1]	54,367	5,300
Bid Corp. Ltd.[1]	336,223	5,181
Mondelez International, Inc.	88,043	5,058
Unilever NV (EUR denominated)[1]	78,318	4,728
Avenue Supermarts Ltd.[1,2]	145,383	4,342
British American Tobacco PLC[1]	119,107	4,281
AAK AB1,2	219,064	4,088
United Spirits Ltd.[1,2]	547,920	3,846
WH Group Ltd.[1]	4,490,500	3,655
Fomento Económico Mexicano, SAB de CV	638,921	3,600
Wal-Mart de México, SAB de CV, Series V	1,365,699	3,277
Uni-Charm Corp.[1]	72,600	3,243
Japan Tobacco Inc.[1]	170,900	3,121
Shiseido Company, Ltd.[1]	52,500	3,012
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	524,400	2,976
ITC Ltd.[1]	1,197,697	2,789
Kimberly-Clark de México, SAB de CV, Class A	1,674,436	2,658
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A1	273,285	2,643
Kirin Holdings Company, Ltd.[1]	137,400	2,581
L’Oréal SA, non-registered shares[1]	6,778	2,206
Herbalife Nutrition Ltd.[2]	43,470	2,028
Heineken NV1	19,714	1,752
Constellation Brands, Inc., Class A	8,403	1,592
American Funds Insurance Series — New World Fund — Page 31 of 233

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Colgate-Palmolive Company	18,811	$1,451
Danone SA1	21,767	1,408
Chengdu Hongqi Chain Co., Ltd.[1]	1,109,901	1,396
Coca-Cola Company	26,187	1,293
McCormick & Co., Inc., nonvoting shares	6,563	1,274
JBS SA, ordinary nominative	259,002	953
Estée Lauder Companies Inc., Class A	4,253	928
Diageo PLC[1]	11,617	398
		230,242
Materials 5.55%
Vale SA, ordinary nominative	1,327,302	13,971
Vale SA, ordinary nominative (ADR)	1,208,530	12,786
Sika AG1	72,498	17,811
Asian Paints Ltd.[1]	509,963	13,741
First Quantum Minerals Ltd.	1,305,017	11,633
AngloGold Ashanti Ltd. (ADR)	213,852	5,641
AngloGold Ashanti Ltd.[1]	73,018	1,908
Shin-Etsu Chemical Co., Ltd.[1]	57,600	7,518
Linde PLC	30,471	7,256
Givaudan SA1	1,616	6,965
Rio Tinto PLC[1]	110,029	6,639
Freeport-McMoRan Inc.	401,183	6,275
Koninklijke DSM NV1	37,988	6,260
LANXESS AG1	100,923	5,792
Shree Cement Ltd.[1]	18,685	5,134
Arkema SA1	45,476	4,824
Gerdau SA (ADR)	1,298,914	4,806
BHP Group PLC[1]	195,458	4,167
Air Liquide SA, non-registered shares[1]	26,163	4,152
Akzo Nobel NV1	36,581	3,705
UPM-Kymmene Oyj[1]	121,301	3,692
Umicore SA1	88,435	3,682
CCL Industries Inc., Class B, nonvoting shares	95,243	3,672
Chr. Hansen Holding A/S1	28,139	3,127
Yara International ASA[1]	80,273	3,091
BASF SE1	48,555	2,957
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A1	372,129	2,956
Loma Negra Compania Industrial Argentina SA (ADR)[2]	608,572	2,623
Alrosa PJSC[1]	2,686,870	2,551
SIG Combibloc Group AG1	125,298	2,515
Wheaton Precious Metals Corp. (CAD denominated)	48,538	2,381
Air Products and Chemicals, Inc.	7,945	2,367
Johnson Matthey PLC[1]	76,158	2,303
Amcor PLC (CDI)[1]	168,767	1,877
Turquoise Hill Resources Ltd.[2]	1,540,652	1,299
Turquoise Hill Resources Ltd. (CAD denominated)[2]	497,306	422
Barrick Gold Corp.	59,712	1,679
Celanese Corp.	15,580	1,674
Dow Inc.	32,985	1,552
UPL Ltd.[1]	173,982	1,192
Asahi Kasei Corp.[1]	130,400	1,138
Evonik Industries AG1	5,278	137
		199,871
American Funds Insurance Series — New World Fund — Page 32 of 233

unaudited
Common stocks (continued) Industrials 5.43%	Shares	Value (000)
Shanghai International Airport Co., Ltd., Class A1	2,613,677	$26,360
Airbus SE, non-registered shares[1,2]	241,063	17,498
Safran SA1,2	163,167	16,056
CCR SA, ordinary nominative	6,508,202	14,683
IMCD NV1	102,890	12,251
DSV Panalpina A/S1	65,951	10,763
International Container Terminal Services, Inc.[1]	4,324,290	9,816
SMC Corp.[1]	17,100	9,517
Wizz Air Holdings PLC[1,2]	193,820	7,779
Rumo SA2	1,831,399	6,216
Fortive Corp.	77,719	5,923
Nidec Corp.[1]	61,800	5,747
TransDigm Group Inc.	11,946	5,676
Daikin Industries, Ltd.[1]	24,300	4,481
Spirax-Sarco Engineering PLC[1]	30,181	4,291
Airports of Thailand PCL, foreign registered shares[1]	2,394,800	4,286
Han’s Laser Technology Industry Group Co., Ltd., Class A1	782,925	3,803
Air Lease Corp., Class A	123,735	3,640
Guangzhou Baiyun International Airport Co. Ltd., Class A1	1,555,503	3,120
A-Living Services Co., Ltd., Class H1	581,500	2,961
Ryanair Holdings PLC (ADR)[2]	32,796	2,681
Epiroc AB, Class B1	184,580	2,567
Koc Holding AS, Class B1	1,351,232	2,564
Jardine Matheson Holdings Ltd.[1]	60,600	2,405
Experian PLC[1]	60,902	2,279
ABB Ltd.[1]	86,463	2,191
Komatsu Ltd.[1]	85,700	1,887
Atlas Copco AB, Class B1	38,652	1,610
Boeing Company	7,282	1,203
Centre Testing International Group Co., Ltd.[1]	292,231	1,049
		195,303
Energy 3.95%
Reliance Industries Ltd.[1]	2,974,555	90,597
Reliance Industries Ltd., interim shares[1]	165,677	3,034
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	3,971,923	28,280
Rosneft Oil Company PJSC (GDR)[1]	1,328,968	6,521
Royal Dutch Shell PLC, Class B1	274,622	3,322
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	4,448	55
Total SE1,3	81,075	2,784
Schlumberger Ltd.	178,179	2,772
INPEX Corp.[1]	377,300	2,018
Chevron Corp.	14,738	1,061
BP PLC[1]	246,333	715
Exxon Mobil Corp.	17,716	608
United Tractors Tbk PT1	326,800	503
		142,270
Real estate 1.90%
American Tower Corp. REIT	47,375	11,452
ESR Cayman Ltd.[1,2]	3,568,600	11,134
KE Holdings Inc., Class A (ADR)[2]	107,943	6,617
CK Asset Holdings Ltd.[1]	1,295,000	6,318
China Overseas Land & Investment Ltd.[1]	2,404,000	6,063
Embassy Office Parks REIT[1]	1,191,600	5,831
American Funds Insurance Series — New World Fund — Page 33 of 233

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Shimao Group Holdings Ltd.[1]	1,300,000	$5,402
CIFI Holdings (Group) Co. Ltd.[1]	6,151,674	4,545
Ayala Land, Inc.[1]	7,031,100	4,308
BR Malls Participacoes SA, ordinary nominative[2]	2,686,453	4,009
Longfor Group Holdings Ltd.[1]	502,500	2,825
		68,504
Utilities 1.59%
ENN Energy Holdings Ltd.[1]	1,663,300	18,146
China Gas Holdings Ltd.[1]	6,287,800	17,931
AES Corp.	359,393	6,509
Enel SpA[1]	665,466	5,778
China Resources Gas Group Ltd.[1]	1,118,000	5,005
Engie SA1,2	282,113	3,771
		57,140
Total common stocks (cost: $2,244,736,000)		3,247,593
Preferred securities 1.10% Materials 0.28%
Gerdau SA, preferred nominative	2,699,873	10,000
Consumer discretionary 0.24%
Volkswagen AG, nonvoting preferred shares[1,2]	37,469	6,030
Lojas Americanas SA, preferred nominative	499,030	2,523
		8,553
Industrials 0.22%
Azul SA, preferred nominative (ADR)[2,3]	365,827	4,814
GOL Linhas Aéreas Inteligentes SA, preferred nominative[2]	868,887	2,643
GOL Linhas Aéreas Inteligentes SA, preferred nominative (ADR)[2]	78,068	476
		7,933
Health care 0.11%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	238,047	4,082
Energy 0.09%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	384,121	2,704
Petróleo Brasileiro SA (Petrobras), preferred nominative	192,972	674
		3,378
Consumer staples 0.08%
Henkel AG & Co. KGaA, nonvoting preferred shares[1]	27,862	2,917
Information technology 0.06%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	45,385	1,958
Financials 0.02%
Itaúsa SA, preferred nominative	535,726	840
American Funds Insurance Series — New World Fund — Page 34 of 233

unaudited
Preferred securities (continued) Real estate 0.00%	Shares	Value (000)
Ayala Land, Inc., preferred shares[1,2,4]	15,000,000	$—[6]
Total preferred securities (cost: $33,627,000)		39,661
Rights & warrants 0.24% Consumer staples 0.22%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[1,5]	336,160	8,037
Health care 0.02%
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,5]	54,200	397
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,2,5]	21,625	159
		556
Total rights & warrants (cost: $3,236,000)		8,593
Convertible bonds & notes 0.00% Health care 0.00%	Principal amount (000)
BioMarin Pharmaceutical Inc., convertible bonds, 1.25% 2027[5]	$ 114	112
Total convertible bonds & notes (cost: $121,000)		112
Bonds, notes & other debt instruments 3.19% Bonds & notes of governments & government agencies outside the U.S. 2.77%
Abu Dhabi (Emirate of) 2.50% 2029[5]	1,900	2,034
Abu Dhabi (Emirate of) 1.70% 2031[5]	455	451
Angola (Republic of) 9.50% 2025	800	699
Angola (Republic of) 8.25% 2028	200	160
Angola (Republic of) 8.00% 2029[5]	2,800	2,226
Angola (Republic of) 8.00% 2029	200	159
Argentine Republic 1.00% 2029	384	176
Argentine Republic 0.125% 2030[7]	757	317
Argentine Republic 0.125% 2035[7]	4,190	1,584
Argentine Republic 0.125% 2038[7]	1,318	569
Argentine Republic 0.125% 2041[7]	5,900	2,357
Armenia (Republic of) 7.15% 2025	490	536
Bahrain (Kingdom of) 6.75% 2029[5]	500	537
Belarus (Republic of) 6.875% 2023	1,135	1,105
Belarus (Republic of) 5.875% 2026	230	214
Belarus (Republic of) 7.625% 2027	335	328
Buenos Aires (City of) 8.95% 2021	359	326
Cameroon (Republic of) 9.50% 2025	1,505	1,558
Colombia (Republic of) 4.50% 2026	1,250	1,386
Colombia (Republic of) 7.375% 2037	600	847
Colombia (Republic of) 4.125% 2051	350	364
Costa Rica (Republic of) 6.125% 2031[5]	1,250	1,180
Dominican Republic 5.50% 2025[5]	370	395
Dominican Republic 9.75% 2026	DOP42,150	738
Dominican Republic 8.625% 2027[5]	$575	673
Dominican Republic 11.25% 2027	DOP22,900	431
Dominican Republic 11.375% 2029	12,800	250
Dominican Republic 7.45% 2044[5]	$1,125	1,271
American Funds Insurance Series — New World Fund — Page 35 of 233

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 7.45% 2044	$1,100	$1,243
Dominican Republic 6.85% 2045	100	106
Dominican Republic 5.875% 2060[5]	280	266
Egypt (Arab Republic of) 5.75% 2024[5]	450	461
Egypt (Arab Republic of) 5.625% 2030	€260	277
Egypt (Arab Republic of) 7.625% 2032[5]	$1,140	1,118
Egypt (Arab Republic of) 8.50% 2047	1,200	1,165
Egypt (Arab Republic of) 8.15% 2059[5]	900	843
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,230	1,237
Export-Import Bank of India 3.25% 2030	1,180	1,193
Gabonese Republic 6.375% 2024	2,480	2,348
Guatemala (Republic of) 4.375% 2027	600	644
Honduras (Republic of) 6.25% 2027	2,000	2,198
Honduras (Republic of) 5.625% 2030[5]	200	215
Indonesia (Republic of) 6.625% 2037	700	987
Indonesia (Republic of) 5.25% 2042	840	1,067
Iraq (Republic of) 6.752% 2023	960	920
Jordan (Hashemite Kingdom of) 4.95% 2025[5]	600	600
Jordan (Hashemite Kingdom of) 5.75% 2027[5]	1,530	1,538
Jordan (Hashemite Kingdom of) 5.75% 2027	200	201
Kazakhstan (Republic of) 5.125% 2025[5]	900	1,044
Kazakhstan (Republic of) 6.50% 2045[5]	800	1,245
Kenya (Republic of) 6.875% 2024	1,350	1,376
Kenya (Republic of) 6.875% 2024[5]	900	918
Kenya (Republic of) 8.25% 2048[5]	2,200	2,118
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR430	112
Malaysia (Federation of), Series 0418, 4.893% 2038	1,150	327
Oman (Sultanate of) 5.625% 2028	$1,145	1,057
Pakistan (Islamic Republic of) 8.25% 2024	500	531
Pakistan (Islamic Republic of) 8.25% 2025[5]	410	438
Pakistan (Islamic Republic of) 6.875% 2027[5]	1,250	1,247
Pakistan (Islamic Republic of) 7.875% 2036	400	399
Panama (Republic of) 3.75% 2026[5]	1,380	1,478
Panama (Republic of) 4.50% 2047	1,155	1,447
Panama (Republic of) 4.50% 2050	400	504
Panama (Republic of) 4.30% 2053	400	495
Paraguay (Republic of) 4.625% 2023	200	212
Paraguay (Republic of) 5.00% 2026[5]	500	571
Paraguay (Republic of) 5.00% 2026	210	240
Paraguay (Republic of) 4.70% 2027[5]	800	911
Paraguay (Republic of) 4.70% 2027	500	569
Paraguay (Republic of) 4.95% 2031	320	370
Peru (Republic of) 6.55% 2037	1,070	1,622
PETRONAS Capital Ltd. 3.50% 2030[5]	200	224
PETRONAS Capital Ltd. 4.55% 2050[5]	400	512
Philippines (Republic of) 2.457% 2030	430	465
Philippines (Republic of) 2.95% 2045	1,220	1,295
PT Indonesia Asahan Aluminium Tbk 6.757% 2048	200	257
Qatar (State of) 4.50% 2028[5]	3,000	3,594
Qatar (State of) 4.50% 2028	1,000	1,198
Romania 2.00% 2032	€1,510	1,750
Romania 5.125% 2048[5]	$1,700	2,082
Russian Federation 4.375% 2029[5]	1,000	1,149
Russian Federation 5.10% 2035	1,200	1,474
Russian Federation 5.25% 2047	1,400	1,858
American Funds Insurance Series — New World Fund — Page 36 of 233

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Senegal (Republic of) 4.75% 2028	€1,100	$1,250
Serbia (Republic of) 3.125% 2027	1,020	1,280
South Africa (Republic of) 5.875% 2030	$2,110	2,163
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	250	207
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	1,000	810
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	410	291
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	700	501
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,610	1,137
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	800	552
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[5]	500	345
Tunisia (Republic of) 6.75% 2023	€110	122
Tunisia (Republic of) 5.625% 2024	710	755
Tunisia (Republic of) 5.75% 2025	$875	790
Turkey (Republic of) 11.875% 2030	600	788
Turkey (Republic of) 4.875% 2043	1,295	969
Turkey (Republic of) 5.75% 2047	2,205	1,753
Ukraine 7.75% 2027	2,328	2,312
Ukraine 9.75% 2028	700	759
Ukraine 7.375% 2032	2,180	2,054
United Mexican States 3.90% 2025	320	351
United Mexican States 4.50% 2029	1,070	1,200
United Mexican States 4.75% 2032	870	985
United Mexican States 4.75% 2044	1,090	1,194
Venezuela (Bolivarian Republic of) 7.00% 2018[8]	64	5
Venezuela (Bolivarian Republic of) 7.75% 2019[8]	1,149	92
Venezuela (Bolivarian Republic of) 6.00% 2020[8]	950	76
Venezuela (Bolivarian Republic of) 12.75% 2022[8]	85	7
Venezuela (Bolivarian Republic of) 9.00% 2023[8]	1,383	111
Venezuela (Bolivarian Republic of) 8.25% 2024[8]	299	24
Venezuela (Bolivarian Republic of) 7.65% 2025[8]	129	10
Venezuela (Bolivarian Republic of) 11.75% 2026[8]	64	5
Venezuela (Bolivarian Republic of) 9.25% 2027[8]	170	14
Venezuela (Bolivarian Republic of) 9.25% 2028[8]	319	26
Venezuela (Bolivarian Republic of) 11.95% 2031[8]	106	8
Venezuela (Bolivarian Republic of) 7.00% 2038[8]	107	9
		99,542
Corporate bonds, notes & loans 0.42% Energy 0.10%
Oleoducto Central SA 4.00% 2027[5]	255	265
Petrobras Global Finance Co. 5.093% 2030	327	344
Petrobras Global Finance Co. 5.60% 2031	575	615
Petrobras Global Finance Co. 6.75% 2050	110	119
Petrobras Global Finance Co. 6.85% 2115	314	336
Petróleos Mexicanos 6.875% 2026	755	725
Petróleos Mexicanos 6.49% 2027	910	854
PTT Exploration and Production PCL 2.587% 2027[5]	320	331
		3,589
Financials 0.08%
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[7]	1,140	1,119
HSBK (Europe) BV 7.25% 2021[5]	665	676
Power Financial Corp. Ltd. 5.25% 2028	425	454
American Funds Insurance Series — New World Fund — Page 37 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Power Financial Corp. Ltd. 6.15% 2028	$432	$486
Power Financial Corp. Ltd. 4.50% 2029	273	278
		3,013
Utilities 0.07%
AES Panama Generation Holdings SRL 4.375% 2030[5]	280	288
Empresas Publicas de Medellin ESP 4.25% 2029[5]	665	666
Empresas Publicas de Medellin ESP 4.375% 2031[5]	360	363
State Grid Overseas Investment Ltd. 3.50% 2027[5]	900	1,008
State Grid Overseas Investment Ltd. 4.25% 2028	200	234
		2,559
Materials 0.07%
Braskem Idesa Sapi 7.45% 2029	775	730
Braskem Idesa Sapi 7.45% 2029[5]	300	283
CSN Resources SA 7.625% 2023	1,320	1,368
		2,381
Industrials 0.05%
DP World Crescent 4.848% 2028[5]	835	927
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[5]	270	333
Mexico City Airport Trust 4.25% 2026	475	422
Mexico City Airport Trust 3.875% 2028	200	171
		1,853
Communication services 0.04%
Axiata SPV5 (Labuan) Ltd. 3.064% 2050	357	339
PLDT Inc. 2.50% 2031	210	215
Tencent Holdings Ltd. 3.975% 2029	400	456
Tencent Holdings Ltd. 3.24% 2050[5]	580	584
		1,594
Consumer discretionary 0.01%
Sands China Ltd. 4.375% 2030[5]	220	233
Total corporate bonds, notes & loans		15,222
Total bonds, notes & other debt instruments (cost: $112,410,000)		114,764
Short-term securities 5.68% Money market investments 5.68%	Shares
Capital Group Central Cash Fund 0.12%[9,10]	1,968,916	196,912
Goldman Sachs Financial Square Government Fund, Institutional Shares 0%[9,11]	7,559,251	7,559
		204,471
Total short-term securities (cost: $204,466,000)		204,471
Total investment securities 100.44% (cost: $2,598,596,000)		3,615,194
Other assets less liabilities (0.44)%		(15,819)
Net assets 100.00%		$3,599,375
American Funds Insurance Series — New World Fund — Page 38 of 233

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 9/30/2020[13] (000)	Unrealized appreciation at 9/30/2020 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	8	December 2020	$(800)	$(1,279)	$3
30 Year Ultra U.S. Treasury Bond Futures	Long	5	December 2020	500	1,109	1
						$4
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 9/30/2020 (000)
Purchases (000)	Sales (000)
USD3,320	EUR2,830	Standard Chartered Bank	10/26/2020	$—[6]
Investments in affiliates10

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2020 (000)	Dividend income (000)
Short-term securities 5.47%
Money market investments 5.47%
Capital Group Central Cash Fund 0.12%[9]	$238,673	$771,304	$812,984	$43	$(124)	$196,912	$1,153
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,953,529,000, which represented 54.27% of the net assets of the fund. This amount includes $1,941,822,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $10,888,000, which represented .30% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $50,111,000, which represented 1.39% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Step bond; coupon rate may change at a later date.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Rate represents the seven-day yield at 9/30/2020.
[10]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[11]	Security purchased with cash collateral from securities on loan.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbols
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
DOP = Dominican pesos
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
MYR = Malaysian ringgits
USD/$ = U.S. dollars
American Funds Insurance Series — New World Fund — Page 39 of 233

Blue Chip Income and Growth Fund
Investment portfolio
September 30, 2020
unaudited
Common stocks 95.73% Health care 20.03%	Shares	Value (000)
Abbott Laboratories	3,635,500	$395,651
Amgen Inc.	1,258,510	319,863
Gilead Sciences, Inc.	3,005,712	189,931
AbbVie Inc.	2,112,460	185,030
UnitedHealth Group Inc.	574,000	178,956
Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,333,800	93,108
Medtronic PLC	700,000	72,744
Humana Inc.	172,700	71,479
Stryker Corp.	296,800	61,844
Merck & Co., Inc.	500,000	41,475
Thermo Fisher Scientific Inc.	87,000	38,412
Zimmer Biomet Holdings, Inc.	225,000	30,632
PerkinElmer, Inc.	210,400	26,407
Bristol-Myers Squibb Company	400,000	24,116
		1,729,648
Information technology 16.50%
Microsoft Corp.	2,533,700	532,913
Broadcom Inc.	1,007,100	366,907
Mastercard Inc., Class A	579,900	196,105
Apple Inc.	1,600,000	185,296
SS&C Technologies Holdings, Inc.	1,153,800	69,828
Intel Corp.	1,100,000	56,958
QUALCOMM Inc.	109,000	12,827
ASML Holding NV (New York registered) (ADR)	9,200	3,397
		1,424,231
Industrials 13.06%
CSX Corp.	3,780,162	293,605
Raytheon Technologies Corp.	3,879,600	223,232
General Dynamics Corp.	929,000	128,602
Union Pacific Corp.	565,600	111,350
Illinois Tool Works Inc.	450,000	86,945
Carrier Global Corp.	2,549,000	77,846
General Electric Co.	9,318,000	58,051
Airbus Group SE (ADR)[1]	2,639,000	47,845
RELX PLC (ADR)	1,225,000	27,403
Stanley Black & Decker, Inc.	136,000	22,059
Otis Worldwide Corp.	277,500	17,322
L3Harris Technologies, Inc.	85,000	14,436
ManpowerGroup Inc.	131,500	9,643
Robert Half International Inc.	160,300	8,486
Rolls-Royce Holdings PLC (ADR)	356,800	614
		1,127,439
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Common stocks (continued) Consumer staples 10.48%	Shares	Value (000)
Constellation Brands, Inc., Class A	1,221,600	$231,505
Philip Morris International Inc.	2,995,700	224,648
British American Tobacco PLC (ADR)	2,630,706	95,100
Altria Group, Inc.	2,448,000	94,591
Coca-Cola Company	1,250,000	61,712
PepsiCo, Inc.	400,000	55,440
Keurig Dr Pepper Inc.	1,746,500	48,203
Costco Wholesale Corp.	108,000	38,340
Lamb Weston Holdings, Inc.	400,000	26,508
Mondelez International, Inc.	384,000	22,061
Estée Lauder Companies Inc., Class A	31,600	6,897
		905,005
Communication services 9.43%
Facebook, Inc., Class A1	1,141,300	298,906
Comcast Corp., Class A	5,789,400	267,818
Alphabet Inc., Class A1	80,975	118,677
Alphabet Inc., Class C1	3,000	4,409
Netflix, Inc.[1]	201,800	100,906
Verizon Communications Inc.	235,500	14,010
Activision Blizzard, Inc.	113,000	9,147
		813,873
Energy 6.93%
EOG Resources, Inc.	4,588,100	164,896
Baker Hughes Co., Class A	10,148,000	134,867
Exxon Mobil Corp.	2,032,766	69,785
Pioneer Natural Resources Company	486,800	41,860
Diamondback Energy, Inc.	1,320,033	39,760
Williams Companies, Inc.	1,661,000	32,639
Concho Resources Inc.	616,100	27,182
TC Energy Corp.	600,000	25,212
Schlumberger Ltd.	1,559,400	24,264
Royal Dutch Shell PLC, Class B (ADR)	987,000	23,905
Canadian Natural Resources, Ltd.	885,250	14,173
		598,543
Consumer discretionary 6.71%
McDonald’s Corp.	500,000	109,745
Royal Caribbean Cruises Ltd.	1,525,200	98,726
General Motors Company	3,153,500	93,312
Home Depot, Inc.	303,099	84,174
Lowe’s Companies, Inc.	409,700	67,953
Sony Corp. (ADR)	561,000	43,057
Williams-Sonoma, Inc.	313,000	28,308
NIKE, Inc., Class B	225,000	28,246
Hasbro, Inc.	315,000	26,057
		579,578
Financials 5.01%
JPMorgan Chase & Co.	1,349,300	129,897
Citigroup Inc.	2,685,300	115,763
American International Group, Inc.	3,102,900	85,423
Discover Financial Services	920,000	53,158
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 41 of 233

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Common stocks (continued) Financials (continued)	Shares	Value (000)
Nasdaq, Inc.	260,000	$31,905
CME Group Inc., Class A	96,500	16,145
		432,291
Utilities 3.45%
Public Service Enterprise Group Inc.	1,920,000	105,427
Entergy Corp.	525,000	51,728
Sempra Energy	331,000	39,177
DTE Energy Company	338,500	38,941
American Electric Power Company, Inc.	450,000	36,779
NextEra Energy, Inc.	50,000	13,878
E.ON SE (ADR)	1,090,000	12,023
		297,953
Materials 2.44%
Linde PLC	782,200	186,265
Freeport-McMoRan Inc.	1,565,000	24,477
		210,742
Real estate 1.69%
Crown Castle International Corp. REIT	525,000	87,412
Digital Realty Trust, Inc. REIT	177,500	26,050
Equinix, Inc. REIT	22,400	17,027
Alexandria Real Estate Equities, Inc. REIT	98,500	15,760
		146,249
Total common stocks (cost: $6,497,478,000)		8,265,552
Rights & warrants 0.00% Financials 0.00%
American International Group, Inc., warrants, expire 2021[1]	1,151,554	184
Total rights & warrants (cost: $17,794,000)		184
Convertible stocks 0.78% Consumer discretionary 0.57%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	431,213	48,908
Health care 0.21%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	8,921	11,397
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	4,900	7,232
		18,629
Total convertible stocks (cost: $57,918,000)		67,537
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 42 of 233

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Short-term securities 3.45% Money market investments 3.45%	Shares	Value (000)
Capital Group Central Cash Fund 0.12%[2,3]	2,977,547	$297,784
Total short-term securities (cost: $297,731,000)		297,784
Total investment securities 99.96% (cost: $6,870,921,000)		8,631,057
Other assets less liabilities 0.04%		3,773
Net assets 100.00%		$8,634,830
Investments in affiliates3

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2020 (000)	Dividend income (000)
Short-term securities 3.45%
Money market investments 3.45%
Capital Group Central Cash Fund 0.12%[2]	$312,462	$1,310,871	$1,325,966	$394	$23	$297,784	$1,946
[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 9/30/2020.
[3]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 43 of 233

Global Growth and Income Fund
Investment portfolio
September 30, 2020
unaudited
Common stocks 95.16% Information technology 17.75%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	4,709,800	$70,735
Broadcom Inc.	155,700	56,725
Apple Inc.	423,960	49,099
Microsoft Corp.	218,000	45,852
ASML Holding NV1	70,000	25,811
Tokyo Electron Ltd.[1]	49,000	12,825
GoDaddy Inc., Class A2	142,000	10,788
Afterpay Ltd.[1,2]	184,495	10,783
SAP SE1	68,500	10,667
Fiserv, Inc.[2]	88,000	9,068
Advanced Micro Devices, Inc.[2]	98,400	8,068
NetEase, Inc.[1]	420,800	7,548
Temenos AG1	46,800	6,302
Texas Instruments Inc.	40,000	5,712
PagSeguro Digital Ltd., Class A2	130,000	4,902
Murata Manufacturing Co., Ltd.[1]	67,000	4,323
Atlassian Corp. PLC, Class A2	13,000	2,363
Visa Inc., Class A	11,700	2,340
		343,911
Financials 13.95%
Fannie Mae[2]	16,006,000	32,332
Société Générale[1,2]	2,306,018	30,515
Sberbank of Russia PJSC (ADR)[1,2]	2,177,000	25,398
AIA Group Ltd.[1]	1,590,000	15,663
DBS Group Holdings Ltd.[1]	1,005,000	14,782
B3 SA - Brasil, Bolsa, Balcao	1,500,000	14,693
Discover Financial Services	249,000	14,387
Toronto-Dominion Bank (CAD denominated)	302,192	13,991
UniCredit SpA[1,2]	1,686,696	13,910
HDFC Bank Ltd.[1,2]	888,000	13,085
Ping An Insurance (Group) Company of China, Ltd., Class H1	1,195,000	12,328
Macquarie Group Ltd.[1]	142,118	12,207
CME Group Inc., Class A	70,000	11,712
JPMorgan Chase & Co.	92,000	8,857
The Blackstone Group Inc., Class A	144,800	7,558
HDFC Life Insurance Company Ltd.[1,2]	773,990	5,873
CIT Group Inc.	290,000	5,136
Zurich Insurance Group AG1	14,000	4,868
Truist Financial Corp.	116,550	4,435
BB Seguridade Participações SA	997,600	4,311
Barclays PLC[1,2]	3,365,000	4,234
		270,275
American Funds Insurance Series — Global Growth and Income Fund — Page 44 of 233

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Common stocks (continued) Health care 11.91%	Shares	Value (000)
Novartis AG1	360,000	$31,284
UnitedHealth Group Inc.	86,300	26,906
Abbott Laboratories	171,000	18,610
Allogene Therapeutics, Inc.[2]	461,000	17,384
Boston Scientific Corp.[2]	351,000	13,412
Sarepta Therapeutics, Inc.[2]	94,500	13,271
Eli Lilly and Company	88,000	13,026
AstraZeneca PLC[1]	105,100	11,439
Hikma Pharmaceuticals PLC[1]	340,000	11,388
Centene Corp.[2]	186,000	10,849
Gilead Sciences, Inc.	162,100	10,243
DexCom, Inc.[2]	23,700	9,770
HOYA Corp.[1]	76,700	8,646
CSL Ltd.[1]	35,200	7,253
Insulet Corp.[2]	28,300	6,695
Biogen Inc.[2]	17,500	4,964
Koninklijke Philips NV (EUR denominated)[1,2]	102,028	4,807
Regeneron Pharmaceuticals, Inc.[2]	7,650	4,282
Pfizer Inc.	104,000	3,817
Top Glove Corp. Bhd.[1]	1,314,600	2,655
		230,701
Industrials 10.74%
CCR SA, ordinary nominative	22,380,800	50,493
Airbus SE, non-registered shares[1,2]	607,200	44,073
Lockheed Martin Corp.	66,000	25,296
Safran SA1,2	123,500	12,153
Honeywell International Inc.	71,700	11,803
Illinois Tool Works Inc.	54,000	10,433
Rheinmetall AG1	98,800	8,908
VAT Group AG1	35,200	6,729
Experian PLC[1]	171,000	6,399
Boeing Company	35,500	5,867
CSX Corp.	73,000	5,670
Watsco, Inc.	23,500	5,473
PACCAR Inc.	58,600	4,997
Union Pacific Corp.	24,400	4,804
Aeroflot - Russian Airlines PJSC[1,2]	3,920,000	3,720
International Consolidated Airlines Group SA (CDI)[1,3]	1,035,000	1,257
		208,075
Consumer discretionary 8.88%
LVMH Moët Hennessy-Louis Vuitton SE1	74,096	34,640
Home Depot, Inc.	81,000	22,495
Flutter Entertainment PLC (EUR denominated)[1]	126,077	19,977
Alibaba Group Holding Ltd.[1,2]	522,600	19,325
General Motors Company	400,000	11,836
Amazon.com, Inc.[2]	3,100	9,761
Li Ning Co. Ltd.[1]	1,685,000	7,907
NIKE, Inc., Class B	51,800	6,503
adidas AG1,2	18,500	5,988
Restaurant Brands International Inc. (CAD denominated)	103,600	5,950
Melco Resorts & Entertainment Ltd. (ADR)	297,000	4,945
Naspers Ltd., Class N1,2	27,000	4,762
Gentex Corp.	166,000	4,274
American Funds Insurance Series — Global Growth and Income Fund — Page 45 of 233

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Tesla, Inc.[2]	9,000	$3,861
Aston Martin Lagonda Global Holdings PLC[1,2]	5,345,047	3,506
lululemon athletica inc.[2]	9,800	3,228
Strategic Education, Inc.	34,000	3,110
		172,068
Communication services 7.33%
Alphabet Inc., Class A2	21,800	31,950
Alphabet Inc., Class C2	7,000	10,287
Comcast Corp., Class A	546,000	25,258
Facebook, Inc., Class A2	65,000	17,024
Warner Music Group Corp., Class A	385,484	11,079
Walt Disney Company	67,000	8,313
Activision Blizzard, Inc.	101,000	8,176
SoftBank Corp.[1]	663,800	7,438
New York Times Co., Class A	160,000	6,847
Tencent Holdings Ltd.[1]	100,000	6,659
Koninklijke KPN NV1	1,528,000	3,593
Netflix, Inc.[2]	5,500	2,750
Advanced Info Service PCL, foreign registered shares[1]	479,000	2,593
		141,967
Utilities 7.26%
E.ON SE1	3,644,000	40,261
Enel SpA[1]	3,539,000	30,730
Ørsted AS1	189,456	26,133
Dominion Energy, Inc.	150,000	11,839
National Grid PLC[1]	750,000	8,634
Brookfield Infrastructure Partners LP	170,000	8,106
China Resources Gas Group Ltd.[1]	1,778,000	7,960
American Electric Power Company, Inc.	72,700	5,942
Brookfield Infrastructure Corp., Class A, subordinate voting shares	18,888	1,047
		140,652
Energy 4.80%
Reliance Industries Ltd.[1]	1,606,099	48,917
Reliance Industries Ltd., interim shares[1]	107,073	1,961
Gazprom PJSC (ADR)[1]	3,431,000	14,927
Canadian Natural Resources, Ltd. (CAD denominated)	904,000	14,488
EOG Resources, Inc.	350,000	12,579
		92,872
Consumer staples 4.51%
Nestlé SA1	298,275	35,387
British American Tobacco PLC[1]	252,000	9,058
ITC Ltd.[1]	3,410,972	7,943
Keurig Dr Pepper Inc.	235,000	6,486
Philip Morris International Inc.	80,000	5,999
Altria Group, Inc.	145,000	5,603
Pernod Ricard SA1	35,000	5,586
Mondelez International, Inc.	72,000	4,136
Reckitt Benckiser Group PLC[1]	42,000	4,095
Beyond Meat, Inc.[2]	18,000	2,989
		87,282
American Funds Insurance Series — Global Growth and Income Fund — Page 46 of 233

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Common stocks (continued) Materials 4.48%	Shares	Value (000)
BHP Group PLC[1]	870,000	$18,547
Koninklijke DSM NV1	109,000	17,963
Vale SA, ordinary nominative	1,320,000	13,894
Fortescue Metals Group Ltd.[1]	915,000	10,711
Evonik Industries AG1	375,000	9,715
Shin-Etsu Chemical Co., Ltd.[1]	63,000	8,223
Air Products and Chemicals, Inc.	26,000	7,744
		86,797
Real estate 3.55%
Alexandria Real Estate Equities, Inc. REIT	103,000	16,480
Mindspace Business Parks REIT[1,2]	2,124,800	8,763
Mindspace Business Parks REIT[1,2,4]	1,309,000	5,020
Digital Realty Trust, Inc. REIT	72,000	10,567
Prologis, Inc. REIT	90,000	9,056
Iron Mountain Inc. REIT	219,200	5,872
Longfor Group Holdings Ltd.[1]	1,025,000	5,761
CIFI Holdings (Group) Co. Ltd.[1]	5,910,000	4,367
China Overseas Land & Investment Ltd.[1]	1,166,000	2,941
		68,827
Total common stocks (cost: $1,397,950,000)		1,843,427
Bonds, notes & other debt instruments 1.78% Corporate bonds, notes & loans 1.78% Communication services 1.78%	Principal amount (000)
Sprint Corp. 7.25% 2021	$33,000	34,567
Total bonds, notes & other debt instruments (cost: $32,420,000)		34,567
Short-term securities 3.02% Money market investments 3.02%	Shares
Capital Group Central Cash Fund 0.12%[5,6]	573,470	57,353
Goldman Sachs Financial Square Government Fund, Institutional Shares 0%[5,7]	1,125,000	1,125
		58,478
Total short-term securities (cost: $58,470,000)		58,478
Total investment securities 99.96% (cost: $1,488,840,000)		1,936,472
Other assets less liabilities 0.04%		773
Net assets 100.00%		$1,937,245
Investments in affiliates6

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2020 (000)	Dividend income (000)
Short-term securities 2.96%
Money market investments 2.96%
Capital Group Central Cash Fund 0.12%[5]	$28,561	$512,492	$483,687	$51	$(64)	$57,353	$557
American Funds Insurance Series — Global Growth and Income Fund — Page 47 of 233

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $912,559,000, which represented 47.11% of the net assets of the fund. This amount includes $907,539,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $1,170,000, which represented .06% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,020,000, which represented .26% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 9/30/2020.
[6]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[7]	Security purchased with cash collateral from securities on loan.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
American Funds Insurance Series — Global Growth and Income Fund — Page 48 of 233

Growth-Income Fund
Investment portfolio
September 30, 2020
unaudited
Common stocks 95.28% Information technology 19.09%	Shares	Value (000)
Microsoft Corp.	10,459,400	$2,199,926
Broadcom Inc.	2,672,334	973,585
Mastercard Inc., Class A	1,455,500	492,206
Intel Corp.	5,718,300	296,094
Visa Inc., Class A	1,093,800	218,727
Accenture PLC, Class A	890,900	201,334
Autodesk, Inc.[1]	844,000	194,972
Adobe Inc.[1]	370,100	181,508
Taiwan Semiconductor Manufacturing Company, Ltd.[2]	10,147,000	152,393
Apple Inc.	1,220,400	141,335
ServiceNow, Inc.[1]	280,100	135,848
QUALCOMM Inc.	1,007,952	118,616
ASML Holding NV2	172,750	63,699
ASML Holding NV (New York registered) (ADR)	147,800	54,578
Automatic Data Processing, Inc.	755,000	105,315
Ceridian HCM Holding Inc.[1]	1,240,574	102,533
CDK Global, Inc.	2,042,800	89,046
Global Payments Inc.	498,100	88,453
PayPal Holdings, Inc.[1]	383,800	75,620
Fidelity National Information Services, Inc.	504,200	74,223
StoneCo Ltd., Class A1	1,285,500	67,990
Samsung Electronics Co., Ltd.[2]	1,110,000	55,928
Fiserv, Inc.[1]	536,700	55,307
MKS Instruments, Inc.	481,000	52,540
SYNNEX Corp.	367,700	51,500
Atlassian Corp. PLC, Class A1	247,800	45,048
Euronet Worldwide, Inc.[1]	491,600	44,785
Amphenol Corp., Class A	386,000	41,792
FleetCor Technologies, Inc.[1]	167,000	39,763
NetApp, Inc.	873,100	38,277
TE Connectivity Ltd.	391,000	38,216
SAP SE2	239,500	37,296
Micron Technology, Inc.[1]	760,600	35,718
Texas Instruments Inc.	250,000	35,697
Teradata Corp.[1]	1,056,057	23,972
Trimble Inc.[1]	413,300	20,128
Applied Materials, Inc.	337,400	20,058
VeriSign, Inc.[1]	61,000	12,496
GoDaddy Inc., Class A1	143,400	10,894
Analog Devices, Inc.	75,000	8,756
		6,696,172
Health care 15.87%
UnitedHealth Group Inc.	2,609,900	813,689
Abbott Laboratories	6,239,669	679,063
Gilead Sciences, Inc.	10,207,500	645,012
American Funds Insurance Series — Growth-Income Fund — Page 49 of 233

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Amgen Inc.	2,030,500	$516,072
Merck & Co., Inc.	3,038,880	252,075
AstraZeneca PLC[2]	1,631,800	177,606
AstraZeneca PLC (ADR)	721,200	39,522
Seattle Genetics, Inc.[1]	1,100,906	215,436
Thermo Fisher Scientific Inc.	434,000	191,620
Daiichi Sankyo Company, Ltd.[2]	4,176,000	128,322
Eli Lilly and Company	770,900	114,109
AbbVie Inc.	1,296,036	113,520
Novo Nordisk A/S, Class B2	1,611,056	111,907
Royalty Pharma PLC, Class A	2,557,706	107,603
GlaxoSmithKline PLC[2]	5,502,300	103,068
Chugai Pharmaceutical Co., Ltd.[2]	2,105,700	94,491
Anthem, Inc.	342,000	91,858
PRA Health Sciences, Inc.[1]	873,500	88,608
Novartis AG2	861,059	74,827
Baxter International Inc.	895,800	72,040
PerkinElmer, Inc.	550,000	69,031
Incyte Corp.[1]	722,800	64,864
Ultragenyx Pharmaceutical Inc.[1]	771,000	63,369
Vertex Pharmaceuticals Inc.[1]	192,000	52,247
Johnson & Johnson	350,000	52,108
Alcon Inc.[1,2]	885,000	50,245
Allogene Therapeutics, Inc.[1]	1,258,500	47,458
Cigna Corp.	264,313	44,777
Medtronic PLC	425,000	44,166
Allakos Inc.[1]	511,000	41,621
Zimmer Biomet Holdings, Inc.	305,670	41,614
Biohaven Pharmaceutical Holding Co. Ltd.[1]	612,400	39,812
Galapagos NV1,2	268,105	38,081
Roche Holding AG, nonvoting, non-registered shares[2]	93,081	31,846
Gossamer Bio, Inc.[1]	2,298,900	28,529
AmerisourceBergen Corp.	283,400	27,467
Humana Inc.	65,300	27,027
Edwards Lifesciences Corp.[1]	330,750	26,400
Stryker Corp.	106,535	22,199
NovoCure Ltd.[1]	193,600	21,550
Illumina, Inc.[1]	61,250	18,931
Karuna Therapeutics, Inc.[1]	215,600	16,670
Neurocrine Biosciences, Inc.[1]	140,600	13,520
GoodRx Holdings, Inc., Class A1	243,100	13,516
Cortexyme, Inc.[1]	249,960	12,498
CVS Health Corp.	161,300	9,420
Vir Biotechnology, Inc.[1]	258,400	8,871
Bluebird Bio, Inc.[1]	109,400	5,902
Agios Pharmaceuticals, Inc.[1]	89,350	3,127
		5,567,314
Communication services 15.35%
Facebook, Inc., Class A1	7,596,200	1,989,445
Netflix, Inc.[1]	1,941,025	970,571
Alphabet Inc., Class C1	296,784	436,154
Alphabet Inc., Class A1	288,980	423,529
Comcast Corp., Class A	14,190,800	656,466
Charter Communications, Inc., Class A1	382,369	238,728
American Funds Insurance Series — Growth-Income Fund — Page 50 of 233

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Verizon Communications Inc.	3,001,600	$178,565
Electronic Arts Inc.[1]	768,000	100,155
Activision Blizzard, Inc.	1,197,700	96,954
Tencent Holdings Ltd.[2]	1,295,500	86,272
ViacomCBS Inc., Class B	2,666,983	74,702
Cable One, Inc.	33,300	62,785
Fox Corp., Class A	1,407,000	39,157
Vodafone Group PLC[2]	20,000,000	26,533
Walt Disney Company	16,358	2,030
		5,382,046
Financials 9.38%
JPMorgan Chase & Co.	3,868,330	372,404
Intercontinental Exchange, Inc.	3,183,555	318,515
CME Group Inc., Class A	1,779,800	297,778
Aon PLC, Class A	1,214,800	250,613
Marsh & McLennan Companies, Inc.	2,162,201	248,004
Nasdaq, Inc.	1,609,900	197,551
Moody’s Corp.	640,058	185,521
State Street Corp.	2,911,000	172,710
Chubb Ltd.	1,239,153	143,890
BlackRock, Inc.	211,700	119,304
S&P Global Inc.	281,500	101,509
Travelers Companies, Inc.	906,955	98,123
Bank of New York Mellon Corp.	2,299,000	78,948
Arthur J. Gallagher & Co.	617,000	65,143
KeyCorp	4,886,953	58,301
EXOR NV2	955,000	51,969
Power Corp. of Canada, subordinate voting shares[3]	2,625,000	51,434
Truist Financial Corp.	1,308,519	49,789
B3 SA - Brasil, Bolsa, Balcao	5,032,000	49,290
London Stock Exchange Group PLC[2]	424,000	48,506
Kotak Mahindra Bank Ltd.[1,2]	2,437,778	41,959
Citizens Financial Group, Inc.	1,457,453	36,844
Charles Schwab Corp.	879,000	31,846
American Express Co.	300,000	30,075
Wells Fargo & Company	1,222,300	28,736
PNC Financial Services Group, Inc.	248,900	27,357
UniCredit SpA[1,2]	3,138,000	25,878
Bank of America Corp.	914,300	22,026
M&T Bank Corp.	233,600	21,512
Banco Santander, SA2	11,000,000	20,493
Bank of Montreal	332,804	19,455
UBS Group AG2	1,343,666	15,000
American International Group, Inc.	405,000	11,150
		3,291,633
Industrials 9.04%
Northrop Grumman Corp.	733,200	231,317
BWX Technologies, Inc.	3,880,911	218,534
Norfolk Southern Corp.	964,300	206,351
CSX Corp.	2,611,000	202,796
Carrier Global Corp.	5,900,572	180,203
Woodward, Inc.	2,204,500	176,713
L3Harris Technologies, Inc.	836,000	141,986
American Funds Insurance Series — Growth-Income Fund — Page 51 of 233

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
TransDigm Group Inc.	295,700	$140,493
Raytheon Technologies Corp.	2,349,100	135,167
Airbus SE, non-registered shares[1,2]	1,776,890	128,975
Equifax Inc.	777,300	121,958
Westinghouse Air Brake Technologies Corp.	1,902,742	117,742
Union Pacific Corp.	576,200	113,437
Lockheed Martin Corp.	294,900	113,029
Waste Connections, Inc.	1,042,100	108,170
Waste Management, Inc.	767,700	86,881
General Dynamics Corp.	623,000	86,242
Meggitt PLC[1,2]	24,131,952	80,029
Old Dominion Freight Line, Inc.	405,000	73,273
Air Lease Corp., Class A	2,097,300	61,703
Fortive Corp.	745,000	56,776
Safran SA1,2	539,713	53,110
Robert Half International Inc.	757,500	40,102
Middleby Corp.[1]	441,000	39,562
Johnson Controls International PLC	966,000	39,461
Ryanair Holdings PLC (ADR)[1]	320,550	26,208
Ryanair Holdings PLC[1,2]	611,907	8,137
Otis Worldwide Corp.	489,650	30,564
Fastenal Co.	635,000	28,632
Caterpillar Inc.	166,600	24,848
General Electric Co.	3,800,000	23,674
Dun & Bradstreet Holdings, Inc.[1]	870,400	22,334
Cummins Inc.	100,000	21,116
ManpowerGroup Inc.	252,000	18,479
Nielsen Holdings PLC	856,400	12,144
		3,170,146
Consumer discretionary 7.79%
Amazon.com, Inc.[1]	375,230	1,181,498
General Motors Company	7,452,000	220,505
Home Depot, Inc.	537,000	149,130
Wyndham Hotels & Resorts, Inc.	2,828,334	142,831
Lowe’s Companies, Inc.	840,000	139,322
Thor Industries, Inc.	1,289,600	122,847
D.R. Horton, Inc.	1,589,050	120,180
Burlington Stores, Inc.[1]	555,458	114,474
Hasbro, Inc.	1,150,000	95,128
Booking Holdings Inc.[1]	47,600	81,428
Chipotle Mexican Grill, Inc.[1]	53,110	66,053
Flutter Entertainment PLC (GBP denominated)[2]	387,005	60,950
Darden Restaurants, Inc.	600,000	60,444
Royal Caribbean Cruises Ltd.	682,600	44,185
Wynn Resorts, Ltd.	490,966	35,256
Marriott International, Inc., Class A	250,500	23,191
Aptiv PLC	233,000	21,362
Ferrari NV2	110,000	20,135
YUM! Brands, Inc.	196,630	17,952
Hilton Worldwide Holdings Inc.	197,720	16,870
		2,733,741
American Funds Insurance Series — Growth-Income Fund — Page 52 of 233

unaudited
Common stocks (continued) Consumer staples 5.53%	Shares	Value (000)
British American Tobacco PLC[2]	8,704,673	$312,872
Keurig Dr Pepper Inc.	9,455,935	260,984
Philip Morris International Inc.	2,983,640	223,743
Carlsberg A/S, Class B2	1,326,568	178,622
Costco Wholesale Corp.	459,800	163,229
Nestlé SA2	1,227,796	145,665
Mondelez International, Inc.	2,371,900	136,266
Reckitt Benckiser Group PLC[2]	1,275,000	124,304
Lamb Weston Holdings, Inc.	1,750,266	115,990
Estée Lauder Companies Inc., Class A	228,000	49,761
Church & Dwight Co., Inc.	424,500	39,780
Herbalife Nutrition Ltd.[1]	849,000	39,606
Procter & Gamble Company	250,000	34,747
PepsiCo, Inc.	228,419	31,659
General Mills, Inc.	428,800	26,448
Constellation Brands, Inc., Class A	100,700	19,084
Walgreens Boots Alliance, Inc.	509,200	18,290
Kraft Heinz Company	567,200	16,988
		1,938,038
Materials 4.44%
Celanese Corp.	2,748,233	295,298
Linde PLC	860,100	204,816
LyondellBasell Industries NV	2,453,100	172,919
Dow Inc.	2,859,700	134,549
Vale SA, ordinary nominative (ADR)	9,206,039	97,400
Vale SA, ordinary nominative	3,404,848	35,837
International Flavors & Fragrances Inc.[3]	1,075,000	131,634
Air Products and Chemicals, Inc.	312,100	92,962
Barrick Gold Corp.	2,373,000	66,705
Freeport-McMoRan Inc.	4,073,000	63,702
Rio Tinto PLC[2]	1,020,655	61,584
Mosaic Co.	2,522,400	46,084
Sherwin-Williams Company	54,100	37,694
PPG Industries, Inc.	295,550	36,081
Centerra Gold Inc.	2,917,909	33,944
DuPont de Nemours Inc.	459,700	25,504
Asahi Kasei Corp.[2]	2,392,300	20,883
		1,557,596
Energy 3.07%
Chevron Corp.	2,865,200	206,294
Canadian Natural Resources, Ltd. (CAD denominated)	8,803,800	141,094
Enbridge Inc. (CAD denominated)	4,592,362	134,162
Exxon Mobil Corp.	3,224,200	110,687
EOG Resources, Inc.	3,015,400	108,373
ConocoPhillips	2,307,010	75,762
Baker Hughes Co., Class A	5,510,024	73,228
Equitrans Midstream Corp.	8,547,400	72,311
TC Energy Corp. (CAD denominated)	1,168,019	49,035
Schlumberger Ltd.	2,727,900	42,446
Concho Resources Inc.	653,000	28,810
Royal Dutch Shell PLC, Class B (ADR)	978,300	23,695
Royal Dutch Shell PLC, Class A (ADR)	13,204	332
BP PLC[2]	3,203,542	9,301
American Funds Insurance Series — Growth-Income Fund — Page 53 of 233

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Tullow Oil PLC[2,3]	3,674,051	$720
Weatherford International[1]	128,424	250
Total SE2	3,949	136
		1,076,636
Real estate 2.95%
Equinix, Inc. REIT	555,418	422,190
Crown Castle International Corp. REIT	1,964,166	327,033
American Tower Corp. REIT	421,300	101,841
Digital Realty Trust, Inc. REIT	645,000	94,660
SBA Communications Corp. REIT	210,000	66,881
MGM Growth Properties LLC REIT, Class A	746,000	20,873
		1,033,478
Utilities 2.77%
Sempra Energy	1,347,700	159,514
CenterPoint Energy, Inc.	6,548,899	126,721
Edison International	2,465,400	125,341
Enel SpA[2]	13,070,198	113,491
AES Corp.	5,023,200	90,970
American Electric Power Company, Inc.	876,600	71,644
Endesa, SA2	2,286,838	61,161
Exelon Corp.	1,576,100	56,361
CMS Energy Corp.	692,700	42,539
Public Service Enterprise Group Inc.	686,500	37,696
E.ON SE2	3,312,886	36,603
Xcel Energy Inc.	423,300	29,212
PG&E Corp.[1]	2,111,900	19,831
		971,084
Total common stocks (cost: $22,639,166,000)		33,417,884
Convertible stocks 0.73% Health care 0.45%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	65,372	83,517
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	50,000	73,792
		157,309
Information technology 0.28%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	78,400	97,745
Total convertible stocks (cost: $197,096,000)		255,054
Bonds, notes & other debt instruments 0.12% Corporate bonds, notes & loans 0.12% Consumer discretionary 0.09%	Principal amount (000)
Carnival Corp. 11.50% 2023[4]	$ 27,790	31,193
General Motors Financial Co. 4.30% 2025	160	174
General Motors Financial Co. 5.25% 2026	827	931
		32,298
American Funds Insurance Series — Growth-Income Fund — Page 54 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy 0.02%	Principal amount (000)	Value (000)
Weatherford International PLC 8.75% 2024[4]	$1,982	$2,037
Weatherford International PLC 11.00% 2024[4]	5,280	3,181
		5,218
Industrials 0.01%
Boeing Company 4.875% 2025	4,706	5,141
Total corporate bonds, notes & loans		42,657
Total bonds, notes & other debt instruments (cost: $40,199,000)		42,657
Short-term securities 3.89% Money market investments 3.89%	Shares
Capital Group Central Cash Fund 0.12%[5,6]	12,642,530	1,264,380
Goldman Sachs Financial Square Government Fund, Institutional Shares 0%[5,7]	98,674,203	98,674
		1,363,054
Total short-term securities (cost: $1,362,812,000)		1,363,054
Total investment securities 100.02% (cost: $24,239,273,000)		35,078,649
Other assets less liabilities (0.02)%		(5,634)
Net assets 100.00%		$35,073,015
Investments in affiliates6

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)
Common stocks 0.00%
Industrials 0.00%
BWX Technologies, Inc.[8]	$336,143	$16,890	$92,929	$(16,774)	$(24,796)	$—	$2,435
Short-term securities 3.60%
Money market investments 3.60%
Capital Group Central Cash Fund 0.12%[5]	1,940,600	4,234,724	4,910,318	224	(850)	1,264,380	9,531
Total 3.60%				$(16,550)	$(25,646)	$1,264,380	$11,966
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,852,997,000, which represented 8.13% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	All or a portion of this security was on loan. The total value of all such securities was $119,353,000, which represented .34% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $36,411,000, which represented .10% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 9/30/2020.
[6]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Unaffiliated issuer at 9/30/2020.
American Funds Insurance Series — Growth-Income Fund — Page 55 of 233

unaudited
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
American Funds Insurance Series — Growth-Income Fund — Page 56 of 233

International Growth and Income Fund
Investment portfolio
September 30, 2020
unaudited
Common stocks 90.08% Financials 16.52%	Shares	Value (000)
HDFC Bank Ltd.[1,2]	2,457,600	$36,213
Zurich Insurance Group AG1	92,200	32,057
AIA Group Ltd.[1]	2,338,600	23,038
ING Groep NV1,2	2,789,300	19,751
Banco Santander, SA1	8,856,538	16,499
B3 SA - Brasil, Bolsa, Balcao	1,302,000	12,754
Sberbank of Russia PJSC (ADR)[1,2]	999,000	11,655
Insurance Australia Group Ltd.[1]	3,666,000	11,537
Moscow Exchange MICEX-RTS PJSC[1]	5,665,000	10,663
DBS Group Holdings Ltd.[1]	558,000	8,207
BNP Paribas SA1,2	215,000	7,789
Ping An Insurance (Group) Company of China, Ltd., Class H1	690,500	7,123
Haci Ömer Sabanci Holding AS1	6,520,900	7,020
PICC Property and Casualty Co. Ltd., Class H1	7,905,000	5,531
UniCredit SpA[1,2]	630,000	5,196
Great-West Lifeco Inc. (CAD denominated)	248,102	4,848
		219,881
Industrials 13.78%
Shanghai International Airport Co., Ltd., Class A1	3,091,967	31,184
Aena SME, SA, non-registered shares[1,2]	121,450	16,917
ASSA ABLOY AB, Class B1	681,100	15,898
Airbus SE, non-registered shares[1,2]	216,160	15,690
SAAB AB, Class B1,2	510,000	14,995
Recruit Holdings Co., Ltd.[1]	350,100	13,891
Singapore Technologies Engineering Ltd[1]	5,270,000	13,431
Ryanair Holdings PLC (ADR)[2]	136,000	11,119
Komatsu Ltd.[1]	445,000	9,797
Airports of Thailand PCL, foreign registered shares[1]	5,250,000	9,395
Alliance Global Group, Inc.[1,2]	58,340,900	8,436
GT Capital Holdings, Inc.[1]	797,142	6,354
SMC Corp.[1]	9,400	5,232
ALD SA1	513,000	4,758
LIXIL Group Corp.[1]	201,400	4,049
International Container Terminal Services, Inc.[1]	1,000,000	2,270
		183,416
Consumer discretionary 11.88%
Sony Corp.[1]	408,900	31,274
LVMH Moët Hennessy-Louis Vuitton SE1	48,000	22,440
Kering SA1	29,000	19,267
Naspers Ltd., Class N1,2	95,400	16,826
Galaxy Entertainment Group Ltd.[1]	2,365,000	16,007
Taylor Wimpey PLC[1]	10,317,400	14,357
GVC Holdings PLC[1,2]	988,100	12,437
Flutter Entertainment PLC (GBP denominated)[1]	73,000	11,497
American Funds Insurance Series — International Growth and Income Fund — Page 57 of 233

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Alibaba Group Holding Ltd.[1,2]	228,800	$8,461
Prosus NV1,2	61,000	5,625
		158,191
Health care 11.84%
Novartis AG1	502,545	43,672
Daiichi Sankyo Company, Ltd.[1]	1,359,000	41,760
Aier Eye Hospital Group Co., Ltd., Class A1	1,937,655	14,638
Fresenius SE & Co. KGaA[1]	283,701	12,914
Chugai Pharmaceutical Co., Ltd.[1]	228,900	10,272
HOYA Corp.[1]	85,000	9,581
Takeda Pharmaceutical Company, Ltd.[1]	247,353	8,811
GlaxoSmithKline PLC[1]	386,500	7,240
Teva Pharmaceutical Industries Ltd. (ADR)[2]	662,000	5,965
Alcon Inc.[1,2]	48,672	2,763
NMC Health PLC[1,2,3]	304,610	4
		157,620
Communication services 8.70%
SoftBank Group Corp.[1]	580,800	35,863
Yandex NV, Class A2	470,000	30,668
Tencent Holdings Ltd.[1]	297,700	19,825
SoftBank Corp.[1]	1,245,000	13,950
Rightmove PLC[1]	1,290,000	10,383
Nippon Telegraph and Telephone Corp.[1]	251,600	5,147
		115,836
Utilities 7.43%
E.ON SE1	2,914,500	32,201
ENN Energy Holdings Ltd.[1]	1,658,000	18,088
Ørsted AS1	92,807	12,801
National Grid PLC[1]	887,664	10,219
Iberdrola, SA, non-registered shares[1]	807,869	9,943
SSE PLC[1]	620,450	9,660
CLP Holdings Ltd.[1]	355,500	3,314
Guangdong Investment Ltd.[1]	1,738,000	2,759
		98,985
Consumer staples 5.65%
Imperial Brands PLC[1]	2,228,016	39,273
Philip Morris International Inc.	140,000	10,499
British American Tobacco PLC[1]	216,802	7,792
Treasury Wine Estates Ltd.[1]	1,152,442	7,394
Pernod Ricard SA1	39,400	6,288
Kirin Holdings Company, Ltd.[1]	209,500	3,935
		75,181
Materials 5.54%
Vale SA, ordinary nominative	1,712,500	18,025
Vale SA, ordinary nominative (ADR)	424,300	4,489
Rio Tinto PLC[1]	243,800	14,710
UPL Ltd.[1]	2,118,000	14,517
American Funds Insurance Series — International Growth and Income Fund — Page 58 of 233

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Air Liquide SA, non-registered shares[1]	79,200	$12,568
Akzo Nobel NV1	93,955	9,515
		73,824
Information technology 5.50%
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	1,520,000	22,828
ASML Holding NV1	47,800	17,626
SUMCO Corp.[1]	1,230,000	17,299
Nice Ltd. (ADR)[2]	68,100	15,461
		73,214
Real estate 2.13%
CK Asset Holdings Ltd.[1]	2,626,000	12,812
Sun Hung Kai Properties Ltd.[1]	747,000	9,577
China Resources Land Ltd.[1]	1,308,000	5,949
		28,338
Energy 1.11%
Canadian Natural Resources, Ltd. (CAD denominated)	272,500	4,367
Canadian Natural Resources, Ltd.	92,000	1,473
Cenovus Energy Inc.	935,000	3,644
Total SE1,4	104,750	3,596
Royal Dutch Shell PLC, Class B1	138,000	1,670
		14,750
Total common stocks (cost: $1,058,174,000)		1,199,236
Preferred securities 1.31% Energy 1.31%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	1,383,200	9,738
Petróleo Brasileiro SA (Petrobras), preferred nominative	2,205,500	7,701
Total preferred securities (cost: $18,974,000)		17,439
Rights & warrants 0.74% Health care 0.74%
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,5]	958,500	7,024
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,2,5]	382,799	2,805
Total rights & warrants (cost: $8,134,000)		9,829
Bonds, notes & other debt instruments 0.62% Bonds & notes of governments & government agencies outside the U.S. 0.33%	Principal amount (000)
Brazil (Federative Republic of) 10.00% 2025	BRL22,000	4,436
American Funds Insurance Series — International Growth and Income Fund — Page 59 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans 0.29% Health care 0.29%	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 3.15% 2026	$1,060	$937
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,160	968
Valeant Pharmaceuticals International, Inc. 6.125% 2025[5]	1,865	1,911
Total corporate bonds, notes & loans		3,816
Total bonds, notes & other debt instruments (cost: $9,539,000)		8,252
Short-term securities 6.24% Money market investments 6.24%	Shares
Capital Group Central Cash Fund 0.12%[6,7]	830,823	83,091
Total short-term securities (cost: $83,076,000)		83,091
Total investment securities 98.99% (cost: $1,177,897,000)		1,317,847
Other assets less liabilities 1.01%		13,421
Net assets 100.00%		$1,331,268
Investments in affiliates7

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2020 (000)	Dividend income (000)
Short-term securities 6.24%
Money market investments 6.24%
Capital Group Central Cash Fund 0.12%[6]	$128,026	$292,908	$337,833	$21	$(31)	$83,091	$523
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,085,753,000, which represented 81.56% of the net assets of the fund. This amount includes $1,075,920,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	All or a portion of this security was on loan. The total value of all such securities was $3,478,000, which represented .26% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,740,000, which represented .88% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 9/30/2020.
[7]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Key to abbreviations
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
GBP = British pounds
American Funds Insurance Series — International Growth and Income Fund — Page 60 of 233

Capital Income Builder®
Investment portfolio
September 30, 2020
unaudited
Common stocks 70.08% Financials 10.43%	Shares	Value (000)
Zurich Insurance Group AG1	29,692	$10,324
JPMorgan Chase & Co.	78,227	7,531
Münchener Rückversicherungs-Gesellschaft AG1	28,654	7,275
CME Group Inc., Class A	41,059	6,870
Toronto-Dominion Bank (CAD denominated)	143,637	6,650
Truist Financial Corp.	143,969	5,478
Ping An Insurance (Group) Company of China, Ltd., Class H1	450,000	4,642
Ping An Insurance (Group) Company of China, Ltd., Class A1	65,400	733
Hong Kong Exchanges and Clearing Ltd.[1]	105,000	4,935
PNC Financial Services Group, Inc.	37,491	4,121
DBS Group Holdings Ltd.[1]	264,800	3,895
Power Corp. of Canada, subordinate voting shares[2]	196,695	3,854
Great-West Lifeco Inc. (CAD denominated)	172,725	3,375
State Street Corp.	52,760	3,130
Principal Financial Group, Inc.	67,819	2,731
Royal Bank of Canada	34,102	2,394
China Pacific Insurance (Group) Co., Ltd., Class H1	747,600	2,136
BOC Hong Kong (Holdings) Ltd.[1]	773,000	2,051
Citizens Financial Group, Inc.	76,320	1,929
KeyCorp	147,022	1,754
Sampo Oyj, Class A1	42,479	1,681
Moscow Exchange MICEX-RTS PJSC[1]	786,032	1,480
Travelers Companies, Inc.	12,940	1,400
Sberbank of Russia PJSC (ADR)[1,3]	119,888	1,399
East West Bancorp, Inc.	39,702	1,300
QBE Insurance Group Ltd.[1]	199,259	1,233
National Bank of Canada (Canada)	20,915	1,039
Banca Mediolanum SpA[1]	135,273	973
Bank of Montreal	15,108	883
BNP Paribas SA1,3	20,951	759
The Blackstone Group Inc., Class A	12,341	644
Intesa Sanpaolo SpA[1,3]	340,757	640
Svenska Handelsbanken AB, Class A1,3	73,990	621
Marsh & McLennan Companies, Inc.	4,953	568
Everest Re Group, Ltd.	2,642	522
B3 SA - Brasil, Bolsa, Balcao	51,891	508
American International Group, Inc.	17,961	495
Banco Santander, SA1	262,870	490
China Merchants Bank Co., Ltd., Class H1	92,000	438
Euronext NV1	3,260	408
Wells Fargo & Company	9,632	226
		103,515
American Funds Insurance Series — Capital Income Builder — Page 61 of 233

unaudited
Common stocks (continued) Health care 9.62%	Shares	Value (000)
Amgen Inc.	77,403	$19,673
Gilead Sciences, Inc.	275,545	17,412
AbbVie Inc.	189,055	16,559
GlaxoSmithKline PLC[1]	848,903	15,901
Novartis AG1	126,512	10,994
AstraZeneca PLC[1]	40,505	4,409
AstraZeneca PLC (ADR)	11,959	655
Merck & Co., Inc.	43,608	3,617
Abbott Laboratories	22,720	2,473
Roche Holding AG, nonvoting, non-registered shares[1]	6,084	2,081
Royalty Pharma PLC, Class A	22,290	938
Eli Lilly and Company	4,911	727
		95,439
Consumer staples 9.08%
Philip Morris International Inc.	298,185	22,361
British American Tobacco PLC[1]	449,088	16,141
Coca-Cola Company	142,955	7,058
Nestlé SA1	58,556	6,947
General Mills, Inc.	103,577	6,389
Altria Group, Inc.	161,421	6,237
Unilever PLC[1]	80,442	4,957
Imperial Brands PLC[1]	190,033	3,350
Carlsberg A/S, Class B1	20,155	2,714
Danone SA1	37,052	2,397
Procter & Gamble Company	13,070	1,817
Kimberly-Clark Corp.	10,408	1,537
Anheuser-Busch InBev SA/NV1	23,669	1,278
Japan Tobacco Inc.[1]	61,400	1,121
Diageo PLC[1]	32,557	1,115
ITC Ltd.[1]	475,758	1,108
Vector Group Ltd.	100,518	974
Reckitt Benckiser Group PLC[1]	9,896	965
Kraft Heinz Company	18,534	555
Kirin Holdings Company, Ltd.[1]	22,000	413
PepsiCo, Inc.	2,767	383
Convenience Retail Asia Ltd.[1]	532,000	275
Treasury Wine Estates Ltd.[1]	13,106	84
		90,176
Information technology 8.77%
Broadcom Inc.	86,780	31,616
Microsoft Corp.	86,192	18,129
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	773,800	11,621
Intel Corp.	81,329	4,211
International Business Machines Corp.	26,804	3,261
QUALCOMM Inc.	26,476	3,116
Western Union Company	123,024	2,637
Vanguard International Semiconductor Corp.[1]	727,700	2,428
Paychex, Inc.	24,843	1,982
NetApp, Inc.	34,423	1,509
Globalwafers Co., Ltd.[1]	109,000	1,451
Delta Electronics, Inc.[1]	210,200	1,378
KLA Corp.	6,887	1,334
Apple Inc.	10,850	1,257
American Funds Insurance Series — Capital Income Builder — Page 62 of 233

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Texas Instruments Inc.	4,918	$702
VTech Holdings Ltd.[1]	63,171	394
		87,026
Utilities 8.67%
Dominion Energy, Inc.	178,750	14,109
E.ON SE1	1,168,207	12,907
Iberdrola, SA, non-registered shares[1]	743,962	9,157
National Grid PLC[1]	722,239	8,314
Enel SpA[1]	682,698	5,928
Duke Energy Corp.	59,264	5,249
SSE PLC[1]	256,706	3,997
EDP - Energias de Portugal, SA1	802,601	3,945
DTE Energy Company	33,244	3,824
Consolidated Edison, Inc.	46,083	3,585
Southern Co.	46,116	2,500
Naturgy Energy Group, SA1	92,548	1,856
Edison International	36,365	1,849
Exelon Corp.	42,648	1,525
Public Service Enterprise Group Inc.	20,839	1,144
Guangdong Investment Ltd.[1]	524,000	832
Centrica PLC[1]	1,385,547	715
Power Assets Holdings Ltd.[1]	130,000	684
AES Corp.	35,430	642
Engie SA1,3	45,583	609
Infratil Ltd.[1]	173,635	573
Keppel Infrastructure Trust[1]	1,082,736	434
CLP Holdings Ltd.[1]	43,500	406
Ratch Group PCL, foreign registered shares[1]	239,000	379
Sempra Energy	3,203	379
Endesa, SA1	13,359	357
CK Infrastructure Holdings Ltd.[1]	38,000	178
		86,077
Real estate 6.08%
Crown Castle International Corp. REIT	127,459	21,222
Digital Realty Trust, Inc. REIT	55,695	8,174
Link Real Estate Investment Trust REIT[1]	505,800	4,135
VICI Properties Inc. REIT	164,905	3,854
CK Asset Holdings Ltd.[1]	710,000	3,464
Gaming and Leisure Properties, Inc. REIT	72,166	2,665
American Tower Corp. REIT	10,743	2,597
Federal Realty Investment Trust REIT	30,961	2,274
Longfor Group Holdings Ltd.[1]	367,000	2,063
TAG Immobilien AG1	63,816	1,926
Charter Hall Group REIT[1]	158,363	1,429
Equity Residential REIT	20,360	1,045
Essex Property Trust, Inc. REIT	4,443	892
Mindspace Business Parks REIT[1,3]	110,200	455
Mindspace Business Parks REIT[1,3,4]	110,400	423
Sun Hung Kai Properties Ltd.[1]	59,755	766
Americold Realty Trust REIT	17,858	638
Nexity SA, Class A, non-registered shares[1]	18,149	552
Embassy Office Parks REIT[1]	111,200	544
China Overseas Land & Investment Ltd.[1]	214,500	541
American Funds Insurance Series — Capital Income Builder — Page 63 of 233

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
MGM Growth Properties LLC REIT, Class A	11,861	$332
China Resources Land Ltd.[1]	72,000	327
		60,318
Communication services 4.93%
Verizon Communications Inc.	170,785	10,160
BCE Inc. (CAD denominated)	182,159	7,554
Comcast Corp., Class A	111,278	5,148
Koninklijke KPN NV1	1,954,765	4,596
Nippon Telegraph and Telephone Corp.[1]	214,700	4,393
SoftBank Corp.[1]	388,700	4,355
HKT Trust and HKT Ltd., units[1]	2,800,240	3,710
Vodafone Group PLC[1]	1,752,981	2,326
AT&T Inc.	57,155	1,630
TELUS Corp.	74,338	1,308
ITV PLC[1]	731,663	635
HKBN Ltd.[1]	332,500	633
KT Corp. (ADR)	64,515	620
ProSiebenSat.1 Media SE1,3	37,032	486
Singapore Telecommunications Ltd.[1]	311,000	485
Lumen Technologies, Inc.	39,066	394
Zegona Communications PLC[1]	190,674	266
Bharti Infratel Ltd.[1]	96,011	229
		48,928
Industrials 4.19%
United Parcel Service, Inc., Class B	49,065	8,176
Raytheon Technologies Corp.	120,529	6,935
Deutsche Post AG1	88,918	4,055
Singapore Technologies Engineering Ltd[1]	1,117,500	2,848
VINCI SA1	27,544	2,297
BOC Aviation Ltd.[1]	315,300	2,148
Union Pacific Corp.	10,539	2,075
BAE Systems PLC[1]	329,797	2,040
Trinity Industries, Inc.	79,102	1,543
Caterpillar Inc.	10,267	1,531
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[1]	88,768	1,519
Stanley Black & Decker, Inc.	7,016	1,138
ABB Ltd.[1]	36,073	914
RELX PLC[1]	37,645	833
CCR SA, ordinary nominative	314,623	710
ComfortDelGro Corp., Ltd.[1]	624,400	649
Cummins Inc.	2,832	598
Lockheed Martin Corp.	1,394	534
ALD SA1	51,115	474
General Dynamics Corp.	2,292	317
Melrose Industries PLC[1,3]	185,655	274
		41,608
Energy 3.94%
TC Energy Corp. (CAD denominated)	143,970	6,044
TC Energy Corp.	49,218	2,068
Enbridge Inc. (CAD denominated)	214,166	6,257
Chevron Corp.	84,540	6,087
Total SE1,2	134,931	4,632
American Funds Insurance Series — Capital Income Builder — Page 64 of 233

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Exxon Mobil Corp.	99,223	$3,406
Canadian Natural Resources, Ltd. (CAD denominated)	172,392	2,763
BP PLC[1]	898,652	2,609
Equitrans Midstream Corp.	194,602	1,646
EOG Resources, Inc.	39,926	1,435
Royal Dutch Shell PLC, Class B1	79,760	965
Royal Dutch Shell PLC, Class B (ADR)	7,346	178
ConocoPhillips	22,840	750
Inter Pipeline Ltd.	24,107	237
		39,077
Materials 3.35%
Dow Inc.	163,003	7,669
BHP Group PLC[1]	283,710	6,048
Rio Tinto PLC[1]	93,279	5,628
LyondellBasell Industries NV	36,660	2,584
Evonik Industries AG1	76,324	1,977
Air Products and Chemicals, Inc.	5,290	1,576
Fortescue Metals Group Ltd.[1]	103,859	1,216
Nutrien Ltd.	30,210	1,185
BASF SE1	17,296	1,053
Asahi Kasei Corp.[1]	118,100	1,031
Vale SA, ordinary nominative (ADR)	85,583	905
Givaudan SA1	150	647
Amcor PLC (CDI)[1]	52,252	581
CRH PLC[1]	9,070	328
Linde PLC	1,346	321
Nexa Resources SA2	47,041	249
WestRock Co.	6,629	230
		33,228
Consumer discretionary 1.02%
McDonald’s Corp.	10,275	2,255
Hasbro, Inc.	19,544	1,617
Kering SA1	2,340	1,555
Home Depot, Inc.	4,235	1,176
Sands China Ltd.[1]	247,600	963
Gree Electric Appliances, Inc. of Zhuhai, Class A1	107,538	845
LVMH Moët Hennessy-Louis Vuitton SE1	1,467	686
Industria de Diseño Textil, SA1	18,524	515
Midea Group Co., Ltd., Class A1	26,900	288
Cie. Financière Richemont SA, Class A1	3,565	239
		10,139
Total common stocks (cost: $629,961,000)		695,531
Preferred securities 0.09% Information technology 0.09%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	21,393	923
Total preferred securities (cost: $717,000)		923
American Funds Insurance Series — Capital Income Builder — Page 65 of 233

unaudited
Convertible stocks 1.46% Utilities 0.58%	Shares	Value (000)
Sempra Energy, Series A, convertible preferred shares, 6.00% 2021	17,012	$1,675
NextEra Energy, Inc., convertible preferred units, 4.872% 2022	29,485	1,597
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	14,400	1,465
	21,548	1,053
		5,790
Information technology 0.47%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	3,711	4,627
Health care 0.22%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	1,745	2,229
Industrials 0.17%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	16,500	1,665
Consumer discretionary 0.02%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,948	221
Total convertible stocks (cost: $12,769,000)		14,532
Convertible bonds & notes 0.07% Consumer discretionary 0.07%	Principal amount (000)
Carnival Corp., convertible notes, 5.75% 2023[4]	$ 110	188
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 2023[4]	392	460
Total convertible bonds & notes (cost: $541,000)		648
Bonds, notes & other debt instruments 23.86% U.S. Treasury bonds & notes 8.73% U.S. Treasury 7.86%
U.S. Treasury 0.125% 2022	20,800	20,800
U.S. Treasury 0.125% 2022	9,600	9,599
U.S. Treasury 0.125% 2022	5,850	5,849
U.S. Treasury 0.125% 2022	2,500	2,500
U.S. Treasury 0.25% 2025	3,937	3,932
U.S. Treasury 0.375% 2025	907	912
U.S. Treasury 2.00% 2025[5]	10,000	10,835
U.S. Treasury 1.875% 2026	6,300	6,846
U.S. Treasury 2.00% 2026[5]	2,800	3,074
U.S. Treasury 0.50% 2027	2,900	2,914
U.S. Treasury 0.625% 2030	1,520	1,512
U.S. Treasury 1.125% 2040[5]	2,400	2,365
U.S. Treasury 1.25% 2050[5]	6,165	5,852
U.S. Treasury 1.375% 2050	1,000	979
		77,969
American Funds Insurance Series — Capital Income Builder — Page 66 of 233

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 0.87%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2025[6]	$4,112	$4,377
U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	2,215	2,448
U.S. Treasury Inflation-Protected Security 0.25% 2050[5,6]	1,537	1,813
		8,638
Total U.S. Treasury bonds & notes		86,607
Mortgage-backed obligations 7.90% Federal agency mortgage-backed obligations 7.40%
Fannie Mae Pool #695412 5.00% 2033[7]	—[8]	—[8]
Fannie Mae Pool #MA4124 2.50% 2035[7]	2,739	2,870
Fannie Mae Pool #AD3566 5.00% 2035[7]	2	2
Fannie Mae Pool #AC0794 5.00% 2039[7]	10	11
Fannie Mae Pool #931768 5.00% 2039[7]	2	2
Fannie Mae Pool #AE0311 3.50% 2040[7]	19	21
Fannie Mae Pool #932606 5.00% 2040[7]	5	6
Fannie Mae Pool #AJ1873 4.00% 2041[7]	8	9
Fannie Mae Pool #AE1248 5.00% 2041[7]	12	14
Fannie Mae Pool #AE1274 5.00% 2041[7]	10	11
Fannie Mae Pool #AE1277 5.00% 2041[7]	5	6
Fannie Mae Pool #AE1283 5.00% 2041[7]	3	4
Fannie Mae Pool #AE1290 5.00% 2042[7]	7	8
Fannie Mae Pool #AL3829 3.50% 2043[7]	67	74
Fannie Mae Pool #AT7161 3.50% 2043[7]	31	34
Fannie Mae Pool #AR1512 3.50% 2043[7]	15	16
Fannie Mae Pool #AT0412 3.50% 2043[7]	8	9
Fannie Mae Pool #AT3954 3.50% 2043[7]	4	4
Fannie Mae Pool #AT0300 3.50% 2043[7]	3	3
Fannie Mae Pool #AX8521 3.50% 2044[7]	7	8
Fannie Mae Pool #AY1829 3.50% 2044[7]	5	6
Fannie Mae Pool #AW8240 3.50% 2044[7]	1	1
Fannie Mae Pool #BE5017 3.50% 2045[7]	39	42
Fannie Mae Pool #BE5009 3.50% 2045[7]	36	39
Fannie Mae Pool #BE8740 3.50% 2047[7]	35	38
Fannie Mae Pool #BE8742 3.50% 2047[7]	10	11
Fannie Mae Pool #BH2848 3.50% 2047[7]	6	6
Fannie Mae Pool #BH2846 3.50% 2047[7]	4	5
Fannie Mae Pool #BH2847 3.50% 2047[7]	4	4
Fannie Mae Pool #BJ5015 4.00% 2047[7]	88	97
Fannie Mae Pool #BH3122 4.00% 2047[7]	3	3
Fannie Mae Pool #BJ4901 3.50% 2048[7]	23	25
Fannie Mae Pool #CA2850 4.00% 2048[7]	100	112
Fannie Mae Pool #BK6840 4.00% 2048[7]	58	64
Fannie Mae Pool #BK5232 4.00% 2048[7]	42	47
Fannie Mae Pool #BK9743 4.00% 2048[7]	15	17
Fannie Mae Pool #CA2804 4.50% 2048[7]	803	869
Fannie Mae Pool #BK7665 4.50% 2048[7]	395	442
Fannie Mae Pool #BK0951 4.50% 2048[7]	291	324
Fannie Mae Pool #BK9761 4.50% 2048[7]	18	20
Fannie Mae Pool #CA4151 3.50% 2049[7]	336	374
Fannie Mae Pool #FM1062 3.50% 2049[7]	312	345
Fannie Mae Pool #FM1443 3.50% 2049[7]	260	286
Fannie Mae Pool #BJ8411 3.50% 2049[7]	74	82
Fannie Mae Pool #CA5540 3.00% 2050[7]	5,497	5,850
American Funds Insurance Series — Capital Income Builder — Page 67 of 233

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q18236 3.50% 2043[7]	$32	$35
Freddie Mac Pool #Q19133 3.50% 2043[7]	20	22
Freddie Mac Pool #Q17696 3.50% 2043[7]	19	20
Freddie Mac Pool #Q15874 4.00% 2043[7]	2	2
Freddie Mac Pool #Q28558 3.50% 2044[7]	97	106
Freddie Mac Pool #Q52069 3.50% 2047[7]	55	60
Freddie Mac Pool #Q51622 3.50% 2047[7]	43	47
Freddie Mac Pool #Q47615 3.50% 2047[7]	37	40
Freddie Mac Pool #Q55056 3.50% 2048[7]	69	75
Freddie Mac Pool #Q54709 3.50% 2048[7]	38	41
Freddie Mac Pool #Q54701 3.50% 2048[7]	36	40
Freddie Mac Pool #Q54782 3.50% 2048[7]	34	37
Freddie Mac Pool #Q54781 3.50% 2048[7]	32	35
Freddie Mac Pool #Q54700 3.50% 2048[7]	28	31
Freddie Mac Pool #Q56591 3.50% 2048[7]	25	27
Freddie Mac Pool #ZS4784 3.50% 2048[7]	22	24
Freddie Mac Pool #Q55060 3.50% 2048[7]	22	24
Freddie Mac Pool #Q56590 3.50% 2048[7]	19	21
Freddie Mac Pool #Q56589 3.50% 2048[7]	16	18
Freddie Mac Pool #Q54698 3.50% 2048[7]	14	16
Freddie Mac Pool #Q54699 3.50% 2048[7]	14	15
Freddie Mac Pool #Q54831 3.50% 2048[7]	10	11
Freddie Mac Pool #G67711 4.00% 2048[7]	486	541
Freddie Mac Pool #Q56599 4.00% 2048[7]	64	71
Freddie Mac Pool #Q56175 4.00% 2048[7]	44	49
Freddie Mac Pool #Q55971 4.00% 2048[7]	42	46
Freddie Mac Pool #Q56576 4.00% 2048[7]	36	38
Freddie Mac Pool #Q55970 4.00% 2048[7]	19	22
Freddie Mac Pool #Q58411 4.50% 2048[7]	129	144
Freddie Mac Pool #Q58436 4.50% 2048[7]	55	62
Freddie Mac Pool #Q58378 4.50% 2048[7]	49	54
Freddie Mac Pool #Q57242 4.50% 2048[7]	36	39
Freddie Mac Pool #RA1463 3.50% 2049[7]	230	256
Freddie Mac Pool #RA1580 3.50% 2049[7]	229	254
Freddie Mac Pool #QA0284 3.50% 2049[7]	147	162
Freddie Mac Pool #QA2748 3.50% 2049[7]	31	34
Freddie Mac Pool #SD7512 3.00% 2050[7]	7,416	7,895
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[7,9]	412	437
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[7]	406	432
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[7,9]	206	219
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[7,9]	158	173
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[7]	128	144
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]	39	42
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[7]	1,491	1,683
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[7]	1,079	1,176
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[7]	765	827
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[7]	37	40
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[7]	16	17
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[7]	1,518	1,656
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[7]	2,210	2,335
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[7]	314	326
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[7]	57	60
Government National Mortgage Assn. 2.00% 2050[7,10]	10,100	10,453
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[7]	1,742	1,873
American Funds Insurance Series — Capital Income Builder — Page 68 of 233

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[7]	$195	$209
Government National Mortgage Assn. Pool #MA6542 3.50% 2050[7]	44	46
Government National Mortgage Assn. Pool #694836 5.662% 2059[7]	1	1
Government National Mortgage Assn. Pool #725975 5.46% 2060[7]	—[8]	—[8]
Government National Mortgage Assn. Pool #765152 4.14% 2061[7]	—[8]	—[8]
Government National Mortgage Assn. Pool #766525 4.28% 2062[7]	—[8]	—[8]
Government National Mortgage Assn. Pool #767639 3.946% 2063[7]	12	12
Government National Mortgage Assn. Pool #777452 3.97% 2063[7]	6	7
Government National Mortgage Assn. Pool #AA1709 4.375% 2063[7]	7	7
Government National Mortgage Assn. Pool #725893 5.20% 2064[7]	1	1
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[7]	2	2
Uniform Mortgage-Backed Security 1.50% 2035[7,10]	18,431	18,854
Uniform Mortgage-Backed Security 1.50% 2035[7,10]	1,375	1,406
Uniform Mortgage-Backed Security 2.00% 2035[7,10]	2,100	2,182
Uniform Mortgage-Backed Security 2.00% 2050[7,10]	2,700	2,785
Uniform Mortgage-Backed Security 3.50% 2050[7,10]	1,755	1,853
Uniform Mortgage-Backed Security 4.50% 2050[7,10]	1,477	1,598
		73,491
Collateralized mortgage-backed obligations (privately originated) 0.43%
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[4,7,9]	317	319
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[4,7,9]	91	92
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 2030[4,7,9]	667	673
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[4,7]	75	75
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[4,7,9]	219	222
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[4,7,9]	197	201
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.898% 2052[4,7,9]	1,000	999
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[4,7,9]	62	64
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[4,7,9]	94	94
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[4,7,9]	68	68
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 2060[4,7]	314	315
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[4,7,9]	118	121
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[4,7,9]	250	260
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[4,7,9]	166	172
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[4,7,9]	130	134
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[4,7,9]	280	294
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[4,7,9]	138	146
		4,249
Commercial mortgage-backed securities 0.07%
GS Mortgage Securities Corp. II, Series 2018-HULA, Class A, 1.072% 2025[4,7,9]	243	232
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.302% 2038[4,7,9]	300	291
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.398% 2049[4,7,9]	150	140
		663
Total mortgage-backed obligations		78,403
Corporate bonds, notes & loans 6.47% Health care 0.98%
Abbott Laboratories 3.75% 2026	240	279
AbbVie Inc. 2.95% 2026[4]	369	402
AbbVie Inc. 4.25% 2049[4]	92	109
American Funds Insurance Series — Capital Income Builder — Page 69 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen Inc. 3.375% 2050	$150	$163
AstraZeneca PLC 3.375% 2025	200	224
Becton, Dickinson and Company 3.70% 2027	930	1,055
Boston Scientific Corp. 2.65% 2030	250	266
Centene Corp. 4.625% 2029	530	572
Centene Corp. 3.375% 2030	179	186
Gilead Sciences, Inc. 1.65% 2030	73	73
Gilead Sciences, Inc. 2.60% 2040	41	41
Gilead Sciences, Inc. 2.80% 2050	78	77
Novartis Capital Corp. 1.75% 2025	208	218
Novartis Capital Corp. 2.00% 2027	120	127
Partners HealthCare System, Inc. 3.192% 2049	210	228
Pfizer Inc. 2.70% 2050	425	445
Regeneron Pharmaceuticals, Inc. 1.75% 2030	54	53
Regeneron Pharmaceuticals, Inc. 2.80% 2050	109	102
Shire PLC 3.20% 2026	182	203
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	1,330	1,479
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	250	311
Tenet Healthcare Corp. 7.50% 2025[4]	325	351
Teva Pharmaceutical Finance Co. BV 6.00% 2024	700	716
Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,375	1,216
Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	250
Thermo Fisher Scientific Inc. 4.497% 2030	95	117
UnitedHealth Group Inc. 2.375% 2024	35	37
UnitedHealth Group Inc. 4.45% 2048	170	227
Upjohn Inc. 2.70% 2030[4]	83	86
Upjohn Inc. 3.85% 2040[4]	32	35
Upjohn Inc. 4.00% 2050[4]	70	75
		9,723
Utilities 0.83%
AEP Transmission Co. LLC 3.15% 2049	60	65
AEP Transmission Co. LLC 3.80% 2049	45	53
AEP Transmission Co. LLC 3.65% 2050	75	89
Ameren Corp. 2.50% 2024	600	636
American Electric Power Co., Inc. 3.65% 2021	300	311
CenterPoint Energy, Inc. 3.85% 2024	100	110
CenterPoint Energy, Inc. 2.95% 2030	345	378
Connecticut Light and Power Co. 3.20% 2027	445	497
Consumers Energy Co. 3.10% 2050	159	174
Duke Energy Florida, LLC 2.50% 2029	430	467
Edison International 3.55% 2024	375	396
Edison International 5.75% 2027	158	175
Edison International 4.125% 2028	332	341
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[11]	120	133
Entergy Corp. 2.95% 2026	280	309
Evergy Metro, Inc. 2.25% 2030	125	132
FirstEnergy Corp. 2.25% 2030	162	159
FirstEnergy Corp. 2.65% 2030	493	503
Jersey Central Power & Light Co. 4.30% 2026[4]	115	132
NSTAR Electric Co. 3.95% 2030	50	61
Pacific Gas and Electric Co. 2.95% 2026	97	99
Pacific Gas and Electric Co. 3.75% 2028	105	109
Pacific Gas and Electric Co. 4.65% 2028	284	309
American Funds Insurance Series — Capital Income Builder — Page 70 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 2.50% 2031	$450	$430
Pacific Gas and Electric Co. 3.30% 2040	100	92
Pacific Gas and Electric Co. 3.50% 2050	325	295
Public Service Company of Colorado 3.80% 2047	20	24
San Diego Gas & Electric Co. 3.75% 2047	227	262
San Diego Gas & Electric Co. 4.10% 2049	115	139
Southern California Edison Co. 4.00% 2047	129	138
Southern California Edison Co. 4.125% 2048	235	258
Southern California Edison Co. 3.65% 2050	175	183
Southern California Edison Co., Series C, 3.60% 2045	256	264
Virginia Electric and Power Co. 4.00% 2046	85	105
Xcel Energy Inc. 2.60% 2029	175	189
Xcel Energy Inc. 3.50% 2049	145	162
		8,179
Communication services 0.82%
Alphabet Inc. 2.05% 2050	80	75
AT&T Inc. 2.25% 2032	75	75
AT&T Inc. 3.50% 2041	75	79
AT&T Inc. 3.65% 2051	500	507
AT&T Inc. 3.30% 2052	75	70
AT&T Inc. 3.50% 2053[4]	50	49
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	158	164
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[4]	625	649
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[4]	950	993
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	65	76
CenturyLink, Inc. 7.50% 2024	300	336
Comcast Corp. 3.75% 2040	138	162
Comcast Corp. 2.80% 2051	200	202
Discovery Communications, Inc. 4.65% 2050	150	172
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[4]	630	637
Sprint Corp. 11.50% 2021	1,425	1,566
Sprint Corp. 6.875% 2028	350	437
T-Mobile US, Inc. 3.875% 2030[4]	625	711
T-Mobile US, Inc. 4.375% 2040[4]	100	117
T-Mobile US, Inc. 4.50% 2050[4]	100	120
T-Mobile US, Inc. 3.30% 2051[4]	75	74
Verizon Communications Inc. 4.329% 2028	192	233
Verizon Communications Inc. 3.875% 2029	25	30
Verizon Communications Inc. 4.016% 2029	215	258
Verizon Communications Inc. 3.15% 2030	100	113
Vodafone Group PLC 4.25% 2050	75	87
Walt Disney Co. 4.625% 2040	120	152
		8,144
Financials 0.82%
Allstate Corp. 3.85% 2049	170	203
American International Group, Inc. 4.375% 2050	250	293
AON Corp. 2.20% 2022	249	258
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[11]	592	735
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[11]	540	569
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[11]	325	391
Credit Suisse Group AG 4.194% 2031[4,11]	500	578
Goldman Sachs Group, Inc. 3.50% 2025	177	196
American Funds Insurance Series — Capital Income Builder — Page 71 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.60% 2030	$525	$555
Hartford Financial Services Group, Inc. 2.80% 2029	300	326
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[11]	500	521
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[11]	250	280
JPMorgan Chase & Co. 3.109% 2041 (USD-SOFR + 2.46% on 4/22/2040)[11]	263	288
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[11]	241	257
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)[11]	390	425
MetLife, Inc. 4.55% 2030	190	239
Metropolitan Life Global Funding I 1.95% 2023[4]	380	393
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	290	320
Morgan Stanley 3.70% 2024	260	288
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)[11]	115	174
Navient Corp. 5.00% 2027	150	141
New York Life Global Funding 3.00% 2028[4]	150	168
New York Life Insurance Company 3.75% 2050[4]	62	70
Travelers Companies, Inc. 4.10% 2049	130	163
Wells Fargo & Company 4.60% 2021	300	306
		8,137
Energy 0.78%
Apache Corp. 4.25% 2030	385	348
BP Capital Markets America Inc. 3.633% 2030	360	414
Canadian Natural Resources Ltd. 3.85% 2027	185	200
Canadian Natural Resources Ltd. 2.95% 2030	41	41
Canadian Natural Resources Ltd. 4.95% 2047	49	54
Cheniere Energy, Inc. 3.70% 2029[4]	252	262
Concho Resources Inc. 4.30% 2028	210	232
Enbridge Energy Partners, LP 7.375% 2045	37	54
Energy Transfer Operating, LP 5.00% 2050	282	260
Energy Transfer Partners, LP 5.30% 2047	60	56
Energy Transfer Partners, LP 6.00% 2048	161	162
Energy Transfer Partners, LP 6.25% 2049	150	155
Enterprise Products Operating LLC 3.20% 2052	24	22
Equinor ASA 2.375% 2030	365	386
Exxon Mobil Corp. 2.995% 2039	200	212
Exxon Mobil Corp. 3.452% 2051	88	97
Kinder Morgan, Inc. 5.05% 2046	925	1,051
MPLX LP 5.50% 2049	625	700
ONEOK, Inc. 3.10% 2030	42	41
ONEOK, Inc. 4.95% 2047	51	48
ONEOK, Inc. 5.20% 2048	184	177
ONEOK, Inc. 7.15% 2051	97	115
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	125
Petrobras Global Finance Co. 5.60% 2031	150	160
Petróleos Mexicanos 7.69% 2050[4]	75	62
Pioneer Natural Resources Co. 1.90% 2030	123	116
Plains All American Pipeline, LP 3.80% 2030	11	11
Sabine Pass Liquefaction, LLC 4.50% 2030[4]	215	243
Shell International Finance BV 2.00% 2024	420	442
Total Capital International 2.434% 2025	175	187
Total Capital International 3.127% 2050	253	263
TransCanada PipeLines Ltd. 4.10% 2030	205	237
American Funds Insurance Series — Capital Income Builder — Page 72 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
TransCanada PipeLines Ltd. 5.10% 2049	$425	$544
Williams Companies, Inc. 3.50% 2030	216	235
		7,712
Consumer discretionary 0.69%
Amazon.com, Inc. 2.50% 2050	75	77
Amazon.com, Inc. 2.70% 2060	30	31
Bayerische Motoren Werke AG 4.15% 2030[4]	290	344
Carnival Corp. 11.50% 2023[4]	775	870
Carnival Corp. 10.50% 2026[4]	165	183
Ford Motor Co. 9.625% 2030	50	65
General Motors Company 5.95% 2049	90	106
Home Depot, Inc. 3.35% 2050	350	406
Lowe’s Companies, Inc. 5.125% 2050	125	172
PetSmart, Inc. 7.125% 2023[4]	125	126
Royal Caribbean Cruises Ltd. 10.875% 2023[4]	600	672
Royal Caribbean Cruises Ltd. 11.50% 2025[4]	1,125	1,308
Toyota Motor Credit Corp. 2.15% 2022	505	522
Toyota Motor Credit Corp. 2.60% 2022	856	881
Toyota Motor Credit Corp. 3.00% 2025	1,010	1,105
		6,868
Consumer staples 0.49%
Altria Group, Inc. 5.95% 2049	327	440
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	420	522
British American Tobacco PLC 3.215% 2026	250	270
British American Tobacco PLC 3.557% 2027	660	714
British American Tobacco PLC 4.906% 2030	350	414
British American Tobacco PLC 4.54% 2047	73	78
British American Tobacco PLC 4.758% 2049	130	141
Coca-Cola Company 1.375% 2031	100	99
Coca-Cola Company 2.50% 2051	65	65
Conagra Brands, Inc. 5.30% 2038	18	23
Conagra Brands, Inc. 5.40% 2048	52	70
Constellation Brands, Inc. 3.15% 2029	190	208
Constellation Brands, Inc. 2.875% 2030	210	227
Keurig Dr Pepper Inc. 3.20% 2030	25	28
Keurig Dr Pepper Inc. 5.085% 2048	64	86
Keurig Dr Pepper Inc. 3.80% 2050	51	59
Kimberly-Clark Corp. 3.10% 2030	56	64
Kraft Heinz Company 3.00% 2026	100	103
Molson Coors Brewing Co. 4.20% 2046	65	69
PepsiCo, Inc. 3.625% 2050	240	292
Philip Morris International Inc. 3.375% 2029	450	513
Procter & Gamble Company 3.60% 2050	118	150
Wal-Mart Stores, Inc. 2.85% 2024	210	228
		4,863
Industrials 0.45%
Boeing Company 2.70% 2022	300	306
Boeing Company 3.10% 2026	88	88
Boeing Company 3.60% 2034	90	87
Boeing Company 3.25% 2035	140	132
Carrier Global Corp. 2.242% 2025[4]	102	106
American Funds Insurance Series — Capital Income Builder — Page 73 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Carrier Global Corp. 2.493% 2027[4]	$84	$88
Carrier Global Corp. 2.722% 2030[4]	74	77
CSX Corp. 4.75% 2048	50	66
CSX Corp. 3.35% 2049	310	344
General Electric Co. 3.45% 2027	50	53
General Electric Co. 4.25% 2040	75	76
General Electric Co. 4.35% 2050	50	51
Honeywell International Inc. 2.15% 2022	305	315
Honeywell International Inc. 2.30% 2024	175	187
Honeywell International Inc. 2.70% 2029	70	78
Honeywell International Inc. 2.80% 2050	75	80
Norfolk Southern Corp. 3.00% 2022	224	232
Northrop Grumman Corp. 5.15% 2040	150	202
Northrop Grumman Corp. 5.25% 2050	143	206
Raytheon Technologies Corp. 3.125% 2050	125	134
TransDigm Inc. 6.50% 2024	375	375
TransDigm Inc. 6.25% 2026[4]	350	367
Union Pacific Corp. 3.70% 2029	430	500
Union Pacific Corp. 4.30% 2049	110	142
Union Pacific Corp. 3.25% 2050	53	59
Union Pacific Corp. 3.95% 2059	45	54
Westinghouse Air Brake Technologies Corp. 4.40% 2024[11]	39	42
		4,447
Information technology 0.38%
Adobe Inc. 2.30% 2030	645	697
Apple Inc. 0.55% 2025	125	125
Apple Inc. 2.40% 2050	75	76
Apple Inc. 2.65% 2050	73	76
Broadcom Inc. 5.00% 2030	420	496
Broadcom Ltd. 3.875% 2027	370	411
Fiserv, Inc. 3.50% 2029	870	993
Intuit Inc. 0.95% 2025	50	51
Intuit Inc. 1.65% 2030	35	36
Lenovo Group Ltd. 5.875% 2025	400	431
Microsoft Corp. 2.525% 2050	110	115
Oracle Corp. 3.60% 2050	150	168
ServiceNow, Inc. 1.40% 2030	130	127
		3,802
Materials 0.15%
Anglo American Capital PLC 5.625% 2030[4]	240	295
Braskem SA 4.50% 2030[4]	200	187
Dow Chemical Co. 4.80% 2049	67	80
First Quantum Minerals Ltd. 7.25% 2022[4]	875	876
LYB International Finance III, LLC 4.20% 2050	75	84
		1,522
Real estate 0.08%
American Campus Communities, Inc. 3.875% 2031	21	23
Corporate Office Properties LP 2.25% 2026	68	69
Equinix, Inc. 2.90% 2026	266	287
Equinix, Inc. 1.55% 2028	25	25
Equinix, Inc. 3.20% 2029	288	318
American Funds Insurance Series — Capital Income Builder — Page 74 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 3.00% 2050	$18	$18
Equinix, Inc. 2.95% 2051	25	24
Westfield Corp. Ltd. 3.50% 2029[4]	54	54
		818
Total corporate bonds, notes & loans		64,215
Asset-backed obligations 0.56%
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[4,7]	297	301
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[4,7]	100	102
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[7]	1,313	1,324
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[4,7]	390	395
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[4,7]	100	102
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[4,7]	100	102
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[4,7]	100	102
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[4,7]	99	99
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[4,7]	291	293
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 2023[4,7]	219	221
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[4,7]	177	176
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2B, 1.202% 2023[7,9]	135	136
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 2024[7]	63	64
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A2, 1.90% 2022[4,7]	572	577
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[4,7,9]	232	237
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[4,7]	1,170	1,180
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[7]	125	129
		5,540
Bonds & notes of governments & government agencies outside the U.S. 0.14%
Portuguese Republic 5.125% 2024	18	21
Qatar (State of) 4.50% 2028	200	240
Saudi Arabia (Kingdom of) 3.625% 2028	200	222
United Mexican States 3.25% 2030	200	205
United Mexican States, Series M, 6.50% 2021	MXN15,000	687
		1,375
Municipals 0.06% South Carolina 0.04%
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	$350	419
Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	225	228
Total municipals		647
Total bonds, notes & other debt instruments (cost: $228,721,000)		236,787
American Funds Insurance Series — Capital Income Builder — Page 75 of 233

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Short-term securities 6.18% Money market investments 6.18%	Shares	Value (000)
Capital Group Central Cash Fund 0.12%[12,13]	580,676	$58,073
Goldman Sachs Financial Square Government Fund, Institutional Shares 0%[12,14]	3,326,904	3,327
Total short-term securities (cost: $61,400,000)		61,400
Total investment securities 101.74% (cost: $934,109,000)		1,009,821
Other assets less liabilities (1.74)%		(17,264)
Net assets 100.00%		$992,557
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 9/30/2020[16] (000)	Unrealized (depreciation) appreciation at 9/30/2020 (000)
90 Day Euro Dollar Futures	Short	80	March 2021	$(20,000)	$(19,961)	$(8)
2 Year U.S. Treasury Note Futures	Short	7	January 2021	(1,400)	(1,547)	—[8]
5 Year U.S. Treasury Note Futures	Long	114	January 2021	11,400	14,368	20
10 Year U.S. Treasury Note Futures	Long	14	December 2020	1,400	1,953	5
10 Year Ultra U.S. Treasury Note Futures	Short	38	December 2020	(3,800)	(6,077)	(25)
20 Year U.S. Treasury Bond Futures	Long	7	December 2020	700	1,234	(1)
30 Year Ultra U.S. Treasury Bond Futures	Long	48	December 2020	4,800	10,647	(1)
						$(10)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 9/30/2020 (000)
Purchases (000)	Sales (000)
MXN2,100	USD98	HSBC Bank	10/26/2020	$(3)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
U.S. EFFR	0.11%	5/18/2024	$6,200	$1	$—	$1
3-month USD-LIBOR	0.337%	5/18/2025	21,500	(14)	—	(14)
U.S. EFFR	0.1275%	6/25/2025	2,700	(1)	—	(1)
U.S. EFFR	0.0975%	6/30/2025	1,460	2	—	2
U.S. EFFR	0.105%	6/30/2025	2,700	2	—	2
U.S. EFFR	0.106%	6/30/2025	1,190	1	—	1
U.S. EFFR	0.10875%	7/6/2025	2,600	2	—	2
U.S. EFFR	0.0995%	7/9/2025	1,300	2	—	2
U.S. EFFR	0.105%	7/9/2025	1,300	1	—	1
U.S. EFFR	0.099%	7/10/2025	3,000	4	—	4
American Funds Insurance Series — Capital Income Builder — Page 76 of 233

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Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
3-month USD-LIBOR	0.5935%	5/18/2030	$7,200	$62	$—	$62
3-month USD-LIBOR	0.807%	5/18/2050	1,800	145	—	145
					$—	$207
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2020 (000)
5.00%/Quarterly	CDX.NA.HY.25	6/20/2025	$3,335	$164	$(242)	$406
Investments in affiliates13

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2020 (000)	Dividend income (000)
Short-term securities 5.85%
Money market investments 5.85%
Capital Group Central Cash Fund 0.12%[12]	$76,520	$345,424	$363,796	$52	$(127)	$58,073	$416
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $280,425,000, which represented 28.25% of the net assets of the fund. This amount includes $280,002,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	All or a portion of this security was on loan. The total value of all such securities was $7,973,000, which represented .80% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,739,000, which represented 2.19% of the net assets of the fund.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,470,000, which represented .25% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Amount less than one thousand.
[9]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[10]	Purchased on a TBA basis.
[11]	Step bond; coupon rate may change at a later date.
[12]	Rate represents the seven-day yield at 9/30/2020.
[13]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[14]	Security purchased with cash collateral from securities on loan.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Capital Income Builder — Page 77 of 233

unaudited
Key to abbreviations and symbol
ADR = American Depositary Receipts
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
EFFR = Effective Federal Funds Rate
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Capital Income Builder — Page 78 of 233

Asset Allocation Fund
Investment portfolio
September 30, 2020
unaudited
Common stocks 62.10% Information technology 14.60%	Shares	Value (000)
Microsoft Corp.	4,891,900	$1,028,913
Broadcom Inc.	1,490,000	542,837
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	6,056,700	491,017
ASML Holding NV (New York registered) (ADR)	795,900	293,902
ASML Holding NV1	70,000	25,811
MKS Instruments, Inc.	2,200,000	240,306
VeriSign, Inc.[2]	1,100,000	225,335
Dell Technologies Inc., Class C2	3,250,000	219,992
Mastercard Inc., Class A	510,000	172,467
FleetCor Technologies, Inc.[2]	700,000	166,670
Flex Ltd.[2]	14,500,000	161,530
Visa Inc., Class A	648,000	129,581
Intel Corp.	1,500,000	77,670
PayPal Holdings, Inc.[2]	316,300	62,321
RingCentral, Inc., Class A2	221,100	60,716
Shopify Inc., Class A, subordinate voting shares[2]	55,800	57,082
MongoDB, Inc., Class A2	94,819	21,951
Smartsheet Inc., Class A2	311,910	15,415
		3,993,516
Health care 11.27%
Johnson & Johnson	3,885,000	578,399
UnitedHealth Group Inc.	1,322,300	412,253
Humana Inc.	865,000	358,015
Thermo Fisher Scientific Inc.	507,000	223,851
Abbott Laboratories	2,000,000	217,660
Cigna Corp.	1,275,000	215,998
Gilead Sciences, Inc.	2,472,230	156,220
Vertex Pharmaceuticals Inc.[2]	550,000	149,666
Merck & Co., Inc.	1,570,300	130,256
Daiichi Sankyo Company, Ltd.[1]	3,873,900	119,039
Pfizer Inc.	2,705,000	99,273
Zoetis Inc., Class A	434,700	71,886
Boston Scientific Corp.[2]	1,618,100	61,828
Cortexyme, Inc.[2]	1,218,038	60,902
Regeneron Pharmaceuticals, Inc.[2]	75,000	41,984
IDEXX Laboratories, Inc.[2]	94,102	36,992
Centene Corp.[2]	562,770	32,826
GoodRx Holdings, Inc., Class A2	461,200	25,643
Allakos Inc.[2]	293,700	23,922
Bluebird Bio, Inc.[2]	378,900	20,442
Sarepta Therapeutics, Inc.[2]	115,700	16,248
NuCana PLC (ADR)[2,3,4]	2,977,153	15,392
Rotech Healthcare Inc.[1,2,5,6]	184,138	10,680
American Funds Insurance Series — Asset Allocation Fund — Page 79 of 233

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Advanz Pharma Corp. Ltd.[2,6]	175,310	$882
Advanz Pharma Corp. Ltd.[2]	41,657	210
		3,080,467
Financials 9.01%
Chubb Ltd.	2,200,000	255,464
First Republic Bank	1,880,000	205,033
CME Group Inc., Class A	977,200	163,495
Capital One Financial Corp.	2,000,000	143,720
Bank of America Corp.	5,750,000	138,517
JPMorgan Chase & Co.	1,400,000	134,778
Synchrony Financial	5,000,000	130,850
Aon PLC, Class A	620,000	127,906
Apollo Global Management, Inc., Class A	2,769,732	123,946
The Blackstone Group Inc., Class A	2,190,950	114,368
Sberbank of Russia PJSC (ADR)[1,2]	9,788,000	114,194
Nasdaq, Inc.	844,100	103,580
Citigroup Inc.	2,250,000	96,997
Arch Capital Group Ltd.[2]	3,234,000	94,594
Intercontinental Exchange, Inc.	840,000	84,042
Truist Financial Corp.	2,175,000	82,759
MSCI Inc.	225,200	80,347
RenaissanceRe Holdings Ltd.	357,000	60,597
PNC Financial Services Group, Inc.	500,000	54,955
Kotak Mahindra Bank Ltd.[1,2]	2,713,240	46,700
Ares Management Corp., Class A	1,015,403	41,043
S&P Global Inc.	102,000	36,781
Berkshire Hathaway Inc., Class A2	61	19,520
Tradeweb Markets Inc., Class A	156,400	9,071
		2,463,257
Consumer discretionary 5.89%
Amazon.com, Inc.[2]	134,822	424,518
Home Depot, Inc.	1,113,000	309,091
Aramark	8,000,000	211,600
General Motors Company	4,100,000	121,319
LVMH Moët Hennessy-Louis Vuitton SE1	256,896	120,098
MercadoLibre, Inc.[2]	91,300	98,830
Kontoor Brands, Inc.[3]	3,700,000	89,540
VF Corp.	1,000,000	70,250
Darden Restaurants, Inc.	627,109	63,175
NIKE, Inc., Class B	357,000	44,818
Restaurant Brands International Inc.	595,000	34,219
Booking Holdings Inc.[2]	12,750	21,811
		1,609,269
Consumer staples 5.54%
Philip Morris International Inc.	7,543,000	565,650
Nestlé SA1	3,130,000	371,340
Nestlé SA (ADR)	900,000	107,330
British American Tobacco PLC (ADR)	3,919,700	141,697
British American Tobacco PLC[1]	1,060,000	38,100
Altria Group, Inc.	3,300,000	127,512
Colgate-Palmolive Company	677,300	52,254
Archer Daniels Midland Company	1,000,000	46,490
American Funds Insurance Series — Asset Allocation Fund — Page 80 of 233

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Mondelez International, Inc.	600,000	$34,470
Avenue Supermarts Ltd.[1,2]	970,539	28,986
		1,513,829
Communication services 4.96%
Charter Communications, Inc., Class A2	727,126	453,974
Facebook, Inc., Class A2	952,100	249,355
Alphabet Inc., Class C2	78,600	115,510
Alphabet Inc., Class A2	52,800	77,384
Comcast Corp., Class A	4,158,910	192,391
Netflix, Inc.[2]	226,700	113,357
Tencent Holdings Ltd.[1]	965,000	64,263
Verizon Communications Inc.	810,000	48,187
Activision Blizzard, Inc.	519,500	42,053
		1,356,474
Industrials 4.52%
Northrop Grumman Corp.	1,223,600	386,034
Lockheed Martin Corp.	663,000	254,115
CSX Corp.	2,038,000	158,291
L3Harris Technologies, Inc.	791,100	134,360
Komatsu Ltd.[1]	4,604,900	101,375
Boeing Company	583,000	96,347
Airbus SE, non-registered shares[1,2]	490,000	35,566
Honeywell International Inc.	152,000	25,021
Waste Management, Inc.	214,000	24,218
Cintas Corp.	34,000	11,316
Associated Materials Group Inc.[1,2,5]	1,588,248	9,641
		1,236,284
Materials 2.94%
Dow Inc.	4,800,000	225,840
LyondellBasell Industries NV	2,368,100	166,927
Franco-Nevada Corp. (CAD denominated)	838,620	117,188
Royal Gold, Inc.	695,000	83,518
Rio Tinto PLC[1]	1,250,000	75,423
Nucor Corp.	1,000,000	44,860
Barrick Gold Corp.	1,455,000	40,900
First Quantum Minerals Ltd.	2,775,000	24,738
Allegheny Technologies Inc.[2]	2,738,427	23,879
		803,273
Real estate 1.39%
Crown Castle International Corp. REIT	1,032,335	171,884
American Tower Corp. REIT	328,100	79,311
VICI Properties Inc. REIT	2,805,000	65,553
Alexandria Real Estate Equities, Inc. REIT	399,000	63,840
		380,588
Energy 1.02%
Noble Energy, Inc.	11,500,000	98,325
Suncor Energy Inc.	4,000,000	48,845
EOG Resources, Inc.	1,352,400	48,605
Chevron Corp.	600,000	43,200
Rosneft Oil Company PJSC (GDR)[1]	3,730,353	18,303
American Funds Insurance Series — Asset Allocation Fund — Page 81 of 233

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
ConocoPhillips	335,000	$11,001
Euronav NV	750,000	6,623
Scorpio Tankers Inc.	345,000	3,819
Tribune Resources, LLC[1,2,5]	926,514	834
Weatherford International[2]	289,547	565
McDermott International, Inc.[2]	40,219	97
Sable Permian Resources, LLC, units[1,2,5]	24,001,604	—[7]
		280,217
Utilities 0.96%
Enel SpA[1]	24,000,000	208,396
Xcel Energy Inc.	400,000	27,604
DTE Energy Company	226,000	25,999
		261,999
Total common stocks (cost: $11,327,629,000)		16,979,173
Rights & warrants 0.00% Energy 0.00%
McDermott International, Inc., warrants, expire 2027[1,2]	169,983	3
Tribune Resources, LLC, Class A, warrants, expire 2023[1,2,5]	311,755	—[7]
Tribune Resources, LLC, Class B, warrants, expire 2023[1,2,5]	242,476	—[7]
Tribune Resources, LLC, Class C, warrants, expire 2023[1,2,5]	227,540	—[7]
Total rights & warrants (cost: $180,000)		3
Convertible stocks 0.48% Information technology 0.27%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	60,000	74,805
Financials 0.15%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[8]	37,778	40,735
Health care 0.06%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	13,300	16,992
Total convertible stocks (cost: $111,086,000)		132,532
Bonds, notes & other debt instruments 32.78% Corporate bonds, notes & loans 13.76% Financials 2.32%	Principal amount (000)
ACE INA Holdings Inc. 2.30% 2020	$1,345	1,347
ACE INA Holdings Inc. 2.875% 2022	3,880	4,061
ACE INA Holdings Inc. 3.35% 2026	1,380	1,565
ACE INA Holdings Inc. 4.35% 2045	800	1,050
Advisor Group Holdings, LLC 6.25% 2028[8]	1,125	1,122
AG Merger Sub II, Inc. 10.75% 2027[8]	2,484	2,553
Allstate Corp. 3.85% 2049	950	1,137
Ally Financial Inc. 8.00% 2031	3,000	4,000
American International Group, Inc. 2.50% 2025	15,800	16,912
American Funds Insurance Series — Asset Allocation Fund — Page 82 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
American International Group, Inc. 4.20% 2028	$565	$655
American International Group, Inc. 3.40% 2030	4,540	5,020
American International Group, Inc. 4.375% 2050	1,770	2,074
AON Corp. 2.20% 2022	2,236	2,315
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[9]	1,278	1,255
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[9]	6,000	6,395
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[9]	2,345	2,615
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[9]	50,046	49,981
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[9]	7,236	7,558
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[9]	3,000	3,076
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[9]	2,251	2,797
Bank of Nova Scotia 1.625% 2023	5,000	5,131
BB&T Corp. 2.625% 2022	2,500	2,570
BB&T Corp. 2.75% 2022	762	787
Berkshire Hathaway Finance Corp. 4.20% 2048	6,570	8,459
Berkshire Hathaway Finance Corp. 4.25% 2049	1,125	1,469
Berkshire Hathaway Inc. 2.20% 2021	500	504
Berkshire Hathaway Inc. 2.75% 2023	1,615	1,702
Berkshire Hathaway Inc. 3.125% 2026	500	559
BNP Paribas 3.375% 2025[8]	3,225	3,502
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[9]	1,910	1,927
CIT Group Inc. 5.25% 2025	1,505	1,595
Citigroup Inc. 2.312% 2022 (USD-SOFR + 0.867% on 11/4/2021)[9]	9,000	9,179
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[9]	3,254	3,524
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[9]	9,764	10,285
CME Group Inc. 3.75% 2028	3,425	4,014
Commonwealth Bank of Australia 3.35% 2024	1,225	1,341
Commonwealth Bank of Australia 3.35% 2024[8]	1,000	1,095
Compass Diversified Holdings 8.00% 2026[8]	3,245	3,419
Crédit Agricole SA 4.375% 2025[8]	850	940
Credit Suisse AG (New York Branch) 2.95% 2025	2,700	2,950
Credit Suisse Group AG 3.80% 2023	1,625	1,749
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[8,9]	800	893
Credit Suisse Group AG 4.194% 2031[8,9]	11,625	13,444
Danske Bank AS 2.70% 2022[8]	1,000	1,030
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[9]	4,050	4,078
DNB Bank ASA 2.375% 2021[8]	2,000	2,028
FS Energy and Power Fund 7.50% 2023[8]	2,995	2,733
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[9]	2,000	2,245
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[9]	390	444
Goldman Sachs Group, Inc. 2.60% 2030	7,000	7,401
Groupe BPCE SA 2.75% 2023[8]	600	629
Groupe BPCE SA 5.70% 2023[8]	3,460	3,880
Groupe BPCE SA 5.15% 2024[8]	2,500	2,803
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[8,9]	6,375	6,381
Hartford Financial Services Group, Inc. 2.80% 2029	3,480	3,781
Hartford Financial Services Group, Inc. 3.60% 2049	1,000	1,113
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[9]	1,500	1,552
HSBC Holdings PLC 4.25% 2024	3,000	3,219
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[9]	625	651
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[9]	6,000	6,080
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[9]	3,750	4,316
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[9]	9,675	10,841
American Funds Insurance Series — Asset Allocation Fund — Page 83 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[9]	$6,968	$6,918
HSBC Holdings PLC 2.848% 2031[9]	6,030	6,255
Icahn Enterprises Finance Corp. 6.25% 2022	5,675	5,748
Icahn Enterprises Finance Corp. 5.25% 2027	1,500	1,567
Intercontinental Exchange, Inc. 2.65% 2040	7,425	7,416
Intercontinental Exchange, Inc. 3.00% 2060	2,380	2,420
Intesa Sanpaolo SpA 3.375% 2023[8]	750	779
Intesa Sanpaolo SpA 3.25% 2024[8]	750	792
Intesa Sanpaolo SpA 5.017% 2024[8]	1,730	1,819
Intesa Sanpaolo SpA 3.875% 2027[8]	300	319
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[9]	4,725	5,072
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[9]	17,047	18,191
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[9]	3,236	3,445
JPMorgan Chase & Co., Series Z, junior subordinated, 4.051% (3-month USD-LIBOR + 3.80% on 11/2/2020)[9]	500	495
Kasikornbank PC HK 3.343% 2031[9]	1,222	1,202
Ladder Capital Corp. 4.25% 2027[8]	2,722	2,361
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[9]	750	780
Lloyds Banking Group PLC 4.05% 2023	2,000	2,171
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)[9]	6,340	6,912
Lloyds Banking Group PLC 4.45% 2025	800	905
Lloyds Banking Group PLC 4.375% 2028	2,150	2,494
LPL Financial Holdings Inc. 4.625% 2027[8]	2,200	2,229
Marsh & McLennan Companies, Inc. 3.875% 2024	820	910
Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	2,073
Marsh & McLennan Companies, Inc. 4.90% 2049	1,539	2,152
MetLife, Inc. 4.55% 2030	3,770	4,734
Metropolitan Life Global Funding I 2.50% 2020[8]	6,000	6,023
Metropolitan Life Global Funding I 1.95% 2021[8]	1,250	1,270
Metropolitan Life Global Funding I 1.95% 2023[8]	7,800	8,069
Metropolitan Life Global Funding I 0.95% 2025[8]	18,767	18,956
MGIC Investment Corp. 5.25% 2028	1,175	1,218
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	1,610	1,670
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,721
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	5,000	5,519
Morgan Stanley 2.50% 2021	3,000	3,037
Morgan Stanley 3.70% 2024	2,410	2,674
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[9]	300	323
Morgan Stanley 3.125% 2026	325	359
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[9]	10,000	10,698
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	2,640	3,102
Navient Corp. 6.50% 2022	3,675	3,758
Navient Corp. 5.50% 2023	9,920	10,042
Navient Corp. 7.25% 2023	725	752
Navient Corp. 5.875% 2024	505	503
Navient Corp. 6.125% 2024	7,530	7,629
New York Life Global Funding 1.70% 2021[8]	1,125	1,141
New York Life Global Funding 2.30% 2022[8]	250	258
New York Life Global Funding 0.95% 2025[8]	8,537	8,640
New York Life Global Funding 2.35% 2026[8]	890	960
New York Life Global Funding 1.20% 2030[8]	3,528	3,446
New York Life Insurance Company 3.75% 2050[8]	527	595
Owl Rock Capital Corp. 4.625% 2024[8]	2,150	2,163
Owl Rock Capital Corp. 3.75% 2025	2,670	2,664
American Funds Insurance Series — Asset Allocation Fund — Page 84 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
PNC Bank 2.55% 2021	$4,000	$4,102
PNC Financial Services Group, Inc. 2.854% 2022[9]	1,445	1,517
PNC Financial Services Group, Inc. 3.50% 2024	3,850	4,199
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,204
PNC Financial Services Group, Inc. 2.55% 2030	2,000	2,175
Power Financial Corp. Ltd. 5.25% 2028	383	409
Power Financial Corp. Ltd. 6.15% 2028	350	394
Power Financial Corp. Ltd. 4.50% 2029	554	564
Power Financial Corp. Ltd. 3.95% 2030	1,213	1,180
Progressive Corp. 3.20% 2030	1,380	1,583
Prudential Financial, Inc. 3.878% 2028	500	586
Prudential Financial, Inc. 4.35% 2050	7,000	8,415
Rabobank Nederland 2.75% 2022	2,250	2,320
Rabobank Nederland 4.375% 2025	4,500	5,103
Royal Bank of Canada 3.20% 2021	12,000	12,205
Royal Bank of Canada 1.15% 2025	11,711	11,873
Skandinaviska Enskilda Banken AB 1.875% 2021	1,675	1,701
Skandinaviska Enskilda Banken AB 2.625% 2021	250	253
Skandinaviska Enskilda Banken AB 2.80% 2022	700	724
Springleaf Finance Corp. 6.125% 2024	5,825	6,109
Starwood Property Trust, Inc. 3.625% 2021	1,355	1,359
Starwood Property Trust, Inc. 5.00% 2021	5,625	5,580
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[8,9]	2,800	3,201
Toronto-Dominion Bank 2.65% 2024	625	669
Toronto-Dominion Bank 0.75% 2025	5,375	5,363
Toronto-Dominion Bank 1.15% 2025	12,000	12,206
Travelers Companies, Inc. 4.00% 2047	860	1,050
Travelers Companies, Inc. 4.10% 2049	910	1,139
Travelers Companies, Inc. 2.55% 2050	172	169
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 7.00%) 7.225% 2025[10,11]	1,653	1,593
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 5.22% 2026[10,11]	1,804	1,141
U.S. Bancorp 2.625% 2022	1,805	1,857
U.S. Bancorp 2.40% 2024	2,000	2,130
U.S. Bancorp 3.70% 2024	5,000	5,495
U.S. Bancorp 2.375% 2026	4,000	4,362
UBS Group AG 4.125% 2025[8]	2,750	3,139
UBS Group AG 1.364% 2027 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.08% on 1/30/2026)[8,9]	2,925	2,926
UniCredit SpA 3.75% 2022[8]	7,175	7,440
UniCredit SpA 6.572% 2022[8]	475	504
UniCredit SpA 4.625% 2027[8]	625	703
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[8,9]	2,400	2,559
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[9]	8,000	8,309
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)[9]	1,988	2,160
Wells Fargo & Company 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[9]	217	243
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[9]	2,904	3,102
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[9]	12,846	13,459
Wells Fargo & Company 3.068% 2041 (USD-SOFR + 2.53% on 4/30/2040)[9]	3,076	3,206
Westpac Banking Corp. 2.75% 2023	1,750	1,847
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[9]	8,500	8,813
		634,420
American Funds Insurance Series — Asset Allocation Fund — Page 85 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 1.93%	Principal amount (000)	Value (000)
Abbott Laboratories 3.40% 2023	$185	$201
Abbott Laboratories 3.75% 2026	5,012	5,822
Abbott Laboratories 4.75% 2036	460	615
Abbott Laboratories 4.90% 2046	500	706
AbbVie Inc. 3.45% 2022[8]	2,947	3,054
AbbVie Inc. 2.60% 2024[8]	3,000	3,185
AbbVie Inc. 3.60% 2025	10,000	11,093
AbbVie Inc. 3.80% 2025[8]	206	229
AbbVie Inc. 2.95% 2026[8]	1,445	1,576
AbbVie Inc. 4.25% 2049[8]	411	488
AdaptHealth, LLC 6.125% 2028[8]	390	405
Amgen Inc. 2.20% 2027	2,429	2,568
Anthem, Inc. 2.375% 2025	818	870
AstraZeneca PLC 2.375% 2022	4,072	4,200
AstraZeneca PLC 3.375% 2025	13,790	15,446
AstraZeneca PLC 0.70% 2026	8,935	8,778
AstraZeneca PLC 1.375% 2030	2,000	1,952
AstraZeneca PLC 2.125% 2050	1,228	1,121
Bausch Health Companies Inc. 5.00% 2028[8]	735	715
Bayer U.S. Finance II LLC 3.875% 2023[8]	1,685	1,843
Bayer U.S. Finance II LLC 4.25% 2025[8]	425	487
Bayer U.S. Finance II LLC 4.375% 2028[8]	312	367
Bayer U.S. Finance II LLC 4.20% 2034[8]	460	538
Becton, Dickinson and Company 2.894% 2022	10,577	10,945
Becton, Dickinson and Company 3.363% 2024	647	700
Becton, Dickinson and Company 3.70% 2027	19,246	21,824
Becton, Dickinson and Company 2.823% 2030	1,271	1,373
Boston Scientific Corp. 3.45% 2024	3,100	3,363
Boston Scientific Corp. 1.90% 2025	5,856	6,122
Boston Scientific Corp. 3.85% 2025	2,289	2,599
Boston Scientific Corp. 3.75% 2026	2,595	2,959
Boston Scientific Corp. 4.00% 2029	1,550	1,803
Boston Scientific Corp. 2.65% 2030	4,030	4,296
Boston Scientific Corp. 4.70% 2049	515	680
Bristol-Myers Squibb Co. 2.90% 2024	830	901
Bristol-Myers Squibb Co. 3.875% 2025	1,530	1,748
Bristol-Myers Squibb Co. 3.20% 2026	470	530
Bristol-Myers Squibb Co. 3.40% 2029	4,150	4,829
Bristol-Myers Squibb Co. 4.25% 2049	1,293	1,707
Centene Corp. 4.75% 2025	4,000	4,116
Centene Corp. 4.25% 2027	565	593
Centene Corp. 4.625% 2029	9,665	10,438
Centene Corp. 3.00% 2030	6,895	7,033
Centene Corp. 3.375% 2030	3,397	3,530
Cigna Corp. 3.40% 2021	1,350	1,390
Cigna Corp. 3.75% 2023	1,836	1,991
Cigna Corp. 4.125% 2025	2,000	2,295
Cigna Corp. 4.80% 2038	3,880	4,824
CVS Health Corp. 3.35% 2021	194	197
CVS Health Corp. 3.70% 2023	218	234
CVS Health Corp. 4.10% 2025	2,402	2,717
CVS Health Corp. 4.30% 2028	1,042	1,220
CVS Health Corp. 1.75% 2030	4,000	3,925
Eli Lilly and Company 3.375% 2029	3,330	3,852
American Funds Insurance Series — Asset Allocation Fund — Page 86 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Encompass Health Corp. 4.50% 2028	$1,449	$1,459
Encompass Health Corp. 4.75% 2030	775	788
Encompass Health Corp. 4.625% 2031	955	955
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 2027[8]	4,517	4,729
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 2028[8]	3,688	2,714
Endo International PLC 5.75% 2022[8]	7,340	6,964
Gilead Sciences, Inc. 1.20% 2027	815	817
Gilead Sciences, Inc. 1.65% 2030	4,069	4,067
Gilead Sciences, Inc. 2.60% 2040	1,902	1,902
Gilead Sciences, Inc. 2.80% 2050	4,623	4,574
GlaxoSmithKline PLC 3.625% 2025	4,585	5,210
HCA Inc. 5.875% 2023	2,125	2,316
HCA Inc. 5.375% 2025	515	565
HCA Inc. 4.125% 2029	2,250	2,545
HCA Inc. 3.50% 2030	865	882
HealthSouth Corp. 5.75% 2024	4,596	4,611
HealthSouth Corp. 5.75% 2025	2,685	2,774
Mallinckrodt PLC 10.00% 2025[8]	17,760	18,293
Medtronic, Inc. 3.50% 2025	1,002	1,130
Molina Healthcare, Inc. 5.375% 2022	6,985	7,312
Molina Healthcare, Inc. 4.875% 2025[8]	5,242	5,366
Novartis Capital Corp. 1.75% 2025	4,731	4,956
Novartis Capital Corp. 2.00% 2027	4,336	4,599
Owens & Minor, Inc. 3.875% 2021	9,360	9,443
Owens & Minor, Inc. 4.375% 2024	4,950	4,953
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.655% 2025[10,11]	1,872	1,816
Par Pharmaceutical Inc. 7.50% 2027[8]	7,028	7,372
Partners HealthCare System, Inc. 3.192% 2049	1,920	2,082
Pfizer Inc. 2.95% 2024	3,825	4,132
Pfizer Inc. 3.45% 2029	8,000	9,370
Pfizer Inc. 2.625% 2030	2,449	2,725
Regeneron Pharmaceuticals, Inc. 1.75% 2030	8,929	8,721
Regeneron Pharmaceuticals, Inc. 2.80% 2050	9,460	8,865
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[1,5,10,11,12]	6,616	6,682
Shire PLC 2.40% 2021	1,227	1,249
Shire PLC 2.875% 2023	3,413	3,625
Shire PLC 3.20% 2026	14,821	16,497
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	13,275	14,763
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	280	348
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	11,068	11,238
Takeda Pharmaceutical Company, Ltd. 3.025% 2040	4,046	4,197
Takeda Pharmaceutical Company, Ltd. 3.175% 2050	1,461	1,504
Team Health Holdings, Inc. 6.375% 2025[8]	11,090	7,652
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[10,11]	2,182	1,839
Tenet Healthcare Corp. 4.625% 2024	1,953	1,960
Tenet Healthcare Corp. 4.875% 2026[8]	16,225	16,488
Teva Pharmaceutical Finance Co. BV 2.80% 2023	12,560	12,034
Teva Pharmaceutical Finance Co. BV 6.00% 2024	12,016	12,284
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,935	2,036
Teva Pharmaceutical Finance Co. BV 3.15% 2026	27,548	24,363
Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,550	2,961
Thermo Fisher Scientific Inc. 4.497% 2030	883	1,091
UnitedHealth Group Inc. 2.375% 2024	590	628
American Funds Insurance Series — Asset Allocation Fund — Page 87 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 3.50% 2024	$4,500	$4,946
UnitedHealth Group Inc. 3.375% 2027	245	280
UnitedHealth Group Inc. 3.875% 2028	2,500	2,971
UnitedHealth Group Inc. 2.875% 2029	1,050	1,169
UnitedHealth Group Inc. 4.45% 2048	5,315	7,096
Upjohn Inc. 2.30% 2027[8]	2,447	2,531
Upjohn Inc. 2.70% 2030[8]	5,692	5,899
Upjohn Inc. 3.85% 2040[8]	3,531	3,817
Upjohn Inc. 4.00% 2050[8]	2,907	3,111
Valeant Pharmaceuticals International, Inc. 6.125% 2025[8]	14,550	14,910
Zimmer Holdings, Inc. 3.15% 2022	7,070	7,316
		527,485
Utilities 1.76%
AEP Transmission Co. LLC 3.75% 2047	2,390	2,804
AEP Transmission Co. LLC 4.25% 2048	1,524	1,941
AEP Transmission Co. LLC 3.15% 2049	1,101	1,185
AEP Transmission Co. LLC 3.65% 2050	550	652
AES Corp. 5.50% 2025	2,448	2,529
Ameren Corp. 2.50% 2024	969	1,028
Ameren Corp. 3.50% 2031	4,829	5,531
Ameren Corp. 4.50% 2049	425	565
Ameren Corp. 3.25% 2050	750	845
American Electric Power Company, Inc. 3.20% 2027	1,275	1,403
American Electric Power Company, Inc. 2.95% 2022	3,020	3,161
American Electric Power Company, Inc. 2.30% 2030	4,500	4,643
Berkshire Hathaway Energy Co. 4.25% 2050[8]	75	94
Centerpoint Energy, Inc. 2.50% 2022	900	931
CenterPoint Energy, Inc. 3.85% 2024	4,737	5,194
CenterPoint Energy, Inc. 2.95% 2030	1,350	1,481
CenterPoint Energy, Inc. 3.70% 2049	2,775	3,119
CenterPoint Energy, Inc. 2.90% 2050	625	673
CMS Energy Corp. 3.00% 2026	1,004	1,105
CMS Energy Corp. 3.45% 2027	1,850	2,075
Comisión Federal de Electricidad 4.75% 2027[8]	645	695
Commonwealth Edison Co. 4.35% 2045	1,585	2,033
Commonwealth Edison Co. 4.00% 2048	2,600	3,197
Connecticut Light and Power Co. 3.20% 2027	1,525	1,703
Consolidated Edison Company of New York, Inc. 4.50% 2058	6,100	7,912
Consolidated Edison Company of New York, Inc. 3.95% 2050	450	547
Consumers Energy Co. 3.25% 2046	465	520
Consumers Energy Co. 4.05% 2048	3,882	4,879
Consumers Energy Co. 3.10% 2050	1,730	1,895
Consumers Energy Co. 3.75% 2050	1,193	1,463
Dominion Resources, Inc. 2.00% 2021	665	674
Dominion Resources, Inc. 2.75% 2022	800	821
Dominion Resources, Inc. 2.85% 2026	1,500	1,646
Dominion Resources, Inc., junior subordinated, 3.071% 2024[9]	1,775	1,909
DPL Inc. 4.125% 2025[8]	460	482
DTE Energy Co. 3.95% 2049	1,800	2,272
Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,503
Duke Energy Corp. 0.90% 2025	1,625	1,629
Duke Energy Florida, LLC 3.20% 2027	1,445	1,630
Duke Energy Florida, LLC 2.50% 2029	4,299	4,671
American Funds Insurance Series — Asset Allocation Fund — Page 88 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Florida, LLC 1.75% 2030	$5,000	$5,096
Duke Energy Indiana, Inc. 3.25% 2049	1,225	1,366
Duke Energy Ohio, Inc. 2.125% 2030	850	893
Duke Energy Progress Inc. 4.15% 2044	1,070	1,335
Duke Energy Progress Inc. 3.70% 2046	2,150	2,534
Duke Energy Progress, LLC 2.50% 2050	3,000	2,910
Edison International 3.55% 2024	4,763	5,026
Edison International 4.95% 2025	250	274
Edison International 5.75% 2027	5,436	6,008
Edison International 4.125% 2028	5,904	6,058
EDP Finance BV 3.625% 2024[8]	4,100	4,474
Electricité de France SA 2.35% 2020[8]	650	650
Electricité de France SA 4.75% 2035[8]	1,250	1,546
Electricité de France SA 4.875% 2038[8]	2,750	3,336
Electricité de France SA 5.60% 2040	525	684
Emera U.S. Finance LP 3.55% 2026	320	357
Enel Finance International SA 4.25% 2023[8]	4,339	4,754
Enel Finance International SA 3.50% 2028[8]	2,560	2,857
Enersis Américas SA 4.00% 2026	245	268
Entergy Corp. 0.90% 2025	3,558	3,557
Entergy Corp. 2.95% 2026	872	964
Entergy Corp. 3.12% 2027	3,000	3,355
Entergy Corp. 2.80% 2030	4,700	5,100
Entergy Corp. 3.75% 2050	850	971
Entergy Louisiana, LLC 4.20% 2048	4,200	5,377
Entergy Texas, Inc. 1.75% 2031	5,575	5,539
Evergy Metro, Inc. 2.25% 2030	1,525	1,616
Eversource Energy 3.80% 2023	2,730	2,998
Eversource Energy 0.80% 2025	475	473
Eversource Energy 1.65% 2030	1,200	1,198
Exelon Corp. 3.40% 2026	100	112
Exelon Corp. 4.70% 2050	500	639
Exelon Corp., junior subordinated, 3.497% 2022[9]	1,075	1,125
FirstEnergy Corp. 2.05% 2025	1,000	1,014
FirstEnergy Corp. 1.60% 2026	3,325	3,308
FirstEnergy Corp. 3.90% 2027	2,075	2,284
FirstEnergy Corp. 2.25% 2030	18,985	18,587
FirstEnergy Corp. 2.65% 2030	13,373	13,653
FirstEnergy Corp. 4.85% 2047	2,000	2,408
FirstEnergy Corp. 3.40% 2050	5,712	5,572
Florida Power & Light Co. 2.85% 2025	2,616	2,875
Florida Power & Light Co. 3.15% 2049	1,975	2,227
Gulf Power Co. 3.30% 2027	4,500	5,062
Interstate Power and Light Co. 2.30% 2030	825	874
Jersey Central Power & Light Co. 4.30% 2026[8]	1,790	2,049
MidAmerican Energy Holdings Co. 3.10% 2027	2,000	2,244
Mississippi Power Co. 3.95% 2028	2,814	3,232
National Grid PLC 3.15% 2027[8]	275	305
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	4,000	4,466
NextEra Energy Capital Holdings, Inc. 2.25% 2030	8,490	8,858
Northern States Power Co. 4.125% 2044	6,000	7,577
Northern States Power Co. 2.60% 2051	359	365
Oncor Electric Delivery Company LLC 2.75% 2024	1,525	1,637
Oncor Electric Delivery Company LLC 0.55% 2025[8]	1,625	1,617
American Funds Insurance Series — Asset Allocation Fund — Page 89 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 1.75% 2022	$1,575	$1,577
Pacific Gas and Electric Co. 4.25% 2023	3,445	3,672
Pacific Gas and Electric Co. 3.40% 2024	996	1,042
Pacific Gas and Electric Co. 2.95% 2026	6,750	6,886
Pacific Gas and Electric Co. 2.10% 2027	15,590	15,174
Pacific Gas and Electric Co. 3.30% 2027	4,775	4,915
Pacific Gas and Electric Co. 3.30% 2027	4,352	4,442
Pacific Gas and Electric Co. 3.75% 2028	201	209
Pacific Gas and Electric Co. 4.65% 2028	5,550	6,032
Pacific Gas and Electric Co. 2.50% 2031	17,975	17,169
Pacific Gas and Electric Co. 3.30% 2040	375	344
Pacific Gas and Electric Co. 3.75% 2042	1,505	1,400
Pacific Gas and Electric Co. 3.50% 2050	7,400	6,708
PacifiCorp., First Mortgage Bonds, 3.60% 2024	5,695	6,229
PacifiCorp., First Mortgage Bonds, 2.70% 2030	1,525	1,688
PacifiCorp., First Mortgage Bonds, 4.125% 2049	5,500	6,865
Peco Energy Co. 2.80% 2050	975	1,012
PG&E Corp. 5.00% 2028	3,850	3,740
Public Service Company of Colorado 2.25% 2022	2,000	2,057
Public Service Company of Colorado 1.90% 2031	2,937	3,059
Public Service Company of Colorado 3.80% 2047	1,903	2,317
Public Service Company of Colorado 2.70% 2051	795	808
Public Service Electric and Gas Co. 3.65% 2028	1,700	1,992
Public Service Electric and Gas Co. 3.20% 2029	2,333	2,667
Public Service Electric and Gas Co. 2.45% 2030	2,258	2,457
Public Service Electric and Gas Co. 3.60% 2047	548	649
Public Service Electric and Gas Co. 2.05% 2050	2,645	2,403
Public Service Electric and Gas Co. 3.15% 2050	4,150	4,711
Public Service Enterprise Group Inc. 2.65% 2022	1,900	1,983
Public Service Enterprise Group Inc. 0.80% 2025	3,000	2,985
Public Service Enterprise Group Inc. 2.25% 2026	345	371
Public Service Enterprise Group Inc. 1.60% 2030	5,600	5,525
Puget Energy, Inc. 6.00% 2021	1,823	1,911
Puget Energy, Inc. 5.625% 2022	1,965	2,108
Puget Sound Energy, Inc. 3.25% 2049	3,000	3,365
San Diego Gas & Electric Co. 1.70% 2030	2,825	2,806
San Diego Gas & Electric Co. 6.125% 2037	1,450	1,962
San Diego Gas & Electric Co. 4.50% 2040	2,713	3,349
San Diego Gas & Electric Co. 3.75% 2047	331	382
San Diego Gas & Electric Co. 4.10% 2049	1,607	1,949
San Diego Gas & Electric Co. 3.32% 2050	500	547
Southern California Edison Co. 2.90% 2021	8,000	8,085
Southern California Edison Co. 3.70% 2025	611	680
Southern California Edison Co. 2.85% 2029	5,450	5,744
Southern California Edison Co. 2.25% 2030	8,310	8,346
Southern California Edison Co. 6.00% 2034	2,500	3,301
Southern California Edison Co. 5.35% 2035	3,000	3,865
Southern California Edison Co. 5.75% 2035	675	918
Southern California Edison Co. 4.00% 2047	1,606	1,723
Southern California Edison Co. 4.125% 2048	2,902	3,183
Southern California Edison Co. 4.875% 2049	3,745	4,538
Southern California Edison Co. 3.65% 2050	840	877
Southern California Edison Co., Series C, 3.60% 2045	3,840	3,955
Southern California Gas Company 2.55% 2030	4,650	5,025
American Funds Insurance Series — Asset Allocation Fund — Page 90 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Talen Energy Corp. 10.50% 2026[8]	$885	$675
Talen Energy Corp. 7.25% 2027[8]	3,635	3,629
Talen Energy Supply, LLC 7.625% 2028[8]	1,575	1,578
Virginia Electric and Power Co. 3.80% 2028	2,000	2,353
Virginia Electric and Power Co. 4.00% 2043	969	1,187
Virginia Electric and Power Co. 4.00% 2046	1,737	2,152
Virginia Electric and Power Co. 4.60% 2048	2,650	3,626
Virginia Electric and Power Co. 3.30% 2049	1,950	2,256
Xcel Energy Inc. 3.35% 2026	5,000	5,639
Xcel Energy Inc. 2.60% 2029	4,758	5,147
Xcel Energy Inc. 6.50% 2036	2,000	2,938
Xcel Energy Inc. 3.50% 2049	1,276	1,423
		481,014
Communication services 1.46%
Alphabet Inc. 1.998% 2026	3,000	3,220
Alphabet Inc. 1.10% 2030	10,770	10,688
Alphabet Inc. 1.90% 2040	2,190	2,108
Alphabet Inc. 2.05% 2050	440	411
Alphabet Inc. 2.25% 2060	4,085	3,875
AT&T Inc. 3.80% 2027	305	344
AT&T Inc. 1.65% 2028	10,775	10,812
AT&T Inc. 2.75% 2031	9,742	10,272
AT&T Inc. 2.25% 2032	8,800	8,820
AT&T Inc. 3.50% 2041	16,000	16,901
AT&T Inc. 4.30% 2042	100	113
AT&T Inc. 4.35% 2045	260	292
AT&T Inc. 3.65% 2051	2,000	2,030
AT&T Inc. 3.30% 2052	5,638	5,281
AT&T Inc. 3.50% 2053[8]	3,319	3,249
AT&T Inc. 3.55% 2055[8]	844	811
Cablevision Systems Corp. 6.75% 2021	7,400	7,769
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	500	579
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[8]	5,050	5,258
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	1,150	1,379
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[8]	3,500	3,680
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[8]	2,500	2,650
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	10,842	11,281
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[8]	2,975	3,088
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[8]	2,710	2,832
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	570	662
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	800	919
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	3,000	2,984
CenturyLink, Inc. 6.75% 2023	4,275	4,697
CenturyLink, Inc. 7.50% 2024	1,500	1,681
CenturyLink, Inc. 5.125% 2026[8]	2,050	2,109
CenturyLink, Inc. 4.00% 2027[8]	700	712
CenturyLink, Inc., Series T, 5.80% 2022	1,625	1,685
Comcast Corp. 3.00% 2024	500	540
Comcast Corp. 3.70% 2024	2,245	2,481
Comcast Corp. 3.95% 2025	1,470	1,688
Comcast Corp. 2.35% 2027	4,000	4,303
Comcast Corp. 4.15% 2028	2,608	3,151
Comcast Corp. 1.50% 2031	4,000	3,946
American Funds Insurance Series — Asset Allocation Fund — Page 91 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Comcast Corp. 1.95% 2031	$9,236	$9,509
Comcast Corp. 3.20% 2036	750	834
Comcast Corp. 3.90% 2038	1,000	1,187
Comcast Corp. 4.60% 2038	2,000	2,553
Comcast Corp. 3.75% 2040	594	696
Comcast Corp. 4.00% 2048	250	303
Comcast Corp. 2.80% 2051	1,791	1,806
Comcast Corp. 2.45% 2052	2,000	1,880
Cox Communications, Inc. 1.80% 2030[8]	3,302	3,261
Cox Communications, Inc. 2.95% 2050[8]	997	959
Deutsche Telekom AG 3.625% 2050[8]	790	878
Deutsche Telekom International Finance BV 9.25% 2032	3,570	6,043
Discovery Communications, Inc. 3.625% 2030	6,045	6,735
Discovery Communications, Inc. 4.65% 2050	990	1,135
Embarq Corp. 7.995% 2036	3,075	3,647
Fox Corp. 4.03% 2024	1,120	1,234
Fox Corp. 3.50% 2030	2,099	2,369
France Télécom 4.125% 2021	2,500	2,587
Frontier Communications Corp. 11.00% 2025[13]	11,855	5,009
Gogo Inc. 9.875% 2024[8]	18,695	20,020
iHeartCommunications, Inc. 5.25% 2027[8]	2,493	2,435
Intelsat Jackson Holding Co. 8.00% 2024[8]	7,275	7,396
Intelsat Jackson Holding Co. 8.50% 2024[8,13]	7,650	4,953
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2022[10,11]	1,036	1,057
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[10]	1,400	1,419
Liberty Global PLC 5.50% 2028[8]	2,075	2,146
MDC Partners Inc. 6.50% 2024[8]	3,225	2,948
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[8]	4,630	4,682
Nexstar Broadcasting, Inc. 4.75% 2028[8]	1,350	1,380
Orange SA 5.50% 2044	1,500	2,166
Sirius XM Radio Inc. 3.875% 2022[8]	3,450	3,491
Sirius XM Radio Inc. 4.625% 2024[8]	3,345	3,464
Sprint Corp. 7.625% 2026	4,125	4,991
Sprint Corp. 6.875% 2028	6,900	8,606
TEGNA Inc. 4.75% 2026[8]	850	870
T-Mobile US, Inc. 1.50% 2026[8]	3,000	3,012
T-Mobile US, Inc. 2.05% 2028[8]	10,100	10,335
T-Mobile US, Inc. 3.875% 2030[8]	18,459	21,012
T-Mobile US, Inc. 2.55% 2031[8]	10,149	10,528
T-Mobile US, Inc. 4.375% 2040[8]	911	1,069
T-Mobile US, Inc. 4.50% 2050[8]	10,908	13,131
T-Mobile US, Inc. 3.30% 2051[8]	3,950	3,903
Trilogy International Partners, LLC 8.875% 2022[8]	12,800	11,821
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 7.875% 2025[8]	425	451
Univision Communications Inc. 6.625% 2027[8]	4,800	4,698
Verizon Communications Inc. 3.00% 2027	2,200	2,452
Verizon Communications Inc. 4.329% 2028	5,785	7,008
Verizon Communications Inc. 3.875% 2029	250	296
Verizon Communications Inc. 4.016% 2029	1,902	2,284
Verizon Communications Inc. 3.15% 2030	3,050	3,453
Verizon Communications Inc. 4.50% 2033	2,000	2,531
Verizon Communications Inc. 4.272% 2036	582	718
Verizon Communications Inc. 4.125% 2046	333	412
Virgin Media O2 4.25% 2031[8]	2,075	2,120
American Funds Insurance Series — Asset Allocation Fund — Page 92 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Vodafone Group PLC 3.75% 2024	$3,788	$4,141
Vodafone Group PLC 4.125% 2025	2,500	2,852
Vodafone Group PLC 4.375% 2028	350	415
Vodafone Group PLC 5.25% 2048	500	646
Vodafone Group PLC 4.25% 2050	8,000	9,307
Ziggo Bond Co. BV 5.125% 2030[8]	1,775	1,801
Ziggo Bond Finance BV 5.50% 2027[8]	5,238	5,496
		399,842
Energy 1.46%
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[8,13]	2,935	59
Antero Resources Corp. 5.75% 2028[8]	566	467
Apache Corp. 4.875% 2027	2,150	2,036
Apache Corp. 4.375% 2028	2,580	2,366
Baker Hughes, a GE Co. 4.486% 2030	1,596	1,818
BP Capital Markets America Inc. 1.749% 2030	2,024	2,012
BP Capital Markets America Inc. 3.633% 2030	1,190	1,369
BP Capital Markets America Inc. 2.772% 2050	7,552	6,940
Canadian Natural Resources Ltd. 2.95% 2023	1,935	2,013
Canadian Natural Resources Ltd. 2.05% 2025	5,814	5,938
Canadian Natural Resources Ltd. 3.85% 2027	4,448	4,801
Canadian Natural Resources Ltd. 2.95% 2030	10,682	10,764
Canadian Natural Resources Ltd. 4.95% 2047	1,559	1,734
Cenovus Energy Inc. 3.80% 2023	3,970	3,842
Cenovus Energy Inc. 5.375% 2025	965	930
Cenovus Energy Inc. 4.25% 2027	5,690	5,182
Cenovus Energy Inc. 6.75% 2039	400	402
Cheniere Energy Partners, LP 5.625% 2026	2,025	2,109
Cheniere Energy, Inc. 4.625% 2028[8]	2,920	3,002
Cheniere Energy, Inc. 3.70% 2029[8]	5,977	6,220
Chesapeake Energy Corp. 4.875% 2022	7,225	325
Chesapeake Energy Corp. 11.50% 2025[8,13]	5,122	700
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 8.223% 2024[10,11,13]	6,132	4,385
Chevron Corp. 1.995% 2027	2,631	2,786
Chevron Corp. 2.236% 2030	1,862	1,979
Chevron Corp. 2.978% 2040	424	459
Chevron Corp. 3.078% 2050	446	479
Chevron USA Inc. 0.687% 2025	3,135	3,126
Chevron USA Inc. 1.018% 2027	7,311	7,306
Comstock Resources, Inc. 9.75% 2026	1,361	1,403
Concho Resources Inc. 4.30% 2028	9,615	10,636
Concho Resources Inc. 2.40% 2031	963	923
Concho Resources Inc. 4.85% 2048	750	831
CONSOL Energy Inc. 5.875% 2022	8,130	8,150
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[8,12]	1,032	310
Convey Park Energy LLC 7.50% 2025[8]	1,100	1,053
DCP Midstream Operating LP 4.95% 2022	3,440	3,469
Diamond Offshore Drilling, Inc. 4.875% 2043[13]	5,610	540
Enbridge Energy Partners, LP 5.875% 2025	3,200	3,835
Enbridge Energy Partners, LP 7.375% 2045	544	797
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,794
Enbridge Inc. 4.00% 2023	1,678	1,818
Enbridge Inc. 2.50% 2025	1,700	1,793
Enbridge Inc. 3.70% 2027	162	181
American Funds Insurance Series — Asset Allocation Fund — Page 93 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Encana Corp. 6.50% 2034	$1,825	$1,702
Energy Transfer Operating, LP 2.90% 2025	1,601	1,612
Energy Transfer Operating, LP 5.00% 2050	15,902	14,662
Energy Transfer Partners, LP 4.50% 2024	1,210	1,283
Energy Transfer Partners, LP 4.75% 2026	2,494	2,659
Energy Transfer Partners, LP 5.25% 2029	5,757	6,199
Energy Transfer Partners, LP 6.00% 2048	774	779
Energy Transfer Partners, LP 6.25% 2049	6,257	6,456
Enterprise Products Operating LLC 2.80% 2030	942	1,000
Enterprise Products Operating LLC 4.90% 2046	500	564
Enterprise Products Operating LLC 3.20% 2052	1,954	1,778
EQM Midstream Partners, LP 4.125% 2026	631	601
EQM Midstream Partners, LP 6.50% 2027[8]	2,690	2,855
EQM Midstream Partners, LP 5.50% 2028	2,264	2,285
EQT Corp. 8.75% 2030	870	1,029
Equinor ASA 1.75% 2026	4,064	4,218
Equinor ASA 3.625% 2028	3,685	4,291
Equinor ASA 3.25% 2049	6,066	6,464
Extraction Oil & Gas, Inc. 5.625% 2026[8,13]	4,125	1,046
Exxon Mobil Corp. 2.222% 2021	3,070	3,090
Exxon Mobil Corp. 2.019% 2024	643	677
Exxon Mobil Corp. 2.992% 2025	2,000	2,194
Exxon Mobil Corp. 2.44% 2029	1,963	2,110
Exxon Mobil Corp. 3.452% 2051	729	804
Genesis Energy, LP 6.50% 2025	2,725	2,342
Halliburton Company 3.80% 2025	16	17
Harvest Midstream I, LP 7.50% 2028[8]	850	848
Hess Midstream Partners LP 5.125% 2028[8]	1,305	1,303
Jonah Energy LLC 7.25% 2025[8]	1,825	212
Kinder Morgan, Inc. 4.30% 2028	4,359	4,965
Kinder Morgan, Inc. 2.00% 2031	3,000	2,891
Kinder Morgan, Inc. 3.25% 2050	1,338	1,216
Marathon Oil Corp. 4.40% 2027	1,005	1,000
MPLX LP 1.75% 2026	1,756	1,755
MPLX LP 4.125% 2027	500	553
MPLX LP 4.80% 2029	1,724	1,980
MPLX LP 2.65% 2030	8,266	8,124
MPLX LP 4.50% 2038	750	768
MPLX LP 5.50% 2049	6,393	7,164
Murphy Oil Corp. 5.875% 2027	371	317
New Fortress Energy Inc. 6.75% 2025[8]	1,205	1,262
NGL Energy Partners LP 7.50% 2023	1,610	1,077
NGL Energy Partners LP 6.125% 2025	7,750	4,640
NuStar Logistics, LP 6.75% 2021[8]	215	216
Oasis Petroleum Inc. 6.875% 2022	7,150	1,694
Occidental Petroleum Corp. 4.85% 2021	2,751	2,736
Occidental Petroleum Corp. 2.90% 2024	1,383	1,176
Occidental Petroleum Corp. 6.375% 2028	3,065	2,843
ONEOK, Inc. 2.20% 2025	527	520
ONEOK, Inc. 5.85% 2026	16,837	19,382
ONEOK, Inc. 3.10% 2030	2,141	2,065
ONEOK, Inc. 6.35% 2031	1,601	1,866
ONEOK, Inc. 5.20% 2048	298	287
ONEOK, Inc. 4.50% 2050	873	774
American Funds Insurance Series — Asset Allocation Fund — Page 94 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 7.15% 2051	$812	$966
Parsley Energy, Inc. 5.25% 2025[8]	370	367
Peabody Energy Corp. 6.00% 2022[8]	2,750	1,623
Petrobras Global Finance Co. 6.75% 2050	2,240	2,429
Petróleos Mexicanos 5.35% 2028	1,870	1,603
Phillips 66 3.90% 2028	2,107	2,381
Phillips 66 Partners LP 3.55% 2026	160	169
Phillips 66 Partners LP 4.68% 2045	400	408
Phillips 66 Partners LP 4.90% 2046	275	286
Plains All American Pipeline, LP 3.80% 2030	830	806
Rattler Midstream Partners LP 5.625% 2025[8]	355	359
Rockies Express Pipeline LLC 4.95% 2029[8]	2,475	2,410
Sabine Pass Liquefaction, LLC 5.875% 2026	923	1,092
Sabine Pass Liquefaction, LLC 4.20% 2028	1,307	1,420
Sabine Pass Liquefaction, LLC 4.50% 2030[8]	11,548	13,027
Schlumberger BV 3.75% 2024[8]	495	538
Schlumberger BV 4.00% 2025[8]	70	78
Shell International Finance B.V. 2.75% 2030	5,000	5,477
Shell International Finance BV 2.25% 2020	1,965	1,969
Shell International Finance BV 3.875% 2028	2,787	3,257
Shell International Finance BV 3.25% 2050	907	957
Southwestern Energy Co. 6.45% 2025[9]	1,395	1,357
Southwestern Energy Co. 8.375% 2028	395	389
Statoil ASA 2.75% 2021	1,925	1,970
Statoil ASA 3.25% 2024	2,850	3,138
Statoil ASA 4.25% 2041	2,000	2,404
Suncor Energy Inc. 3.10% 2025	3,687	3,964
Sunoco Logistics Operating Partners, LP 5.40% 2047	650	614
Tallgrass Energy Partners, LP 7.50% 2025[8]	550	553
Targa Resources Partners LP 5.875% 2026	1,350	1,389
Targa Resources Partners LP 5.50% 2030[8]	2,260	2,251
Targa Resources Partners LP 4.875% 2031[8]	1,065	1,033
Teekay Corp. 9.25% 2022[8]	4,825	4,562
Teekay Offshore Partners LP 8.50% 2023[8]	3,550	3,045
Total Capital International 3.127% 2050	895	929
Total SE 2.986% 2041	11,607	12,138
TransCanada PipeLines Ltd. 4.25% 2028	1,090	1,260
TransCanada PipeLines Ltd. 4.10% 2030	7,951	9,185
TransCanada PipeLines Ltd. 4.75% 2038	3,000	3,539
TransCanada PipeLines Ltd. 4.875% 2048	700	869
Valero Energy Corp. 4.00% 2029	4,000	4,396
Vine Oil & Gas LP 8.75% 2023[8]	2,500	1,700
Weatherford International PLC 8.75% 2024[8]	3,267	3,355
Weatherford International PLC 11.00% 2024[8]	9,277	5,589
Western Gas Partners LP 4.50% 2028	3,700	3,497
Williams Companies, Inc. 3.50% 2030	10,474	11,410
Williams Partners LP 4.30% 2024	85	93
Woodside Finance Ltd. 4.60% 2021[8]	1,965	1,989
		398,673
Consumer discretionary 0.99%
Adient US LLC 9.00% 2025[8]	521	575
Amazon.com, Inc. 1.50% 2030	2,000	2,047
Amazon.com, Inc. 2.50% 2050	920	940
American Funds Insurance Series — Asset Allocation Fund — Page 95 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Amazon.com, Inc. 2.70% 2060	$4,485	$4,640
American Honda Finance Corp. 0.875% 2023	13,000	13,111
American Honda Finance Corp. 1.20% 2025	2,546	2,567
American Honda Finance Corp. 3.50% 2028	750	852
Bayerische Motoren Werke AG 2.25% 2023[8]	300	313
Bayerische Motoren Werke AG 3.45% 2023[8]	1,870	1,997
Bayerische Motoren Werke AG 3.15% 2024[8]	8,510	9,130
Caesars Entertainment, Inc. 6.25% 2025[8]	3,315	3,460
Carnival Corp. 11.50% 2023[8]	2,565	2,879
Ford Motor Credit Co. 2.343% 2020	4,635	4,641
Ford Motor Credit Co. 3.20% 2021	2,250	2,251
Ford Motor Credit Co. 3.087% 2023	405	398
Ford Motor Credit Co. 3.664% 2024	455	446
Ford Motor Credit Co. 3.81% 2024	1,070	1,061
Ford Motor Credit Co. 5.584% 2024	423	441
Ford Motor Credit Co. 5.125% 2025	9,155	9,453
Ford Motor Credit Co. 4.542% 2026	1,730	1,725
General Motors Co. 4.20% 2027	5,156	5,526
General Motors Financial Co. 3.70% 2020	6,355	6,364
General Motors Financial Co. 3.45% 2022	2,000	2,052
General Motors Financial Co. 3.55% 2022	1,780	1,842
General Motors Financial Co. 5.20% 2023	7,768	8,433
General Motors Financial Co. 3.50% 2024	4,145	4,359
General Motors Financial Co. 2.75% 2025	5,000	5,127
General Motors Financial Co. 4.30% 2025	400	436
General Motors Financial Co. 4.35% 2027	500	544
Hanesbrands Inc. 4.625% 2024[8]	860	896
Hanesbrands Inc. 5.375% 2025[8]	706	749
Hanesbrands Inc. 4.875% 2026[8]	2,700	2,887
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625% 2025[8]	1,665	1,679
Hilton Worldwide Holdings Inc. 5.125% 2026	1,625	1,673
Home Depot, Inc. 3.90% 2028	825	978
Home Depot, Inc. 2.95% 2029	9,301	10,511
Home Depot, Inc. 2.70% 2030	2,180	2,431
Home Depot, Inc. 4.25% 2046	3,500	4,459
Home Depot, Inc. 4.50% 2048	428	575
Home Depot, Inc. 3.35% 2050	3,060	3,547
Hyundai Capital America 3.25% 2022[8]	480	500
Hyundai Capital America 1.80% 2025[8]	3,978	3,961
Hyundai Capital America 2.375% 2027[8]	2,579	2,582
International Game Technology PLC 6.25% 2022[8]	687	703
International Game Technology PLC 6.50% 2025[8]	3,180	3,400
International Game Technology PLC 5.25% 2029[8]	740	750
Lithia Motors, Inc. 4.375% 2031[8]	1,025	1,025
Lowe’s Companies, Inc. 3.65% 2029	3,574	4,131
Lowe’s Companies, Inc. 4.55% 2049	385	497
Magna International Inc. 2.45% 2030	6,875	7,249
Mattel, Inc. 6.75% 2025[8]	3,225	3,406
Melco International Development Ltd. 5.75% 2028[8]	1,485	1,514
MGM Resorts International 7.75% 2022	1,700	1,795
NCL Corp. Ltd. 3.625% 2024[8]	3,290	2,309
Nissan Motor Co., Ltd. 3.043% 2023[8]	1,686	1,710
Nissan Motor Co., Ltd. 3.522% 2025[8]	4,180	4,229
Nissan Motor Co., Ltd. 4.345% 2027[8]	9,815	9,868
American Funds Insurance Series — Asset Allocation Fund — Page 96 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Nissan Motor Co., Ltd. 4.81% 2030[8]	$4,000	$4,019
Panther BF Aggregator 2, LP 6.25% 2026[8]	556	584
PetSmart, Inc. 5.875% 2025[8]	830	852
PetSmart, Inc. 8.875% 2025[8]	21,015	21,828
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 2022[10,11]	5,885	5,878
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	340	343
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,255	5,335
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[8]	2,347	2,579
Scientific Games Corp. 5.00% 2025[8]	2,571	2,592
Scientific Games Corp. 8.625% 2025[8]	1,260	1,317
Scientific Games Corp. 8.25% 2026[8]	6,905	7,238
Scientific Games Corp. 7.00% 2028[8]	950	954
Scientific Games Corp. 7.25% 2029[8]	1,615	1,642
Staples, Inc. 7.50% 2026[8]	3,630	3,351
Toyota Motor Credit Corp. 2.15% 2022	545	564
Toyota Motor Credit Corp. 2.60% 2022	924	951
Toyota Motor Credit Corp. 3.05% 2028	2,430	2,727
Toyota Motor Credit Corp. 3.375% 2030	2,225	2,567
VICI Properties LP 4.625% 2029[8]	995	1,018
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[8]	1,025	1,017
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[8]	2,225	2,194
Volkswagen Group of America Finance, LLC 4.00% 2021[8]	2,500	2,594
Volkswagen Group of America Finance, LLC 4.25% 2023[8]	5,320	5,851
Volkswagen Group of America Finance, LLC 3.35% 2025[8]	2,578	2,819
Volkswagen Group of America Finance, LLC 4.625% 2025[8]	3,845	4,472
Volkswagen Group of America Finance, LLC 3.20% 2026[8]	3,201	3,501
Wyndham Worldwide Corp. 4.375% 2028[8]	630	612
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[8]	3,468	3,295
Wynn Resorts Ltd. 7.75% 2025[8]	1,080	1,145
		271,463
Industrials 0.96%
Allison Transmission Holdings, Inc. 5.00% 2024[8]	3,205	3,243
Associated Materials, LLC 9.00% 2025[8]	3,749	3,927
Avis Budget Car Rental, LLC 5.75% 2027[8]	2,025	1,827
Avis Budget Group, Inc. 5.25% 2025[8]	2,275	2,079
Avis Budget Group, Inc. 10.50% 2025[8]	2,719	3,112
Avolon Holdings Funding Ltd. 3.625% 2022[8]	1,254	1,233
Avolon Holdings Funding Ltd. 3.95% 2024[8]	1,587	1,509
Avolon Holdings Funding Ltd. 4.375% 2026[8]	1,975	1,876
Boeing Company 2.70% 2022	4,400	4,488
Boeing Company 4.875% 2025	9,621	10,510
Boeing Company 3.10% 2026	1,508	1,505
Boeing Company 5.04% 2027	3,000	3,300
Boeing Company 5.15% 2030	1,711	1,922
Boeing Company 3.60% 2034	7,500	7,233
Bombardier Inc. 8.75% 2021[8]	350	355
Bombardier Inc. 7.875% 2027[8]	320	243
Burlington Northern Santa Fe LLC 3.05% 2051	4,860	5,317
Burlington Northern Santa Fe, LLC 4.40% 2042	5,000	6,263
Canadian National Railway Company 3.20% 2046	1,320	1,489
Carrier Global Corp. 2.242% 2025[8]	1,560	1,628
Carrier Global Corp. 2.493% 2027[8]	762	798
Carrier Global Corp. 2.722% 2030[8]	687	719
American Funds Insurance Series — Asset Allocation Fund — Page 97 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
CSX Corp. 3.80% 2028	$4,060	$4,742
CSX Corp. 4.25% 2029	3,062	3,692
CSX Corp. 4.30% 2048	1,125	1,403
CSX Corp. 3.35% 2049	563	624
Dun & Bradstreet Corp. 6.875% 2026[8]	1,067	1,148
Euramax International, Inc. 12.00% 2020[1,5,8,13]	4,494	4,044
GE Capital International Funding Co. 4.418% 2035	1,200	1,271
General Dynamics Corp. 3.375% 2023	2,550	2,742
General Dynamics Corp. 3.50% 2025	4,804	5,389
General Dynamics Corp. 4.25% 2050	397	521
General Electric Co. 3.45% 2027	2,150	2,276
General Electric Co. 3.625% 2030	800	832
General Electric Co. 4.25% 2040	550	561
General Electric Co. 4.35% 2050	1,075	1,097
Hardwoods Acquisition Inc. 7.50% 2021[8,13]	2,328	861
Honeywell International Inc. 2.15% 2022	4,400	4,548
Honeywell International Inc. 2.30% 2024	6,925	7,392
Honeywell International Inc. 1.35% 2025	5,947	6,135
Honeywell International Inc. 2.70% 2029	4,330	4,799
Honeywell International Inc. 1.95% 2030	2,000	2,108
Howmet Aerospace Inc. 6.875% 2025	1,885	2,085
Icahn Enterprises Finance Corp. 4.75% 2024	3,590	3,641
Lockheed Martin Corp. 1.85% 2030	425	443
Lockheed Martin Corp. 2.80% 2050	225	235
LSC Communications, Inc. 8.75% 2023[8,13]	4,530	713
MasTec, Inc. 4.50% 2028[8]	1,425	1,441
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[8]	2,175	2,214
Norfolk Southern Corp. 3.00% 2022	2,056	2,127
Norfolk Southern Corp. 3.05% 2050	4,151	4,446
Northrop Grumman Corp. 2.55% 2022	5,400	5,626
Northrop Grumman Corp. 2.93% 2025	1,820	1,981
Northrop Grumman Corp. 3.25% 2028	3,495	3,930
Northrop Grumman Corp. 5.15% 2040	1,410	1,898
Northrop Grumman Corp. 5.25% 2050	1,329	1,912
Otis Worldwide Corp. 2.293% 2027	2,135	2,273
Otis Worldwide Corp. 2.565% 2030	3,000	3,227
R.R. Donnelley & Sons Co. 6.50% 2023	2,635	2,473
Raytheon Technologies Corp. 2.80% 2022[8]	3,745	3,863
Siemens AG 2.70% 2022[8]	2,685	2,775
SkyMiles IP Ltd. 4.75% 2028[8]	3,975	4,130
Spirit AeroSystems, Inc. 7.50% 2025[8]	1,350	1,369
The Brink’s Co. 4.625% 2027[8]	2,385	2,387
TransDigm Inc. 6.50% 2024	32,342	32,340
TransDigm Inc. 6.25% 2026[8]	451	473
TransDigm Inc. 5.50% 2027	1,100	1,059
Triumph Group, Inc. 5.25% 2022	215	177
Triumph Group, Inc. 6.25% 2024[8]	270	230
Triumph Group, Inc. 8.875% 2024[8]	970	1,036
Triumph Group, Inc. 7.75% 2025[8]	875	564
Uber Technologies, Inc. 8.00% 2026[8]	2,725	2,905
Union Pacific Corp. 3.15% 2024	1,287	1,390
Union Pacific Corp. 3.75% 2025	4,643	5,292
Union Pacific Corp. 2.15% 2027	2,318	2,470
Union Pacific Corp. 3.95% 2028	1,875	2,215
American Funds Insurance Series — Asset Allocation Fund — Page 98 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 3.70% 2029	$6,500	$7,552
Union Pacific Corp. 2.40% 2030	2,414	2,604
Union Pacific Corp. 4.30% 2049	2,690	3,466
Union Pacific Corp. 3.25% 2050	371	414
Union Pacific Corp. 3.95% 2059	1,365	1,631
Union Pacific Corp. 3.75% 2070	1,091	1,234
United Rentals, Inc. 3.875% 2031	675	686
United Technologies Corp. 3.65% 2023	52	56
United Technologies Corp. 3.95% 2025	5,155	5,867
United Technologies Corp. 4.125% 2028	1,960	2,323
Vertical U.S. Newco Inc. 5.25% 2027[8]	4,000	4,165
Vinci SA 3.75% 2029[8]	2,237	2,677
Wesco Aircraft Holdings, Inc. 9.00% 2026[8]	1,045	864
WESCO Distribution, Inc. 7.125% 2025[8]	1,210	1,320
WESCO Distribution, Inc. 7.25% 2028[8]	1,320	1,448
XPO Logistics, Inc. 6.25% 2025[8]	660	704
		263,112
Information technology 0.87%
Adobe Inc. 1.90% 2025	2,216	2,345
Adobe Inc. 2.30% 2030	11,627	12,564
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[10,11]	5,150	4,874
Apple Inc. 3.00% 2024	625	673
Apple Inc. 0.55% 2025	14,140	14,176
Apple Inc. 1.125% 2025	1,866	1,912
Apple Inc. 3.35% 2027	40	46
Apple Inc. 1.25% 2030	8,760	8,723
Apple Inc. 2.40% 2050	3,000	3,022
Apple Inc. 2.65% 2050	1,362	1,422
Avaya Inc. 6.125% 2028[8]	2,375	2,434
BMC Software, Inc. 7.125% 2025[8]	545	583
BMC Software, Inc. 9.125% 2026[8]	1,585	1,686
Broadcom Inc. 3.125% 2022	1,575	1,649
Broadcom Inc. 3.625% 2024	1,575	1,720
Broadcom Inc. 4.25% 2026	7,508	8,466
Broadcom Inc. 4.75% 2029	5,185	6,026
Broadcom Inc. 4.15% 2030	5,000	5,625
Broadcom Inc. 5.00% 2030	1,807	2,136
Broadcom Ltd. 3.625% 2024	937	1,009
Broadcom Ltd. 3.875% 2027	3,060	3,398
CommScope Finance LLC 6.00% 2026[8]	2,425	2,531
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.938% 2023[10,11]	1,346	1,297
Diebold Nixdorf, Inc. 8.50% 2024	1,400	1,278
Diebold Nixdorf, Inc. 9.375% 2025[8]	3,775	3,992
Fiserv, Inc. 2.75% 2024	1,600	1,712
Fiserv, Inc. 3.20% 2026	7,455	8,292
Fiserv, Inc. 2.25% 2027	1,030	1,090
Fiserv, Inc. 3.50% 2029	10,430	11,902
Fiserv, Inc. 2.65% 2030	12,611	13,595
Fiserv, Inc. 4.40% 2049	1,800	2,257
Gartner, Inc. 4.50% 2028[8]	650	682
Global Payments Inc. 2.90% 2030	3,528	3,779
International Business Machines Corp. 1.70% 2027	1,599	1,655
International Business Machines Corp. 1.95% 2030	5,000	5,160
American Funds Insurance Series — Asset Allocation Fund — Page 99 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Intuit Inc. 0.95% 2025	$1,530	$1,547
Intuit Inc. 1.35% 2027	3,565	3,622
Intuit Inc. 1.65% 2030	4,870	4,962
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.896% 2024[10,11]	2,895	2,878
Microsoft Corp. 3.30% 2027	4,000	4,578
Microsoft Corp. 4.20% 2035	6,000	7,897
Microsoft Corp. 4.10% 2037	628	818
Microsoft Corp. 2.525% 2050	436	458
Oracle Corp. 3.60% 2050	6,730	7,546
PayPal Holdings, Inc. 2.65% 2026	2,364	2,581
PayPal Holdings, Inc. 2.85% 2029	2,770	3,051
PayPal Holdings, Inc. 2.30% 2030	3,303	3,494
PayPal Holdings, Inc. 3.25% 2050	932	1,034
Sabre Holdings Corp. 5.25% 2023[8]	325	318
Sabre Holdings Corp. 9.25% 2025[8]	1,025	1,130
ServiceNow, Inc. 1.40% 2030	8,965	8,737
Veritas Holdings Ltd. 7.50% 2023[8]	3,350	3,355
Veritas Holdings Ltd. 10.50% 2024[8]	1,033	975
Veritas Holdings Ltd. 7.50% 2025[8]	2,110	2,179
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.50% 2025[10,11]	1,437	1,407
ViaSat, Inc. 5.625% 2027[8]	555	572
Visa Inc. 2.80% 2022	2,000	2,102
Visa Inc. 3.15% 2025	5,500	6,159
Visa Inc. 0.75% 2027	4,450	4,422
Visa Inc. 1.10% 2031	10,000	9,813
Visa Inc. 2.00% 2050	5,000	4,641
Xerox Corp. 4.125% 2023	906	935
Xerox Corp. 5.50% 2028[8]	2,450	2,418
		237,340
Consumer staples 0.86%
Altria Group, Inc. 3.80% 2024	2,630	2,877
Altria Group, Inc. 4.40% 2026	445	513
Altria Group, Inc. 4.80% 2029	1,681	1,996
Altria Group, Inc. 3.40% 2030	437	477
Altria Group, Inc. 5.80% 2039	4,820	6,164
Altria Group, Inc. 4.50% 2043	3,000	3,269
Altria Group, Inc. 5.95% 2049	490	659
Altria Group, Inc. 4.45% 2050	3,500	3,906
Anheuser-Busch InBev NV 4.15% 2025	8,000	9,041
Anheuser-Busch InBev NV 4.00% 2028	4,345	5,025
Anheuser-Busch InBev NV 4.75% 2029	886	1,078
Anheuser-Busch InBev NV 5.45% 2039	7,070	9,150
Anheuser-Busch InBev NV 5.55% 2049	2,500	3,404
Anheuser-Busch InBev NV 4.50% 2050	2,150	2,591
B&G Foods, Inc. 5.25% 2025	2,175	2,237
British American Tobacco International Finance PLC 3.95% 2025[8]	4,250	4,729
British American Tobacco PLC 2.789% 2024	4,000	4,228
British American Tobacco PLC 3.222% 2024	2,826	3,027
British American Tobacco PLC 3.215% 2026	3,323	3,583
British American Tobacco PLC 3.557% 2027	1,384	1,497
British American Tobacco PLC 2.259% 2028	2,509	2,519
British American Tobacco PLC 3.462% 2029	2,000	2,132
British American Tobacco PLC 4.906% 2030	4,770	5,635
American Funds Insurance Series — Asset Allocation Fund — Page 100 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
British American Tobacco PLC 2.726% 2031	$4,000	$3,971
British American Tobacco PLC 4.39% 2037	5,500	5,952
British American Tobacco PLC 4.54% 2047	2,953	3,166
Coca-Cola Company 1.00% 2028	3,015	3,008
Coca-Cola Company 1.375% 2031	1,460	1,448
Coca-Cola Company 2.50% 2051	1,040	1,036
Conagra Brands, Inc. 4.30% 2024	4,685	5,229
Conagra Brands, Inc. 4.60% 2025	4,700	5,461
Conagra Brands, Inc. 5.30% 2038	55	71
Conagra Brands, Inc. 5.40% 2048	412	558
Constellation Brands, Inc. 2.65% 2022	7,846	8,129
Constellation Brands, Inc. 2.70% 2022	195	201
Constellation Brands, Inc. 3.20% 2023	1,340	1,418
Constellation Brands, Inc. 3.60% 2028	938	1,061
Constellation Brands, Inc. 2.875% 2030	2,259	2,444
Constellation Brands, Inc. 4.50% 2047	220	267
Constellation Brands, Inc. 3.75% 2050	351	394
Costco Wholesale Corp. 2.75% 2024	10,000	10,819
Costco Wholesale Corp. 1.60% 2030	5,000	5,107
H.J. Heinz Co. 3.875% 2027[8]	2,475	2,642
Imperial Tobacco Finance PLC 3.50% 2023[8]	4,000	4,187
Keurig Dr Pepper Inc. 4.057% 2023	2,000	2,176
Keurig Dr Pepper Inc. 4.597% 2028	2,000	2,406
Keurig Dr Pepper Inc. 3.20% 2030	3,771	4,220
Keurig Dr Pepper Inc. 4.985% 2038	4,001	5,207
Keurig Dr Pepper Inc. 5.085% 2048	75	101
Keurig Dr Pepper Inc. 3.80% 2050	2,552	2,940
Kimberly-Clark Corp. 1.05% 2027	1,395	1,406
Kimberly-Clark Corp. 3.10% 2030	844	967
Kraft Heinz Company 3.95% 2025	2,195	2,386
Molson Coors Brewing Co. 4.20% 2046	2,695	2,850
Nestlé Holdings, Inc. 3.35% 2023[8]	750	812
Nestlé Holdings, Inc. 0.625% 2026[8]	5,240	5,201
Nestlé Holdings, Inc. 1.00% 2027[8]	19,720	19,689
Nestlé Holdings, Inc. 1.25% 2030[8]	5,000	4,963
PepsiCo, Inc. 3.625% 2050	2,180	2,656
Philip Morris International Inc. 1.875% 2021	1,500	1,506
Philip Morris International Inc. 2.375% 2022	1,960	2,020
Philip Morris International Inc. 2.625% 2022	1,670	1,718
Philip Morris International Inc. 2.875% 2024	788	846
Philip Morris International Inc. 3.25% 2024	2,000	2,202
Philip Morris International Inc. 3.375% 2029	3,268	3,723
Philip Morris International Inc. 2.10% 2030	2,477	2,551
Post Holdings, Inc. 4.625% 2030[8]	2,886	2,973
Procter & Gamble Company 1.70% 2021	400	406
Procter & Gamble Company 3.60% 2050	1,099	1,399
Reckitt Benckiser Group PLC 2.375% 2022[8]	1,125	1,159
Reynolds American Inc. 4.45% 2025	1,425	1,605
Reynolds American Inc. 5.85% 2045	2,030	2,471
TreeHouse Foods, Inc. 4.00% 2028	320	324
Wal-Mart Stores, Inc. 2.35% 2022	1,000	1,044
Wal-Mart Stores, Inc. 2.85% 2024	1,805	1,960
American Funds Insurance Series — Asset Allocation Fund — Page 101 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Wal-Mart Stores, Inc. 3.05% 2026	$2,060	$2,322
WM. Wrigley Jr. Co. 3.375% 2020[8]	250	250
		234,765
Materials 0.74%
Air Products and Chemicals, Inc. 1.85% 2027	1,300	1,366
Air Products and Chemicals, Inc. 2.05% 2030	2,904	3,064
Anglo American Capital PLC 2.625% 2030[8]	11,275	11,208
Anglo American Capital PLC 5.625% 2030[8]	720	886
Anglo American Capital PLC 3.95% 2050[8]	2,945	3,016
Ardagh Packaging Finance 5.25% 2025[8]	833	872
Chemours Co. 6.625% 2023	4,085	4,144
Chevron Phillips Chemical Co. LLC 3.30% 2023[8]	595	632
Cleveland-Cliffs Inc. 4.875% 2024[8]	3,975	3,930
Cleveland-Cliffs Inc. 5.75% 2025	9,456	8,818
Cleveland-Cliffs Inc. 9.875% 2025[8]	925	1,034
Cleveland-Cliffs Inc. 6.75% 2026[8]	2,035	2,073
Cleveland-Cliffs Inc. 5.875% 2027	10,500	9,778
CVR Partners, LP 9.25% 2023[8]	1,750	1,619
Dow Chemical Co. 4.55% 2025	1,405	1,637
Dow Chemical Co. 3.625% 2026	1,884	2,094
Dow Chemical Co. 2.10% 2030	4,000	3,944
Dow Chemical Co. 4.80% 2049	627	747
Dow Chemical Co. 3.60% 2050	13,000	13,202
First Quantum Minerals Ltd. 7.25% 2023[8]	1,200	1,200
First Quantum Minerals Ltd. 6.50% 2024[8]	4,704	4,522
First Quantum Minerals Ltd. 7.50% 2025[8]	15,400	15,252
First Quantum Minerals Ltd. 6.875% 2026[8]	11,375	10,984
First Quantum Minerals Ltd. 6.875% 2027[8]	3,240	3,125
Freeport-McMoRan Inc. 3.875% 2023	825	852
Freeport-McMoRan Inc. 4.25% 2030	2,550	2,616
FXI Holdings, Inc. 7.875% 2024[8]	2,226	2,120
FXI Holdings, Inc. 12.25% 2026[8]	4,392	4,696
Glencore Funding LLC 4.125% 2024[8]	945	1,025
Hexion Inc. 7.875% 2027[8]	2,045	2,055
Holcim Ltd. 5.15% 2023[8]	2,395	2,658
International Paper Co. 7.30% 2039	2,005	2,943
Joseph T. Ryerson & Son, Inc. 8.50% 2028[8]	1,275	1,345
LSB Industries, Inc. 9.625% 2023[8]	5,170	5,085
Methanex Corp. 5.125% 2027	1,775	1,768
Mosaic Co. 3.25% 2022	1,788	1,869
Mosaic Co. 4.05% 2027	1,587	1,767
Newcrest Finance Pty Ltd. 3.25% 2030[8]	1,329	1,452
Newcrest Finance Pty Ltd. 4.20% 2050[8]	371	435
Nova Chemicals Corp. 5.25% 2027[8]	1,585	1,494
Nutrien Ltd. 1.90% 2023	5,316	5,491
Nutrien Ltd. 2.95% 2030	670	735
Nutrition & Biosciences, Inc. 1.832% 2027[8]	7,468	7,507
Nutrition & Biosciences, Inc. 2.30% 2030[8]	5,310	5,351
Nutrition & Biosciences, Inc. 3.468% 2050[8]	2,000	2,009
Praxair, Inc. 1.10% 2030	6,604	6,409
Praxair, Inc. 2.00% 2050	1,605	1,448
Sherwin-Williams Company 2.75% 2022	29	30
Sherwin-Williams Company 3.125% 2024	275	297
American Funds Insurance Series — Asset Allocation Fund — Page 102 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Sherwin-Williams Company 2.95% 2029	$4,000	$4,408
Sherwin-Williams Company 3.80% 2049	5,208	5,955
Tronox Ltd. 6.50% 2026[8]	1,980	1,984
Vale Overseas Ltd. 3.75% 2030	3,949	4,067
Valvoline Inc. 4.375% 2025	670	691
Venator Materials Corp. 5.75% 2025[8]	5,845	5,074
Venator Materials Corp. 9.50% 2025[8]	1,495	1,592
Warrior Met Coal, Inc. 8.00% 2024[8]	4,519	4,606
Westlake Chemical Corp. 4.375% 2047	500	535
Yara International ASA 3.148% 2030[8]	555	594
		202,110
Real estate 0.41%
Alexandria Real Estate Equities, Inc. 3.80% 2026	315	362
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,405
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,940	2,112
Alexandria Real Estate Equities, Inc. 3.375% 2031	1,320	1,490
Alexandria Real Estate Equities, Inc. 1.875% 2033	4,095	4,011
Alexandria Real Estate Equities, Inc. 4.85% 2049	410	550
American Campus Communities, Inc. 3.75% 2023	3,055	3,215
American Campus Communities, Inc. 4.125% 2024	2,075	2,238
American Campus Communities, Inc. 3.30% 2026	1,698	1,820
American Campus Communities, Inc. 3.625% 2027	9,545	10,170
American Campus Communities, Inc. 2.85% 2030	144	146
American Campus Communities, Inc. 3.875% 2031	744	814
American Tower Corp. 3.55% 2027	1,425	1,597
American Tower Corp. 3.60% 2028	1,000	1,123
Brandywine Operating Partnership, LP 3.95% 2023	1,070	1,107
Brookfield Property REIT Inc. 5.75% 2026[8]	6,050	4,779
Communications Sales & Leasing, Inc. 6.00% 2023[8]	2,475	2,494
Corporate Office Properties LP 3.60% 2023	390	409
Corporate Office Properties LP 5.25% 2024	3,595	3,929
Corporate Office Properties LP 2.25% 2026	1,431	1,449
Equinix, Inc. 2.625% 2024	501	533
Equinix, Inc. 2.90% 2026	6,087	6,572
Equinix, Inc. 1.80% 2027	1,295	1,308
Equinix, Inc. 1.55% 2028	5,920	5,924
Equinix, Inc. 3.20% 2029	6,170	6,811
Equinix, Inc. 2.15% 2030	2,969	3,012
Equinix, Inc. 3.00% 2050	2,095	2,088
Essex Portfolio LP 3.875% 2024	1,000	1,095
Essex Portfolio LP 3.50% 2025	6,825	7,505
Gaming and Leisure Properties, Inc. 3.35% 2024	1,263	1,286
Hospitality Properties Trust 4.50% 2023	1,945	1,912
Hospitality Properties Trust 4.50% 2025	150	136
Hospitality Properties Trust 4.95% 2027	500	446
Hospitality Properties Trust 3.95% 2028	1,950	1,634
Host Hotels & Resorts LP 4.50% 2026	355	376
Howard Hughes Corp. 5.375% 2028[8]	800	799
Iron Mountain Inc. 5.25% 2030[8]	2,975	3,107
Iron Mountain Inc. 4.50% 2031[8]	2,015	2,030
Public Storage 2.37% 2022	565	585
QTS Realty Trust, Inc. 3.875% 2028[8]	2,025	2,036
Realogy Corp. 4.875% 2023[8]	2,975	2,951
American Funds Insurance Series — Asset Allocation Fund — Page 103 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Realogy Group LLC 7.625% 2025[8]	$425	$446
Scentre Group 3.25% 2025[8]	1,000	1,056
Scentre Group 3.50% 2025[8]	3,075	3,263
Scentre Group 3.75% 2027[8]	2,430	2,602
UDR, Inc. 2.95% 2026	760	828
WEA Finance LLC 3.25% 2020[8]	3,529	3,530
Westfield Corp. Ltd. 3.15% 2022[8]	4,290	4,361
Westfield Corp. Ltd. 3.50% 2029[8]	443	441
		113,893
Total corporate bonds, notes & loans		3,764,117
U.S. Treasury bonds & notes 9.23% U.S. Treasury 7.58%
U.S. Treasury 1.50% 2021	3,777	3,825
U.S. Treasury 1.625% 2021	3,704	3,746
U.S. Treasury 1.625% 2021	98	100
U.S. Treasury 1.75% 2021	425	433
U.S. Treasury 2.25% 2021[14]	95,000	96,188
U.S. Treasury 2.50% 2021	200,000	201,594
U.S. Treasury 2.75% 2021	19,232	19,713
U.S. Treasury 0.125% 2022	114,525	114,515
U.S. Treasury 0.125% 2022	33,226	33,222
U.S. Treasury 0.125% 2022	953	953
U.S. Treasury 1.125% 2022	5,303	5,378
U.S. Treasury 1.375% 2022	5,000	5,083
U.S. Treasury 1.375% 2022	280	287
U.S. Treasury 1.50% 2022	9,407	9,659
U.S. Treasury 1.625% 2022	94	97
U.S. Treasury 1.875% 2022	80,000	81,974
U.S. Treasury 1.875% 2022	4,000	4,139
U.S. Treasury 2.125% 2022	37,000	38,652
U.S. Treasury 0.125% 2023	8,892	8,885
U.S. Treasury 0.25% 2023	30,000	30,080
U.S. Treasury 1.375% 2023	5,309	5,464
U.S. Treasury 2.25% 2023	5,000	5,336
U.S. Treasury 2.375% 2023	5,000	5,260
U.S. Treasury 2.75% 2023	15,000	16,006
U.S. Treasury 1.50% 2024	22,500	23,670
U.S. Treasury 1.50% 2024	907	954
U.S. Treasury 2.125% 2024	5,000	5,338
U.S. Treasury 2.25% 2024	5,000	5,344
U.S. Treasury 2.375% 2024	70,000	75,858
U.S. Treasury 2.50% 2024	225,000	242,368
U.S. Treasury 2.50% 2024	700	758
U.S. Treasury 0.25% 2025	89,250	89,196
U.S. Treasury 0.25% 2025	84,812	84,797
U.S. Treasury 0.25% 2025	18,385	18,361
U.S. Treasury 0.375% 2025	2,705	2,721
U.S. Treasury 2.50% 2025	3,500	3,842
U.S. Treasury 2.75% 2025	3,229	3,608
U.S. Treasury 1.50% 2026	500	533
U.S. Treasury 1.625% 2026	60,000	64,525
U.S. Treasury 1.625% 2026	27,000	29,022
American Funds Insurance Series — Asset Allocation Fund — Page 104 of 233

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2026	$7,000	$7,488
U.S. Treasury 1.625% 2026	1,500	1,607
U.S. Treasury 0.50% 2027	46,770	46,966
U.S. Treasury 0.50% 2027	33,050	33,172
U.S. Treasury 0.50% 2027	4,418	4,430
U.S. Treasury 1.125% 2027	762	796
U.S. Treasury 2.25% 2027	78,250	87,353
U.S. Treasury 2.375% 2027	880	992
U.S. Treasury 2.875% 2028	5,217	6,140
U.S. Treasury 0.625% 2030	102,586	102,016
U.S. Treasury 0.625% 2030	18,400	18,341
U.S. Treasury 1.50% 2030	36,651	39,546
U.S. Treasury 1.125% 2040	60,975	60,099
U.S. Treasury 2.50% 2046	3,755	4,643
U.S. Treasury 3.00% 2047	9,355	12,693
U.S. Treasury 3.00% 2048	336	458
U.S. Treasury 2.25% 2049[14]	25,000	29,777
U.S. Treasury 2.375% 2049[14]	75,000	91,716
U.S. Treasury 1.25% 2050[14]	155,480	147,585
U.S. Treasury 1.375% 2050	20,000	19,578
U.S. Treasury 2.00% 2050[14]	15,075	17,076
		2,073,956
U.S. Treasury inflation-protected securities 1.65%
U.S. Treasury Inflation-Protected Security 0.125% 2024[15]	85,825	91,064
U.S. Treasury Inflation-Protected Security 0.625% 2024[15]	87,033	92,511
U.S. Treasury Inflation-Protected Security 0.125% 2025[15]	23,067	24,557
U.S. Treasury Inflation-Protected Security 0.75% 2028[15]	18,061	20,829
U.S. Treasury Inflation-Protected Security 0.875% 2029[15]	20,360	23,737
U.S. Treasury Inflation-Protected Security 0.125% 2030[15]	23,368	25,821
U.S. Treasury Inflation-Protected Security 1.00% 2046[15]	5,467	7,384
U.S. Treasury Inflation-Protected Security 0.875% 2047[15]	8,049	10,719
U.S. Treasury Inflation-Protected Security 1.00% 2049[15]	102,003	142,502
U.S. Treasury Inflation-Protected Security 0.25% 2050[14,15]	10,249	12,091
		451,215
Total U.S. Treasury bonds & notes		2,525,171
Mortgage-backed obligations 8.47% Federal agency mortgage-backed obligations 8.10%
Fannie Mae Pool #885290 6.00% 2021[16]	3	3
Fannie Mae Pool #AE0375 4.00% 2025[16]	571	606
Fannie Mae Pool #AD7072 4.00% 2025[16]	6	6
Fannie Mae Pool #AE3069 4.00% 2025[16]	3	3
Fannie Mae Pool #AE2321 4.00% 2025[16]	2	2
Fannie Mae Pool #AD8204 4.00% 2025[16]	2	2
Fannie Mae Pool #890297 4.00% 2026[16]	591	627
Fannie Mae Pool #AH9695 4.00% 2026[16]	582	619
Fannie Mae Pool #AL5448 4.00% 2026[16]	580	615
Fannie Mae Pool #AH6431 4.00% 2026[16]	520	553
Fannie Mae Pool #890329 4.00% 2026[16]	79	84
Fannie Mae Pool #AJ3010 4.00% 2026[16]	44	47
Fannie Mae Pool #AH8174 4.00% 2026[16]	6	6
Fannie Mae Pool #AH5618 4.00% 2026[16]	5	5
American Funds Insurance Series — Asset Allocation Fund — Page 105 of 233

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL3908 4.00% 2026[16]	$4	$4
Fannie Mae Pool #AH8275 4.00% 2026[16]	3	4
Fannie Mae Pool #AH0829 4.00% 2026[16]	4	4
Fannie Mae Pool #888204 6.00% 2026[16]	149	166
Fannie Mae Pool #AL7299 4.00% 2027[16]	290	307
Fannie Mae Pool #MA1109 4.00% 2027[16]	6	7
Fannie Mae Pool #MA3653 3.00% 2029[16]	55	58
Fannie Mae Pool #AL8347 4.00% 2029[16]	589	624
Fannie Mae Pool #254767 5.50% 2033[16]	341	401
Fannie Mae Pool #555956 5.50% 2033[16]	231	272
Fannie Mae Pool #BN1085 4.00% 2034[16]	952	1,010
Fannie Mae Pool #BN3172 4.00% 2034[16]	424	449
Fannie Mae Pool #AS8554 3.00% 2036[16]	14,143	14,893
Fannie Mae Pool #929185 5.50% 2036[16]	479	554
Fannie Mae Pool #893641 6.00% 2036[16]	1,059	1,252
Fannie Mae Pool #893688 6.00% 2036[16]	318	374
Fannie Mae Pool #907239 6.00% 2036[16]	60	70
Fannie Mae Pool #AD0249 5.50% 2037[16]	190	223
Fannie Mae Pool #190379 5.50% 2037[16]	100	117
Fannie Mae Pool #924952 6.00% 2037[16]	1,318	1,551
Fannie Mae Pool #888292 6.00% 2037[16]	1,015	1,200
Fannie Mae Pool #928031 6.00% 2037[16]	133	157
Fannie Mae Pool #888637 6.00% 2037[16]	17	21
Fannie Mae Pool #AD0119 6.00% 2038[16]	1,593	1,879
Fannie Mae Pool #AD0095 6.00% 2038[16]	1,218	1,433
Fannie Mae Pool #995674 6.00% 2038[16]	584	689
Fannie Mae Pool #AE0021 6.00% 2038[16]	488	571
Fannie Mae Pool #AB0538 6.00% 2038[16]	308	364
Fannie Mae Pool #AL7164 6.00% 2038[16]	293	341
Fannie Mae Pool #995391 6.00% 2038[16]	32	38
Fannie Mae Pool #889983 6.00% 2038[16]	32	37
Fannie Mae Pool #995224 6.00% 2038[16]	18	21
Fannie Mae Pool #AD0833 6.00% 2039[16]	1	1
Fannie Mae Pool #AL0013 6.00% 2040[16]	322	379
Fannie Mae Pool #AL0309 6.00% 2040[16]	101	119
Fannie Mae Pool #AB4536 6.00% 2041[16]	608	715
Fannie Mae Pool #AL7228 6.00% 2041[16]	417	490
Fannie Mae Pool #AP2131 3.50% 2042[16]	6,799	7,354
Fannie Mae Pool #AU8813 4.00% 2043[16]	3,213	3,676
Fannie Mae Pool #AU9348 4.00% 2043[16]	1,787	2,044
Fannie Mae Pool #AU9350 4.00% 2043[16]	1,505	1,690
Fannie Mae Pool #AL8773 3.50% 2045[16]	11,090	12,026
Fannie Mae Pool #AL8354 3.50% 2045[16]	2,651	2,924
Fannie Mae Pool #BC4764 3.00% 2046[16]	25,179	26,493
Fannie Mae Pool #AL8522 3.50% 2046[16]	5,327	5,877
Fannie Mae Pool #BD9699 3.50% 2046[16]	2,258	2,446
Fannie Mae Pool #BD9307 4.00% 2046[16]	1,741	1,907
Fannie Mae Pool #BC7611 4.00% 2046[16]	595	658
Fannie Mae Pool #BH4084 3.50% 2047[16]	24,064	25,487
Fannie Mae Pool #CA0770 3.50% 2047[16]	4,069	4,324
Fannie Mae Pool #BE1290 3.50% 2047[16]	3,845	4,152
Fannie Mae Pool #MA3211 4.00% 2047[16]	8,069	8,648
Fannie Mae Pool #257036 7.00% 2047[16]	11	13
Fannie Mae Pool #256975 7.00% 2047[16]	2	2
American Funds Insurance Series — Asset Allocation Fund — Page 106 of 233

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM3277 3.50% 2048[16]	$103,216	$109,014
Fannie Mae Pool #BJ3775 3.50% 2048[16]	16,570	17,532
Fannie Mae Pool #BK7655 3.901% 2048[11,16]	850	899
Fannie Mae Pool #CA2377 4.00% 2048[16]	23,105	24,657
Fannie Mae Pool #CA2190 4.00% 2048[16]	7,762	8,298
Fannie Mae Pool #BK0920 4.00% 2048[16]	3,686	3,928
Fannie Mae Pool #BJ9256 4.00% 2048[16]	3,677	3,924
Fannie Mae Pool #BK4764 4.00% 2048[16]	1,749	1,863
Fannie Mae Pool #BJ9252 4.00% 2048[16]	1,090	1,164
Fannie Mae Pool #BK0915 4.00% 2048[16]	332	354
Fannie Mae Pool #BK6971 4.00% 2048[16]	300	320
Fannie Mae Pool #MA3277 4.00% 2048[16]	33	36
Fannie Mae Pool #BK5255 4.00% 2048[16]	31	34
Fannie Mae Pool #CA2493 4.50% 2048[16]	2,200	2,382
Fannie Mae Pool #CA4756 3.00% 2049[16]	10,588	11,354
Fannie Mae Pool #BK8767 4.00% 2049[16]	204	224
Fannie Mae Pool #BN6006 4.50% 2049[16]	9,624	10,412
Fannie Mae Pool #MA4026 4.00% 2050[16]	32,398	34,575
Fannie Mae Pool #MA3938 4.00% 2050[16]	477	509
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[16]	127	151
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[16]	33	40
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[11,16]	1,199	1,228
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[16]	2,342	2,387
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[16]	2,193	2,239
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[11,16]	5,292	5,634
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.343% 2023[11,16]	6,262	6,626
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[11,16]	4,750	5,094
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[11,16]	5,950	6,475
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[11,16]	5,033	5,472
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.565% 2026[11,16]	9,665	10,581
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[11,16]	2,891	3,245
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[16]	69	65
Freddie Mac Pool #ZK7598 3.00% 2027[16]	11,646	12,243
Freddie Mac Pool #ZK7580 3.00% 2027[16]	4,963	5,277
Freddie Mac Pool #QN1174 2.50% 2034[16]	749	783
Freddie Mac Pool #C91912 3.00% 2037[16]	22,160	23,338
Freddie Mac Pool #G03978 5.00% 2038[16]	764	880
Freddie Mac Pool #G04553 6.50% 2038[16]	86	98
Freddie Mac Pool #G08347 4.50% 2039[16]	135	152
Freddie Mac Pool #C03518 5.00% 2040[16]	1,302	1,494
Freddie Mac Pool #Q05807 4.00% 2042[16]	3,205	3,542
Freddie Mac Pool #Q23185 4.00% 2043[16]	2,029	2,322
Freddie Mac Pool #Q23190 4.00% 2043[16]	1,564	1,756
Freddie Mac Pool #760014 3.221% 2045[11,16]	527	550
Freddie Mac Pool #Q37988 4.00% 2045[16]	10,924	12,173
Freddie Mac Pool #G60344 4.00% 2045[16]	9,585	10,654
Freddie Mac Pool #Z40130 3.00% 2046[16]	6,765	7,426
Freddie Mac Pool #Q41909 4.50% 2046[16]	1,039	1,140
Freddie Mac Pool #Q41090 4.50% 2046[16]	698	765
Freddie Mac Pool #760015 3.033% 2047[11,16]	1,120	1,157
Freddie Mac Pool #G08792 3.50% 2047[16]	25,449	26,955
Freddie Mac Pool #Q52216 3.50% 2047[16]	16,123	17,072
Freddie Mac Pool #Q52157 3.50% 2047[16]	3,436	3,638
Freddie Mac Pool #Q46021 3.50% 2047[16]	2,759	2,963
American Funds Insurance Series — Asset Allocation Fund — Page 107 of 233

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G08823 3.50% 2048[16]	$1,037	$1,093
Freddie Mac Pool #SI2002 4.00% 2048[16]	7,468	7,978
Freddie Mac Pool #ZM6968 4.00% 2048[16]	4,652	4,959
Freddie Mac Pool #SD7507 3.00% 2049[16]	35,265	37,798
Freddie Mac Pool #RA2020 3.00% 2050[16]	15,091	16,097
Freddie Mac Pool #SD8052 4.00% 2050[16]	11,430	12,171
Freddie Mac, Series T041, Class 3A, 5.256% 2032[11,16]	245	279
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[16]	3,025	3,175
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[16]	5,555	5,978
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[16]	4,265	4,644
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[16]	4,000	4,477
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[11,16]	9,778	11,083
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[16]	10,050	11,043
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[16]	7,370	8,242
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[16]	4,755	5,408
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[16]	5,770	6,602
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[16]	4,375	5,065
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[16]	3,237	3,894
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[11,16]	8,973	9,524
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[16]	8,829	9,399
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[11,16]	4,750	5,043
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[11,16]	1,984	2,125
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[11,16]	1,487	1,631
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[16]	3,550	3,823
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[16]	3,003	3,388
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[16]	1,204	1,356
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[16]	16,292	17,743
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[16]	9,184	9,792
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[16]	3,544	3,867
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[16]	4,556	4,810
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[16]	7,367	8,018
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[16]	2,455	2,770
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[16]	4,284	4,451
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[16]	714	750
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.448% 2027[11,16]	1,420	1,450
Government National Mortgage Assn. 4.00% 2048[16]	1,341	1,463
Government National Mortgage Assn. 2.00% 2050[16,17]	25,000	25,920
Government National Mortgage Assn. 2.50% 2050[16,17]	86,061	90,041
Government National Mortgage Assn. 2.50% 2050[16,17]	58,923	61,761
Government National Mortgage Assn. 3.00% 2050[16,17]	74,000	77,451
Government National Mortgage Assn. 3.50% 2050[16,17]	47,856	50,411
Government National Mortgage Assn. 4.00% 2050[16,17]	13,107	13,927
Government National Mortgage Assn. 4.50% 2050[16,17]	10,000	10,718
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[16]	20,257	21,519
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[16]	2,661	2,829
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[16]	33,595	36,113
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[16]	7,934	8,498
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[16]	4,905	5,273
Government National Mortgage Assn. Pool #MA6865 2.50% 2050[16]	68,373	71,880
Uniform Mortgage-Backed Security 1.50% 2035[16,17]	59,330	60,693
Uniform Mortgage-Backed Security 1.50% 2035[16,17]	34,000	34,757
Uniform Mortgage-Backed Security 2.00% 2035[16,17]	132,270	137,448
Uniform Mortgage-Backed Security 2.50% 2035[16,17]	58,086	60,627
Uniform Mortgage-Backed Security 3.00% 2035[16,17]	8,784	9,218
American Funds Insurance Series — Asset Allocation Fund — Page 108 of 233

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.00% 2050[16,17]	$35,000	$36,097
Uniform Mortgage-Backed Security 2.50% 2050[16,17]	224,067	234,160
Uniform Mortgage-Backed Security 3.00% 2050[16,17]	152,876	160,192
Uniform Mortgage-Backed Security 3.50% 2050[16,17]	119,281	125,762
Uniform Mortgage-Backed Security 3.50% 2050[16,17]	25,496	26,915
Uniform Mortgage-Backed Security 4.00% 2050[16,17]	14,410	15,368
Uniform Mortgage-Backed Security 4.50% 2050[16,17]	32,746	35,429
		2,215,184
Collateralized mortgage-backed obligations (privately originated) 0.21%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[8,11,16]	1,807	1,849
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.748% 2029[8,11,16]	3,810	3,745
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[8,11,16]	2,340	2,436
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[8,16]	4,191	4,337
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[16]	231	244
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[8,16]	11,033	11,881
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[8,16]	3,866	4,197
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[8,11,16]	1,281	1,323
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[8,11,16]	1,222	1,263
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[8,11,16]	5,585	5,646
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[8,11,16]	1,426	1,428
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[8,11,16]	814	829
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[16]	559	585
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 0.998% 2051[8,11,16]	1,127	1,129
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.898% 2052[8,11,16]	3,001	2,997
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.906% 2022[8,11,16]	3,375	3,383
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.156% 2022[8,11,16]	1,625	1,630
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[8,11,16]	2,808	2,910
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[8,11,16]	1,059	1,060
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[8,11,16]	2,154	2,213
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.298% 2051[8,11,16]	2,500	2,506
		57,591
Commercial mortgage-backed securities 0.16%
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[16]	2,909	3,140
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 1.002% 2036[8,11,16]	2,000	1,947
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[16]	1,000	1,150
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[16]	2,960	3,158
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[16]	1,080	1,125
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[16]	4,735	5,274
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[16]	1,400	1,494
GS Mortgage Securities Corp. II, Series 2020-GC47, Class A5, 2.377% 2053[16]	5,602	6,027
Manhattan West, Series 2020-OMW, Class A, 2.13% 2039[8,16]	13,772	14,343
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[16]	1,000	1,065
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[16]	1,092	1,142
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[8,16]	2,650	2,687
		42,552
Total mortgage-backed obligations		2,315,327
American Funds Insurance Series — Asset Allocation Fund — Page 109 of 233

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Bonds, notes & other debt instruments (continued) Asset-backed obligations 0.90%	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[8,16]	$1,920	$1,984
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[8,16]	1,114	1,172
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[8,16]	539	545
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[8,16]	138	140
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[16]	1,301	1,312
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[8,16]	16,020	16,244
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[8,16]	2,765	2,831
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[8,16]	990	1,010
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[8,16]	185	189
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[1,8,16]	7,655	7,643
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[8,16]	9,613	9,616
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[8,11,16]	1,223	1,243
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[8,16]	2,964	3,036
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[16]	308	309
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[16]	3,087	3,103
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[16]	595	606
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[16]	820	847
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[16]	2,262	2,319
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[8,16]	99	99
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[8,16]	143	143
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[8,16]	285	288
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[8,16]	110	112
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 2023[8,16]	1,345	1,353
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[8,16]	3,900	3,946
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[8,16]	4,330	4,464
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[8,16]	13,095	14,139
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[8,16]	9,756	10,676
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[8,16]	8,861	9,298
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[8,16]	11,965	13,199
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A, 1.76% 2027[16]	10,000	10,050
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 2028[8,16]	65	65
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[8,16]	171	174
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[8,16]	3,234	3,230
Global SC Finance V SRL, Series 2020-1A, Class B, 2.17% 2040[8,16]	13,695	13,705
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[8,16]	17,000	17,031
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[8,16]	703	704
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[8,16]	827	831
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[8,16]	1,278	1,283
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[8,16]	480	484
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[8,16]	1,265	1,270
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[16]	2,815	2,886
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.223% 2028[8,11,16]	3,400	3,402
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07% 2023[16]	619	624
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[16]	444	453
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[16]	345	361
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[16]	1,000	1,076
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.305% 2025[8,11,16]	3,716	3,706
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[16]	3,310	3,406
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[16]	5,400	5,589
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[8,16]	2,383	2,391
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[8,16]	267	267
Textainer Marine Containers Limited, Series 2020-2A, Class A, 1.86% 2045[8,16]	3,735	3,740
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[8,16]	3,250	3,472
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[8,16]	889	914
American Funds Insurance Series — Asset Allocation Fund — Page 110 of 233

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[8,16]	$19,000	$19,055
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[8,16]	1,473	1,482
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[8,16]	870	883
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[8,16]	1,390	1,422
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[16]	7,000	7,066
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[16]	7,335	7,581
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[16]	8,275	8,503
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[16]	6,000	6,171
		245,143
Bonds & notes of governments & government agencies outside the U.S. 0.16%
CPPIB Capital Inc. 2.375% 2021[8]	6,000	6,042
CPPIB Capital Inc. 2.25% 2022[8]	4,286	4,397
CPPIB Capital Inc. 2.75% 2027[8]	6,600	7,531
KfW 2.125% 2022	375	385
Manitoba (Province of) 3.05% 2024	2,600	2,839
Qatar (State of) 3.375% 2024[8]	2,315	2,498
Qatar (State of) 4.00% 2029[8]	745	873
Qatar (State of) 4.817% 2049[8]	750	1,012
Quebec (Province of) 2.375% 2022	5,057	5,200
Quebec (Province of) 2.75% 2027	9,000	10,102
Saudi Arabia (Kingdom of) 3.25% 2030[8]	1,750	1,905
Saudi Arabia (Kingdom of) 5.25% 2050[8]	1,000	1,347
		44,131
Federal agency bonds & notes 0.14%
Fannie Mae 1.875% 2026	13,000	14,070
Fannie Mae 0.875% 2030	23,958	23,598
		37,668
Municipals 0.12% South Carolina 0.05%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	25	26
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	20	22
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	1,350	1,523
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	1,390	1,573
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	2,955	3,338
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	3,020	3,488
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2035	410	491
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2036	1,685	2,016
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	650	779
		13,256
Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	5,335	5,416
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	5,365	5,439
		10,855
Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	4,125	4,693
American Funds Insurance Series — Asset Allocation Fund — Page 111 of 233

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Bonds, notes & other debt instruments (continued) Municipals (continued) California 0.01%	Principal amount (000)	Value (000)
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	$2,285	$2,311
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	1,340	1,344
		3,655
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	85	90
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	25	26
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	40	42
		68
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	40	41
Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	20	21
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	10	10
Total municipals		32,704
Total bonds, notes & other debt instruments (cost: $8,618,791,000)		8,964,261
Short-term securities 9.83% Money market investments 9.83%	Shares
Capital Group Central Cash Fund 0.12%[3,18]	26,867,175	2,686,986
Goldman Sachs Financial Square Government Fund, Institutional Shares 0%[18,19]	79,695	80
Total short-term securities (cost: $2,686,713,000)		2,687,066
Total investment securities 105.19% (cost: $22,744,399,000)		28,763,035
Other assets less liabilities (5.19)%		(1,419,834)
Net assets 100.00%		$27,343,201
American Funds Insurance Series — Asset Allocation Fund — Page 112 of 233

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[20] (000)	Value at 9/30/2020[21] (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
2 Year U.S. Treasury Note Futures	Long	3,065	January 2021	$613,000	$677,245	$320
5 Year U.S. Treasury Note Futures	Long	837	January 2021	83,700	105,488	127
10 Year U.S. Treasury Note Futures	Long	33	December 2020	3,300	4,605	15
10 Year Ultra U.S. Treasury Note Futures	Short	1,620	December 2020	(162,000)	(259,073)	(768)
20 Year U.S. Treasury Bond Futures	Long	735	December 2020	73,500	129,567	178
30 Year Ultra U.S. Treasury Bond Futures	Long	329	December 2020	32,900	72,976	177
						$49
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation at 9/30/2020 (000)
U.S. EFFR	0.0795%	7/13/2025	$125,400	$282	$—	$282
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation at 9/30/2020 (000)
1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$100	$1	$1	$—[7]
Investments in affiliates3

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)
Common stocks 0.38%
Information technology 0.00%
MKS Instruments, Inc.[22]	$308,028	$14,580	$87,945	$13,498	$(7,855)	$—	$1,600
Health care 0.05%
NuCana PLC (ADR)[2,4]	7,257	8,574	—	—	(439)	15,392	—
Consumer discretionary 0.33%
Kontoor Brands, Inc.	136,467	9,313	—	—	(56,240)	89,540	1,820
Total common stocks						104,932
Short-term securities 9.83%
Money market investments 9.83%
Capital Group Central Cash Fund 0.12%[18]	1,584,844	5,105,392	4,004,380	1,346	(216)	2,686,986	10,230
Total 10.21%				$14,844	$(64,750)	$2,791,918	$13,650
American Funds Insurance Series — Asset Allocation Fund — Page 113 of 233

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,407,121,000, which represented 5.15% of the net assets of the fund. This amount includes $1,367,594,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[4]	All or a portion of this security was on loan. The total value of all such securities was $85,000, which represented less than 0.01% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Amount less than one thousand.
[8]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,242,525,000, which represented 4.54% of the net assets of the fund.
[9]	Step bond; coupon rate may change at a later date.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $36,266,000, which represented .13% of the net assets of the fund.
[11]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[13]	Scheduled interest and/or principal payment was not received.
[14]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,513,000, which represented .03% of the net assets of the fund.
[15]	Index-linked bond whose principal amount moves with a government price index.
[16]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[17]	Purchased on a TBA basis.
[18]	Rate represents the seven-day yield at 9/30/2020.
[19]	Security purchased with cash collateral from securities on loan.
[20]	Notional amount is calculated based on the number of contracts and notional contract size.
[21]	Value is calculated based on the notional amount and current market price.
[22]	Unaffiliated issuer at 9/30/2020.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$6,949	$10,680.04%
Advanz Pharma Corp. Ltd.	8/31/2018-9/4/2018	2,219	882.00
Total private placement securities		$9,168	$11,562.04%
Key to abbreviations and symbol
ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
Dept. = Department
Dev. = Development
EFFR = Effective Federal Funds Rate
Fin. = Finance
G.O. = General Obligation
GDR = Global Depositary Receipts
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Asset Allocation Fund — Page 114 of 233

Global Balanced Fund
Investment portfolio
September 30, 2020
unaudited
Common stocks 56.64% Information technology 13.67%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	833,000	$12,510
Microsoft Corp.	46,204	9,718
ASML Holding NV1	22,736	8,384
Broadcom Inc.	20,883	7,608
PagSeguro Digital Ltd., Class A2	104,257	3,931
Tokyo Electron Ltd.[1]	13,100	3,429
Keyence Corp.[1]	4,200	1,957
Visa Inc., Class A	9,565	1,913
Mastercard Inc., Class A	5,555	1,879
Edenred SA1	40,391	1,812
Amphenol Corp., Class A	14,716	1,593
Temenos AG1	11,772	1,585
Murata Manufacturing Co., Ltd.[1]	19,800	1,278
		57,597
Health care 9.99%
AstraZeneca PLC[1]	74,370	8,094
UnitedHealth Group Inc.	15,562	4,852
Humana Inc.	9,455	3,913
Pfizer Inc.	93,973	3,449
Merck & Co., Inc.	35,686	2,960
Coloplast A/S, Class B1	18,420	2,913
Thermo Fisher Scientific Inc.	6,438	2,842
Mettler-Toledo International Inc.[2]	2,207	2,131
Fisher & Paykel Healthcare Corp. Ltd.[1]	92,341	2,033
GlaxoSmithKline PLC[1]	106,211	1,990
Novartis AG1	22,037	1,915
Carl Zeiss Meditec AG, non-registered shares[1]	10,569	1,338
Bayer AG1	15,405	963
Cigna Corp.	5,641	956
Gilead Sciences, Inc.	14,633	925
Koninklijke Philips NV (EUR denominated)[1,2]	17,882	842
		42,116
Financials 7.68%
JPMorgan Chase & Co.	52,057	5,012
Zurich Insurance Group AG1	13,916	4,838
Berkshire Hathaway Inc., Class A2	12	3,840
Hong Kong Exchanges and Clearing Ltd.[1]	52,800	2,482
BlackRock, Inc.	4,278	2,411
S&P Global Inc.	6,212	2,240
AIA Group Ltd.[1]	212,600	2,094
Deutsche Boerse AG1	11,404	2,003
Tokio Marine Holdings, Inc.[1]	42,200	1,848
Sberbank of Russia PJSC (ADR)[1,2]	156,098	1,821
B3 SA - Brasil, Bolsa, Balcao	163,124	1,598
American Funds Insurance Series — Global Balanced Fund — Page 115 of 233

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
FinecoBank SpA[1,2]	94,806	$1,304
Bank Central Asia Tbk PT1	481,100	878
		32,369
Consumer staples 5.81%
Nestlé SA1	54,240	6,435
Philip Morris International Inc.	66,898	5,017
British American Tobacco PLC[1]	94,549	3,398
British American Tobacco PLC (ADR)	4,442	161
Altria Group, Inc.	80,937	3,127
Keurig Dr Pepper Inc.	71,322	1,968
Budweiser Brewing Co. APAC Ltd.[1]	467,600	1,366
Coca-Cola Company	22,316	1,102
Procter & Gamble Company	7,609	1,057
Coca-Cola European Partners PLC	22,073	857
		24,488
Consumer discretionary 4.99%
Home Depot, Inc.	15,359	4,265
LVMH Moët Hennessy-Louis Vuitton SE1	7,773	3,634
Ocado Group PLC[1,2]	96,777	3,420
Amazon.com, Inc.[2]	956	3,010
Alibaba Group Holding Ltd.[1,2]	75,200	2,781
Ferrari NV1	5,941	1,088
General Motors Company	35,260	1,043
Darden Restaurants, Inc.	8,957	902
Peugeot SA1,2	33,411	602
Wynn Resorts, Ltd.	4,156	299
		21,044
Industrials 4.29%
Lockheed Martin Corp.	6,717	2,575
SMC Corp.[1]	3,900	2,171
Spirax-Sarco Engineering PLC[1]	13,612	1,935
Airbus SE, non-registered shares[1,2]	25,235	1,832
Watsco, Inc.	6,971	1,623
CSX Corp.	17,107	1,329
MTU Aero Engines AG1	7,466	1,242
BAE Systems PLC[1]	200,013	1,237
United Parcel Service, Inc., Class B	6,222	1,037
Union Pacific Corp.	5,212	1,026
Honeywell International Inc.	5,980	984
Nidec Corp.[1]	7,900	735
Boeing Company	2,199	363
		18,089
Communication services 3.01%
SoftBank Corp.[1]	314,500	3,524
Verizon Communications Inc.	51,978	3,092
Nintendo Co., Ltd.[1]	4,800	2,729
Alphabet Inc., Class C2	1,821	2,676
América Móvil, SAB de CV, Series L (ADR)	52,241	653
		12,674
American Funds Insurance Series — Global Balanced Fund — Page 116 of 233

unaudited
Common stocks (continued) Real estate 2.80%	Shares	Value (000)
Crown Castle International Corp. REIT	19,750	$3,288
Equinix, Inc. REIT	3,666	2,787
American Tower Corp. REIT	8,299	2,006
Gaming and Leisure Properties, Inc. REIT	43,774	1,616
Shimao Group Holdings Ltd.[1]	287,000	1,193
China Overseas Land & Investment Ltd.[1]	363,500	917
		11,807
Materials 2.51%
Givaudan SA1	695	2,996
Croda International PLC[1]	25,649	2,071
Akzo Nobel NV1	15,562	1,576
Koninklijke DSM NV1	9,197	1,516
Rio Tinto PLC[1]	14,755	890
Vale SA, ordinary nominative	73,281	771
LyondellBasell Industries NV	10,759	758
		10,578
Utilities 0.95%
Enel SpA[1]	360,537	3,131
Brookfield Infrastructure Partners LP	18,168	866
		3,997
Energy 0.94%
TC Energy Corp. (CAD denominated)	53,809	2,259
Chevron Corp.	8,465	609
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	78,763	561
ConocoPhillips	16,216	533
		3,962
Total common stocks (cost: $172,850,000)		238,721
Bonds, notes & other debt instruments 34.52% Bonds & notes of governments & government agencies outside the U.S. 14.46%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2022[3]	$200	207
Abu Dhabi (Emirate of) 0.75% 2023[3]	275	275
Abu Dhabi (Emirate of) 3.125% 2027[3]	200	223
Australia (Commonwealth of), Series 162, 1.75% 2051	A$400	288
Belgium (Kingdom of) 0% 2027	€618	748
Bermuda (British Overseas Territory of) 2.375% 2030[3]	$200	203
Brazil (Federative Republic of) 0% 2021	BRL3,000	525
Brazil (Federative Republic of) 10.00% 2027	1,100	223
Canada 2.25% 2025	C$1,400	1,147
Canada 2.25% 2029	1,465	1,264
Chile (Republic of) 4.50% 2026	CLP205,000	300
China (People’s Republic of), Series 1916, 3.12% 2026	CNY6,650	978
China (People’s Republic of), Series INBK, 2.85% 2027	5,500	790
China (People’s Republic of), Series 1906, 3.29% 2029	5,500	814
China (People’s Republic of), Series 1910, 3.86% 2049	5,310	781
China Development Bank Corp., Series 1805, 4.04% 2028	5,000	749
China Development Bank Corp., Series 1905, 3.48% 2029	11,780	1,695
Colombia (Republic of) 5.75% 2027	COP1,257,700	344
Colombia (Republic of) 3.125% 2031	$200	205
Colombia (Republic of), Series B, 7.75% 2030	COP453,000	137
American Funds Insurance Series — Global Balanced Fund — Page 117 of 233

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
French Republic O.A.T. 3.25% 2045	€160	$320
Germany (Federal Republic of) 0% 2025	1,001	1,213
Germany (Federal Republic of) 0.25% 2029	830	1,045
Germany (Federal Republic of) 0% 2030	782	966
Germany (Federal Republic of) 0% 2050	760	917
Greece (Hellenic Republic of) 3.375% 2025	300	397
Greece (Hellenic Republic of) 3.75% 2028	280	398
Greece (Hellenic Republic of) 3.875% 2029	270	393
Greece (Hellenic Republic of) 1.50% 2030	722	884
Indonesia (Republic of) 3.75% 2022	$410	428
Indonesia (Republic of) 3.85% 2027[3]	400	451
Indonesia (Republic of), Series 78, 8.25% 2029	IDR2,085,000	153
Indonesia (Republic of), Series 82, 7.00% 2030	1,000,000	68
Indonesia (Republic of), Series 87, 6.50% 2031	2,010,000	131
Indonesia (Republic of), Series 74, 7.50% 2032	597,000	41
Indonesia (Republic of), Series 65, 6.625% 2033	1,493,000	96
Israel (State of) 2.875% 2024	€200	257
Israel (State of) 1.50% 2027	100	128
Israel (State of) 2.00% 2027	ILS2,600	834
Israel (State of) 5.50% 2042	700	356
Italy (Republic of) 0.10% 2023[4]	€1,410	1,661
Japan, Series 395, 0.10% 2020	¥5,000	47
Japan, Series 134, 0.10% 2022	31,900	304
Japan, Series 17, 0.10% 2023[4]	10,490	99
Japan, Series 142, 0.10% 2024	120,700	1,156
Japan, Series 19, 0.10% 2024[4]	30,420	288
Japan, Series 18, 0.10% 2024[4]	20,840	197
Japan, Series 21, 0.10% 2026[4]	40,603	384
Japan, Series 346, 0.10% 2027	173,250	1,665
Japan, Series 22, 0.10% 2027[4]	25,451	241
Japan, Series 23, 0.10% 2028[4]	66,489	630
Japan, Series 24, 0.10% 2029[4]	213,921	2,027
Japan, Series 356, 0.10% 2029	112,800	1,081
Japan, Series 358, 0.10% 2030	444,250	4,252
Japan, Series 152, 1.20% 2035	209,000	2,256
Japan, Series 42, 1.70% 2044	94,100	1,134
Kuwait (State of) 2.75% 2022[3]	$200	206
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR1,380	359
Malaysia (Federation of), Series 0417, 3.899% 2027	1,300	341
Malaysia (Federation of), Series 0418, 4.893% 2038	2,800	797
Malaysia (Federation of), Series 0519, 3.757% 2040	1,650	421
Malaysia (Federation of), Series 0216, 4.736% 2046	609	167
Morocco (Kingdom of) 4.25% 2022	$200	211
Morocco (Kingdom of) 3.50% 2024	€100	128
Morocco (Kingdom of) 1.375% 2026	130	152
Morocco (Kingdom of) 1.50% 2031	125	138
Morocco (Kingdom of) 1.50% 2031	100	111
National Highways Authority of India 7.17% 2021	INR30,000	420
Netherlands (Kingdom of the) 0% 2027	€610	742
Netherlands (Kingdom of the) 5.50% 2028	100	170
Nova Scotia (Province of) 3.15% 2051	C$170	157
Panama (Republic of) 3.16% 2030	$265	289
Peru (Republic of) 2.392% 2026	90	94
Peru (Republic of) 5.625% 2050	20	32
Qatar (State of) 3.40% 2025[3]	200	220
American Funds Insurance Series — Global Balanced Fund — Page 118 of 233

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Qatar (State of) 4.50% 2028[3]	$500	$599
Quebec (Province of) 1.90% 2030	C$800	636
Romania 3.624% 2030	€692	919
Romania 2.00% 2032	100	116
Romania 3.50% 2034	65	84
Romania 3.875% 2035	170	227
Romania 3.375% 2038	250	313
Romania 4.125% 2039	100	134
Romania 4.625% 2049	575	824
Romania 4.625% 2049	100	143
Russian Federation 7.00% 2023	RUB16,600	226
Russian Federation 2.875% 2025	€200	258
Russian Federation 2.875% 2025	100	129
Russian Federation 4.25% 2027	$200	226
Russian Federation 6.90% 2029	RUB23,250	315
Russian Federation 7.65% 2030	6,000	85
Russian Federation 8.50% 2031	5,530	84
Russian Federation 7.70% 2033	23,030	331
Russian Federation 7.25% 2034	8,140	113
Saudi Arabia (Kingdom of) 2.894% 2022[3]	$200	206
Saudi Arabia (Kingdom of) 3.625% 2028[3]	200	222
Serbia (Republic of) 3.125% 2027	€640	803
Serbia (Republic of) 3.125% 2027	275	345
Singapore (Republic of) 2.625% 2028	S$275	229
Singapore (Republic of) 2.875% 2029	155	133
Singapore (Republic of) 2.875% 2030	165	144
South Africa (Republic of) 8.00% 2030	ZAR3,000	164
South Africa (Republic of), Series R-214, 6.50% 2041	2,200	82
South Africa (Republic of), Series R-2048, 8.75% 2048	6,300	290
South Korea (Republic of), Series 2209, 2.00% 2022	KRW560,000	490
South Korea (Republic of), Series 2503, 1.50% 2025	762,000	664
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	$250	220
Thailand (Kingdom of) 2.125% 2026	THB16,450	554
Turkey (Republic of) 7.625% 2029	$200	206
Ukraine 6.75% 2026	€150	172
United Kingdom 1.75% 2022	£280	374
United Kingdom 2.75% 2024	50	72
United Kingdom 4.75% 2030	485	911
United Kingdom 4.25% 2032	280	523
United Kingdom 3.25% 2044	250	495
United Mexican States 0.70% 2021	¥100,000	947
United Mexican States 3.25% 2030	$200	205
United Mexican States, Series M, 7.50% 2027	MXN35,500	1,786
United Mexican States, Series M20, 8.50% 2029	15,500	829
Uruguay (Oriental Republic of) 9.875% 2022	UYU1,050	26
Uruguay (Oriental Republic of) 8.50% 2028	5,238	130
		60,933
U.S. Treasury bonds & notes 12.66% U.S. Treasury 12.08%
U.S. Treasury 0.375% 2022	$8,902	8,934
U.S. Treasury 1.875% 2022	700	716
U.S. Treasury 1.875% 2022	600	619
U.S. Treasury 0.50% 2025	9,152	9,257
U.S. Treasury 2.25% 2027	1,000	1,124
American Funds Insurance Series — Global Balanced Fund — Page 119 of 233

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2027	$700	$781
U.S. Treasury 2.25% 2027	300	337
U.S. Treasury 2.875% 2028[5]	1,275	1,501
U.S. Treasury 2.875% 2028	700	827
U.S. Treasury 0.625% 2030	2,640	2,632
U.S. Treasury 1.50% 2030[5]	14,471	15,614
U.S. Treasury 2.875% 2046	400	529
U.S. Treasury 2.375% 2049[5]	5,792	7,083
U.S. Treasury 1.375% 2050	1,000	979
		50,933
U.S. Treasury inflation-protected securities 0.58%
U.S. Treasury Inflation-Protected Security 0.25% 2029[4]	911	1,020
U.S. Treasury Inflation-Protected Security 1.375% 2044[4,5]	278	395
U.S. Treasury Inflation-Protected Security 1.00% 2049[4,5]	721	1,007
		2,422
Total U.S. Treasury bonds & notes		53,355
Corporate bonds, notes & loans 5.50% Financials 1.35%
ACE INA Holdings Inc. 2.875% 2022	10	10
ACE INA Holdings Inc. 3.35% 2026	10	11
ACE INA Holdings Inc. 4.35% 2045	20	26
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[6]	€100	130
Banco del Estado de Chile 2.668% 2021[3]	$500	503
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[6]	100	107
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[6]	500	504
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[6]	236	263
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[6]	20	21
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[6]	95	118
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[6]	€100	120
China Construction Bank Corp. 2.45% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.15% on 6/24/2025)[6]	$300	302
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[6]	175	189
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[6]	210	221
Credit Suisse Group AG 2.125% 2025[6]	£100	133
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[6]	$130	135
Goldman Sachs Group, Inc. 3.50% 2025	207	229
Goldman Sachs Group, Inc. 2.60% 2030	100	106
Goldman Sachs Group, Inc. 4.75% 2045	70	92
Groupe BPCE SA 5.70% 2023[3]	200	224
Groupe BPCE SA 1.00% 2025	€100	121
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[6]	$200	223
JPMorgan Chase & Co. 3.25% 2022	28	30
JPMorgan Chase & Co. 2.70% 2023	150	158
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[6]	160	195
Mizuho Financial Group, Ltd. 2.721% 2023 (3-month USD-LIBOR + 0.84% on 7/16/2022)[6]	271	281
Morgan Stanley 3.125% 2026	110	122
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[6]	72	77
New York Life Insurance Company 3.75% 2050[3]	23	26
PNC Financial Services Group, Inc. 2.854% 2022[6]	100	105
Rabobank Nederland 3.875% 2023	€100	129
Skandinaviska Enskilda Banken AB 2.80% 2022	$250	259
American Funds Insurance Series — Global Balanced Fund — Page 120 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
UniCredit SpA 5.75% 2025[6]	€100	$118
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[6]	$400	418
		5,706
Utilities 1.13%
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[3]	200	212
American Electric Power Company, Inc. 2.15% 2020	215	215
Berkshire Hathaway Energy Co. 3.70% 2030[3]	25	30
CMS Energy Corp. 3.00% 2026	150	165
Duke Energy Carolinas, LLC 3.05% 2023	280	298
Duke Energy Corp. 2.45% 2030	475	500
Duke Energy Progress, LLC 3.70% 2028	75	87
Edison International 4.125% 2028	160	164
Enel Finance International SA 2.75% 2023[3]	200	209
Enel Finance International SA 3.50% 2028[3]	200	223
Enersis Américas SA 4.00% 2026	35	38
Exelon Corp. 3.40% 2026	150	168
Exelon Corp., junior subordinated, 3.497% 2022[6]	25	26
FirstEnergy Corp. 3.90% 2027	120	132
FirstEnergy Corp. 3.50% 2028[3]	35	38
Interstate Power and Light Co. 2.30% 2030	50	53
NextEra Energy Capital Holdings, Inc. 2.75% 2029	234	253
Niagara Mohawk Power Corp. 3.508% 2024[3]	85	93
Pacific Gas and Electric Co. 2.95% 2026	25	26
Pacific Gas and Electric Co. 2.10% 2027	100	97
Pacific Gas and Electric Co. 4.65% 2028	114	124
Pacific Gas and Electric Co. 4.55% 2030	31	34
Pacific Gas and Electric Co. 2.50% 2031	600	573
Pacific Gas and Electric Co. 3.50% 2050	137	124
State Grid Overseas Investment Ltd. 1.25% 2022	€100	119
State Grid Overseas Investment Ltd. 3.50% 2027[3]	$450	504
Xcel Energy Inc. 3.35% 2026	216	244
		4,749
Health care 0.70%
Abbott Laboratories 3.75% 2026	51	59
AbbVie Inc. 3.20% 2026	73	81
AbbVie Inc. 4.50% 2035	15	18
AbbVie Inc. 4.75% 2045[3]	3	4
Aetna Inc. 2.80% 2023	10	11
Amgen Inc. 1.90% 2025	40	42
Amgen Inc. 2.20% 2027	30	32
AstraZeneca PLC 3.50% 2023	150	162
Bayer U.S. Finance II LLC 3.875% 2023[3]	200	219
Becton, Dickinson and Company 2.894% 2022	55	57
Becton, Dickinson and Company 3.734% 2024	35	39
Becton, Dickinson and Company 3.70% 2027	43	49
Becton, Dickinson and Company 2.823% 2030	28	30
Bristol-Myers Squibb Co. 2.90% 2024	178	193
Cigna Corp. 4.125% 2025	80	92
EMD Finance LLC 3.25% 2025[3]	250	275
Medtronic, Inc. 3.50% 2025	45	51
Novartis Capital Corp. 1.75% 2025	31	32
Novartis Capital Corp. 2.00% 2027	34	36
American Funds Insurance Series — Global Balanced Fund — Page 121 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Novartis Capital Corp. 2.20% 2030	$73	$78
Stryker Corp. 0.75% 2029	€210	249
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	$400	445
Takeda Pharmaceutical Company, Ltd. 2.25% 2026	€100	130
Takeda Pharmaceutical Company, Ltd. 1.375% 2032	224	272
Thermo Fisher Scientific Inc. 4.133% 2025	$84	96
Thermo Fisher Scientific Inc. 4.497% 2030	37	46
Upjohn Inc. 2.70% 2030[3]	142	147
		2,945
Communication services 0.55%
AT&T Inc. 4.10% 2028	55	64
AT&T Inc. 2.75% 2031	375	395
Comcast Corp. 3.95% 2025	80	92
Comcast Corp. 1.95% 2031	46	47
Comcast Corp. 2.80% 2051	100	101
Deutsche Telekom International Finance BV 9.25% 2032	45	76
France Télécom 9.00% 2031[6]	65	106
KT Corp. 0.30% 2020	¥100,000	948
T-Mobile US, Inc. 2.05% 2028[3]	$200	205
Walt Disney Company 2.65% 2031	240	259
		2,293
Consumer staples 0.44%
Altria Group, Inc. 1.00% 2023	€110	131
Altria Group, Inc. 2.20% 2027	270	343
Anheuser-Busch InBev NV 4.00% 2028	$100	116
Anheuser-Busch InBev NV 4.75% 2029	220	268
British American Tobacco PLC 3.215% 2026	62	67
British American Tobacco PLC 3.557% 2027	105	114
British American Tobacco PLC 3.462% 2029	75	80
British American Tobacco PLC 4.39% 2037	80	87
British American Tobacco PLC 4.758% 2049	58	63
Conagra Brands, Inc. 4.30% 2024	210	234
Keurig Dr Pepper Inc. 4.597% 2028	175	210
Pernod Ricard SA 4.45% 2022[3]	150	157
		1,870
Consumer discretionary 0.38%
Amazon.com, Inc. 2.80% 2024	170	184
Amazon.com, Inc. 1.20% 2027	50	51
Amazon.com, Inc. 2.50% 2050	305	312
Bayerische Motoren Werke AG 3.90% 2025[3]	70	78
Bayerische Motoren Werke AG 4.15% 2030[3]	70	83
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	200	202
Hyundai Capital America 3.25% 2022[3]	65	68
Hyundai Capital America 2.375% 2027[3]	109	109
Hyundai Capital Services Inc. 3.75% 2023[3]	250	265
Toyota Motor Credit Corp. 2.90% 2023	100	106
Toyota Motor Credit Corp. 3.00% 2025	100	109
Toyota Motor Credit Corp. 3.375% 2030	33	38
		1,605
American Funds Insurance Series — Global Balanced Fund — Page 122 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy 0.34%	Principal amount (000)	Value (000)
Canadian Natural Resources Ltd. 2.95% 2030	$161	$162
Enbridge Inc. 4.25% 2026	70	81
Enbridge Inc. 3.70% 2027	45	50
Equinor ASA 1.75% 2026	35	36
Equinor ASA 2.375% 2030	70	74
Exxon Mobil Corp. 2.992% 2025	135	148
Exxon Mobil Corp. 3.482% 2030	170	197
Halliburton Company 3.80% 2025	3	3
MPLX LP 2.65% 2030	75	74
Petróleos Mexicanos 7.19% 2024	MXN535	21
Petróleos Mexicanos 7.47% 2026	5,270	189
Shell International Finance BV 3.50% 2023	$330	360
Statoil ASA 3.70% 2024	50	55
		1,450
Industrials 0.23%
Boeing Company 5.805% 2050	190	230
Carrier Global Corp. 2.242% 2025[3]	36	38
Carrier Global Corp. 2.493% 2027[3]	30	31
CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)[6]	200	199
CSX Corp. 3.80% 2050	6	7
Lima Metro Line 2 Finance Ltd. 5.875% 2034[3]	200	244
United Technologies Corp. 4.125% 2028	170	202
		951
Real estate 0.20%
American Campus Communities, Inc. 3.75% 2023	100	105
American Campus Communities, Inc. 4.125% 2024	90	97
Corporate Office Properties LP 3.60% 2023	65	68
Equinix, Inc. 2.15% 2030	197	200
Essex Portfolio LP 3.50% 2025	120	132
Essex Portfolio LP 3.375% 2026	40	45
WEA Finance LLC 3.75% 2024[3]	200	210
		857
Information technology 0.16%
Apple Inc. 2.50% 2022	75	77
Broadcom Inc. 3.15% 2025	70	76
Broadcom Inc. 4.15% 2030	70	79
Microsoft Corp. 2.40% 2026	187	204
Oracle Corp. 2.65% 2026	216	236
		672
Materials 0.02%
Vale Overseas Ltd. 3.75% 2030	94	97
Total corporate bonds, notes & loans		23,195
Mortgage-backed obligations 1.84%
Fannie Mae Pool #MA3939 3.50% 2050[7]	85	90
Freddie Mac Pool #2B7343 3.715% 2049[7,8]	170	179
Government National Mortgage Assn. 4.00% 2050[7,9]	75	80
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[7]	22	23
Korea Housing Finance Corp. 2.50% 2020[3,7]	250	251
Korea Housing Finance Corp. 2.00% 2021[3,7]	250	254
American Funds Insurance Series — Global Balanced Fund — Page 123 of 233

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Nordea Kredit 0.50% 2040[7]	DKr1,870	$294
Nykredit Realkredit AS, Series 01E, 1.50% 2037[7]	880	144
Nykredit Realkredit AS, Series 01E, 0.50% 2040[7]	11,373	1,786
Nykredit Realkredit AS, Series 01E, 1.50% 2040[7]	2,360	386
Nykredit Realkredit AS, Series 01E, 0.50% 2050[7]	1,478	227
Uniform Mortgage-Backed Security 1.50% 2035[7,9]	$1,216	1,243
Uniform Mortgage-Backed Security 1.50% 2035[7,9]	500	511
Uniform Mortgage-Backed Security 2.50% 2050[7,9]	1,466	1,532
Uniform Mortgage-Backed Security 4.00% 2050[7,9]	702	749
		7,749
Municipals 0.04% Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	100	105
Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	80	83
		188
Asset-backed obligations 0.02%
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[3,7,8]	95	97
Total bonds, notes & other debt instruments (cost: $140,724,000)		145,517
Short-term securities 8.58% Money market investments 8.58%	Shares
Capital Group Central Cash Fund 0.12%[10,11]	361,680	36,172
Total short-term securities (cost: $36,169,000)		36,172
Total investment securities 99.74% (cost: $349,743,000)		420,410
Other assets less liabilities 0.26%		1,086
Net assets 100.00%		$421,496
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 9/30/2020[13] (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	14	January 2021	$1,400	$1,764	$2
10 Year Ultra U.S. Treasury Note Futures	Short	5	December 2020	(500)	(800)	(2)
30 Year Ultra U.S. Treasury Bond Futures	Long	2	December 2020	200	444	(1)
						$(1)
American Funds Insurance Series — Global Balanced Fund — Page 124 of 233

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2020 (000)
Purchases (000)	Sales (000)
JPY43,100	USD408	HSBC Bank	10/6/2020	$1
KRW176,300	USD149	Citibank	10/8/2020	1
USD419	INR31,100	HSBC Bank	10/8/2020	(2)
CLP167,000	USD217	Goldman Sachs	10/8/2020	(4)
USD351	RUB26,200	Goldman Sachs	10/9/2020	14
EUR450	CZK12,000	Citibank	10/9/2020	7
CZK12,000	EUR454	Goldman Sachs	10/9/2020	(12)
CAD1,400	USD1,069	HSBC Bank	10/9/2020	(17)
JPY171,000	USD1,615	Goldman Sachs	10/13/2020	7
JPY107,900	USD1,016	HSBC Bank	10/13/2020	7
JPY5,000	USD48	Citibank	10/13/2020	—[14]
USD521	CZK11,700	Standard Chartered Bank	10/14/2020	14
USD243	CZK5,450	Standard Chartered Bank	10/14/2020	7
USD530	CAD700	Citibank	10/14/2020	5
USD474	EUR400	Morgan Stanley	10/14/2020	5
USD491	CNH3,360	HSBC Bank	10/14/2020	(4)
CZK5,450	USD242	Standard Chartered Bank	10/14/2020	(6)
CZK11,700	EUR441	Citibank	10/14/2020	(10)
EUR1,117	USD1,320	Goldman Sachs	10/14/2020	(10)
KRW476,000	USD401	Citibank	10/15/2020	6
USD498	ILS1,700	HSBC Bank	10/15/2020	2
JPY37,000	USD349	Standard Chartered Bank	10/15/2020	2
USD410	GBP320	UBS AG	10/15/2020	(3)
ILS2,000	USD579	JPMorgan Chase	10/16/2020	5
USD5	ZAR90	UBS AG	10/16/2020	—[14]
MXN2,800	USD131	UBS AG	10/16/2020	(5)
EUR1,640	USD1,944	Morgan Stanley	10/16/2020	(20)
USD521	JPY55,000	Goldman Sachs	10/19/2020	(1)
EUR1,594	USD1,894	Barclays Bank PLC	10/19/2020	(25)
USD515	BRL2,788	Standard Chartered Bank	10/20/2020	19
USD526	ILS1,800	Barclays Bank PLC	10/20/2020	1
USD120	JPY12,600	Citibank	10/20/2020	—[14]
EUR400	USD474	HSBC Bank	10/20/2020	(5)
JPY52,300	USD501	Citibank	10/20/2020	(5)
GBP200	EUR219	Citibank	10/21/2020	1
GBP426	USD553	Citibank	10/21/2020	(3)
USD263	MXN5,550	Morgan Stanley	10/22/2020	12
USD645	AUD895	Morgan Stanley	10/22/2020	4
CAD10	USD8	Bank of New York Mellon	10/22/2020	—[14]
GBP200	USD258	Morgan Stanley	10/22/2020	—[14]
ILS2,600	USD760	HSBC Bank	10/22/2020	(1)
EUR460	USD544	UBS AG	10/22/2020	(4)
PLN1,400	USD371	Morgan Stanley	10/22/2020	(8)
AUD895	USD652	Citibank	10/22/2020	(11)
USD531	MXN11,415	HSBC Bank	10/26/2020	17
CZK8,000	USD347	JPMorgan Chase	10/26/2020	—[14]
EUR615	USD721	Standard Chartered Bank	10/26/2020	—[14]
EUR100	USD117	JPMorgan Chase	10/26/2020	—[14]
USD362	PLN1,400	JPMorgan Chase	10/26/2020	—[14]
USD862	ILS2,960	Citibank	10/26/2020	(3)
USD355	ZAR6,080	JPMorgan Chase	10/26/2020	(7)
American Funds Insurance Series — Global Balanced Fund — Page 125 of 233

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2020 (000)
Purchases (000)	Sales (000)
CNH3,320	USD488	HSBC Bank	10/27/2020	$—[14]
USD407	MYR1,700	Standard Chartered Bank	10/27/2020	(2)
USD522	CAD700	Goldman Sachs	10/28/2020	(4)
USD606	EUR520	HSBC Bank	10/28/2020	(4)
USD248	NZD380	Standard Chartered Bank	10/28/2020	(4)
				$(43)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation at 9/30/2020 (000)
(0.0955)%	6-month EURIBOR	7/22/2024	€2,200	$18	$—	$18
Investments in affiliates11

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2020 (000)	Dividend income (000)
Short-term securities 8.58%
Money market investments 8.58%
Capital Group Central Cash Fund 0.12%[10]	$2,825	$100,467	$67,118	$3	$(5)	$36,172	$92
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $120,730,000, which represented 28.64% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,811,000, which represented 1.85% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $51,000, which represented .01% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Purchased on a TBA basis.
[10]	Rate represents the seven-day yield at 9/30/2020.
[11]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
[14]	Amount less than one thousand.
American Funds Insurance Series — Global Balanced Fund — Page 126 of 233

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts	KRW = South Korean won
AUD/A$ = Australian dollars	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
CAD/C$ = Canadian dollars	MYR = Malaysian ringgits
CLP = Chilean pesos	NZD = New Zealand dollars
CNH/CNY = Chinese yuan renminbi	PLN = Polish zloty
COP = Colombian pesos	Ref. = Refunding
CZK = Czech korunas	Rev. = Revenue
DKr = Danish kroner	RUB = Russian rubles
EUR/€ = Euros	S$ = Singapore dollars
EURIBOR = Euro Interbank Offered Rate	SOFR = Secured Overnight Financing Rate
GBP/£ = British pounds	TBA = To-be-announced
IDR = Indonesian rupiah	THB = Thai baht
ILS = Israeli shekels	USD/$ = U.S. dollars
INR = Indian rupees	UYU = Uruguayan pesos
JPY/¥ = Japanese yen	ZAR = South African rand
American Funds Insurance Series — Global Balanced Fund — Page 127 of 233

Bond Fund
Investment portfolio
September 30, 2020
unaudited
Bonds, notes & other debt instruments 97.89% Corporate bonds, notes & loans 36.29% Financials 9.36%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$2,005	$2,008
ACE INA Holdings Inc. 2.875% 2022	3,625	3,794
ACE INA Holdings Inc. 3.35% 2026	2,025	2,296
ACE INA Holdings Inc. 4.35% 2045	2,220	2,913
AerCap Holdings NV 6.50% 2025	1,798	1,943
Ally Financial Inc. 8.00% 2031	7,979	10,640
Ally Financial Inc. 8.00% 2031	3,070	4,212
American International Group, Inc. 4.20% 2028	9,875	11,447
American International Group, Inc. 3.40% 2030	19,700	21,784
American International Group, Inc. 4.375% 2050	4,243	4,971
Assicurazioni Generali SpA 10.125% 2042 (3-month EUR-EURIBOR + 9.181% on 7/10/2022)[1]	€3,800	5,189
AXA Equitable Holdings, Inc. 5.00% 2048	$7,740	9,145
Banco Do Brasil, SA 4.75% 2024[2]	10,000	10,537
Bank of America Corp. 4.20% 2024	1,075	1,198
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[1]	13,956	14,063
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]	17,551	19,574
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	17,949	17,926
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[1]	9,129	9,536
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)[1]	20,000	21,174
Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	11,228
BNP Paribas 3.80% 2024[2]	18,775	20,341
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[1,2]	2,875	3,036
BNP Paribas 3.375% 2025[2]	6,425	6,976
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[1,2]	12,000	12,394
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[1]	2,410	2,431
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	8,740	9,417
Citigroup Inc. 4.60% 2026	1,800	2,062
Citigroup Inc. 3.668% 2028[1]	1,000	1,124
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	3,281	3,553
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	24,808	26,131
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[1]	22,545	27,093
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	4,450	4,557
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	12,000	12,499
Credit Suisse Group AG 3.80% 2023	12,925	13,914
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[1,2]	500	541
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[1,2]	850	887
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[1,2]	5,750	5,946
Credit Suisse Group AG 4.194% 2031[1,2]	3,096	3,581
Deutsche Bank AG 3.15% 2021	28,037	28,211
Deutsche Bank AG 3.375% 2021	1,300	1,318
Deutsche Bank AG 4.25% 2021	27,043	27,331
Deutsche Bank AG 4.25% 2021	525	540
Deutsche Bank AG 3.30% 2022	2,695	2,789
Deutsche Bank AG 5.00% 2022	2,675	2,799
Deutsche Bank AG 3.95% 2023	7,200	7,567
American Funds Insurance Series — Bond Fund — Page 128 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[1]	$10,475	$10,551
Deutsche Bank AG 3.70% 2024	4,950	5,192
Deutsche Bank AG 3.70% 2024	2,750	2,893
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[1]	10,800	11,493
Deutsche Bank AG 4.10% 2026	7,305	7,754
Deutsche Bank AG 4.10% 2026	707	755
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	2,900	2,920
GE Capital Funding, LLC 4.05% 2027[2]	5,346	5,767
GE Capital Funding, LLC 4.40% 2030[2]	10,000	10,770
Goldman Sachs Group, Inc. 5.75% 2022	4,800	5,125
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[1]	1,548	1,677
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[1]	9,600	10,941
Goldman Sachs Group, Inc., junior subordinated, 5.30% (3-month USD-LIBOR + 3.834% on 11/10/2026)[1]	1,750	1,858
Groupe BPCE SA 2.75% 2023[2]	6,875	7,205
Groupe BPCE SA 5.70% 2023[2]	28,166	31,586
Groupe BPCE SA 5.15% 2024[2]	5,481	6,146
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	6,350	6,356
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[1]	12,000	13,811
Intesa Sanpaolo SpA 3.375% 2023[2]	10,035	10,428
Intesa Sanpaolo SpA 3.25% 2024[2]	770	813
Intesa Sanpaolo SpA 5.017% 2024[2]	68,143	71,663
Intesa Sanpaolo SpA 5.71% 2026[2]	15,400	16,804
Intesa Sanpaolo SpA 3.875% 2027[2]	6,250	6,638
Intesa Sanpaolo SpA 3.875% 2028[2]	1,986	2,120
JPMorgan Chase & Co. 3.875% 2024	200	221
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[1]	3,625	3,817
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[1]	32,307	33,614
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)[1]	5,475	5,721
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)[1]	458	514
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[1]	9,600	10,810
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[1]	11,980	14,196
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[1]	791	853
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[1]	10,253	10,941
Lloyds Banking Group PLC 2.438% 2026 (UST Yield Curve Rate T Note Constant Maturity 1-year + 1.00% on 2/5/2025)[1]	2,675	2,776
Lloyds Banking Group PLC 4.375% 2028	8,825	10,239
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[1,2]	1,405	1,938
MetLife, Inc. 3.60% 2025	3,490	3,966
Mitsubishi UFJ Financial Group, Inc. 1.412% 2025	11,275	11,433
Mizuho Financial Group, Ltd. 0.849% 2024 (3-month USD-LIBOR + 0.61% on 9/8/2023)[1]	10,200	10,174
Mizuho Financial Group, Ltd. 1.241% 2024 (3-month USD-LIBOR + 0.695% on 7/10/2023)[1]	7,000	7,059
Mizuho Financial Group, Ltd. 1.979% 2031 (3-month USD-LIBOR + 1.27% on 9/8/2030)[1]	6,000	5,945
Morgan Stanley 2.50% 2021	19,200	19,435
Morgan Stanley 3.70% 2024	375	416
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[1]	2,300	2,445
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[1]	6,581	7,040
New York Life Insurance Company 3.75% 2050[2]	5,749	6,496
PNC Financial Services Group, Inc. 2.854% 2022[1]	5,850	6,141
PNC Funding Corp. 3.30% 2022	8,700	9,048
Rede D’Or Finance SARL 4.50% 2030[2]	3,000	2,846
Santander Holdings USA, Inc. 3.50% 2024	8,325	8,933
Synchrony Financial 2.85% 2022	5,400	5,564
Synchrony Financial 4.375% 2024	3,640	3,941
American Funds Insurance Series — Bond Fund — Page 129 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Travelers Companies, Inc. 2.55% 2050	$768	$754
UBS Group AG 1.364% 2027 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.08% on 1/30/2026)[1,2]	1,675	1,676
UniCredit SpA 3.75% 2022[2]	2,545	2,639
UniCredit SpA 6.572% 2022[2]	11,295	11,990
UniCredit SpA 4.625% 2027[2]	1,395	1,568
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]	16,130	17,196
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[1,2]	10,221	11,761
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[1,2]	606	619
Wells Fargo & Company 2.10% 2021	16,800	17,039
Wells Fargo & Company 1.65% 2024 (USD-SOFR + 1.60% on 6/2/2023)[1]	8,125	8,280
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[1]	20,480	21,469
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[1]	7,869	8,173
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[1]	11,402	11,860
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[1]	4,875	5,092
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[1]	3,590	3,835
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	19,979	20,932
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[1]	5,479	7,482
		1,022,769
Energy 5.77%
Apache Corp. 4.625% 2025	645	616
Apache Corp. 4.875% 2027	5,475	5,184
Apache Corp. 4.25% 2030	2,465	2,226
Apache Corp. 4.75% 2043	12,100	10,780
Apache Corp. 4.25% 2044	2,100	1,790
Apache Corp. 5.35% 2049	800	709
Baker Hughes, a GE Co. 4.486% 2030	2,040	2,324
Boardwalk Pipeline Partners, LP 3.375% 2023	1,900	1,952
BP Capital Markets America Inc. 1.749% 2030	3,801	3,778
BP Capital Markets America Inc. 2.772% 2050	7,025	6,455
BP Capital Markets PLC 3.00% 2050	10,355	9,895
Canadian Natural Resources Ltd. 2.05% 2025	3,849	3,931
Canadian Natural Resources Ltd. 3.85% 2027	1,151	1,242
Canadian Natural Resources Ltd. 2.95% 2030	2,374	2,392
Cenovus Energy Inc. 3.80% 2023	1,120	1,084
Cenovus Energy Inc. 4.25% 2027	12,685	11,552
Cenovus Energy Inc. 5.25% 2037	770	669
Cenovus Energy Inc. 5.40% 2047	14,615	12,343
Cheniere Energy, Inc. 7.00% 2024	410	473
Cheniere Energy, Inc. 5.125% 2027	16,000	17,839
Cheniere Energy, Inc. 3.70% 2029[2]	7,369	7,669
Chevron Corp. 2.355% 2022	4,800	4,987
Chevron Corp. 3.078% 2050	1,114	1,197
Chevron USA Inc. 2.343% 2050	1,365	1,280
Columbia Pipeline Partners LP 5.80% 2045	1,410	1,840
Concho Resources Inc. 4.30% 2028	6,095	6,742
Concho Resources Inc. 4.85% 2048	5,000	5,539
DCP Midstream Operating LP 4.95% 2022	500	504
Enbridge Energy Partners, LP 4.20% 2021	6,325	6,486
Enbridge Energy Partners, LP 5.875% 2025	7,700	9,228
Enbridge Energy Partners, LP 7.375% 2045	18,154	26,588
Enbridge Inc. 4.00% 2023	1,500	1,625
Energy Transfer Operating, LP 5.875% 2024	294	324
American Funds Insurance Series — Bond Fund — Page 130 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Operating, LP 2.90% 2025	$4,402	$4,431
Energy Transfer Operating, LP 3.75% 2030	7,707	7,477
Energy Transfer Operating, LP 5.00% 2050	12,010	11,074
Energy Transfer Partners, LP 4.20% 2023	2,860	3,017
Energy Transfer Partners, LP 4.50% 2024	4,915	5,211
Energy Transfer Partners, LP 4.75% 2026	1,506	1,606
Energy Transfer Partners, LP 4.20% 2027	45	47
Energy Transfer Partners, LP 4.95% 2028	4,559	4,829
Energy Transfer Partners, LP 5.25% 2029	1,275	1,373
Energy Transfer Partners, LP 6.125% 2045	11,780	11,832
Energy Transfer Partners, LP 5.30% 2047	10,459	9,730
Energy Transfer Partners, LP 6.00% 2048	1,868	1,881
Energy Transfer Partners, LP 6.25% 2049	1,775	1,831
Energy Transfer Partners, LP, junior subordinated, 6.25% (3-month USD-LIBOR + 4.028% on 2/15/2023)[1]	7,850	5,136
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[1]	500	341
Enterprise Products Operating LLC 3.20% 2052	3,031	2,758
EOG Resources, Inc. 4.375% 2030	451	532
EOG Resources, Inc. 4.95% 2050	1,776	2,189
EQT Corp. 3.00% 2022	6,700	6,573
EQT Corp. 8.75% 2030	7,500	8,871
Equinor ASA 3.625% 2028	4,928	5,738
Equinor ASA 3.125% 2030	20,000	22,500
Equinor ASA 3.25% 2049	5,687	6,061
Exxon Mobil Corp. 3.043% 2026	4,625	5,109
Exxon Mobil Corp. 2.61% 2030	3,000	3,244
Exxon Mobil Corp. 3.452% 2051	10,456	11,525
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,121
Kinder Morgan Energy Partners, LP 5.50% 2044	700	822
Kinder Morgan, Inc. 5.30% 2034	760	896
MPLX LP 1.75% 2026	5,557	5,554
MPLX LP 4.00% 2028	4,665	5,097
MPLX LP 2.65% 2030	2,404	2,363
MPLX LP 5.50% 2049	4,741	5,313
Noble Corp. PLC 7.95% 2025[1]	735	7
Noble Corp. PLC 8.95% 2045[1]	845	13
Noble Energy, Inc. 3.25% 2029	744	824
Noble Energy, Inc. 5.05% 2044	2,407	3,122
Noble Energy, Inc. 4.95% 2047	4,845	6,371
Noble Energy, Inc. 4.20% 2049	10,334	12,388
Occidental Petroleum Corp. 2.90% 2024	4,336	3,687
Odebrecht Drilling Norbe 7.35% 2026 (74.03% PIK)[2,3]	37	9
Odebrecht Drilling Norbe 0% 2049[2]	1,150	4
ONEOK, Inc. 2.20% 2025	193	190
ONEOK, Inc. 5.85% 2026	896	1,031
ONEOK, Inc. 3.10% 2030	540	521
ONEOK, Inc. 6.35% 2031	2,794	3,256
ONEOK, Inc. 5.20% 2048	5,563	5,361
ONEOK, Inc. 4.50% 2050	1,266	1,123
ONEOK, Inc. 7.15% 2051	3,275	3,895
Petrobras Global Finance Co. 5.093% 2030	5,000	5,261
Petrobras Global Finance Co. 6.90% 2049	4,000	4,454
Petróleos Mexicanos 6.875% 2026	43,810	42,101
Petróleos Mexicanos 6.50% 2027	29,533	27,583
Plains All American Pipeline, LP 3.80% 2030	590	573
American Funds Insurance Series — Bond Fund — Page 131 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
QEP Resources, Inc. 5.25% 2023	$3,420	$2,494
Sabine Pass Liquefaction, LLC 6.25% 2022	2,300	2,442
Sabine Pass Liquefaction, LLC 5.625% 2023[1]	1,000	1,096
Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	9,063
Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	11,443
Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	18,583
Sabine Pass Liquefaction, LLC 4.50% 2030[2]	1,797	2,027
Saudi Arabian Oil Co. 2.875% 2024[2]	4,885	5,131
Saudi Arabian Oil Co. 3.50% 2029[2]	24,298	26,781
Schlumberger BV 4.00% 2025[2]	7,915	8,863
Shell International Finance BV 3.875% 2028	9,410	10,998
Shell International Finance BV 3.25% 2050	4,447	4,690
Southwestern Energy Co. 6.45% 2025[1]	920	895
Sunoco Logistics Operating Partners, LP 5.40% 2047	6,190	5,851
Targa Resources Partners LP 5.125% 2025	175	175
Targa Resources Partners LP 5.375% 2027	175	176
TC PipeLines, LP 4.375% 2025	405	444
Total Capital Canada Ltd. 2.75% 2023	2,140	2,275
Total Capital International 3.127% 2050	10,100	10,482
Total SE 2.986% 2041	3,818	3,993
Total SE 3.386% 2060	5,200	5,469
TransCanada PipeLines Ltd. 4.25% 2028	11,275	13,036
TransCanada PipeLines Ltd. 4.10% 2030	4,776	5,517
Transcontinental Gas Pipe Line Company, LLC 3.95% 2050[2]	1,948	2,022
Western Midstream Operating, LP 3.10% 2025	2,782	2,654
Western Midstream Operating, LP 4.05% 2030	2,202	2,150
Western Midstream Operating, LP 5.25% 2050	3,079	2,857
Williams Companies, Inc. 3.50% 2030	1,163	1,267
Williams Partners LP 4.50% 2023	500	548
Williams Partners LP 4.30% 2024	595	652
WPX Energy, Inc. 4.50% 2030	7,995	7,910
		631,083
Utilities 4.44%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[2]	10,500	11,834
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2026[2]	300	345
AEP Transmission Co. LLC 3.65% 2050	350	415
Alliant Energy Finance LLC 4.25% 2028[2]	500	582
Ameren Corp. 3.50% 2031	800	916
Ameren Corp. 4.50% 2049	2,875	3,823
American Electric Power Company, Inc. 2.30% 2030	1,825	1,883
American Water Cap Corp. 2.80% 2030	1,500	1,647
Berkshire Hathaway Energy Co. 4.50% 2045	5,895	7,395
Berkshire Hathaway Energy Co. 4.25% 2050[2]	475	594
CMS Energy Corp. 5.05% 2022	2,569	2,707
Consolidated Edison Company of New York, Inc. 3.875% 2047	9,200	10,711
Consolidated Edison Company of New York, Inc. 3.95% 2050	1,425	1,734
Consumers Energy Co. 4.05% 2048	8,270	10,395
Consumers Energy Co. 3.75% 2050	5,625	6,897
Dominion Resources, Inc. 3.375% 2030	2,325	2,625
Duke Energy Corp. 3.75% 2024	3,826	4,205
Duke Energy Florida, LLC 3.40% 2046	6,445	7,248
Duke Energy Progress, LLC 3.70% 2028	3,750	4,361
Edison International 3.125% 2022	2,900	2,993
American Funds Insurance Series — Bond Fund — Page 132 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Edison International 3.55% 2024	$6,850	$7,229
Edison International 4.95% 2025	175	192
Edison International 5.75% 2027	3,181	3,515
Edison International 4.125% 2028	3,644	3,739
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	1,950	2,168
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,2]	1,000	1,170
Entergy Louisiana, LLC 4.20% 2048	6,325	8,097
Eversource Energy 2.75% 2022	527	544
Eversource Energy 3.80% 2023	5,000	5,490
Exelon Corp. 3.40% 2026	1,570	1,760
Exelon Corp. 4.05% 2030	1,250	1,465
Exelon Corp. 4.70% 2050	250	319
FirstEnergy Corp. 2.85% 2022	8,750	8,974
FirstEnergy Corp. 3.90% 2027	10,578	11,641
FirstEnergy Corp. 3.50% 2028[2]	2,400	2,596
FirstEnergy Corp. 2.25% 2030	1,184	1,159
FirstEnergy Corp. 2.65% 2030	3,428	3,500
FirstEnergy Corp. 7.375% 2031	5,150	7,225
FirstEnergy Corp. 4.85% 2047	913	1,099
FirstEnergy Corp. 3.40% 2050	2,897	2,826
FirstEnergy Corp., Series B, 4.25% 2023	4,025	4,276
Georgia Power Co. 2.65% 2029	575	617
Georgia Power Co. 3.70% 2050	1,938	2,170
IPALCO Enterprises, Inc. 3.70% 2024	200	217
Mississippi Power Co. 4.25% 2042	11,247	13,325
NextEra Energy Capital Holdings, Inc. 2.25% 2030	6,365	6,641
Niagara Mohawk Power Corp. 3.508% 2024[2]	7,575	8,308
Niagara Mohawk Power Corp. 4.278% 2034[2]	1,000	1,237
NV Energy, Inc. 6.25% 2020	2,850	2,870
Pacific Gas and Electric Co. 1.75% 2022	13,000	13,016
Pacific Gas and Electric Co. 3.25% 2023	5,615	5,819
Pacific Gas and Electric Co. 3.40% 2024	850	889
Pacific Gas and Electric Co. 2.95% 2026	9,436	9,627
Pacific Gas and Electric Co. 3.15% 2026	2,767	2,844
Pacific Gas and Electric Co. 2.10% 2027	975	949
Pacific Gas and Electric Co. 3.30% 2027	9,125	9,393
Pacific Gas and Electric Co. 3.30% 2027	3,750	3,828
Pacific Gas and Electric Co. 3.75% 2028	6,788	7,067
Pacific Gas and Electric Co. 4.65% 2028	7,900	8,586
Pacific Gas and Electric Co. 4.55% 2030	1,675	1,819
Pacific Gas and Electric Co. 2.50% 2031	18,475	17,646
Pacific Gas and Electric Co. 3.30% 2040	7,925	7,274
Pacific Gas and Electric Co. 3.75% 2042	7,825	7,281
Pacific Gas and Electric Co. 4.75% 2044	336	344
Pacific Gas and Electric Co. 4.00% 2046	1,950	1,832
Pacific Gas and Electric Co. 4.25% 2046	2,450	2,371
Pacific Gas and Electric Co. 3.95% 2047	2,775	2,576
Pacific Gas and Electric Co. 3.50% 2050	6,400	5,801
PacifiCorp. 3.30% 2051	1,475	1,660
Progress Energy, Inc. 7.75% 2031	1,820	2,659
Public Service Electric and Gas Co. 3.20% 2029	6,000	6,858
Puget Energy, Inc. 6.00% 2021	3,135	3,286
Puget Energy, Inc. 5.625% 2022	8,004	8,588
American Funds Insurance Series — Bond Fund — Page 133 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Puget Energy, Inc. 3.65% 2025	$3,000	$3,224
San Diego Gas & Electric Co. 3.32% 2050	1,700	1,861
Southern California Edison Co. 3.50% 2023	10,300	11,050
Southern California Edison Co. 3.70% 2025	1,275	1,420
Southern California Edison Co. 2.85% 2029	7,500	7,905
Southern California Edison Co. 4.20% 2029	11,700	13,499
Southern California Edison Co. 5.35% 2035	6,450	8,309
Southern California Edison Co. 5.75% 2035	4,550	6,186
Southern California Edison Co. 5.625% 2036	7,050	8,469
Southern California Edison Co. 5.55% 2037	2,725	3,370
Southern California Edison Co. 5.95% 2038	5,700	7,217
Southern California Edison Co. 4.50% 2040	8,620	9,860
Southern California Edison Co. 5.50% 2040	607	759
Southern California Edison Co. 4.00% 2047	9,486	10,174
Southern California Edison Co. 4.125% 2048	9,027	9,901
Southern California Edison Co. 4.875% 2049	5,034	6,100
Southern California Edison Co. 3.65% 2050	4,402	4,598
Southern California Edison Co., Series C, 3.60% 2045	2,717	2,798
Southern California Gas Company 2.55% 2030	625	676
Southern Co. 3.70% 2030	5,450	6,232
Southern Co. 4.25% 2036	1,725	2,003
Southern Co. 4.40% 2046	2,748	3,268
Tampa Electric Co. 2.60% 2022	4,350	4,487
Virginia Electric and Power Co. 4.45% 2044	7,995	10,436
Wisconsin Power and Light Co. 3.65% 2050	1,550	1,829
Xcel Energy Inc. 3.30% 2025	5,650	6,243
Xcel Energy Inc. 2.60% 2029	2,925	3,164
		484,730
Consumer discretionary 4.40%
Carnival Corp. 11.50% 2023[2]	9,140	10,259
DaimlerChrysler North America Holding Corp. 3.00% 2021[2]	500	505
DaimlerChrysler North America Holding Corp. 2.85% 2022[2]	500	513
DaimlerChrysler North America Holding Corp. 1.75% 2023[2]	8,000	8,161
DaimlerChrysler North America Holding Corp. 3.35% 2023[2]	2,000	2,119
Ford Motor Credit Co. 2.343% 2020	3,000	3,004
Ford Motor Credit Co. 4.375% 2023	20,000	20,356
Ford Motor Credit Co. 3.81% 2024	1,200	1,190
Ford Motor Credit Co. 4.063% 2024	20,000	20,014
Ford Motor Credit Co. 4.134% 2025	10,000	9,923
Ford Motor Credit Co. 4.687% 2025	3,000	3,045
Ford Motor Credit Co. 3.815% 2027	2,475	2,362
Ford Motor Credit Co. 4.125% 2027	20,955	20,418
Ford Motor Credit Co. 4.271% 2027	17,442	17,145
Ford Motor Credit Co. 5.113% 2029	8,075	8,307
General Motors Company 5.40% 2023	421	465
General Motors Company 4.35% 2025	11,358	12,339
General Motors Company 6.125% 2025	28,743	33,433
General Motors Company 6.80% 2027	1,030	1,254
General Motors Company 5.00% 2035	5,000	5,431
General Motors Company 6.25% 2043	6,544	7,752
General Motors Company 5.20% 2045	911	983
General Motors Company 6.75% 2046	3,273	4,041
General Motors Company 5.40% 2048	7,428	8,219
American Funds Insurance Series — Bond Fund — Page 134 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Company 5.95% 2049	$6,913	$8,109
General Motors Financial Co. 3.70% 2020	15,295	15,318
General Motors Financial Co. 3.15% 2022	25	26
General Motors Financial Co. 3.45% 2022	200	205
General Motors Financial Co. 3.55% 2022	3,703	3,831
General Motors Financial Co. 3.25% 2023	964	997
General Motors Financial Co. 3.70% 2023	2,076	2,171
General Motors Financial Co. 5.20% 2023	4,371	4,745
General Motors Financial Co. 3.50% 2024	9,945	10,457
General Motors Financial Co. 3.95% 2024	6,269	6,637
General Motors Financial Co. 5.10% 2024	1,081	1,183
General Motors Financial Co. 2.75% 2025	2,879	2,952
General Motors Financial Co. 4.00% 2025	587	628
General Motors Financial Co. 5.25% 2026	995	1,120
General Motors Financial Co. 2.70% 2027	5,500	5,483
Home Depot, Inc. 4.40% 2021	7,200	7,274
Home Depot, Inc. 2.95% 2029	6,081	6,872
Home Depot, Inc. 4.50% 2048	1,915	2,573
Hyundai Capital America 3.75% 2021[2]	8,500	8,695
Hyundai Capital America 2.85% 2022[2]	4,118	4,261
Hyundai Capital America 3.00% 2022[2]	4,500	4,641
Hyundai Capital America 3.25% 2022[2]	1,521	1,583
Hyundai Capital America 3.95% 2022[2]	8,000	8,304
Hyundai Capital America 1.25% 2023[2]	3,150	3,145
Hyundai Capital America 2.375% 2023[2]	9,977	10,254
Hyundai Capital America 3.40% 2024[2]	8,180	8,677
Hyundai Capital America 1.80% 2025[2]	11,269	11,220
Hyundai Capital America 2.65% 2025[2]	13,054	13,468
Hyundai Capital America 2.375% 2027[2]	6,264	6,270
Hyundai Capital America 3.00% 2027[2]	10,408	10,779
McDonald’s Corp. 2.125% 2030	2,482	2,587
McDonald’s Corp. 4.45% 2047	3,535	4,396
McDonald’s Corp. 3.625% 2049	2,938	3,300
MGM Resorts International 7.75% 2022	2,000	2,112
Newell Rubbermaid Inc. 4.35% 2023	2,661	2,777
Newell Rubbermaid Inc. 4.70% 2026	15,114	16,130
NIKE, Inc. 3.25% 2040	6,171	7,036
NIKE, Inc. 3.875% 2045	1,560	1,942
Nissan Motor Co., Ltd. 2.60% 2022[2]	1,415	1,430
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	305
Starbucks Corp. 3.75% 2047	3,785	4,129
Starbucks Corp. 4.50% 2048	7,680	9,404
Starbucks Corp. 3.50% 2050	1,750	1,858
Toyota Motor Credit Corp. 3.375% 2030	6,664	7,689
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	5,426	5,630
Volkswagen Group of America Finance, LLC 2.70% 2022[2]	6,573	6,818
Volkswagen Group of America Finance, LLC 2.90% 2022[2]	2,030	2,100
Volkswagen Group of America Finance, LLC 3.125% 2023[2]	2,459	2,597
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	15,953	17,546
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	2,996	3,187
Volkswagen Group of America Finance, LLC 3.35% 2025[2]	2,636	2,882
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,177	1,369
		480,340
American Funds Insurance Series — Bond Fund — Page 135 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 4.24%	Principal amount (000)	Value (000)
Abbott Laboratories 3.40% 2023	$910	$989
Abbott Laboratories 3.75% 2026	2,244	2,607
Abbott Laboratories 4.75% 2036	4,565	6,108
AbbVie Inc. 3.20% 2022	9,600	10,116
AbbVie Inc. 3.20% 2029[2]	23,754	26,220
Amgen Inc. 2.45% 2030	10,000	10,618
Anthem, Inc. 2.375% 2025	1,534	1,631
AstraZeneca PLC 4.00% 2029	5,920	6,982
Bayer U.S. Finance II LLC 3.875% 2023[2]	15,658	17,128
Bayer U.S. Finance II LLC 4.25% 2025[2]	17,570	20,122
Becton, Dickinson and Company 3.734% 2024	903	999
Becton, Dickinson and Company 4.669% 2047	3,395	4,197
Boston Scientific Corp. 3.375% 2022	700	732
Boston Scientific Corp. 3.85% 2025	255	290
Bristol-Myers Squibb Co. 4.25% 2049	14,242	18,806
Centene Corp. 4.75% 2022	200	203
Centene Corp. 4.75% 2025	325	335
Centene Corp. 4.25% 2027	14,860	15,584
Centene Corp. 4.625% 2029	14,945	16,140
Centene Corp. 3.375% 2030	15,718	16,332
Cigna Corp. 4.375% 2028	7,090	8,432
EMD Finance LLC 2.95% 2022[2]	2,100	2,163
Gilead Sciences, Inc. 1.20% 2027	3,828	3,838
Gilead Sciences, Inc. 1.65% 2030	2,913	2,911
Gilead Sciences, Inc. 2.60% 2040	2,963	2,963
GlaxoSmithKline PLC 3.375% 2023	16,800	18,093
Laboratory Corp. of America Holdings 4.70% 2045	4,160	5,297
Novartis Capital Corp. 1.75% 2025	2,361	2,473
Novartis Capital Corp. 2.20% 2030	5,446	5,850
Shire PLC 3.20% 2026	15,100	16,808
Teva Pharmaceutical Finance Co. BV 2.20% 2021	4,911	4,879
Teva Pharmaceutical Finance Co. BV 2.80% 2023	16,420	15,732
Teva Pharmaceutical Finance Co. BV 7.125% 2025	45,000	47,339
Teva Pharmaceutical Finance Co. BV 3.15% 2026	68,853	60,892
Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	28,013
Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	38,929
UnitedHealth Group Inc. 3.35% 2022	4,385	4,622
UnitedHealth Group Inc. 3.75% 2025	5,410	6,180
Upjohn Inc. 3.85% 2040[2]	642	694
Upjohn Inc. 4.00% 2050[2]	2,507	2,683
Zimmer Holdings, Inc. 3.15% 2022	7,845	8,118
		463,048
Consumer staples 2.43%
Albertsons Companies, Inc. 3.50% 2023[2]	1,743	1,774
Altria Group, Inc. 2.85% 2022	4,800	4,997
Altria Group, Inc. 4.40% 2026	8,840	10,189
Altria Group, Inc. 4.50% 2043	1,585	1,727
Altria Group, Inc. 5.95% 2049	9,039	12,156
Anheuser-Busch InBev NV 4.75% 2029	7,500	9,130
Anheuser-Busch InBev NV 5.55% 2049	11,149	15,179
Anheuser-Busch InBev NV 4.50% 2050	5,000	6,025
British American Tobacco International Finance PLC 3.95% 2025[2]	16,879	18,783
British American Tobacco International Finance PLC 1.668% 2026	4,070	4,088
American Funds Insurance Series — Bond Fund — Page 136 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
British American Tobacco PLC 3.557% 2027	$10,991	$11,890
British American Tobacco PLC 2.259% 2028	4,348	4,366
British American Tobacco PLC 4.39% 2037	1,500	1,623
British American Tobacco PLC 4.54% 2047	12,786	13,708
British American Tobacco PLC 4.758% 2049	23,659	25,725
Conagra Brands, Inc. 5.30% 2038	436	561
Conagra Brands, Inc. 5.40% 2048	57	77
Constellation Brands, Inc. 3.50% 2027	7,500	8,392
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 0.811% 2021[4]	10,620	10,641
General Mills, Inc. 3.20% 2021	2,170	2,202
Imperial Tobacco Finance PLC 3.50% 2023[2]	2,335	2,444
JBS Investments GmbH II 7.00% 2026[2]	3,868	4,135
JBS Investments GmbH II 7.00% 2026	1,665	1,780
Keurig Dr Pepper Inc. 4.057% 2023	6,190	6,735
Keurig Dr Pepper Inc. 4.597% 2028	10,752	12,934
Molson Coors Brewing Co. 2.10% 2021	2,415	2,444
Molson Coors Brewing Co. 4.20% 2046	11,830	12,512
Philip Morris International Inc. 4.25% 2044	9,550	11,538
Reynolds American Inc. 3.25% 2022	1,477	1,526
Reynolds American Inc. 4.45% 2025	14,570	16,410
Reynolds American Inc. 5.85% 2045	1,970	2,398
Wal-Mart Stores, Inc. 2.85% 2024	6,765	7,345
Wal-Mart Stores, Inc. 3.05% 2026	7,720	8,701
WM. Wrigley Jr. Co. 3.375% 2020[2]	11,255	11,272
		265,407
Industrials 2.30%
Air Lease Corp. 2.875% 2026	11,453	11,272
Airbus Group SE 2.70% 2023[2]	2,120	2,217
Avolon Holdings Funding Ltd. 3.625% 2022[2]	2,810	2,763
Avolon Holdings Funding Ltd. 3.95% 2024[2]	12,514	11,897
Avolon Holdings Funding Ltd. 3.25% 2027[2]	8,000	7,153
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[1]	1,680	1,919
Boeing Company 4.508% 2023	12,891	13,582
Boeing Company 2.80% 2024	500	510
Boeing Company 4.875% 2025	30,517	33,337
Boeing Company 3.10% 2026	649	648
Boeing Company 2.70% 2027	12,966	12,657
Boeing Company 5.04% 2027	7,420	8,162
Boeing Company 3.20% 2029	784	773
Boeing Company 2.95% 2030	2,580	2,497
Boeing Company 5.15% 2030	3,000	3,370
Boeing Company 3.90% 2049	1,411	1,300
Boeing Company 5.805% 2050	2,812	3,405
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[2]	2,485	2,496
Carrier Global Corp. 2.722% 2030[2]	2,453	2,568
Carrier Global Corp. 3.377% 2040[2]	15,000	15,711
Carrier Global Corp. 3.577% 2050[2]	5,718	6,066
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	50	49
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	180	179
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	—[5]	—[5]
GE Capital International Funding Co. 4.418% 2035	20,075	21,263
General Electric Capital Corp. 3.10% 2023	1,750	1,837
General Electric Capital Corp. 3.373% 2025	4,615	4,930
American Funds Insurance Series — Bond Fund — Page 137 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
General Electric Capital Corp. 6.15% 2037	$1,425	$1,716
General Electric Co. 3.45% 2027	1,250	1,323
General Electric Co. 3.625% 2030	675	702
General Electric Co. 4.25% 2040	5,500	5,613
General Electric Co. 4.35% 2050	6,575	6,712
Harris Corp. 3.832% 2025	945	1,057
Mexico City Airport Trust 5.50% 2046	1,751	1,419
Mexico City Airport Trust 5.50% 2047	3,034	2,482
Mexico City Airport Trust 5.50% 2047[2]	215	176
Northrop Grumman Corp. 3.25% 2028	10,845	12,195
Union Pacific Corp. 2.15% 2027	2,213	2,358
Union Pacific Corp. 2.40% 2030	4,454	4,805
Union Pacific Corp. 3.25% 2050	7,000	7,806
United Rentals, Inc. 5.50% 2027	5,000	5,328
United Technologies Corp. 3.125% 2027	9,525	10,575
Vinci SA 3.75% 2029[2]	12,456	14,907
		251,735
Communication services 1.67%
Alphabet Inc. 2.05% 2050	8,450	7,896
Alphabet Inc. 2.25% 2060	5,125	4,861
AT&T Inc. 3.80% 2027	4,335	4,894
AT&T Inc. 4.35% 2045	633	711
AT&T Inc. 4.50% 2048	5,085	5,824
AT&T Inc. 3.50% 2053[2]	1,915	1,875
AT&T Inc. 3.55% 2055[2]	2,056	1,976
AT&T Inc. 3.65% 2059[2]	1,253	1,216
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[2]	4,800	5,057
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,642	5,870
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	6,197
CenturyLink, Inc. 4.00% 2027[2]	16,374	16,657
CenturyLink, Inc. 7.65% 2042	5,000	5,643
Comcast Corp. 3.15% 2028	7,200	8,098
Comcast Corp. 2.65% 2030	7,500	8,192
Comcast Corp. 4.00% 2048	5,000	6,055
Deutsche Telekom AG 3.625% 2050[2]	2,630	2,922
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[2]	5,170	5,228
SoftBank Group Corp. 3.36% 2023[2]	2,900	2,937
Tencent Holdings Ltd. 2.39% 2030[2]	10,000	10,179
T-Mobile US, Inc. 3.50% 2025[2]	3,275	3,597
T-Mobile US, Inc. 3.75% 2027[2]	5,000	5,603
T-Mobile US, Inc. 3.875% 2030[2]	4,500	5,122
T-Mobile US, Inc. 4.375% 2040[2]	2,100	2,464
T-Mobile US, Inc. 4.50% 2050[2]	11,575	13,934
Verizon Communications Inc. 4.40% 2034	5,080	6,351
Verizon Communications Inc. 4.00% 2050	1,700	2,100
Vodafone Group PLC 4.375% 2028	10,000	11,850
Vodafone Group PLC 4.25% 2050	3,050	3,548
Walt Disney Company 2.65% 2031	15,000	16,192
		183,049
American Funds Insurance Series — Bond Fund — Page 138 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 1.11%	Principal amount (000)	Value (000)
Apple Inc. 1.55% 2021	$11,630	$11,741
Broadcom Inc. 3.625% 2024	3,000	3,276
Broadcom Inc. 3.15% 2025	5,000	5,399
Broadcom Inc. 4.25% 2026	41,375	46,655
Broadcom Ltd. 3.875% 2027	14,860	16,500
Financial & Risk US Holdings, Inc. 6.25% 2026[2]	3,325	3,556
Microsoft Corp. 2.525% 2050	10,000	10,497
PayPal Holdings, Inc. 1.65% 2025	6,989	7,248
Simon Property Group, LP 3.50% 2025	4,775	5,237
Simon Property Group, LP 2.65% 2030	5,225	5,263
Visa Inc. 2.00% 2050	6,000	5,569
		120,941
Real estate 0.45%
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,641
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	181
American Campus Communities, Inc. 3.75% 2023	2,900	3,052
American Campus Communities, Inc. 3.875% 2031	620	679
Corporate Office Properties LP 5.25% 2024	10	11
Equinix, Inc. 2.90% 2026	3,287	3,549
Equinix, Inc. 3.20% 2029	3,846	4,245
Essex Portfolio LP 3.25% 2023	335	353
Essex Portfolio LP 3.875% 2024	1,000	1,095
Hospitality Properties Trust 4.25% 2021	257	256
Hospitality Properties Trust 5.00% 2022	1,270	1,269
Hospitality Properties Trust 4.50% 2025	855	774
Hospitality Properties Trust 3.95% 2028	1,710	1,433
Iron Mountain Inc. 4.875% 2027[2]	1,605	1,641
Iron Mountain Inc. 5.25% 2028[2]	3,500	3,651
Iron Mountain Inc. 4.875% 2029[2]	2,770	2,821
Iron Mountain Inc. 5.25% 2030[2]	3,000	3,133
Iron Mountain Inc. 4.50% 2031[2]	2,080	2,095
Kimco Realty Corp. 3.40% 2022	1,045	1,101
Omega Healthcare Investors, Inc. 4.375% 2023	900	966
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,061
Scentre Group 2.375% 2021[2]	175	176
Scentre Group 3.50% 2025[2]	4,565	4,844
WEA Finance LLC 3.25% 2020[2]	9,338	9,340
		49,367
Materials 0.12%
Air Products and Chemicals, Inc. 2.70% 2040	5,736	6,120
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 4.971% on 10/19/2020)[1,2]	4,765	4,767
Braskem SA 4.50% 2030[2]	2,500	2,337
		13,224
Total corporate bonds, notes & loans		3,965,693
Mortgage-backed obligations 28.70% Federal agency mortgage-backed obligations 27.83%
Fannie Mae 6.00% 2037[6]	70	82
Fannie Mae Pool #976945 5.50% 2023[6]	111	114
Fannie Mae Pool #AB1068 4.50% 2025[6]	147	156
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AB4088 3.00% 2026[6]	$712	$747
Fannie Mae Pool #AJ9156 3.00% 2026[6]	352	370
Fannie Mae Pool #AJ6967 3.00% 2026[6]	177	186
Fannie Mae Pool #AJ5522 3.00% 2026[6]	4	4
Fannie Mae Pool #256133 4.50% 2026[6]	169	183
Fannie Mae Pool #AK5394 3.00% 2027[6]	844	887
Fannie Mae Pool #AL5603 3.00% 2027[6]	756	794
Fannie Mae Pool #AL4641 3.00% 2027[6]	345	363
Fannie Mae Pool #AX3597 3.00% 2027[6]	345	362
Fannie Mae Pool #AB4281 3.00% 2027[6]	148	155
Fannie Mae Pool #AJ9355 3.00% 2027[6]	97	102
Fannie Mae Pool #AB4486 3.00% 2027[6]	77	80
Fannie Mae Pool #AB5236 3.00% 2027[6]	30	32
Fannie Mae Pool #AO0800 3.00% 2027[6]	26	28
Fannie Mae Pool #AK0971 3.00% 2027[6]	13	13
Fannie Mae Pool #AL3802 3.00% 2028[6]	1,053	1,107
Fannie Mae Pool #AR3058 3.00% 2028[6]	111	116
Fannie Mae Pool #AL8241 3.00% 2029[6]	985	1,035
Fannie Mae Pool #BM4299 3.00% 2030[6]	2,986	3,131
Fannie Mae Pool #AL9573 3.00% 2031[6]	119	125
Fannie Mae Pool #AS8018 3.00% 2031[6]	85	92
Fannie Mae Pool #BM4741 3.00% 2032[6]	73	77
Fannie Mae Pool #924866 2.265% 2037[4,6]	736	746
Fannie Mae Pool #945680 6.00% 2037[6]	745	874
Fannie Mae Pool #889982 5.50% 2038[6]	1,631	1,892
Fannie Mae Pool #988588 5.50% 2038[6]	306	354
Fannie Mae Pool #AB1297 5.00% 2040[6]	327	376
Fannie Mae Pool #AH9479 5.00% 2041[6]	1,970	2,271
Fannie Mae Pool #AH8144 5.00% 2041[6]	1,936	2,232
Fannie Mae Pool #AI1862 5.00% 2041[6]	1,601	1,851
Fannie Mae Pool #AI3510 5.00% 2041[6]	1,000	1,157
Fannie Mae Pool #AJ0704 5.00% 2041[6]	862	996
Fannie Mae Pool #AJ5391 5.00% 2041[6]	508	588
Fannie Mae Pool #BM6240 3.256% 2044[4,6]	3,413	3,576
Fannie Mae Pool #AZ3904 4.00% 2045[6]	92	99
Fannie Mae Pool #AL8522 3.50% 2046[6]	1,701	1,876
Fannie Mae Pool #BD1968 4.00% 2046[6]	2,161	2,354
Fannie Mae Pool #BE0592 4.00% 2046[6]	924	989
Fannie Mae Pool #BD5477 4.00% 2046[6]	519	569
Fannie Mae Pool #CA0770 3.50% 2047[6]	12,553	13,338
Fannie Mae Pool #BJ1910 3.50% 2047[6]	5,102	5,402
Fannie Mae Pool #CA0706 4.00% 2047[6]	326	350
Fannie Mae Pool #MA3058 4.00% 2047[6]	132	142
Fannie Mae Pool #BM4413 4.50% 2047[6]	8,085	8,786
Fannie Mae Pool #BF0293 3.00% 2048[6]	14,258	15,216
Fannie Mae Pool #BF0318 3.50% 2048[6]	13,897	14,989
Fannie Mae Pool #CA1189 3.50% 2048[6]	3,649	3,869
Fannie Mae Pool #BK4764 4.00% 2048[6]	3,676	3,916
Fannie Mae Pool #BK0920 4.00% 2048[6]	1,980	2,110
Fannie Mae Pool #BJ9252 4.00% 2048[6]	618	660
Fannie Mae Pool #MA3384 4.00% 2048[6]	388	415
Fannie Mae Pool #BJ9256 4.00% 2048[6]	355	379
Fannie Mae Pool #BJ0639 4.00% 2048[6]	250	268
Fannie Mae Pool #BJ9169 4.00% 2048[6]	225	240
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK0915 4.00% 2048[6]	$188	$201
Fannie Mae Pool #BJ5749 4.00% 2048[6]	33	36
Fannie Mae Pool #BM4676 4.00% 2048[6]	27	30
Fannie Mae Pool #BK9758 4.00% 2048[6]	19	21
Fannie Mae Pool #CA2493 4.50% 2048[6]	2,061	2,232
Fannie Mae Pool #CA4534 3.00% 2049[6]	17,720	19,002
Fannie Mae Pool #CA3807 3.00% 2049[6]	2,419	2,602
Fannie Mae Pool #CA3806 3.00% 2049[6]	1,281	1,391
Fannie Mae Pool #FM0007 3.50% 2049[6]	35,986	38,871
Fannie Mae Pool #CA4802 3.50% 2049[6]	32,758	36,113
Fannie Mae Pool #FM1954 3.50% 2049[6]	16,771	18,009
Fannie Mae Pool #FM1589 3.50% 2049[6]	10,709	11,486
Fannie Mae Pool #FM2092 3.50% 2049[6]	9,419	10,282
Fannie Mae Pool #MA3803 3.50% 2049[6]	2,928	3,086
Fannie Mae Pool #FM1262 4.00% 2049[6]	143,619	155,159
Fannie Mae Pool #CA3084 4.00% 2049[6]	24,530	26,160
Fannie Mae Pool #BN6006 4.50% 2049[6]	346	374
Fannie Mae Pool #BF0264 3.50% 2058[6]	14,808	16,366
Fannie Mae Pool #BF0332 3.00% 2059[6]	31,895	34,022
Fannie Mae, Series 2001-4, Class GA, 9.098% 2025[4,6]	—[5]	—[5]
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[6]	11	13
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[6]	24	29
Fannie Mae, Series 2002-W1, Class 2A, 5.525% 2042[4,6]	31	35
Freddie Mac 3.50% 2045[6]	25,323	28,188
Freddie Mac 3.50% 2048[6]	25,874	28,297
Freddie Mac 4.00% 2048[6]	2,909	3,106
Freddie Mac Pool #ZA2657 3.00% 2026[6]	512	538
Freddie Mac Pool #ZK3537 3.00% 2026[6]	94	99
Freddie Mac Pool #ZK4277 3.00% 2027[6]	625	657
Freddie Mac Pool #ZK3836 3.00% 2027[6]	230	242
Freddie Mac Pool #ZK3970 3.00% 2027[6]	203	213
Freddie Mac Pool #ZS6521 3.00% 2027[6]	130	136
Freddie Mac Pool #ZK3893 3.00% 2027[6]	65	69
Freddie Mac Pool #ZK4162 3.00% 2027[6]	49	52
Freddie Mac Pool #ZS8452 3.00% 2027[6]	16	17
Freddie Mac Pool #ZS8463 3.00% 2027[6]	6	7
Freddie Mac Pool #ZK4039 3.00% 2027[6]	7	7
Freddie Mac Pool #ZS8507 3.00% 2028[6]	246	259
Freddie Mac Pool #ZK7590 3.00% 2029[6]	4,975	5,265
Freddie Mac Pool #ZK7593 3.00% 2029[6]	258	273
Freddie Mac Pool #ZT1931 3.00% 2033[6]	339	356
Freddie Mac Pool #A15120 5.50% 2033[6]	66	73
Freddie Mac Pool #QN1073 3.00% 2034[6]	171	181
Freddie Mac Pool #G05196 5.50% 2038[6]	90	104
Freddie Mac Pool #G05267 5.50% 2038[6]	68	79
Freddie Mac Pool #G06020 5.50% 2039[6]	131	151
Freddie Mac Pool #A93948 4.50% 2040[6]	301	339
Freddie Mac Pool #G05860 5.50% 2040[6]	478	553
Freddie Mac Pool #G06868 4.50% 2041[6]	331	372
Freddie Mac Pool #G06841 5.50% 2041[6]	730	848
Freddie Mac Pool #841039 3.596% 2043[4,6]	3,390	3,516
Freddie Mac Pool #Z40130 3.00% 2046[6]	31,568	34,653
Freddie Mac Pool #G61733 3.00% 2047[6]	8,080	8,721
Freddie Mac Pool #G08792 3.50% 2047[6]	36,815	38,994
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q52157 3.50% 2047[6]	$4,993	$5,287
Freddie Mac Pool #G08789 4.00% 2047[6]	1,983	2,128
Freddie Mac Pool #G67710 3.50% 2048[6]	24,838	26,750
Freddie Mac Pool #G61628 3.50% 2048[6]	738	802
Freddie Mac Pool #SI2002 4.00% 2048[6]	4,018	4,293
Freddie Mac Pool #SD7509 3.00% 2049[6]	54,718	58,222
Freddie Mac Pool #QA4673 3.00% 2049[6]	44,726	47,937
Freddie Mac Pool #SD7507 3.00% 2049[6]	30,230	32,401
Freddie Mac Pool #QA5125 3.50% 2049[6]	29,926	32,991
Freddie Mac Pool #SD7508 3.50% 2049[6]	21,674	23,894
Freddie Mac Pool #RA1369 3.50% 2049[6]	5,453	5,898
Freddie Mac Pool #ZN4842 3.50% 2049[6]	1,878	2,023
Freddie Mac Pool #RA1110 3.50% 2049[6]	389	411
Freddie Mac Pool #ZA6269 4.50% 2049[6]	149	162
Freddie Mac Pool #RA2020 3.00% 2050[6]	3,638	3,881
Freddie Mac Pool #SD7514 3.50% 2050[6]	43,668	47,014
Freddie Mac, Series 3061, Class PN, 5.50% 2035[6]	96	114
Freddie Mac, Series 3318, Class JT, 5.50% 2037[6]	239	273
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 2021[6]	6,476	6,549
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[6]	4,300	4,417
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[6]	9,240	9,468
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[6]	200	189
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[6]	201	187
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[6]	16,283	17,537
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[6]	3,310	3,604
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[6]	4,712	4,895
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[6]	785	825
Government National Mortgage Assn. 2.50% 2050[6,7]	250,000	261,562
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[6]	46,129	49,042
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[6]	6,695	7,112
Government National Mortgage Assn. Pool #MA6221 4.50% 2049[6]	21,195	22,714
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[6]	2,259	2,428
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[6]	52,108	56,655
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[6]	142	154
Uniform Mortgage-Backed Security 1.50% 2035[6,7]	307,244	314,083
Uniform Mortgage-Backed Security 1.50% 2035[6,7]	171,406	175,343
Uniform Mortgage-Backed Security 2.00% 2035[6,7]	372,150	386,716
Uniform Mortgage-Backed Security 2.00% 2050[6,7]	555,905	573,337
Uniform Mortgage-Backed Security 3.00% 2050[6,7]	100,105	104,895
Uniform Mortgage-Backed Security 3.50% 2050[6,7]	7,989	8,423
Uniform Mortgage-Backed Security 4.00% 2050[6,7]	26,741	28,519
Uniform Mortgage-Backed Security 4.50% 2050[6,7]	67,589	73,126
		3,041,367
Collateralized mortgage-backed obligations (privately originated) 0.55%
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[2,6]	433	436
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.748% 2029[2,4,6]	3,175	3,121
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[2,4,6]	1,789	1,851
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[2,4,6]	1,145	1,193
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[2,4,6]	1,706	1,765
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[2,4,6]	1,950	1,972
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[2,4,6]	475	481
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[2,4,6]	243	241
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[2,4,6]	1,785	1,799
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[2,6]	$1,612	$1,668
Finance of America HECM Buyout, Series 2019-HB1, Class M1, 2.105% 2030[2,4,6]	1,400	1,411
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 2030[2,4,6]	500	490
Finance of America HECM Buyout, Series 2020-HB1, Class M3, 2.723% 2030[2,4,6]	253	243
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[2,6]	597	597
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 2049[2,6]	1,717	1,722
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[2,6]	4,597	4,951
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[2,6]	3,866	4,197
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[6]	240	273
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[2,4,6]	5,093	5,264
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[2,4,6]	1,627	1,658
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.906% 2022[2,4,6]	13,444	13,474
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.156% 2022[2,4,6]	6,556	6,578
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[2,4,6]	2,452	2,540
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[2,4,6]	1,998	2,050
		59,975
Commercial mortgage-backed securities 0.32%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[6]	100	117
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[6]	770	913
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[6]	1,018	1,159
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[6]	130	146
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[6]	205	236
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[4,6]	2,444	2,908
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[6]	295	318
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[6]	2,541	3,066
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[4,6]	781	958
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[6]	250	276
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[6]	610	686
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[2,6]	430	421
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[2,4,6]	312	328
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[6]	350	382
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.709% 2048[4,6]	204	201
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[4,6]	300	315
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[6]	200	219
GS Mortgage Securities Corp. II, Series 2011-GC5, Class B, 5.555% 2044[2,4,6]	530	527
GS Mortgage Securities Corp. II, Series 2017-GS7, Class A4, 3.43% 2050[6]	400	454
GS Mortgage Securities Corp. II, Series 2020-GC47, Class A5, 2.377% 2053[6]	1,536	1,652
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[6]	100	118
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[6]	3,280	3,595
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[6]	640	733
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[2,6]	785	819
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[4,6]	2,040	2,326
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2,6]	292	288
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[6]	2,038	2,220
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306% 2048[6]	410	446
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72% 2049[6]	245	280
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[6]	730	820
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.762% 2049[4,6]	208	199
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 2048[6]	2,437	2,687
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.238% 2048[4,6]	220	214
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[6]	350	348
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[6]	$130	$142
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[6]	2,550	2,917
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[6]	1,019	1,155
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[6]	250	280
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[6]	205	234
		35,103
Total mortgage-backed obligations		3,136,445
U.S. Treasury bonds & notes 25.16% U.S. Treasury 21.64%
U.S. Treasury 2.625% 2023	70,000	75,557
U.S. Treasury 2.75% 2023	173,600	185,247
U.S. Treasury 2.125% 2024	72,100	77,584
U.S. Treasury 2.125% 2024[8]	72,100	77,382
U.S. Treasury 0.25% 2025[8]	462,509	462,062
U.S. Treasury 2.875% 2025[8]	96,200	108,228
U.S. Treasury 2.875% 2025	72,100	80,716
U.S. Treasury 1.375% 2026[8]	75,000	79,430
U.S. Treasury 1.625% 2026	50,000	53,715
U.S. Treasury 0.50% 2027[8]	212,200	213,198
U.S. Treasury 0.50% 2027	160,000	160,419
U.S. Treasury 2.25% 2027[8]	120,200	135,165
U.S. Treasury 2.25% 2027[8]	72,100	80,488
U.S. Treasury 6.125% 2027	24,000	33,581
U.S. Treasury 2.875% 2028	72,100	85,144
U.S. Treasury 1.125% 2040[8]	88,288	87,019
U.S. Treasury 2.25% 2049[8]	43,052	51,279
U.S. Treasury 3.00% 2049[8]	150,000	205,321
U.S. Treasury 1.25% 2050	48,025	45,586
U.S. Treasury 1.375% 2050	69,250	67,788
		2,364,909
U.S. Treasury inflation-protected securities 3.52%
U.S. Treasury Inflation-Protected Security 0.375% 2027[8,9]	79,427	88,348
U.S. Treasury Inflation-Protected Security 0.50% 2028[8,9]	78,768	88,457
U.S. Treasury Inflation-Protected Security 1.00% 2049[8,9]	83,338	116,427
U.S. Treasury Inflation-Protected Security 0.25% 2050[9]	77,688	91,651
		384,883
Total U.S. Treasury bonds & notes		2,749,792
Bonds & notes of governments & government agencies outside the U.S. 3.33%
Abu Dhabi (Emirate of) 2.50% 2025[2]	10,000	10,660
Abu Dhabi (Emirate of) 3.125% 2030[2]	7,775	8,730
Abu Dhabi (Emirate of) 1.70% 2031[2]	2,100	2,082
Abu Dhabi (Emirate of) 3.875% 2050[2]	5,560	6,811
Dominican Republic 5.95% 2027[2]	8,100	8,712
Italy (Republic of) 0.95% 2023	€45,000	54,130
Italy (Republic of) 1.50% 2025	33,327	41,394
Japan, Series 20, 0.10% 2025[9]	¥11,430,000	108,117
Paraguay (Republic of) 4.625% 2023	$1,025	1,086
Paraguay (Republic of) 5.00% 2026	1,250	1,428
Paraguay (Republic of) 4.95% 2031	3,487	4,033
Portuguese Republic 5.125% 2024	24,775	29,046
American Funds Insurance Series — Bond Fund — Page 144 of 233

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Portuguese Republic 5.65% 2024	€20,000	$28,257
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	$1,862	1,946
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[2]	1,020	1,134
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[2]	1,270	1,400
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	340	392
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[2]	1,150	1,349
Qatar (State of) 4.50% 2028[2]	5,100	6,110
Qatar (State of) 5.103% 2048[2]	3,400	4,735
Saudi Arabia (Kingdom of) 3.628% 2027[2]	5,000	5,542
Saudi Arabia (Kingdom of) 3.625% 2028[2]	11,435	12,694
United Mexican States, Series M, 5.75% 2026	MXN527,500	24,447
		364,235
Asset-backed obligations 2.31%
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[2,6]	$7,689	7,941
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[2,6]	2,427	2,456
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[2,6]	623	634
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[2,6]	1,279	1,316
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15% 2024[2,6]	900	903
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[2,6]	2,602	2,633
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[6]	5,408	5,455
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[6]	400	419
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[2,6]	11,415	11,574
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[2,6]	2,191	2,244
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[2,6]	3,738	3,815
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[2,6]	405	413
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[2,6]	835	853
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[2,6]	743	757
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[2,6]	1,125	1,145
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[2,6]	3,045	3,132
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[2,6]	7,411	7,590
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[6]	2,480	2,512
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[6]	4,910	5,071
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[6]	4,665	4,803
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[6]	4,020	4,157
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[2,6]	880	896
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[2,6]	1,915	1,963
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[2,6]	2,565	2,625
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[2,6]	4,250	4,414
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[2,6]	817	822
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[2,6]	2,018	2,023
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[2,6]	3,006	3,031
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[2,6]	5,000	5,110
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[2,6]	2,500	2,573
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[2,6]	4,145	4,230
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[6]	780	782
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[2,6]	5,000	5,137
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[2,6]	6,000	6,224
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[6]	1,012	1,016
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[2,6]	26,755	27,069
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[2,6]	17,675	19,084
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[2,6]	939	1,028
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[2,6]	6,672	7,001
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[2,6]	30,740	33,911
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[6]	2,625	2,716
American Funds Insurance Series — Bond Fund — Page 145 of 233

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 2024[6]	$360	$367
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[6]	301	312
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[6]	425	440
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[6]	520	531
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[6]	360	368
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[2,6]	1,509	1,512
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[2,6]	3,281	3,294
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[2,6]	1,758	1,765
Home Equity Mortgage Trust, Series 2006-6, Class 2A1, (1-month USD-LIBOR + 0.10%) 0.348% 2037[4,6]	1,321	56
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[2,6]	2,190	2,244
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[2,6]	1,355	1,396
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[6]	1,211	1,216
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[6]	3,110	3,215
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[6]	3,344	3,350
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[6]	2,211	2,216
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[2,6]	773	779
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[2,6]	6,000	6,410
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[2,6]	483	485
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[2,6]	2,450	2,465
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 0.965% 2026[2,4,6]	1,437	1,433
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[6]	16,000	16,456
		251,788
Municipals 1.98% Illinois 1.88%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	30,835	31,175
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	65	68
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	8,945	9,071
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	410	418
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	1,190	1,260
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	1,100	1,238
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	2,205	2,448
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	490	536
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	980	1,083
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	1,350	1,439
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	980	1,064
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	2,770	2,945
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	730	822
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	855	1,075
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	430	536
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	245	276
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	245	303
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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	$245	$275
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	490	603
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	490	600
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	245	299
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	280	307
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	1,090	1,370
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	730	909
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	490	338
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	665	672
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	1,875	1,904
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	22,553	22,950
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,310	108,524
G.O. Bonds, Series 2013-B, 4.11% 2022	750	754
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,147
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,439
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,362
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	1,946	1,981
		205,191
California 0.06%
G.O. Bonds, Series 2009, 7.50% 2034	2,100	3,494
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,885
		7,379
Texas 0.04%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	4,075	4,240
Total municipals		216,810
Federal agency bonds & notes 0.12%
Fannie Mae 2.125% 2026	11,910	13,023
Total bonds, notes & other debt instruments (cost: $10,161,544,000)		10,697,786
Common stocks 0.00% Communication services 0.00%	Shares
Adelphia Recovery Trust, Series ACC-1[10,11,12]	2,409,545	1
Total common stocks (cost: $176,000)		1
American Funds Insurance Series — Bond Fund — Page 147 of 233

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Short-term securities 18.07% Money market investments 18.07%	Shares	Value (000)
Capital Group Central Cash Fund 0.12%[13,14]	19,748,212	$1,975,019
Total short-term securities (cost: $1,975,046,000)		1,975,019
Total investment securities 115.96% (cost: $12,136,766,000)		12,672,806
Other assets less liabilities (15.96)%		(1,744,335)
Net assets 100.00%		$10,928,471
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 9/30/2020[16] (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
2 Year U.S. Treasury Note Futures	Long	3,975	January 2021	$795,000	$878,320	$416
5 Year Euro-Bobl Futures	Short	1,389	December 2020	€(138,900)	(220,129)	(245)
5 Year U.S. Treasury Note Futures	Long	17,842	January 2021	$1,784,200	2,248,649	2,617
10 Year Euro-Bund Futures	Short	503	December 2020	€(50,300)	(102,922)	(455)
10 Year U.S. Treasury Note Futures	Short	986	December 2020	$(98,600)	(137,578)	(428)
10 Year Ultra U.S. Treasury Note Futures	Short	3,529	December 2020	(352,900)	(564,364)	(1,436)
30 Year Euro-Buxl Futures	Long	245	December 2020	€24,500	63,965	1,278
30 Year Ultra U.S. Treasury Bond Futures	Long	33	December 2020	$3,300	7,320	13
						$1,760
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2020 (000)
Purchases (000)	Sales (000)
USD129,032	EUR109,250	Morgan Stanley	10/9/2020	$917
USD34,988	MXN755,000	Morgan Stanley	10/9/2020	879
USD101,086	JPY10,730,000	HSBC Bank	10/13/2020	(668)
USD13,785	JPY1,445,000	Citibank	10/21/2020	81
KRW61,567,000	USD52,702	Citibank	10/23/2020	(59)
KRW61,567,000	USD52,716	Goldman Sachs	10/23/2020	(73)
KRW37,816,057	USD32,432	Goldman Sachs	10/23/2020	(97)
USD53,959	EUR46,000	Standard Chartered Bank	10/26/2020	(3)
				$977
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2020 (000)
3-month USD-LIBOR	2.18075%	3/29/2024	$31,600	$(2,127)	$—	$(2,127)
3-month USD-LIBOR	2.194%	3/29/2024	31,900	(2,161)	—	(2,161)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	(2,299)	—	(2,299)
American Funds Insurance Series — Bond Fund — Page 148 of 233

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Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2020 (000)
3-month USD-LIBOR	2.3105%	5/3/2024	$275,590	$(20,270)	$—	$(20,270)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,729)	—	(1,729)
U.S. EFFR	0.10875%	7/6/2025	$121,300	93	—	93
U.S. EFFR	0.0995%	7/9/2025	60,700	75	—	75
U.S. EFFR	0.105%	7/9/2025	60,600	58	—	58
U.S. EFFR	0.099%	7/10/2025	149,000	188	—	188
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(787)	—	(787)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(1,338)	—	(1,338)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	1,628	—	1,628
					$—	$(28,669)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2020 (000)
CDX.NA.HY.35	5.00%/Quarterly	12/20/2025	$169,500	$(6,945)	$(6,948)	$3
Investments in affiliates14

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2020 (000)	Dividend income (000)
Short-term securities 18.07%
Money market investments 18.07%
Capital Group Central Cash Fund 0.12%[13]	$602,451	$4,420,364	$3,048,588	$930	$(138)	$1,975,019	$4,908
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,173,117,000, which represented 10.73% of the net assets of the fund.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Amount less than one thousand.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $38,306,000, which represented .35% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $1,000, which represented less than .01% of the net assets of the fund.
[11]	Value determined using significant unobservable inputs.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 9/30/2020.
[14]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Bond Fund — Page 149 of 233

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Key to abbreviations and symbols
CLO = Collateralized Loan Obligations	LIBOR = London Interbank Offered Rate
EFFR = Effective Federal Funds Rate	MXN = Mexican pesos
EUR/€ = Euros	Ref. = Refunding
EURIBOR = Euro Interbank Offered Rate	Rev. = Revenue
G.O. = General Obligation	SOFR = Secured Overnight Financing Rate
ICE = Intercontinental Exchange, Inc.	TBA = To-be-announced
JPY/¥ = Japanese yen	USD/$ = U.S. dollars
KRW = South Korean won
American Funds Insurance Series — Bond Fund — Page 150 of 233

Capital World Bond Fund®
Investment portfolio
September 30, 2020
unaudited
Bonds, notes & other debt instruments 98.29% Euros 17.56%	Principal amount (000)	Value (000)
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	€4,200	$5,461
Altria Group, Inc. 1.00% 2023	1,020	1,220
Altria Group, Inc. 1.70% 2025	1,600	1,977
Altria Group, Inc. 2.20% 2027	2,900	3,681
American Honda Finance Corp. 1.60% 2022	620	745
American Honda Finance Corp. 1.95% 2024	560	704
AT&T Inc. 1.60% 2028	2,350	2,922
Bank of America Corp. 3.648% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	7,159
Barclays Bank PLC 6.00% 2021	1,000	1,192
Barclays Bank PLC 6.625% 2022	1,070	1,369
Belgium (Kingdom of) 0% 2027	9,160	11,101
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[1]	1,500	1,807
CaixaBank, SA 2.25% 2030 (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.68% on 4/17/2025)[1]	2,400	2,847
Comcast Corp. 0.25% 2027	1,250	1,470
Cote d’Ivoire (Republic of) 5.25% 2030	900	959
Cote d’Ivoire (Republic of) 5.875% 2031	840	894
Deutsche Telekom International Finance BV 7.50% 2033	200	419
Dow Chemical Co. 0.50% 2027	1,110	1,264
Dow Chemical Co. 1.125% 2032	1,010	1,135
Egypt (Arab Republic of) 5.625% 2030	745	794
European Financial Stability Facility 0.40% 2025	6,000	7,330
French Republic O.A.T. 0% 2030	17,930	21,549
Germany (Federal Republic of) 0% 2030	12,570	15,525
Germany (Federal Republic of) 0% 2050	3,220	3,884
Goldman Sachs Group, Inc. 3.375% 2025[2]	5,000	6,636
Greece (Hellenic Republic of) 3.45% 2024	9,595	12,494
Greece (Hellenic Republic of) 3.375% 2025	10,805	14,286
Greece (Hellenic Republic of) 3.75% 2028	4,964	7,051
Greece (Hellenic Republic of) 3.875% 2029	6,884	10,027
Greece (Hellenic Republic of) 1.50% 2030	13,930	17,051
Groupe BPCE SA 4.625% 2023	1,200	1,573
Groupe BPCE SA 1.00% 2025	2,900	3,507
Honeywell International Inc. 0.75% 2032	370	438
Intesa Sanpaolo SpA 6.625% 2023	510	682
Ireland (Republic of) 0.20% 2030	900	1,094
Israel (State of) 2.875% 2024	1,180	1,520
Israel (State of) 1.50% 2027	775	989
Israel (State of) 1.50% 2029	725	933
Italy (Republic of) 0.05% 2023	5,310	6,253
Italy (Republic of) 0.10% 2023[3]	19,242	22,668
Italy (Republic of) 1.85% 2025	16,520	20,821
Italy (Republic of) 2.80% 2028	3,678	5,047
Italy (Republic of) 1.35% 2030	1,657	2,044
JPMorgan Chase & Co. 0.389% 2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]	3,208	3,727
Lloyds Banking Group PLC 1.75% 2028[1]	2,400	2,831
Morocco (Kingdom of) 3.50% 2024	1,400	1,794
American Funds Insurance Series — Capital World Bond Fund — Page 151 of 233

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Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Morocco (Kingdom of) 1.375% 2026	€1,130	$1,325
Morocco (Kingdom of) 2.00% 2030	1,285	1,482
Morocco (Kingdom of) 1.50% 2031	4,100	4,536
Morocco (Kingdom of) 1.50% 2031	1,700	1,881
Netherlands (Kingdom of the) 0% 2027	10,320	12,546
Philippines (Republic of) 0.70% 2029	940	1,080
Portuguese Republic 0.475% 2030	1,610	1,927
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)[1]	2,400	2,853
Romania 3.624% 2030	4,600	6,112
Romania 2.00% 2032	2,665	3,088
Romania 3.50% 2034	835	1,083
Romania 3.875% 2035	2,810	3,756
Romania 3.375% 2038	4,170	5,216
Romania 4.625% 2049	11,045	15,829
Romania 4.625% 2049	80	115
Russian Federation 2.875% 2025	3,000	3,865
Russian Federation 2.875% 2025	1,500	1,933
Serbia (Republic of) 3.125% 2027	13,987	17,556
Serbia (Republic of) 3.125% 2027	1,760	2,209
Serbia (Republic of) 1.50% 2029	4,943	5,609
Spain (Kingdom of) 0.80% 2027	2,280	2,829
Spain (Kingdom of) 1.45% 2029	1,890	2,471
Spain (Kingdom of) 1.25% 2030	13,840	17,843
Spain (Kingdom of) 2.70% 2048	850	1,409
State Grid Europe Development (2014) PLC 1.50% 2022	194	231
State Grid Overseas Investment Ltd. 1.25% 2022	765	911
State Grid Overseas Investment Ltd. 1.375% 2025	441	537
State Grid Overseas Investment Ltd. 2.125% 2030	200	258
Stryker Corp. 0.25% 2024	480	566
Stryker Corp. 0.75% 2029	980	1,164
Stryker Corp. 1.00% 2031	450	537
Takeda Pharmaceutical Company, Ltd. 2.25% 2026	2,275	2,968
Takeda Pharmaceutical Company, Ltd. 0.75% 2027	2,103	2,511
Takeda Pharmaceutical Company, Ltd. 1.00% 2029	2,943	3,526
Tunisia (Republic of) 6.75% 2023	1,250	1,392
Tunisia (Republic of) 6.375% 2026	3,800	4,028
Ukraine 6.75% 2026	3,119	3,570
Ukraine 6.75% 2026	1,225	1,402
Ukraine 4.375% 2030	2,705	2,601
UniCredit SpA 5.75% 2025[1]	900	1,059
		386,688
Japanese yen 9.26%
Export-Import Bank of India 0.59% 2022	¥400,000	3,772
Goldman Sachs Group, Inc. 1.00% 2021[2]	28,000	267
Goldman Sachs Group, Inc. 2.80% 2022[2]	100,000	978
Indonesia (Republic of) 0.67% 2021	200,000	1,894
Indonesia (Republic of) 0.54% 2022	100,000	943
Japan, Series 19, 0.10% 2024[3]	1,844,567	17,469
Japan, Series 18, 0.10% 2024[3]	1,024,182	9,685
Japan, Series 20, 0.10% 2025[3]	680,720	6,439
Japan, Series 21, 0.10% 2026[3]	989,703	9,357
Japan, Series 346, 0.10% 2027	875,700	8,419
Japan, Series 23, 0.10% 2028[3]	1,994,170	18,889
Japan, Series 356, 0.10% 2029	3,529,000	33,824
American Funds Insurance Series — Capital World Bond Fund — Page 152 of 233

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Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
Japan, Series 24, 0.10% 2029[3]	¥1,609,264	$15,251
Japan, Series 116, 2.20% 2030	576,100	6,598
Japan, Series 145, 1.70% 2033	2,210,000	25,023
Japan, Series 152, 1.20% 2035	966,000	10,427
Japan, Series 21, 2.30% 2035	720,000	8,908
Japan, Series 42, 1.70% 2044	641,900	7,739
Japan, Series 59, 0.70% 2048	260,500	2,565
Japan, Series 12, 0.50% 2059	138,850	1,266
KT Corp. 0.30% 2020	600,000	5,688
KT Corp. 0.38% 2021	200,000	1,895
United Mexican States 0.70% 2021	600,000	5,682
United Mexican States 0.62% 2022	100,000	940
		203,918
Chinese yuan renminbi 4.96%
China (People’s Republic of), Series 1916, 3.12% 2026	CNY50,200	7,385
China (People’s Republic of), Series 1906, 3.29% 2029	73,800	10,917
China (People’s Republic of), Series 1910, 3.86% 2049	259,860	38,220
China Development Bank Corp., Series 1814, 4.15% 2025	20,900	3,151
China Development Bank Corp., Series 1909, 3.50% 2026	10,400	1,519
China Development Bank Corp., Series 2004, 3.43% 2027	150,100	21,823
China Development Bank Corp., Series 1805, 4.04% 2028	51,800	7,755
China Development Bank Corp., Series 1905, 3.48% 2029	128,200	18,447
		109,217
British pounds 3.36%
France Télécom 5.375% 2050	£300	656
Lloyds Banking Group PLC 7.625% 2025	655	1,073
United Kingdom 2.75% 2024	1,210	1,736
United Kingdom 1.25% 2027	570	796
United Kingdom 4.25% 2027	2,800	4,705
United Kingdom 1.625% 2028	2,215	3,211
United Kingdom 0.375% 2030	4,970	6,484
United Kingdom 4.75% 2030	14,360	26,973
United Kingdom 4.25% 2032	3,414	6,376
United Kingdom 0.625% 2035	2,222	2,889
United Kingdom 3.25% 2044	4,440	8,788
United Kingdom 0.625% 2050	8,300	10,284
		73,971
Danish kroner 2.58%
Nordea Kredit 0.50% 2040[4]	DKr20,230	3,177
Nykredit Realkredit AS, Series 01E, 1.50% 2037[4]	29,888	4,907
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]	9,191	1,510
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]	194,982	30,614
Nykredit Realkredit AS, Series 01E, 1.50% 2040[4]	97,953	16,012
Nykredit Realkredit AS, Series 01E, 2.50% 2047[4]	3,351	558
		56,778
Canadian dollars 2.11%
Canada 1.00% 2022	C$1,050	800
Canada 2.25% 2025	15,900	13,025
Canada 2.25% 2029	26,105	22,515
American Funds Insurance Series — Capital World Bond Fund — Page 153 of 233

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Bonds, notes & other debt instruments (continued) Canadian dollars (continued)	Principal amount (000)	Value (000)
Canada 2.75% 2048	C$3,500	$3,685
Quebec (Province of) 1.90% 2030	8,200	6,522
		46,547
Mexican pesos 1.91%
Petróleos Mexicanos 7.19% 2024	MXN7,073	278
Petróleos Mexicanos 7.47% 2026	91,927	3,302
United Mexican States, Series M, 7.50% 2027	444,420	22,360
United Mexican States, Series M20, 8.50% 2029	178,400	9,548
United Mexican States, Series M30, 8.50% 2038	21,100	1,120
United Mexican States, Series M, 8.00% 2047	107,500	5,377
		41,985
Malaysian ringgits 1.84%
Malaysia (Federation of), Series 0417, 3.899% 2027	MYR19,152	5,017
Malaysia (Federation of), Series 0310, 4.498% 2030	8,420	2,316
Malaysia (Federation of), Series 0418, 4.893% 2038	64,732	18,420
Malaysia (Federation of), Series 0219, 4.467% 2039	9,167	2,473
Malaysia (Federation of), Series 0519, 3.757% 2040	40,283	10,280
Malaysia (Federation of), Series 0216, 4.736% 2046	7,559	2,073
		40,579
Australian dollars 1.21%
Australia (Commonwealth of) 1.00% 2031	A$32,100	23,258
Australia (Commonwealth of), Series 162, 1.75% 2051	4,620	3,327
		26,585
Russian rubles 1.16%
Russian Federation 7.00% 2023	RUB430,300	5,849
Russian Federation 6.90% 2029	403,750	5,475
Russian Federation 7.65% 2030	485,000	6,907
Russian Federation 8.50% 2031	82,440	1,251
Russian Federation 7.70% 2033	295,840	4,256
Russian Federation 7.25% 2034	121,920	1,695
		25,433
Israeli shekels 1.09%
Israel (State of) 2.00% 2027	ILS42,900	13,769
Israel (State of) 5.50% 2042	20,200	10,264
		24,033
South Korean won 0.89%
South Korea (Republic of), Series 2503, 1.50% 2025	KRW13,411,000	11,681
South Korea (Republic of), Series 2712, 2.375% 2027	8,658,930	7,957
		19,638
Indonesian rupiah 0.50%
Indonesia (Republic of), Series 84, 7.25% 2026	IDR22,733,000	1,610
Indonesia (Republic of), Series 56, 8.375% 2026	6,725,000	504
Indonesia (Republic of), Series 59, 7.00% 2027	11,000,000	764
Indonesia (Republic of), Series 78, 8.25% 2029	30,605,000	2,247
Indonesia (Republic of), Series 82, 7.00% 2030	18,000,000	1,218
Indonesia (Republic of), Series 87, 6.50% 2031	17,649,000	1,154
Indonesia (Republic of), Series 74, 7.50% 2032	7,073,000	484
American Funds Insurance Series — Capital World Bond Fund — Page 154 of 233

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Bonds, notes & other debt instruments (continued) Indonesian rupiah (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 65, 6.625% 2033	IDR17,683,000	$1,136
Indonesia (Republic of), Series 68, 8.375% 2034	27,353,000	1,980
		11,097
Colombian pesos 0.50%
Colombia (Republic of) 5.75% 2027	COP8,917,000	2,440
Colombia (Republic of) 7.25% 2050	31,167,000	8,532
		10,972
Thai baht 0.39%
Thailand (Kingdom of) 2.125% 2026	THB257,750	8,684
Chilean pesos 0.35%
Chile (Republic of) 4.50% 2026	CLP5,205,000	7,610
Ukrainian hryvnia 0.34%
Ukraine 16.06% 2022	UAH86,536	3,339
Ukraine 17.00% 2022	60,180	2,330
Ukraine 17.25% 2022	47,384	1,808
		7,477
South African rand 0.29%
South Africa (Republic of), Series R-2048, 8.75% 2048	ZAR140,650	6,466
Singapore dollars 0.28%
Singapore (Republic of) 2.625% 2028	S$3,307	2,758
Singapore (Republic of) 2.875% 2029	1,906	1,639
Singapore (Republic of) 2.875% 2030	2,037	1,777
		6,174
New Zealand dollars 0.27%
New Zealand 1.75% 2041	NZ$8,100	5,932
Indian rupees 0.17%
National Highways Authority of India 7.17% 2021	INR220,000	3,083
National Highways Authority of India 7.27% 2022	50,000	708
		3,791
Brazilian reais 0.14%
Brazil (Federative Republic of) 10.00% 2027	BRL15,000	3,044
Dominican pesos 0.13%
Dominican Republic 9.75% 2026	DOP158,600	2,778
Argentine pesos 0.11%
Argentine Republic 2.50% 2021[3]	ARS189,838	1,325
Argentine Republic 4.00% 2023[3]	20,762	143
American Funds Insurance Series — Capital World Bond Fund — Page 155 of 233

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Bonds, notes & other debt instruments (continued) Argentine pesos (continued)	Principal amount (000)	Value (000)
Argentine Republic 1.40% 2023[3]	ARS133,663	$873
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 33.43% 2028[5]	13,568	82
		2,423
Uruguayan pesos 0.11%
Uruguay (Oriental Republic of) 8.50% 2028	UYU95,641	2,371
Polish zloty 0.06%
Poland (Republic of), Series 1029, 2.75% 2029	PLN4,900	1,431
Romanian leu 0.06%
Romania 4.75% 2025	RON5,000	1,277
U.S. dollars 46.66%
Abbott Laboratories 3.40% 2023	$137	149
Abbott Laboratories 3.75% 2026	793	921
AbbVie Inc. 2.90% 2022	1,170	1,228
AbbVie Inc. 3.20% 2022	200	211
AbbVie Inc. 3.20% 2026	2,007	2,215
AbbVie Inc. 4.50% 2035	410	498
AbbVie Inc. 4.75% 2045[2]	130	157
Abu Dhabi (Emirate of) 0.75% 2023[2]	5,460	5,460
Abu Dhabi (Emirate of) 2.50% 2025[2]	2,195	2,340
ACE INA Holdings Inc. 2.30% 2020	180	180
ACE INA Holdings Inc. 2.875% 2022	195	204
ACE INA Holdings Inc. 3.35% 2026	195	221
ACE INA Holdings Inc. 4.35% 2045	425	558
AdaptHealth, LLC 6.125% 2028[2]	70	73
Adient US LLC 9.00% 2025[2]	212	234
Adobe Inc. 2.15% 2027	1,062	1,141
Advisor Group Holdings, LLC 6.25% 2028[2]	425	424
AES Corp. 5.50% 2025	550	568
Aetna Inc. 2.80% 2023	340	359
AG Merger Sub II, Inc. 10.75% 2027[2]	264	271
Alexandria Real Estate Equities, Inc. 1.875% 2033	2,047	2,005
Allison Transmission Holdings, Inc. 5.00% 2024[2]	455	460
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[5,6]	650	615
Altice NV 7.50% 2026[2]	50	53
Altria Group, Inc. 4.50% 2043	2,121	2,311
Altria Group, Inc. 5.95% 2049	131	176
Amazon.com, Inc. 1.50% 2030	2,040	2,088
Amazon.com, Inc. 2.50% 2050	2,500	2,553
American Campus Communities, Inc. 3.75% 2023	1,810	1,905
American Campus Communities, Inc. 4.125% 2024	1,195	1,289
American Campus Communities, Inc. 3.875% 2031	514	563
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[2,7]	355	7
American Honda Finance Corp. 1.20% 2025	3,202	3,229
Amgen Inc. 1.90% 2025	580	608
Amgen Inc. 2.20% 2027	445	470
Amipeace Ltd. 2.50% 2024	4,100	4,266
Anglo American Capital PLC 3.95% 2050[2]	521	534
Angola (Republic of) 9.50% 2025	2,400	2,098
American Funds Insurance Series — Capital World Bond Fund — Page 156 of 233

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Angola (Republic of) 8.25% 2028	$2,200	$1,761
Anheuser-Busch Co. / InBev Worldwide 4.70% 2036	1,780	2,152
Anheuser-Busch InBev NV 4.15% 2025	2,230	2,520
Anheuser-Busch InBev NV 4.00% 2028	1,050	1,214
Anheuser-Busch InBev NV 4.75% 2029	2,535	3,086
Anheuser-Busch InBev NV 4.50% 2050	2,250	2,711
Antero Resources Corp. 5.75% 2028[2]	85	70
Apache Corp. 4.875% 2027	305	289
Apache Corp. 4.375% 2028	171	157
Apple Inc. 2.50% 2022	1,200	1,235
Apple Inc. 3.35% 2027	1,075	1,231
Apple Inc. 2.40% 2050	1,100	1,108
Argentine Republic 1.00% 2029	427	196
Argentine Republic 0.125% 2030[1]	4,221	1,771
Argentine Republic 0.125% 2035[1]	3,025	1,143
Associated Materials, LLC 9.00% 2025[2]	400	419
AstraZeneca PLC 3.50% 2023	2,700	2,922
AT&T Inc. 4.25% 2027	3,775	4,386
AT&T Inc. 1.65% 2028	1,575	1,580
AT&T Inc. 2.75% 2031	6,250	6,590
AT&T Inc. 3.65% 2051	2,020	2,050
Autoridad del Canal de Panama 4.95% 2035[2]	1,000	1,248
Avaya Inc. 6.125% 2028[2]	325	333
Avis Budget Car Rental, LLC 5.75% 2027[2]	220	198
Avis Budget Group, Inc. 5.25% 2025[2]	350	320
Avis Budget Group, Inc. 10.50% 2025[2]	202	231
Axiata SPV2 Berhad 2.163% 2030	651	646
B&G Foods, Inc. 5.25% 2025	250	257
Baidu Inc. 3.425% 2030	675	745
Baker Hughes, a GE Co. 4.486% 2030	68	77
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[1]	1,400	1,492
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[1]	1,830	1,912
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)[1]	2,980	3,155
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[1]	3,030	3,765
Bausch Health Companies Inc. 9.25% 2026[2]	795	876
Bausch Health Companies Inc. 5.00% 2028[2]	315	306
Bayer AG 3.375% 2024[2]	840	915
Bayer U.S. Finance II LLC 3.875% 2023[2]	900	984
Bayer U.S. Finance II LLC 4.25% 2025[2]	203	232
Bayerische Motoren Werke AG 2.95% 2022[2]	3,675	3,809
Bayerische Motoren Werke AG 3.15% 2024[2]	5,000	5,364
Bayerische Motoren Werke AG 3.90% 2025[2]	900	1,007
Bayerische Motoren Werke AG 4.15% 2030[2]	900	1,066
Becton, Dickinson and Company 3.70% 2027	933	1,058
Becton, Dickinson and Company 2.823% 2030	3,312	3,577
Berkshire Hathaway Energy Co. 4.25% 2050[2]	300	375
Bermuda (British Overseas Territory of) 2.375% 2030[2]	760	770
BMC Software, Inc. 7.125% 2025[2]	70	75
BMC Software, Inc. 9.125% 2026[2]	260	277
Boeing Company 5.15% 2030	4,000	4,493
Boeing Company 5.805% 2050	865	1,047
Bombardier Inc. 8.75% 2021[2]	50	51
Bombardier Inc. 7.875% 2027[2]	45	34
Brandywine Operating Partnership, LP 3.95% 2023	190	197
Braskem SA 4.50% 2030[2]	745	697
American Funds Insurance Series — Capital World Bond Fund — Page 157 of 233

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 3.875% 2030	$2,080	$2,082
Bristol-Myers Squibb Co. 2.90% 2024	2,756	2,991
British American Tobacco International Finance PLC 3.50% 2022[2]	385	404
British American Tobacco PLC 2.789% 2024	1,150	1,216
British American Tobacco PLC 3.215% 2026	955	1,030
British American Tobacco PLC 3.557% 2027	1,545	1,671
British American Tobacco PLC 3.462% 2029	1,150	1,226
British American Tobacco PLC 4.758% 2049	894	972
Broadcom Inc. 3.15% 2025	910	983
Broadcom Inc. 4.15% 2030	1,450	1,631
Brookfield Property REIT Inc. 5.75% 2026[2]	650	513
Cablevision Systems Corp. 6.75% 2021	950	997
Caesars Entertainment, Inc. 6.25% 2025[2]	445	464
Canadian Natural Resources Ltd. 2.95% 2030	2,343	2,361
Carnival Corp. 11.50% 2023[2]	2,630	2,952
Carrier Global Corp. 2.242% 2025[2]	530	553
Carrier Global Corp. 2.493% 2027[2]	438	459
CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)[1]	2,680	2,670
CCCI Treasure Ltd. 3.65% (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.00% on 2/21/2027)[1]	510	509
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[2]	475	495
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	1,235	1,298
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	275	292
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	375	389
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[2]	165	172
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,935
Cenovus Energy Inc. 5.375% 2025	175	169
Cenovus Energy Inc. 6.75% 2039	50	50
Centene Corp. 4.75% 2025	350	360
Centene Corp. 4.625% 2029	405	437
Centene Corp. 3.00% 2030	485	495
CenturyLink, Inc. 6.75% 2023	800	879
CenturyLink, Inc. 7.50% 2024	250	280
CenturyLink, Inc. 5.125% 2026[2]	225	231
CenturyLink, Inc. 4.00% 2027[2]	75	76
CenturyLink, Inc., Series T, 5.80% 2022	325	337
Chemours Co. 6.625% 2023	540	548
Cheniere Energy Partners, LP 5.625% 2026	210	219
Cheniere Energy, Inc. 4.625% 2028[2]	405	416
Chesapeake Energy Corp. 4.875% 2022	915	41
Chesapeake Energy Corp. 11.50% 2025[2,7]	636	87
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 8.223% 2024[5,6,7]	756	541
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	6,000	5,995
Cigna Corp. 3.40% 2021	750	772
Cigna Corp. 4.125% 2025	830	953
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[1]	285	287
CIT Group Inc. 5.25% 2025	153	162
Citigroup Inc. 2.35% 2021	1,500	1,526
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	4,500	4,849
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	425	460
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	3,910	4,119
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[1]	1,600	1,923
Cleveland-Cliffs Inc. 4.875% 2024[2]	950	939
Cleveland-Cliffs Inc. 5.75% 2025	772	720
Cleveland-Cliffs Inc. 9.875% 2025[2]	425	475
Cleveland-Cliffs Inc. 6.75% 2026[2]	315	321
American Funds Insurance Series — Capital World Bond Fund — Page 158 of 233

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Cleveland-Cliffs Inc. 5.875% 2027	$1,100	$1,024
CMS Energy Corp. 5.05% 2022	392	413
CMS Energy Corp. 3.875% 2024	100	109
CMS Energy Corp. 3.00% 2026	1,200	1,321
Colombia (Republic of) 3.875% 2027	350	379
Colombia (Republic of) 4.50% 2029	1,165	1,311
Colombia (Republic of) 3.125% 2031	1,560	1,602
Comcast Corp. 3.95% 2025	2,610	2,996
Comcast Corp. 1.95% 2031	1,838	1,892
Comcast Corp. 2.80% 2051	2,010	2,026
CommScope Finance LLC 6.00% 2026[2]	400	417
Communications Sales & Leasing, Inc. 6.00% 2023[2]	350	353
Compass Diversified Holdings 8.00% 2026[2]	475	500
Comstock Resources, Inc. 9.75% 2026	295	304
Conagra Brands, Inc. 4.30% 2024	2,380	2,656
CONSOL Energy Inc. 5.875% 2022	871	873
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[2,8]	2,611	783
Consumers Energy Co. 3.375% 2023	345	372
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	4	4
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	—[9]	—[9]
Convey Park Energy LLC 7.50% 2025[2]	125	120
Costa Rica (Republic of) 6.125% 2031[2]	640	604
Crédit Agricole SA 4.375% 2025[2]	1,100	1,216
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	2,675	2,739
Credit Suisse AG (New York Branch) 2.95% 2025	875	956
CSX Corp. 3.80% 2050	75	90
CVR Partners, LP 9.25% 2023[2]	200	185
CVS Health Corp. 3.35% 2021	277	281
CVS Health Corp. 3.50% 2022	430	451
CVS Health Corp. 3.70% 2023	307	329
DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	2,100	2,123
DaimlerChrysler North America Holding Corp. 2.875% 2021[2]	2,275	2,299
DaimlerChrysler North America Holding Corp. 3.00% 2021[2]	6,425	6,487
Danske Bank AS 2.70% 2022[2]	1,400	1,443
Danske Bank AS 3.875% 2023[2]	1,675	1,805
DCP Midstream Operating LP 4.95% 2022	405	408
Delta Air Lines Inc. 7.00% 2025[2]	285	313
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	1,500	1,510
Deutsche Telekom International Finance BV 1.95% 2021[2]	575	582
Deutsche Telekom International Finance BV 2.82% 2022[2]	1,675	1,718
Deutsche Telekom International Finance BV 4.375% 2028[2]	890	1,056
Deutsche Telekom International Finance BV 9.25% 2032	930	1,574
Diamond Offshore Drilling, Inc. 4.875% 2043[7]	825	79
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.938% 2023[5,6]	109	105
Diebold Nixdorf, Inc. 8.50% 2024	150	137
Diebold Nixdorf, Inc. 9.375% 2025[2]	630	666
Discovery Communications, Inc. 3.625% 2030	468	521
Dominican Republic 7.50% 2021[2]	667	688
Dominican Republic 5.50% 2025[2]	1,375	1,466
Dominican Republic 5.95% 2027	624	671
Dominican Republic 8.625% 2027[2]	225	264
Dominican Republic 4.50% 2030[2]	1,400	1,381
Dominican Republic 6.40% 2049[2]	1,613	1,627
Dominican Republic 5.875% 2060[2]	1,075	1,021
DP World Crescent 4.848% 2028[2]	550	611
American Funds Insurance Series — Capital World Bond Fund — Page 159 of 233

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
DPL Inc. 4.125% 2025[2]	$40	$42
Duke Energy Corp. 3.75% 2024	550	604
Duke Energy Progress, LLC 3.70% 2028	1,225	1,425
Dun & Bradstreet Corp. 6.875% 2026[2]	123	132
Edison International 5.75% 2027	370	409
Edison International 4.125% 2028	2,390	2,452
Egypt (Arab Republic of) 7.50% 2027[2]	2,200	2,318
Electricité de France SA 4.875% 2038[2]	795	965
Embarq Corp. 7.995% 2036	530	629
EMD Finance LLC 2.95% 2022[2]	225	232
EMD Finance LLC 3.25% 2025[2]	2,924	3,216
Empresas Publicas de Medellin ESP 4.25% 2029[2]	1,030	1,031
Enbridge Inc. 4.00% 2023	600	650
Enbridge Inc. 2.50% 2025	900	949
Enbridge Inc. 4.25% 2026	655	752
Enbridge Inc. 3.70% 2027	754	840
Encana Corp. 6.50% 2034	240	224
Encompass Health Corp. 4.50% 2028	171	172
Encompass Health Corp. 4.75% 2030	505	513
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 2027[2]	551	577
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 2028[2]	622	458
Endo International PLC 5.75% 2022[2]	1,155	1,096
Enel Finance International SA 2.75% 2023[2]	5,000	5,228
Enel Finance International SA 3.625% 2027[2]	2,375	2,644
Enel Finance International SA 3.50% 2028[2]	1,800	2,009
Energy Transfer Operating, LP 5.00% 2050	3,337	3,077
Energy Transfer Partners, LP 4.20% 2027	110	114
Energy Transfer Partners, LP 6.00% 2048	70	70
Energy Transfer Partners, LP 6.25% 2049	910	939
Engie Energia Chile SA 3.40% 2030[2]	1,097	1,186
ENN Energy Holdings Ltd. 2.625% 2030[2]	2,982	2,984
Entergy Corp. 0.90% 2025	750	750
Entergy Texas, Inc. 1.75% 2031	525	522
Enterprise Products Operating LLC 2.80% 2030	377	400
EQM Midstream Partners, LP 4.125% 2026	77	73
EQM Midstream Partners, LP 6.50% 2027[2]	340	361
EQM Midstream Partners, LP 5.50% 2028	463	467
EQT Corp. 8.75% 2030	105	124
Equinix, Inc. 1.80% 2027	1,145	1,157
Equinix, Inc. 2.15% 2030	9,390	9,526
Equinor ASA 1.75% 2026	462	480
Equinor ASA 2.375% 2030	928	982
Equinor ASA 3.70% 2050	1,441	1,658
Essex Portfolio LP 3.50% 2025	2,835	3,117
Essex Portfolio LP 3.375% 2026	885	984
Euramax International, Inc. 12.00% 2020[2,7,10,11]	645	580
European Investment Bank 2.25% 2022	700	721
Eversource Energy 1.65% 2030	350	349
Exelon Corp. 3.40% 2026	1,465	1,642
Exelon Corp., junior subordinated, 3.497% 2022[1]	525	549
Export-Import Bank of India 3.875% 2028	1,671	1,760
Export-Import Bank of India 3.25% 2030	3,489	3,528
Extraction Oil & Gas, Inc. 5.625% 2026[2,7]	425	108
Exxon Mobil Corp. 3.482% 2030	4,170	4,822
Fannie Mae Pool #MA2754 3.00% 2026[4]	172	181
American Funds Insurance Series — Capital World Bond Fund — Page 160 of 233

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AB4281 3.00% 2027[4]	$25	$26
Fannie Mae Pool #AP7888 3.50% 2042[4]	547	603
Fannie Mae Pool #AO4151 3.50% 2042[4]	237	257
Fannie Mae Pool #AQ0770 3.50% 2042[4]	184	203
Fannie Mae Pool #BK0920 4.00% 2048[4]	45	48
Fannie Mae Pool #BJ9252 4.00% 2048[4]	11	12
Fannie Mae Pool #BK0915 4.00% 2048[4]	11	12
Fannie Mae Pool #BK4764 4.00% 2048[4]	11	11
Fannie Mae Pool #FM3217 3.50% 2050[4]	4,543	4,882
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	1,198	1,227
First Quantum Minerals Ltd. 7.25% 2023[2]	875	875
First Quantum Minerals Ltd. 7.50% 2025[2]	2,075	2,055
First Quantum Minerals Ltd. 6.875% 2026[2]	325	314
First Quantum Minerals Ltd. 6.875% 2027[2]	440	424
FirstEnergy Corp. 3.90% 2027	1,800	1,981
FirstEnergy Corp. 4.85% 2047	380	458
Ford Motor Credit Co. 3.81% 2024	800	793
Ford Motor Credit Co. 5.125% 2025	1,625	1,678
France Télécom 9.00% 2031[1]	2,434	3,973
Freddie Mac Pool #ZS8588 3.00% 2030[4]	102	107
Freddie Mac Pool #G08823 3.50% 2048[4]	359	379
Freddie Mac Pool #SI2002 4.00% 2048[4]	3,773	4,031
Freddie Mac Pool #2B7343 3.715% 2049[4,5]	2,582	2,710
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	8	8
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[4]	35	33
Freeport-McMoRan Inc. 3.875% 2023	75	77
Freeport-McMoRan Inc. 4.25% 2030	275	282
Fresnillo PLC 4.25% 2050[2]	1,745	1,731
Frontier Communications Corp. 11.00% 2025[7]	1,515	640
FS Energy and Power Fund 7.50% 2023[2]	525	479
FXI Holdings, Inc. 7.875% 2024[2]	246	234
FXI Holdings, Inc. 12.25% 2026[2]	652	697
General Mills, Inc. 3.20% 2021	455	462
General Motors Company 6.125% 2025	117	136
General Motors Financial Co. 5.20% 2023	1,190	1,292
Genesis Energy, LP 6.50% 2025	350	301
Gilead Sciences, Inc. 2.80% 2050	2,200	2,177
Global Payments Inc. 2.90% 2030	683	732
Gogo Inc. 9.875% 2024[2]	2,065	2,211
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,200	1,245
Goldman Sachs Group, Inc. 3.20% 2023	2,152	2,279
Goldman Sachs Group, Inc. 3.50% 2025	5,111	5,647
Goldman Sachs Group, Inc. 2.60% 2030	1,799	1,902
Goldman Sachs Group, Inc. 4.75% 2045	1,805	2,377
Groupe BPCE SA 5.70% 2023[2]	1,800	2,019
Grupo Energia Bogota SA ESP 4.875% 2030[2]	660	739
H.J. Heinz Co. 3.875% 2027[2]	300	320
Halliburton Company 3.80% 2025	54	59
Hanesbrands Inc. 4.625% 2024[2]	85	89
Hanesbrands Inc. 5.375% 2025[2]	86	91
Hanesbrands Inc. 4.875% 2026[2]	350	374
Hardwoods Acquisition Inc. 7.50% 2021[2,7]	228	84
Harvest Midstream I, LP 7.50% 2028[2]	100	100
HCA Inc. 5.875% 2023	250	273
HCA Inc. 5.375% 2025	55	60
American Funds Insurance Series — Capital World Bond Fund — Page 161 of 233

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
HealthSouth Corp. 5.75% 2024	$125	$125
HealthSouth Corp. 5.75% 2025	620	641
Hess Midstream Partners LP 5.125% 2028[2]	140	140
Hexion Inc. 7.875% 2027[2]	370	372
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625% 2025[2]	85	86
Holcim Ltd. 5.15% 2023[2]	1,290	1,432
Honduras (Republic of) 8.75% 2020	1,555	1,574
Howard Hughes Corp. 5.375% 2028[2]	125	125
Howmet Aerospace Inc. 6.875% 2025	190	210
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	430	449
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	305	318
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	4,651
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	1,032	1,025
HSBC Holdings PLC 2.848% 2031[1]	6,000	6,224
Humana Inc. 3.85% 2024	1,000	1,106
Hyundai Capital America 3.25% 2022[2]	250	260
Hyundai Capital America 2.375% 2027[2]	1,284	1,285
Hyundai Capital Services Inc. 3.75% 2023[2]	2,450	2,596
Icahn Enterprises Finance Corp. 6.25% 2022	575	582
Icahn Enterprises Finance Corp. 4.75% 2024	690	700
Icahn Enterprises Finance Corp. 5.25% 2027	185	193
iHeartCommunications, Inc. 5.25% 2027[2]	425	415
Imperial Tobacco Finance PLC 3.50% 2023[2]	2,000	2,094
Indonesia (Republic of) 3.75% 2022	1,110	1,158
Indonesia (Republic of) 4.75% 2026	3,500	4,071
Indonesia (Republic of) 3.85% 2030	315	357
Intelsat Jackson Holding Co. 8.00% 2024[2]	1,350	1,372
Intelsat Jackson Holding Co. 8.50% 2024[2,7]	800	518
International Game Technology PLC 6.50% 2025[2]	500	535
International Game Technology PLC 5.25% 2029[2]	200	203
International Paper Co. 7.30% 2039	600	881
Interstate Power and Light Co. 2.30% 2030	1,275	1,351
Intesa Sanpaolo SpA 5.017% 2024[2]	3,270	3,439
Intuit Inc. 1.35% 2027	700	711
Iraq (Republic of) 6.752% 2023[2]	545	522
Iron Mountain Inc. 5.25% 2030[2]	290	303
Iron Mountain Inc. 4.50% 2031[2]	280	282
Israel (State of) 2.50% 2030	3,850	4,174
Israel (State of) 2.75% 2030	1,135	1,258
Israel (State of) 3.375% 2050	1,470	1,634
Israel (State of) 3.875% 2050	1,265	1,524
Jonah Energy LLC 7.25% 2025[2]	200	23
Jordan (Hashemite Kingdom of) 5.75% 2027[2]	1,035	1,040
Joseph T. Ryerson & Son, Inc. 8.50% 2028[2]	175	185
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)[1]	7,110	7,429
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[1]	4,930	6,022
KB Home 6.875% 2027	875	1,036
Keurig Dr Pepper Inc. 4.597% 2028	2,740	3,296
Keurig Dr Pepper Inc. 3.20% 2030	146	163
Keurig Dr Pepper Inc. 5.085% 2048	1,075	1,448
Kimberly-Clark Corp. 1.05% 2027	770	776
Kimberly-Clark Corp. 3.10% 2030	110	126
Kraft Heinz Company 3.95% 2025	235	255
Kraft Heinz Company 4.375% 2046	825	849
Kuwait (State of) 2.75% 2022[2]	3,550	3,652
American Funds Insurance Series — Capital World Bond Fund — Page 162 of 233

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Ladder Capital Corp. 4.25% 2027[2]	$290	$252
Liberty Global PLC 5.50% 2028[2]	250	259
Lima Metro Line 2 Finance Ltd. 5.875% 2034[2]	2,000	2,443
Lima Metro Line 2 Finance Ltd. 5.875% 2034	729	889
Lima Metro Line 2 Finance Ltd. 4.35% 2036[2]	630	698
Lloyds Banking Group PLC 1.326% 2023 (UST Yield Curve Rate T Note Constant Maturity 1-year on 6/15/2022)[1]	1,825	1,839
Lockheed Martin Corp. 2.50% 2020	82	82
LPL Financial Holdings Inc. 4.625% 2027[2]	395	400
LSB Industries, Inc. 9.625% 2023[2]	760	748
LSC Communications, Inc. 8.75% 2023[2,7]	480	76
Magna International Inc. 2.45% 2030	725	764
Mallinckrodt PLC 10.00% 2025[2]	2,110	2,173
MasTec, Inc. 4.50% 2028[2]	175	177
Mattel, Inc. 6.75% 2025[2]	350	370
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.896% 2024[5,6]	385	383
MDC Partners Inc. 6.50% 2024[2]	470	430
Medtronic, Inc. 3.50% 2025	1,558	1,757
Methanex Corp. 5.125% 2027	240	239
Mexico City Airport Trust 5.50% 2047	432	353
MGIC Investment Corp. 5.25% 2028	150	155
MGM Resorts International 7.75% 2022	200	211
Microsoft Corp. 2.40% 2026	2,688	2,932
Molina Healthcare, Inc. 5.375% 2022	1,200	1,256
Molina Healthcare, Inc. 4.875% 2025[2]	482	493
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[1]	1,510	1,615
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)[1]	1,370	1,568
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)[1]	1,070	1,618
Morocco (Kingdom of) 5.50% 2042	3,100	3,859
MPLX LP 2.65% 2030	837	823
MPLX LP 5.50% 2049	1,900	2,129
Murphy Oil Corp. 5.875% 2027	41	35
Navient Corp. 5.50% 2023	2,170	2,197
Navient Corp. 5.875% 2024	600	598
Navient Corp. 6.125% 2024	175	177
NCL Corp. Ltd. 3.625% 2024[2]	345	242
Nestlé Holdings, Inc. 0.625% 2026[2]	5,550	5,509
New Fortress Energy Inc. 6.75% 2025[2]	160	168
New York Life Global Funding 1.20% 2030[2]	2,725	2,662
New York Life Insurance Company 3.75% 2050[2]	413	467
Newcrest Finance Pty Ltd. 3.25% 2030[2]	909	993
Nexstar Broadcasting, Inc. 4.75% 2028[2]	125	128
NGL Energy Partners LP 7.50% 2023	175	117
NGL Energy Partners LP 6.125% 2025	795	476
Niagara Mohawk Power Corp. 3.508% 2024[2]	180	197
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[2]	225	229
NIKE, Inc. 3.375% 2050	602	699
Nissan Motor Co., Ltd. 3.043% 2023[2]	1,543	1,565
Nissan Motor Co., Ltd. 3.522% 2025[2]	2,260	2,286
Nova Chemicals Corp. 5.25% 2027[2]	120	113
Novartis Capital Corp. 1.75% 2025	460	482
Novartis Capital Corp. 2.00% 2027	501	531
Novartis Capital Corp. 2.20% 2030	1,060	1,139
NuStar Logistics, LP 6.75% 2021[2]	25	25
Oasis Petroleum Inc. 6.875% 2022	790	187
American Funds Insurance Series — Capital World Bond Fund — Page 163 of 233

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 2.90% 2024	$80	$68
Occidental Petroleum Corp. 6.375% 2028	514	477
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[2,8]	13	1
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	1,410	1,482
ONEOK, Inc. 6.35% 2031	31	36
ONEOK, Inc. 4.95% 2047	111	106
ONEOK, Inc. 5.20% 2048	1,378	1,328
ONEOK, Inc. 7.15% 2051	355	422
Oracle Corp. 2.65% 2026	2,327	2,545
Oracle Corp. 3.25% 2027	1,880	2,127
Oracle Corp. 3.60% 2050	980	1,099
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[2,4,5]	637	653
Oversea-Chinese Banking Corp. Ltd. 1.832% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.58% on 9/10/2025)[1,2]	1,416	1,414
Owens & Minor, Inc. 3.875% 2021	800	807
Owens & Minor, Inc. 4.375% 2024	1,130	1,131
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.655% 2025[5,6]	353	343
Owl Rock Capital Corp. 4.625% 2024[2]	225	226
Owl Rock Capital Corp. 3.75% 2025	280	279
Owl Rock Capital Corp. 4.00% 2025	150	152
Pacific Gas and Electric Co. 2.95% 2026	590	602
Pacific Gas and Electric Co. 2.10% 2027	9,935	9,670
Pacific Gas and Electric Co. 3.30% 2027	659	673
Pacific Gas and Electric Co. 4.65% 2028	542	589
Pacific Gas and Electric Co. 4.55% 2030	783	851
Pacific Gas and Electric Co. 3.30% 2040	6,850	6,287
Pacific Gas and Electric Co. 3.50% 2050	931	844
Pakistan (Islamic Republic of) 5.50% 2021[2]	3,535	3,537
Pakistan (Islamic Republic of) 8.25% 2024	2,240	2,381
Panama (Republic of) 3.75% 2026[2]	1,440	1,543
Panama (Republic of) 3.16% 2030	3,730	4,063
Panama (Republic of) 4.50% 2050	1,230	1,548
Panama (Republic of) 4.50% 2056	1,465	1,839
Panther BF Aggregator 2, LP 6.25% 2026[2]	55	58
Par Pharmaceutical Inc. 7.50% 2027[2]	876	919
Paraguay (Republic of) 4.625% 2023	947	1,004
Paraguay (Republic of) 5.00% 2026	235	268
Paraguay (Republic of) 4.70% 2027[2]	350	398
Paraguay (Republic of) 5.60% 2048[2]	2,340	2,892
Paraguay (Republic of) 5.40% 2050[2]	1,510	1,840
Parsley Energy, Inc. 5.25% 2025[2]	45	45
PayPal Holdings, Inc. 2.30% 2030	541	572
Peabody Energy Corp. 6.00% 2022[2]	225	133
Pernod Ricard SA 4.45% 2022[2]	730	766
Peru (Republic of) 2.392% 2026	500	525
Petrobras Global Finance Co. 6.75% 2050	1,370	1,486
Petróleos Mexicanos 6.35% 2048	723	542
Petróleos Mexicanos 6.95% 2060[2]	201	154
PETRONAS Capital Ltd. 3.50% 2030[2]	605	678
PetSmart, Inc. 5.875% 2025[2]	790	811
PetSmart, Inc. 8.875% 2025[2]	1,765	1,833
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 2022[5,6]	708	707
PG&E Corp. 5.00% 2028	220	214
PG&E Corp. 5.25% 2030	125	121
American Funds Insurance Series — Capital World Bond Fund — Page 164 of 233

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 2.10% 2030	$634	$653
Pioneer Natural Resources Co. 1.90% 2030	913	859
Plains All American Pipeline, LP 3.80% 2030	352	342
Poland (Republic of) 3.25% 2026	3,090	3,491
Post Holdings, Inc. 4.625% 2030[2]	579	596
Procter & Gamble Company 3.00% 2030	338	393
Procter & Gamble Company 3.55% 2040	670	816
Procter & Gamble Company 3.60% 2050	282	359
Progress Energy, Inc. 7.75% 2031	150	219
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	555	580
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	500	576
PTT Exploration and Production PCL 2.587% 2027[2]	200	207
Public Service Electric and Gas Co. 2.05% 2050	415	377
Public Service Enterprise Group Inc. 1.60% 2030	1,625	1,603
Puget Energy, Inc. 6.00% 2021	1,023	1,072
Puget Energy, Inc. 5.625% 2022	480	515
Qatar (State of) 3.875% 2023[2]	475	511
Qatar (State of) 3.40% 2025[2]	4,805	5,276
Qatar (State of) 4.50% 2028[2]	3,205	3,839
Qatar (State of) 5.103% 2048[2]	530	738
QTS Realty Trust, Inc. 3.875% 2028[2]	250	251
R.R. Donnelley & Sons Co. 6.50% 2023	200	188
Rabobank Nederland 4.625% 2023	2,180	2,426
Rattler Midstream Partners LP 5.625% 2025[2]	30	30
Realogy Corp. 4.875% 2023[2]	705	699
Regeneron Pharmaceuticals, Inc. 1.75% 2030	1,629	1,591
Reynolds American Inc. 4.00% 2022	455	480
Reynolds American Inc. 4.45% 2025	2,115	2,382
Reynolds American Inc. 5.85% 2045	2,910	3,542
Rockies Express Pipeline LLC 4.95% 2029[2]	300	292
Roper Technologies, Inc. 1.00% 2025	2,210	2,217
Russian Federation 4.25% 2027	1,400	1,579
Sabine Pass Liquefaction, LLC 4.50% 2030[2]	88	99
Sabre Holdings Corp. 5.25% 2023[2]	50	49
Sabre Holdings Corp. 9.25% 2025[2]	125	138
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	900	914
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[2]	283	311
Santander Holdings USA, Inc. 3.244% 2026	3,750	4,017
Saudi Arabia (Kingdom of) 2.894% 2022[2]	1,900	1,962
Saudi Arabia (Kingdom of) 2.90% 2025	2,000	2,140
Saudi Arabia (Kingdom of) 3.628% 2027[2]	1,900	2,106
Saudi Arabia (Kingdom of) 3.625% 2028[2]	3,840	4,263
Scentre Group 3.50% 2025[2]	210	223
Scentre Group 3.75% 2027[2]	110	118
Schlumberger BV 4.00% 2025[2]	935	1,047
Scientific Games Corp. 5.00% 2025[2]	539	543
Scientific Games Corp. 8.25% 2026[2]	865	907
Scientific Games Corp. 7.00% 2028[2]	100	100
Scientific Games Corp. 7.25% 2029[2]	160	163
ServiceNow, Inc. 1.40% 2030	1,830	1,783
Shell International Finance BV 3.25% 2050	890	939
Shire PLC 2.40% 2021	1,072	1,092
Shire PLC 2.875% 2023	818	869
Shire PLC 3.20% 2026	405	451
Sirius XM Radio Inc. 3.875% 2022[2]	550	557
American Funds Insurance Series — Capital World Bond Fund — Page 165 of 233

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Sirius XM Radio Inc. 4.625% 2024[2]	$360	$373
Skandinaviska Enskilda Banken AB 2.625% 2021	2,250	2,274
Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,172
SkyMiles IP Ltd. 4.75% 2028[2]	515	535
Southern California Edison Co. 2.85% 2029	200	211
Southwestern Energy Co. 6.45% 2025[1]	200	195
Southwestern Energy Co. 8.375% 2028	60	59
Spirit AeroSystems, Inc. 7.50% 2025[2]	160	162
Springleaf Finance Corp. 6.125% 2024	650	682
Sprint Corp. 7.625% 2026	450	544
Sprint Corp. 6.875% 2028	725	904
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	1,900	1,881
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	5,610	4,937
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	3,700	3,062
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	2,890	2,167
Staples, Inc. 7.50% 2026[2]	465	429
Starwood Property Trust, Inc. 3.625% 2021	575	577
Starwood Property Trust, Inc. 5.00% 2021	810	804
State Grid Overseas Investment Ltd. 3.50% 2027[2]	5,600	6,271
Statoil ASA 3.70% 2024	1,950	2,156
Statoil ASA 4.25% 2041	1,000	1,202
Sunoco Logistics Operating Partners, LP 4.00% 2027	1,490	1,522
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[1,2]	800	915
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	2,075	2,308
Takeda Pharmaceutical Company, Ltd. 3.025% 2040	1,677	1,740
Talen Energy Corp. 10.50% 2026[2]	105	80
Talen Energy Corp. 7.25% 2027[2]	510	509
Talen Energy Supply, LLC 7.625% 2028[2]	70	70
Targa Resources Partners LP 5.875% 2026	125	129
Targa Resources Partners LP 5.50% 2030[2]	230	229
Targa Resources Partners LP 4.875% 2031[2]	90	87
Team Health Holdings, Inc. 6.375% 2025[2]	1,185	818
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[5,6]	1,015	855
Teekay Corp. 9.25% 2022[2]	520	492
Teekay Offshore Partners LP 8.50% 2023[2]	550	472
TEGNA Inc. 4.75% 2026[2]	100	102
Tencent Holdings Ltd. 3.24% 2050[2]	7,950	7,999
Tencent Music Entertainment Group 2.00% 2030	610	598
Tenet Healthcare Corp. 4.625% 2024	396	397
Tenet Healthcare Corp. 4.875% 2026[2]	2,150	2,185
Teva Pharmaceutical Finance Co. BV 2.20% 2021	71	71
Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,361	4,178
Teva Pharmaceutical Finance Co. BV 6.00% 2024	5,430	5,551
Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,910	4,113
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,900	2,565
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,852
The Brink’s Co. 4.625% 2027[2]	405	405
Thermo Fisher Scientific Inc. 4.133% 2025	1,170	1,334
Thermo Fisher Scientific Inc. 4.497% 2030	515	636
T-Mobile US, Inc. 3.875% 2030[2]	2,925	3,329
T-Mobile US, Inc. 2.55% 2031[2]	9,390	9,741
Toronto-Dominion Bank 1.15% 2025	7,000	7,120
Total Capital International 3.127% 2050	3,637	3,775
American Funds Insurance Series — Capital World Bond Fund — Page 166 of 233

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 2.90% 2023	$1,360	$1,444
Toyota Motor Credit Corp. 1.80% 2025	8,000	8,365
Toyota Motor Credit Corp. 3.00% 2025	1,360	1,489
Toyota Motor Credit Corp. 3.375% 2030	453	523
TransCanada PipeLines Ltd. 4.10% 2030	1,342	1,550
TransDigm Inc. 6.50% 2024	25	25
TransDigm Inc. 6.25% 2026[2]	44	46
TransDigm Inc. 5.50% 2027	220	212
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 7.00%) 7.225% 2025[5,6]	67	65
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 5.22% 2026[5,6]	73	46
TreeHouse Foods, Inc. 4.00% 2028	50	51
Trilogy International Partners, LLC 8.875% 2022[2]	1,585	1,464
Triumph Group, Inc. 5.25% 2022	25	21
Triumph Group, Inc. 6.25% 2024[2]	35	30
Triumph Group, Inc. 8.875% 2024[2]	125	133
Triumph Group, Inc. 7.75% 2025[2]	115	74
Tronox Ltd. 6.50% 2026[2]	375	376
Turkey (Republic of) 6.25% 2022	1,880	1,901
Turkey (Republic of) 5.75% 2024	2,500	2,463
Turkey (Republic of) 6.35% 2024	2,220	2,220
Turkey (Republic of) 7.625% 2029	750	774
U.S. Treasury 2.625% 2023	6,900	7,313
U.S. Treasury 1.875% 2024[12]	4,515	4,808
U.S. Treasury 2.75% 2025	10,140	11,329
U.S. Treasury 2.875% 2025	5,400	6,113
U.S. Treasury 0.625% 2030	11,600	11,563
U.S. Treasury 1.125% 2040[12]	9,170	9,038
U.S. Treasury 2.75% 2047[12]	1,625	2,115
U.S. Treasury 3.00% 2048[12]	5,045	6,886
U.S. Treasury 1.25% 2050[12]	12,900	12,245
U.S. Treasury 2.00% 2050[12]	8,100	9,175
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	20,823	23,008
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	717	902
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	1,352	1,668
U.S. Treasury Inflation-Protected Security 1.375% 2044[3,12]	5,891	8,388
U.S. Treasury Inflation-Protected Security 1.00% 2049[3,12]	5,353	7,479
U.S. Treasury Inflation-Protected Security 0.25% 2050[3,12]	5,643	6,657
Uber Technologies, Inc. 8.00% 2026[2]	300	320
UBS Group AG 1.008% 2024 (UST Yield Curve Rate T Note Constant Maturity 5-year + 0.83% on 7/30/2023)[1,2]	1,950	1,956
UniCredit SpA 3.75% 2022[2]	1,750	1,815
UniCredit SpA 2.569% 2026[2]	2,200	2,175
UniCredit SpA 4.625% 2027[2]	6,805	7,649
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[1,2]	6,560	6,696
Uniform Mortgage-Backed Security 2.00% 2035[4,13]	15,050	15,639
Uniform Mortgage-Backed Security 2.50% 2035[4,13]	5,000	5,219
Uniform Mortgage-Backed Security 2.00% 2050[4,13]	10,000	10,314
Uniform Mortgage-Backed Security 2.50% 2050[4,13]	28,025	29,287
Uniform Mortgage-Backed Security 3.50% 2050[4,13]	7,000	7,380
United Mexican States 3.90% 2025	1,080	1,183
United Mexican States 3.25% 2030	2,685	2,747
United Mexican States 4.75% 2032	950	1,076
United Mexican States 5.00% 2051	890	996
United Rentals, Inc. 3.875% 2031	50	51
United Technologies Corp. 4.125% 2028	1,900	2,252
American Funds Insurance Series — Capital World Bond Fund — Page 167 of 233

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Univision Communications Inc. 6.625% 2027[2]	$870	$852
Upjohn Inc. 2.30% 2027[2]	794	821
Upjohn Inc. 3.85% 2040[2]	970	1,049
Uruguay (Oriental Republic of) 4.375% 2031	600	715
Vale Overseas Ltd. 3.75% 2030	1,873	1,929
Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	800	820
Valvoline Inc. 4.375% 2025	90	93
Venator Materials Corp. 5.75% 2025[2]	620	538
Venator Materials Corp. 9.50% 2025[2]	420	447
Veritas Holdings Ltd. 7.50% 2023[2]	810	811
Veritas Holdings Ltd. 10.50% 2024[2]	200	189
Veritas Holdings Ltd. 7.50% 2025[2]	285	294
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.50% 2025[5,6]	199	195
Verizon Communications Inc. 3.15% 2030	575	651
Vertical U.S. Newco Inc. 5.25% 2027[2]	225	234
ViaSat, Inc. 5.625% 2027[2]	120	124
VICI Properties LP 4.625% 2029[2]	45	46
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[2]	110	109
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[2]	250	247
Vine Oil & Gas LP 8.75% 2023[2]	175	119
Virgin Media O2 4.25% 2031[2]	275	281
Volkswagen Group of America Finance, LLC 3.875% 2020[2]	1,900	1,907
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	1,900	1,971
Volkswagen Group of America Finance, LLC 3.125% 2023[2]	2,434	2,571
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,280	1,489
Walt Disney Company 2.65% 2031	5,520	5,959
Warrior Met Coal, Inc. 8.00% 2024[2]	859	876
WEA Finance LLC 3.25% 2020[2]	370	370
WEA Finance LLC 3.75% 2024[2]	535	563
Weatherford International PLC 8.75% 2024[2]	359	368
Weatherford International PLC 11.00% 2024[2]	955	575
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[1]	11,775	12,299
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[1]	1,610	2,198
Wesco Aircraft Holdings, Inc. 9.00% 2026[2]	115	95
WESCO Distribution, Inc. 7.125% 2025[2]	195	213
WESCO Distribution, Inc. 7.25% 2028[2]	215	236
Western Gas Partners LP 4.50% 2028	450	425
Westfield Corp. Ltd. 3.15% 2022[2]	245	249
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[1]	2,900	3,007
Williams Companies, Inc. 3.50% 2030	1,024	1,115
Williams Partners LP 4.30% 2024	820	898
WM. Wrigley Jr. Co. 3.375% 2020[2]	515	516
Wyndham Worldwide Corp. 4.375% 2028[2]	100	97
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	448	426
Wynn Resorts Ltd. 7.75% 2025[2]	180	191
Xcel Energy Inc. 3.35% 2026	2,581	2,911
Xerox Corp. 4.125% 2023	97	100
Xerox Corp. 5.50% 2028[2]	450	444
Ziggo Bond Co. BV 5.125% 2030[2]	200	203
Ziggo Bond Finance BV 5.50% 2027[2]	562	590
Zimmer Holdings, Inc. 3.15% 2022	790	818
		1,027,322
Total bonds, notes & other debt instruments (cost: $2,066,480,000)		2,164,221
American Funds Insurance Series — Capital World Bond Fund — Page 168 of 233

unaudited
Common stocks 0.06% U.S. dollars 0.06%	Principal amount (000)	Value (000)
Associated Materials Group Inc.[10,11,14]	$174,910	$1,062
Tribune Resources, LLC[10,11,14]	158,988	143
Advanz Pharma Corp. Ltd.[14,15]	9,130	46
Advanz Pharma Corp. Ltd.[14]	6,028	30
Weatherford International[14]	29,931	59
McDermott International, Inc.[14]	4,287	10
Sable Permian Resources, LLC, units[10,11,14]	2,905,980	—[9]
Total common stocks (cost: $3,998,000)		1,350
Rights & warrants 0.00% U.S. dollars 0.00%
McDermott International, Inc., warrants, expire 2027[10,14]	8,584	—[9]
McDermott International, Inc., warrants, expire 2027[10,14]	9,538	—[9]
Tribune Resources, LLC, Class A, warrants, expire 2023[10,11,14]	53,128	—[9]
Tribune Resources, LLC, Class B, warrants, expire 2023[10,11,14]	41,322	—[9]
Tribune Resources, LLC, Class C, warrants, expire 2023[10,11,14]	39,060	—[9]
Total rights & warrants (cost: $22,000)		—[9]
Short-term securities 3.99% Money market investments 3.83%	Shares
Capital Group Central Cash Fund 0.12%[16,17]	843,654	84,374
Bills & notes of governments outside the U.S. 0.16%	Principal amount (000)
Greek Treasury Bill 0.05% due 1/4/2021	€3,000	3,521
Total short-term securities (cost: $87,743,000)		87,895
Total investment securities 102.34% (cost: $2,158,243,000)		2,253,466
Other assets less liabilities (2.34)%		(51,612)
Net assets 100.00%		$2,201,854
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[18] (000)	Value at 9/30/2020[19] (000)	Unrealized (depreciation) appreciation at 9/30/2020 (000)
5 Year U.S. Treasury Note Futures	Short	67	January 2021	$(6,700)	$(8,444)	$(15)
10 Year Euro-Bund Futures	Long	27	December 2020	€2,700	5,525	25
10 Year Japanese Government Bond Futures	Long	1	December 2020	¥100,000	1,442	3
10 Year U.S. Treasury Note Futures	Short	194	December 2020	$(19,400)	(27,069)	(84)
10 Year Ultra U.S. Treasury Note Futures	Short	345	December 2020	(34,500)	(55,173)	(30)
30 Year Euro-Buxl Futures	Long	50	December 2020	€5,000	13,054	261
30 Year Ultra U.S. Treasury Bond Futures	Long	75	December 2020	$7,500	16,636	(114)
						$46
American Funds Insurance Series — Capital World Bond Fund — Page 169 of 233

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Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2020 (000)
Purchases (000)	Sales (000)
USD23,202	AUD32,110	Citibank	10/6/2020	$203
USD2,668	COP9,907,000	Goldman Sachs	10/8/2020	81
KRW6,785,200	USD5,721	Citibank	10/8/2020	80
KRW7,850,000	USD6,643	Citibank	10/8/2020	69
KRW5,260,000	USD4,435	JPMorgan Chase	10/8/2020	63
USD2,160	CLP1,652,100	Citibank	10/8/2020	55
USD3,302	INR244,900	HSBC Bank	10/8/2020	(15)
COP14,642,500	USD3,951	UBS AG	10/8/2020	(126)
USD4,904	RUB366,410	Goldman Sachs	10/9/2020	193
USD4,263	MXN91,990	Morgan Stanley	10/9/2020	107
USD2,795	THB88,000	Citibank	10/9/2020	18
MXN61,500	USD2,877	Citibank	10/9/2020	(99)
JPY351,200	EUR2,811	Bank of America	10/13/2020	34
JPY338,000	USD3,191	Goldman Sachs	10/13/2020	14
USD7,729	DKK48,590	JPMorgan Chase	10/14/2020	75
USD4,417	GBP3,450	UBS AG	10/15/2020	(35)
USD2,216	RUB167,380	JPMorgan Chase	10/19/2020	66
JPY176,000	USD1,667	Goldman Sachs	10/19/2020	2
CZK29,660	USD1,322	Citibank	10/19/2020	(36)
USD8,100	NZD12,040	HSBC Bank	10/20/2020	135
AUD1,830	USD1,340	Bank of America	10/20/2020	(29)
USD2,842	NZD4,360	Standard Chartered Bank	10/20/2020	(43)
CZK35,010	USD1,519	JPMorgan Chase	10/26/2020	(2)
NOK44,920	USD4,818	Morgan Stanley	10/26/2020	(2)
CZK181,540	EUR6,742	Citibank	10/26/2020	(42)
USD5,717	GBP4,480	Bank of America	10/26/2020	(64)
USD16,298	ILS56,300	Citibank	10/26/2020	(140)
USD1,031	CNH7,040	UBS AG	10/27/2020	(5)
USD11,394	MYR47,570	Standard Chartered Bank	10/27/2020	(41)
EUR63,900	USD74,433	HSBC Bank	10/28/2020	531
CAD31,630	USD23,622	Barclays Bank PLC	10/28/2020	135
SEK23,400	USD2,568	HSBC Bank	10/28/2020	45
PLN12,600	USD3,226	HSBC Bank	10/28/2020	34
AUD1,260	USD885	Standard Chartered Bank	10/28/2020	17
CHF800	USD864	HSBC Bank	10/28/2020	5
EUR10,116	DKK75,300	HSBC Bank	10/28/2020	3
USD2,205	EUR1,890	JPMorgan Chase	10/28/2020	(12)
JPY11,012,100	USD104,477	Goldman Sachs	10/28/2020	(29)
USD2,727	GBP2,140	HSBC Bank	10/28/2020	(35)
USD2,140	ZAR36,560	HSBC Bank	10/28/2020	(35)
USD5,710	CAD7,660	Bank of New York Mellon	10/28/2020	(43)
USD11,211	MXN253,670	HSBC Bank	10/28/2020	(221)
USD5,715	EUR4,910	Morgan Stanley	11/4/2020	(46)
USD2,192	RUB163,810	JPMorgan Chase	11/20/2020	95
				$960
American Funds Insurance Series — Capital World Bond Fund — Page 170 of 233

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2020 (000)
0.0079%	6-month JPY-LIBOR	4/8/2030	¥1,620,000	$(12)	$31	$(43)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2020 (000)
1.00%/Quarterly	CDX.NA.IG.35	12/20/2025	$29,090	$606	$644	$(38)
Investments in affiliates17

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2020 (000)	Dividend income (000)
Short-term securities 3.83%
Money market investments 3.83%
Capital Group Central Cash Fund 0.12%[16]	$77,745	$750,182	$743,420	$35	$(168)	$84,374	$437
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $296,375,000, which represented 13.46% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $3,855,000, which represented .18% of the net assets of the fund.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[9]	Amount less than one thousand.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,785,000, which represented .08% of the net assets of the fund.
[11]	Value determined using significant unobservable inputs.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,562,000, which represented .12% of the net assets of the fund.
[13]	Purchased on a TBA basis.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[16]	Rate represents the seven-day yield at 9/30/2020.
[17]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[18]	Notional amount is calculated based on the number of contracts and notional contract size.
[19]	Value is calculated based on the notional amount and current market price.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Advanz Pharma Corp. Ltd.	8/31/2018	$116	$46.00%
American Funds Insurance Series — Capital World Bond Fund — Page 171 of 233

unaudited
Key to abbreviations and symbols
ARS = Argentine pesos	KRW = South Korean won
AUD/A$ = Australian dollars	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
CAD/C$ = Canadian dollars	MYR = Malaysian ringgits
CHF = Swiss francs	NOK = Norwegian kroner
CLP = Chilean pesos	NZD/NZ$ = New Zealand dollars
CNH/CNY = Chinese yuan renminbi	PLN = Polish zloty
COP = Colombian pesos	Ref. = Refunding
CZK = Czech korunas	Rev. = Revenue
DKK/DKr = Danish kroner	RON = Romanian leu
DOP = Dominican pesos	RUB = Russian rubles
EUR/€ = Euros	SEK = Swedish kronor
EURIBOR = Euro Interbank Offered Rate	SOFR = Secured Overnight Financing Rate
GBP/£ = British pounds	TBA = To-be-announced
ICE = Intercontinental Exchange, Inc.	THB = Thai baht
IDR = Indonesian rupiah	UAH = Ukrainian hryvnia
ILS = Israeli shekels	USD/$ = U.S. dollars
INR = Indian rupees	UYU = Uruguayan pesos
JPY/¥ = Japanese yen	ZAR = South African rand
American Funds Insurance Series — Capital World Bond Fund — Page 172 of 233

High-Income Bond Fund
Investment portfolio
September 30, 2020
unaudited
Bonds, notes & other debt instruments 91.21% Corporate bonds, notes & loans 91.11% Communication services 13.29%	Principal amount (000)	Value (000)
ANGI Homeservices Inc. 3.875% 2028[1]	$725	$719
Banijay Enteraintment 5.375% 2025[1]	305	308
Cablevision Systems Corp. 5.75% 2030[1]	205	218
CBS Corp. 7.25% 2024[1]	231	194
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	1,155	1,171
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[1]	148	152
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	263	275
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	3,182	3,313
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	96	101
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	24	26
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	304	320
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	787	834
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	4,535	4,707
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[1]	134	140
CenturyLink, Inc. 6.75% 2023	2,560	2,813
CenturyLink, Inc. 7.50% 2024	583	653
CenturyLink, Inc. 5.125% 2026[1]	2,069	2,129
CenturyLink, Inc. 4.00% 2027[1]	134	136
Cinemark USA, Inc. 4.875% 2023	363	311
Clear Channel Worldwide Holdings, Inc. 9.25% 2024	1,151	1,119
Cumulus Media New Holdings Inc. 6.75% 2026[1]	744	690
Diamond Sports Group LLC 5.375% 2026[1]	993	705
Diamond Sports Group LLC 6.625% 2027[1]	1,155	602
Discovery Communications, Inc. 4.65% 2050	475	544
Embarq Corp. 7.995% 2036	727	862
Entercom Media Corp. 6.50% 2027[1]	247	216
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 4.25%) 5.25% 2027[2,3]	75	75
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[2,3]	525	541
Front Range BidCo, Inc. 6.125% 2028[1]	1,927	1,989
Frontier Communications Corp. 10.50% 2022[4]	5,080	2,139
Frontier Communications Corp. 11.00% 2025[4]	6,795	2,871
Frontier Communications Corp. 8.50% 2026[1]	2,210	2,232
Frontier Communications Corp. 8.00% 2027[1]	129	129
Gogo Inc. 9.875% 2024[1]	11,114	11,902
Gray Television, Inc. 7.00% 2027[1]	808	877
iHeartCommunications, Inc. 5.25% 2027[1]	1,951	1,906
iHeartCommunications, Inc. 8.375% 2027	269	265
Inmarsat PLC 6.75% 2026[1]	2,050	2,060
Intelsat Jackson Holding Co. 5.50% 2023[4]	1,075	677
Intelsat Jackson Holding Co. 8.00% 2024[1]	1,675	1,703
Intelsat Jackson Holding Co. 8.50% 2024[1,4]	3,850	2,492
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2022[2,3]	606	619
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	3,900	3,954
Lamar Media Corp. 3.75% 2028[1]	61	61
Lamar Media Corp. 4.875% 2029[1]	300	313
American Funds Insurance Series — High-Income Bond Fund — Page 173 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Lamar Media Corp. 4.00% 2030[1]	$260	$260
Liberty Global PLC 5.50% 2028[1]	656	679
Live Nation Entertainment, Inc. 4.75% 2027[1]	390	366
Match Group, Inc. 4.625% 2028[1]	1,100	1,135
MDC Partners Inc. 6.50% 2024[1]	5,170	4,725
Meredith Corp. 6.875% 2026	3,439	2,878
Netflix, Inc. 4.875% 2028	360	403
Netflix, Inc. 4.875% 2030[1]	274	313
Nexstar Broadcasting, Inc. 4.75% 2028[1]	3,025	3,093
Nexstar Escrow Corp. 5.625% 2027[1]	289	304
Numericable Group SA 7.375% 2026[1]	1,049	1,100
Qwest Capital Funding, Inc. 6.875% 2028	660	692
Sinclair Television Group, Inc. 5.125% 2027[1]	345	321
Sirius XM Radio Inc. 4.625% 2024[1]	74	77
Sirius XM Radio Inc. 4.125% 2030[1]	345	354
Sprint Corp. 11.50% 2021	987	1,085
Sprint Corp. 7.875% 2023	398	457
Sprint Corp. 7.625% 2026	2,000	2,420
Sprint Corp. 6.875% 2028	3,671	4,578
Sprint Corp. 8.75% 2032	2,440	3,574
TEGNA Inc. 4.75% 2026[1]	400	409
TEGNA Inc. 4.625% 2028[1]	485	475
TEGNA Inc. 5.00% 2029[1]	716	708
Terrier Media Buyer, Inc. 8.875% 2027[1]	515	520
T-Mobile US, Inc. 3.875% 2030[1]	292	332
T-Mobile US, Inc. 4.50% 2050[1]	379	456
Trilogy International Partners, LLC 8.875% 2022[1]	4,500	4,156
Tripadvisor, Inc. 7.00% 2025[1]	375	392
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 7.875% 2025[1]	75	80
Univision Communications Inc. 5.125% 2025[1]	3,195	3,033
Univision Communications Inc. 6.625% 2027[1]	3,050	2,985
Virgin Media O2 4.25% 2031[1]	1,925	1,967
Vodafone Group PLC 7.00% 2079 (5-year USD Swap + 4.873% on 4/4/2029)[5]	105	125
Warner Music Group 5.50% 2026[1]	228	237
Warner Music Group 3.875% 2030[1]	850	878
Ziggo Bond Co. BV 5.125% 2030[1]	419	425
Ziggo Bond Finance BV 5.50% 2027[1]	1,791	1,879
		107,934
Health care 12.58%
AdaptHealth, LLC 6.125% 2028[1]	675	700
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.897% 2026[2,3]	847	789
Avantor Funding, Inc. 4.625% 2028[1]	2,125	2,207
Bausch Health Companies Inc. 9.25% 2026[1]	2,644	2,912
Bausch Health Companies Inc. 5.00% 2028[1]	587	571
Bausch Health Companies Inc. 7.00% 2028[1]	1,153	1,221
Bausch Health Companies Inc. 6.25% 2029[1]	815	839
Bausch Health Companies Inc. 5.25% 2030[1]	852	840
Catalent Pharma Solutions Inc. 5.00% 2027[1]	53	55
Centene Corp. 4.75% 2022	1,194	1,210
Centene Corp. 5.375% 2026[1]	850	898
Centene Corp. 5.375% 2026[1]	330	351
Centene Corp. 4.25% 2027	634	665
Centene Corp. 4.625% 2029	1,805	1,949
American Funds Insurance Series — High-Income Bond Fund — Page 174 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Centene Corp. 3.00% 2030	$3,905	$3,983
Centene Corp. 3.375% 2030	219	228
Charles River Laboratories International, Inc. 5.50% 2026[1]	584	616
Charles River Laboratories International, Inc. 4.25% 2028[1]	241	253
Concordia International Corp. 8.00% 2024	34	34
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2024[2,3]	60	58
Encompass Health Corp. 4.50% 2028	1,026	1,033
Encompass Health Corp. 4.75% 2030	895	910
Encompass Health Corp. 4.625% 2031	435	435
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 2027[1]	2,644	2,768
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 2028[1]	2,573	1,894
Endo International PLC 5.75% 2022[1]	2,937	2,786
Endo International PLC 5.875% 2024[1]	900	902
HCA Inc. 5.875% 2023	604	658
HCA Inc. 5.375% 2025	175	192
HCA Inc. 5.875% 2026	321	360
HCA Inc. 4.50% 2027	173	194
HCA Inc. 5.625% 2028	625	716
HCA Inc. 3.50% 2030	590	602
HCA Inc. 5.50% 2047	128	160
HealthSouth Corp. 5.75% 2024	528	530
HealthSouth Corp. 5.75% 2025	942	973
IMS Health Holdings, Inc. 5.00% 2026[1]	823	862
Jaguar Holding Co. II 4.625% 2025[1]	350	361
Jaguar Holding Co. II 5.00% 2028[1]	375	392
Mallinckrodt International Finance SA 5.50% 2025[1]	1,118	282
Mallinckrodt PLC 5.75% 2022[1]	420	112
Mallinckrodt PLC 10.00% 2025[1]	7,508	7,733
Molina Healthcare, Inc. 5.375% 2022	4,589	4,804
Molina Healthcare, Inc. 4.875% 2025[1]	1,453	1,487
Molina Healthcare, Inc. 4.375% 2028[1]	845	863
Ortho-Clinical Diagnostics Inc. 7.375% 2025[1]	275	280
Ortho-Clinical Diagnostics Inc. 7.25% 2028[1]	345	359
Owens & Minor, Inc. 3.875% 2021	2,515	2,537
Owens & Minor, Inc. 4.375% 2024	1,100	1,101
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.655% 2025[2,3]	1,464	1,420
Par Pharmaceutical Inc. 7.50% 2027[1]	4,672	4,901
PAREXEL International Corp. 6.375% 2025[1]	685	700
Radiology Partners, Inc. 9.25% 2028[1]	1,293	1,348
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[2,3,6,7,8]	6,244	6,307
Select Medical Holdings Corp. 6.25% 2026[1]	554	577
Sotera Health Holdings LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 5.50% 2026[2,3]	682	680
Surgery Center Holdings 10.00% 2027[1]	416	444
Team Health Holdings, Inc. 6.375% 2025[1]	3,246	2,240
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[2,3]	919	774
Teleflex Inc. 4.25% 2028[1]	250	259
Tenet Healthcare Corp. 8.125% 2022	995	1,107
Tenet Healthcare Corp. 6.75% 2023	600	631
Tenet Healthcare Corp. 4.625% 2024	559	561
Tenet Healthcare Corp. 4.875% 2026[1]	6,080	6,179
Tenet Healthcare Corp. 5.125% 2027[1]	710	732
Tenet Healthcare Corp. 6.125% 2028[1]	625	610
American Funds Insurance Series — High-Income Bond Fund — Page 175 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 2.20% 2021	$75	$75
Teva Pharmaceutical Finance Co. BV 2.80% 2023	3,915	3,751
Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,779	4,886
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,309	1,377
Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,234	1,091
Teva Pharmaceutical Finance Co. BV 6.75% 2028	1,188	1,241
U.S. Renal Care, Inc. 10.625% 2027[1]	609	647
Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	90	90
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	1,584	1,623
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	581	633
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	608	669
		102,218
Materials 12.43%
Alcoa Netherlands Holding BV 5.50% 2027[1]	510	532
Anglo American Capital PLC 5.625% 2030[1]	310	381
Arconic Corp. 6.00% 2025[1]	810	867
Ardagh Group SA 6.50% 2027[1,8]	939	935
Ardagh Packaging Finance 5.25% 2025[1]	495	518
Ardagh Packaging Finance 6.00% 2025[1]	533	554
Ardagh Packaging Finance 5.25% 2027[1]	425	434
Axalta Coating Systems LLC 4.875% 2024[1]	470	481
Axalta Coating Systems LLC 4.75% 2027[1]	460	473
Blue Cube Spinco Inc. 10.00% 2025	660	699
BWAY Parent Co., Inc. 5.50% 2024[1]	1,619	1,627
Carlyle Group LP 8.75% 2023[1,8]	297	300
Cascades Inc. 5.125% 2026[1]	495	520
Cascades Inc. 5.375% 2028[1]	340	358
Chemours Co. 6.625% 2023	2,158	2,189
Cleveland-Cliffs Inc. 4.875% 2024[1]	2,797	2,765
Cleveland-Cliffs Inc. 5.75% 2025	3,789	3,533
Cleveland-Cliffs Inc. 9.875% 2025[1]	522	583
Cleveland-Cliffs Inc. 6.75% 2026[1]	1,167	1,189
Cleveland-Cliffs Inc. 5.875% 2027	5,760	5,364
Cleveland-Cliffs Inc. 7.00% 2027[1]	297	255
Consolidated Energy Finance SA 6.50% 2026[1]	1,250	1,099
CVR Partners, LP 9.25% 2023[1]	583	539
Element Solutions Inc. 3.875% 2028[1]	620	610
First Quantum Minerals Ltd. 7.25% 2022[1]	1,710	1,712
First Quantum Minerals Ltd. 7.25% 2023[1]	2,073	2,074
First Quantum Minerals Ltd. 6.50% 2024[1]	611	587
First Quantum Minerals Ltd. 7.50% 2025[1]	7,943	7,866
First Quantum Minerals Ltd. 6.875% 2026[1]	3,076	2,970
First Quantum Minerals Ltd. 6.875% 2027[1]	5,790	5,585
Freeport-McMoRan Inc. 3.875% 2023	189	195
Freeport-McMoRan Inc. 4.25% 2030	925	949
Freeport-McMoRan Inc. 5.40% 2034	300	332
FXI Holdings, Inc. 7.875% 2024[1]	3,485	3,319
FXI Holdings, Inc. 12.25% 2026[1]	4,426	4,732
GPC Merger Sub Inc. 7.125% 2028[1]	669	698
Hexion Inc. 7.875% 2027[1]	2,304	2,315
INEOS Group Holdings SA 5.625% 2024[1]	772	782
Intelligent Packaging Ltd. Finco Inc. 6.00% 2028[1]	175	178
Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]	1,400	1,477
American Funds Insurance Series — High-Income Bond Fund — Page 176 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
LSB Industries, Inc. 9.625% 2023[1]	$3,638	$3,579
Methanex Corp. 5.125% 2027	3,525	3,512
Methanex Corp. 5.25% 2029	450	446
Methanex Corp. 5.65% 2044	475	430
Neon Holdings, Inc. 10.125% 2026[1]	2,060	2,184
Newcrest Finance Pty Ltd. 4.20% 2050[1]	550	645
Nova Chemicals Corp. 4.875% 2024[1]	495	493
Nova Chemicals Corp. 5.25% 2027[1]	1,258	1,186
Novelis Corp. 5.875% 2026[1]	950	977
Novelis Corp. 4.75% 2030[1]	990	968
OCI NV 5.25% 2024[1]	278	288
Olin Corp. 9.50% 2025[1]	490	572
Olin Corp. 5.00% 2030	280	264
Owens-Illinois, Inc. 5.875% 2023[1]	1,670	1,758
Owens-Illinois, Inc. 6.375% 2025[1]	265	290
Plastipak Holdings, Inc. 6.25% 2025[1]	200	200
Scotts Miracle-Gro Co. 4.50% 2029	639	679
Sealed Air Corp. 4.875% 2022[1]	660	690
Sealed Air Corp. 5.25% 2023[1]	267	283
Sealed Air Corp. 4.00% 2027[1]	316	331
Silgan Holdings Inc. 4.125% 2028	377	386
Standard Industries, Inc. 3.375% 2031[1]	725	717
Starfruit US Holdco LLC 8.00% 2026[1]	931	988
Summit Materials, Inc. 6.50% 2027[1]	360	385
Summit Materials, Inc. 5.25% 2029[1]	1,525	1,591
TPC Group Inc. 10.50% 2024[1]	678	571
Trivium Packaging BV 5.50% 2026[1]	530	550
Trivium Packaging BV 8.50% 2027[1]	770	832
Tronox Ltd. 5.75% 2025[1]	700	692
Tronox Ltd. 6.50% 2026[1]	1,208	1,210
Valvoline Inc. 4.375% 2025	555	572
Valvoline Inc. 4.25% 2030[1]	353	361
Venator Materials Corp. 5.75% 2025[1]	5,861	5,088
Venator Materials Corp. 9.50% 2025[1]	1,850	1,970
W. R. Grace & Co. 4.875% 2027[1]	1,240	1,283
Warrior Met Coal, Inc. 8.00% 2024[1]	1,400	1,427
		100,974
Consumer discretionary 12.28%
Adient US LLC 9.00% 2025[1]	205	226
Allied Universal Holdco LLC 6.625% 2026[1]	972	1,036
Allied Universal Holdco LLC 9.75% 2027[1]	1,133	1,233
At Home Holding III Inc. 8.75% 2025[1]	300	313
Boyd Gaming Corp. 8.625% 2025[1]	120	132
Boyd Gaming Corp. 4.75% 2027	861	847
Caesars Entertainment, Inc. 6.25% 2025[1]	1,440	1,503
Caesars Resort Collection, LLC 5.75% 2025[1]	670	692
Carnival Corp. 11.50% 2023[1]	767	861
Carnival Corp. 10.50% 2026[1]	425	471
Cedar Fair, LP 5.25% 2029	271	258
Churchill Downs Inc. 4.75% 2028[1]	430	433
Cirsa Gaming Corp. SA 7.875% 2023[1]	2,077	1,932
Clarios Global LP 6.75% 2025[1]	625	659
Dana Inc. 5.625% 2028	675	698
American Funds Insurance Series — High-Income Bond Fund — Page 177 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Fertitta Entertainment, Inc. 6.75% 2024[1]	$947	$792
Ford Motor Co. 8.50% 2023	1,787	1,951
Ford Motor Co. 9.00% 2025	684	785
Ford Motor Co. 4.346% 2026	300	297
Ford Motor Co. 9.625% 2030	250	323
Ford Motor Co. 7.45% 2031	275	316
Ford Motor Credit Co. 3.087% 2023	605	594
Ford Motor Credit Co. 3.664% 2024	500	490
Ford Motor Credit Co. 3.81% 2024	887	880
Ford Motor Credit Co. 5.584% 2024	350	365
Ford Motor Credit Co. 5.125% 2025	5,335	5,508
Ford Motor Credit Co. 4.542% 2026	260	259
Ford Motor Credit Co. 4.125% 2027	535	521
Ford Motor Credit Co. 4.271% 2027	525	516
Ford Motor Credit Co. 5.113% 2029	200	206
G-III Apparel Group, Ltd. 7.875% 2025[1]	175	177
Hanesbrands Inc. 4.625% 2024[1]	445	464
Hanesbrands Inc. 5.375% 2025[1]	432	458
Hanesbrands Inc. 4.875% 2026[1]	274	293
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625% 2025[1]	510	514
Hilton Worldwide Holdings Inc. 5.125% 2026	500	515
Hilton Worldwide Holdings Inc. 4.875% 2030	508	524
International Game Technology PLC 6.25% 2022[1]	403	412
International Game Technology PLC 6.50% 2025[1]	1,033	1,104
International Game Technology PLC 5.25% 2029[1]	1,255	1,271
KB Home 6.875% 2027	330	391
Landry’s Finance Acquisition Co., Term Loan B, (3-month USD-LIBOR + 12.00%) 13.00% 2023[2,3,6]	213	247
Landry’s Finance Acquisition Co., Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2023[2,3,6]	17	20
Lennar Corp. 4.50% 2024	40	43
Levi Strauss & Co. 5.00% 2025	452	463
Limited Brands, Inc. 6.625% 2021	495	510
Limited Brands, Inc. 6.875% 2025[1]	245	265
Limited Brands, Inc. 6.625% 2030[1]	1,210	1,234
Limited Brands, Inc. 6.875% 2035	346	342
Limited Brands, Inc. 6.75% 2036	495	486
Lithia Motors, Inc. 4.375% 2031[1]	625	625
M.D.C. Holdings, Inc. 6.00% 2043	823	997
Mattel, Inc. 6.75% 2025[1]	1,104	1,166
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.00% 2022[2,3]	1,227	1,037
Melco International Development Ltd. 5.75% 2028[1]	2,325	2,371
Merlin Entertainment 5.75% 2026[1]	792	757
MGM Growth Properties LLC 5.625% 2024	307	326
MGM Growth Properties LLC 4.625% 2025[1]	575	587
MGM Resorts International 7.75% 2022	740	781
MGM Resorts International 6.00% 2023	541	562
MGM Resorts International 5.75% 2025	790	830
MGM Resorts International 6.75% 2025	5	5
MGM Resorts International 5.50% 2027	541	566
MYT Holding Co. 7.50% 2025[1,6]	1,712	1,695
NCL Corp. Ltd. 3.625% 2024[1]	1,535	1,077
NCL Corp. Ltd. 12.25% 2024[1]	250	280
Neiman Marcus Group Ltd. LLC, Term Loan (3-month USD-LIBOR + 12.00%) 13.00% 2025[2,3,6]	1,501	1,546
Newell Rubbermaid Inc. 4.875% 2025	445	481
Newell Rubbermaid Inc. 5.875% 2036[5]	30	35
American Funds Insurance Series — High-Income Bond Fund — Page 178 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Nissan Motor Co., Ltd. 3.522% 2025[1]	$390	$395
Nissan Motor Co., Ltd. 4.81% 2030[1]	625	628
NMG Finco PLC 5.75% 2022[1]	875	794
Norwegian Cruise Line Holdings Ltd. 10.25% 2026[1]	350	366
Panther BF Aggregator 2, LP 6.25% 2026[1]	155	163
Panther BF Aggregator 2, LP 8.50% 2027[1]	990	1,029
Party City Holdings Inc. 6.625% 2026[1]	500	163
PetSmart, Inc. 7.125% 2023[1]	6,214	6,276
PetSmart, Inc. 5.875% 2025[1]	3,342	3,429
PetSmart, Inc. 8.875% 2025[1]	2,616	2,717
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 2022[2,3]	2,562	2,559
Royal Caribbean Cruises Ltd. 5.25% 2022	500	447
Royal Caribbean Cruises Ltd. 10.875% 2023[1]	475	532
Royal Caribbean Cruises Ltd. 11.50% 2025[1]	550	640
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	400	404
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	2,825	2,868
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[1]	1,244	1,367
Sands China Ltd. 4.375% 2030[1]	450	477
Scientific Games Corp. 5.00% 2025[1]	991	999
Scientific Games Corp. 8.625% 2025[1]	2,470	2,582
Scientific Games Corp. 8.25% 2026[1]	4,069	4,265
Scientific Games Corp. 7.00% 2028[1]	153	154
Scientific Games Corp. 7.25% 2029[1]	845	859
Service Corp. International 3.375% 2030	600	602
ServiceMaster Global Holdings, Inc. 5.125% 2024[1]	858	879
Six Flags Entertainment Corp. 4.875% 2024[1]	1,277	1,203
Six Flags Theme Parks Inc. 7.00% 2025[1]	140	149
Staples, Inc. 7.50% 2026[1]	1,541	1,423
Stars Group Holdings BV 7.00% 2026[1]	750	798
Vail Resorts, Inc. 6.25% 2025[1]	315	335
VICI Properties LP 4.25% 2026[1]	627	631
VICI Properties LP 4.625% 2029[1]	135	138
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[1]	376	373
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[1]	229	226
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[1]	1,774	1,750
Viking Cruises Ltd. 6.25% 2025[1]	140	110
Viking Cruises Ltd. 13.00% 2025[1]	580	673
Viking Cruises Ltd. 5.875% 2027[1]	110	86
Wyndham Destinations, Inc. 6.625% 2026[1]	525	551
Wyndham Worldwide Corp. 5.375% 2026[1]	660	673
Wyndham Worldwide Corp. 4.375% 2028[1]	1,105	1,074
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	1,171	1,112
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	373	350
Wynn Macau, Ltd. 5.125% 2029[1]	200	192
Wynn Resorts Ltd. 7.75% 2025[1]	1,042	1,105
Wynn Resorts Ltd. 5.125% 2029[1]	342	332
YUM! Brands, Inc. 7.75% 2025[1]	278	308
		99,740
Energy 11.50%
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[1,4]	1,934	39
Antero Resources Corp. 5.375% 2024	875	750
Antero Resources Corp. 5.75% 2028[1]	206	170
Apache Corp. 4.625% 2025	320	306
American Funds Insurance Series — High-Income Bond Fund — Page 179 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Apache Corp. 4.875% 2027	$1,360	$1,288
Apache Corp. 4.375% 2028	791	725
Apache Corp. 6.00% 2037	165	158
Apache Corp. 5.10% 2040	420	378
Apache Corp. 4.75% 2043	180	160
Ascent Resources - Utica LLC 10.00% 2022[1]	338	334
Ascent Resources - Utica LLC 7.00% 2026[1]	765	587
Blue Racer Midstream LLC and Blue Racer Finance Corp. 6.125% 2022[1]	1,300	1,271
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.363% 2022[2,3,4]	950	370
Carrizo Oil & Gas Inc. 6.25% 2023	750	242
Cenovus Energy Inc. 3.00% 2022	42	41
Cenovus Energy Inc. 3.80% 2023	47	45
Cenovus Energy Inc. 5.375% 2025	1,200	1,156
Cenovus Energy Inc. 4.25% 2027	180	164
Cenovus Energy Inc. 6.75% 2039	125	126
Cenovus Energy Inc. 5.40% 2047	400	338
Centennial Resource Production, LLC 6.875% 2027[1]	465	191
Cheniere Energy Partners, LP 5.625% 2026	1,021	1,064
Cheniere Energy Partners, LP 4.50% 2029	583	599
Cheniere Energy, Inc. 7.00% 2024	319	368
Cheniere Energy, Inc. 5.875% 2025	495	565
Cheniere Energy, Inc. 4.625% 2028[1]	4,705	4,837
Chesapeake Energy Corp. 4.875% 2022	4,300	194
Chesapeake Energy Corp. 11.50% 2025[1,4]	2,824	386
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 8.223% 2024[2,3,4]	2,627	1,878
CITGO Petroleum Corp. 7.00% 2025[1]	500	494
CNX Resources Corp. 7.25% 2027[1]	410	419
Comstock Resources, Inc. 9.75% 2026	1,388	1,431
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[1,8]	7,414	2,224
Convey Park Energy LLC 7.50% 2025[1]	792	758
CVR Energy, Inc. 5.25% 2025[1]	555	485
DCP Midstream LP 7.375% 2049 (3-month USD-LIBOR + 5.148% on 12/15/2022)[5]	155	102
DCP Midstream Operating LP 4.95% 2022	1,187	1,197
DCP Midstream Operating LP 5.375% 2025	350	362
Diamond Offshore Drilling, Inc. 7.875% 2025[4]	508	48
Diamond Offshore Drilling, Inc. 4.875% 2043[4]	1,362	131
Encana Corp. 6.50% 2034	550	513
Endeavor Energy Resources, LP 6.625% 2025[1]	850	875
Energy Transfer Operating, LP 5.00% 2050	963	888
EQM Midstream Partners, LP 4.75% 2023	400	400
EQM Midstream Partners, LP 4.125% 2026	127	121
EQM Midstream Partners, LP 6.50% 2027[1]	2,365	2,510
EQM Midstream Partners, LP 5.50% 2028	1,231	1,242
EQT Corp. 7.875% 2025	288	320
EQT Corp. 8.75% 2030	350	414
Extraction Oil & Gas, Inc. 5.625% 2026[1,4]	1,575	399
Genesis Energy, LP 6.50% 2025	2,075	1,783
Harvest Midstream I, LP 7.50% 2028[1]	1,325	1,322
Hess Midstream Partners LP 5.125% 2028[1]	687	686
Illuminate Buyer LLC / Illuminate Holdings IV Inc. 9.00% 2028[1]	500	537
Jonah Energy LLC 7.25% 2025[1]	2,200	256
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 3.147% 2024[2,3,6]	12	10
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 4.00%) 4.156% 2025[2,3]	146	119
Leviathan Bond Ltd. 6.125% 2025[1]	275	285
American Funds Insurance Series — High-Income Bond Fund — Page 180 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Leviathan Bond Ltd. 6.75% 2030[1]	$190	$197
Matador Resources Co. 5.875% 2026	315	264
MPLX LP 5.50% 2049	417	467
Murphy Oil Corp. 6.875% 2024	1,000	927
Murphy Oil Corp. 5.875% 2027	219	187
Nabors Industries Inc. 5.75% 2025	355	121
New Fortress Energy Inc. 6.75% 2025[1]	2,285	2,393
NGL Energy Partners LP 7.50% 2023	767	513
NGL Energy Partners LP 6.125% 2025	3,179	1,903
NuStar Logistics, LP 6.75% 2021[1]	33	33
NuStar Logistics, LP 6.00% 2026	686	689
Oasis Petroleum Inc. 6.875% 2022	2,587	613
Oasis Petroleum Inc. 6.25% 2026[1]	759	182
Occidental Petroleum Corp. 2.70% 2022	882	826
Occidental Petroleum Corp. 3.125% 2022	84	80
Occidental Petroleum Corp. 2.70% 2023	569	522
Occidental Petroleum Corp. 2.90% 2024	1,708	1,452
Occidental Petroleum Corp. 5.875% 2025	1,310	1,203
Occidental Petroleum Corp. 8.00% 2025	1,475	1,487
Occidental Petroleum Corp. 6.375% 2028	941	873
Occidental Petroleum Corp. 3.50% 2029	210	161
Occidental Petroleum Corp. 6.625% 2030	885	818
Occidental Petroleum Corp. 8.875% 2030	375	387
Occidental Petroleum Corp. 4.20% 2048	165	114
ONEOK, Inc. 5.85% 2026	273	314
ONEOK, Inc. 4.95% 2047	23	22
ONEOK, Inc. 5.20% 2048	282	272
ONEOK, Inc. 7.15% 2051	83	99
Parsley Energy, Inc. 5.25% 2025[1]	150	149
PBF Holding Company LLC 9.25% 2025[1]	450	462
PBF Holding Company LLC 6.00% 2028[1]	221	149
PDC Energy Inc. 5.75% 2026	1,100	1,028
Peabody Energy Corp. 6.00% 2022[1]	1,738	1,025
Peabody Energy Corp. 6.375% 2025[1]	100	41
Petrobras Global Finance Co. 5.299% 2025	307	336
Petrobras Global Finance Co. 5.60% 2031	250	267
Petrobras Global Finance Co. 6.90% 2049	375	418
Petrobras Global Finance Co. 6.75% 2050	850	922
Petróleos Mexicanos 6.49% 2027[1]	120	113
Petróleos Mexicanos 5.35% 2028	449	385
Petróleos Mexicanos 6.375% 2045	210	158
Petróleos Mexicanos 6.35% 2048	108	81
Petróleos Mexicanos 7.69% 2050[1]	251	208
QEP Resources, Inc. 5.375% 2022	195	160
QEP Resources, Inc. 5.25% 2023	110	80
QEP Resources, Inc. 5.625% 2026	760	433
Range Resources Corp. 4.875% 2025	472	427
Rattler Midstream Partners LP 5.625% 2025[1]	1,105	1,116
Rockies Express Pipeline LLC 4.95% 2029[1]	1,000	974
Sabine Pass Liquefaction, LLC 4.50% 2030[1]	256	289
Sanchez Energy Corp. 7.25% 2023[1,4]	739	7
SM Energy Co. 5.00% 2024	250	134
SM Energy Co. 5.625% 2025	247	112
SM Energy Co. 6.625% 2027	290	130
American Funds Insurance Series — High-Income Bond Fund — Page 181 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Southwestern Energy Co. 6.45% 2025[5]	$845	$822
Southwestern Energy Co. 7.50% 2026	1,193	1,169
Southwestern Energy Co. 7.75% 2027	72	70
Southwestern Energy Co. 8.375% 2028	865	852
Sunoco LP 4.875% 2023	1,778	1,793
Sunoco LP 5.50% 2026	263	264
Sunoco LP 6.00% 2027	147	151
Tallgrass Energy Partners, LP 5.50% 2024[1]	1,000	942
Tallgrass Energy Partners, LP 7.50% 2025[1]	585	588
Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 2024[2,3,6,7]	11	6
Targa Resources Partners LP 5.875% 2026	321	330
Targa Resources Partners LP 6.50% 2027	133	139
Targa Resources Partners LP 6.875% 2029	332	357
Targa Resources Partners LP 5.50% 2030[1]	477	475
Targa Resources Partners LP 4.875% 2031[1]	2,000	1,941
Teekay Corp. 9.25% 2022[1]	3,108	2,939
Teekay Offshore Partners LP 8.50% 2023[1]	2,009	1,723
Transocean Guardian Ltd. 5.875% 2024[1]	862	560
Transocean Inc. 8.375% 2021[5]	1,592	852
Transocean Inc. 6.125% 2025[1]	1,876	1,688
Transocean Poseidon Ltd. 6.875% 2027[1]	655	527
Transocean Sentry Ltd. 5.375% 2023[1]	571	391
USA Compression Partners, LP 6.875% 2026	264	262
USA Compression Partners, LP 6.875% 2027	247	245
Vine Oil & Gas LP 8.75% 2023[1]	2,042	1,389
Weatherford International PLC 8.75% 2024[1]	1,346	1,383
Weatherford International PLC 11.00% 2024[1]	4,211	2,537
Western Gas Partners LP 4.50% 2028	993	938
Western Midstream Operating, LP 5.25% 2050	500	464
WPX Energy, Inc. 5.75% 2026	297	308
WPX Energy, Inc. 5.25% 2027	160	163
WPX Energy, Inc. 5.875% 2028	620	649
WPX Energy, Inc. 4.50% 2030	759	751
		93,452
Industrials 10.11%
ADT Corp. 3.50% 2022	1,221	1,242
Advanced Disposal Services, Inc. 5.625% 2024[1]	1,023	1,057
Aircastle Ltd. 5.25% 2025[1]	900	882
Alaska Air Group, Inc. 4.80% 2027[1]	575	604
Allison Transmission Holdings, Inc. 5.00% 2024[1]	1,573	1,592
ASGN Inc. 4.625% 2028[1]	402	404
Ashtead Group PLC 4.25% 2029[1]	488	515
Associated Materials, LLC 9.00% 2025[1]	2,156	2,258
Aviation Capital Group LLC 5.50% 2024[1]	500	516
Avis Budget Car Rental, LLC 5.75% 2027[1]	1,550	1,398
Avis Budget Group, Inc. 6.375% 2024[1]	2,060	1,963
Avis Budget Group, Inc. 5.25% 2025[1]	437	399
Avis Budget Group, Inc. 10.50% 2025[1]	800	916
Avolon Holdings Funding Ltd. 5.25% 2024[1]	660	663
Boeing Co. 5.93% 2060	700	869
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	1,600	1,607
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	1,072	1,064
Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	660	663
American Funds Insurance Series — High-Income Bond Fund — Page 182 of 233

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	$600	$604
Bombardier Inc. 8.75% 2021[1]	170	173
Bombardier Inc. 5.75% 2022[1]	255	247
Bombardier Inc. 6.125% 2023[1]	255	218
Bombardier Inc. 7.50% 2024[1]	95	73
Bombardier Inc. 7.50% 2025[1]	1,191	896
Bombardier Inc. 7.875% 2027[1]	933	709
BWX Technologies, Inc. 4.125% 2028[1]	615	631
Clean Harbors, Inc. 4.875% 2027[1]	766	796
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022	—[9]	—[9]
Cornerstone Building Brands, Inc. 6.125% 2029[1]	250	253
Covanta Holding Corp. 5.875% 2025	858	890
Covanta Holding Corp. 5.00% 2030	1,375	1,390
Delta Air Lines Inc. 7.00% 2025[1]	700	770
Dun & Bradstreet Corp. 6.875% 2026[1]	203	218
Dun & Bradstreet Corp. 10.25% 2027[1]	2,098	2,381
Euramax International, Inc. 12.00% 2020[1,4,6,7]	1,519	1,367
F-Brasile SpA 7.375% 2026[1]	1,338	1,137
Fortress Transportation and Infrastructure Investors LLC 9.75% 2027[1]	445	476
GW B-CR Security Corp. 9.50% 2027[1]	295	310
Hardwoods Acquisition Inc. 7.50% 2021[1,4]	967	358
Harsco Corp. 5.75% 2027[1]	650	660
Howmet Aerospace Inc. 6.875% 2025	1,662	1,839
Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,095
JELD-WEN Holding, Inc. 4.875% 2027[1]	1,033	1,057
JetBlue Pass Through Trust, Series 2019-1, Class B, 8.00% 2027	167	173
JetBlue Pass Through Trust, Series 2020-1, Class A, 7.75% 2028	525	547
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	1,710	1,791
LABL Escrow Issuer, LLC 10.50% 2027[1]	690	735
LSC Communications, Inc. 8.75% 2023[1,4]	9,960	1,569
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.25% 2022[2,3,4]	334	48
MasTec, Inc. 4.50% 2028[1]	1,775	1,795
Moog Inc. 4.25% 2027[1]	125	128
Navistar International Corp. 9.50% 2025[1]	152	171
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[1]	750	764
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	250	258
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	1,400	1,452
Pisces Parent LLC 8.00% 2026[1]	829	873
Prime Security Services Borrower, LLC 3.375% 2027[1]	925	891
Prime Security Services Borrower, LLC 6.25% 2028[1]	627	636
R.R. Donnelley & Sons Co. 6.50% 2023	1,100	1,033
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.147% 2024[2,3]	1,326	1,263
Rexnord Corp. 4.875% 2025[1]	848	862
Sensata Technologies, Inc. 3.75% 2031[1]	500	498
Signature Aviation PLC 4.00% 2028[1]	185	172
SkyMiles IP Ltd. 4.50% 2025[1]	450	462
SkyMiles IP Ltd. 4.75% 2028[1]	2,585	2,686
SkyMiles IP Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[2,3]	525	530
Spirit AeroSystems, Inc. (3-month USD-LIBOR + 0.80%) 1.05% 2021[3]	120	114
Spirit AeroSystems, Inc. 7.50% 2025[1]	1,053	1,068
Stericycle, Inc. 5.375% 2024[1]	1,476	1,536
The Brink’s Co. 5.50% 2025[1]	450	469
The Brink’s Co. 4.625% 2027[1]	719	720
TransDigm Inc. 6.50% 2024	79	79
American Funds Insurance Series — High-Income Bond Fund — Page 183 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
TransDigm Inc. 8.00% 2025[1]	$658	$716
TransDigm Inc. 6.25% 2026[1]	513	539
TransDigm Inc. 5.50% 2027	855	823
Triumph Group, Inc. 5.25% 2022	65	54
Triumph Group, Inc. 6.25% 2024[1]	85	73
Triumph Group, Inc. 8.875% 2024[1]	445	475
Triumph Group, Inc. 7.75% 2025[1]	270	174
Uber Technologies, Inc. 7.50% 2023[1]	360	375
Uber Technologies, Inc. 8.00% 2026[1]	1,810	1,929
United Airlines Holdings, Inc. 6.50% 2027[1]	4,375	4,566
United Rentals, Inc. 4.625% 2025	898	919
United Rentals, Inc. 5.875% 2026	53	56
United Rentals, Inc. 3.875% 2031	650	661
Vertical Holdco GMBH 7.625% 2028[1]	975	1,032
Vertical U.S. Newco Inc. 5.25% 2027[1]	3,025	3,149
Virgin Australia Holdings Ltd. 7.875% 2021[1]	800	80
Wesco Aircraft Holdings, Inc. 8.50% 2024[1]	233	192
Wesco Aircraft Holdings, Inc. 9.00% 2026[1]	939	776
WESCO Distribution, Inc. 7.125% 2025[1]	1,865	2,034
WESCO Distribution, Inc. 7.25% 2028[1]	1,770	1,942
XPO Logistics, Inc. 6.75% 2024[1]	198	210
XPO Logistics, Inc. 6.25% 2025[1]	800	854
		82,112
Financials 6.56%
Advisor Group Holdings, LLC 6.25% 2028[1]	1,041	1,038
AG Merger Sub II, Inc. 10.75% 2027[1]	1,862	1,914
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	796	836
Ally Financial Inc. 8.00% 2031	642	881
Ally Financial Inc. 8.00% 2031	63	84
American International Group, Inc. 4.375% 2050	300	352
AssuredPartners, Inc. 7.00% 2025[1]	498	509
AssuredPartners, Inc. 8.00% 2027[1]	853	907
CIT Group Inc. 4.125% 2021	950	952
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[5]	790	797
CIT Group Inc. 5.25% 2025	300	318
Compass Diversified Holdings 8.00% 2026[1]	3,514	3,702
Credit Acceptance Corp. 5.125% 2024[1]	765	762
Fairstone Financial Inc. 7.875% 2024[1]	1,508	1,550
FS Energy and Power Fund 7.50% 2023[1]	3,999	3,650
HUB International Ltd. 7.00% 2026[1]	1,950	2,023
Icahn Enterprises Finance Corp. 6.25% 2022	2,334	2,364
Icahn Enterprises Finance Corp. 5.25% 2027	402	420
Iris Merger Sub 2019 Inc. 9.375% 2028[1]	599	639
Ladder Capital Corp. 4.25% 2027[1]	1,104	958
LPL Financial Holdings Inc. 4.625% 2027[1]	1,209	1,225
MGIC Investment Corp. 5.25% 2028	525	544
MSCI Inc. 5.375% 2027[1]	320	342
MSCI Inc. 3.625% 2030[1]	66	68
MSCI Inc. 3.875% 2031[1]	2,150	2,243
National Financial Partners Corp. 6.875% 2028[1]	890	901
Nationstar Mortgage Holdings Inc. 5.50% 2028[1]	425	425
Navient Corp. 6.50% 2022	3,533	3,612
Navient Corp. 5.50% 2023	2,841	2,876
American Funds Insurance Series — High-Income Bond Fund — Page 184 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Navient Corp. 5.875% 2024	$590	$588
Navient Corp. 6.125% 2024	417	422
Navient Corp. 5.00% 2027	2,248	2,114
Navient Corp. 5.625% 2033	978	826
New Residential Investment Corp. 6.25% 2025[1]	525	518
NMI Holdings Inc. 7.375% 2025[1]	440	471
OneMain Holdings, Inc. 7.125% 2026	685	766
Owl Rock Capital Corp. 4.625% 2024[1]	750	755
Owl Rock Capital Corp. 3.75% 2025	900	898
PennyMac Financial Services, Inc. 5.375% 2025[1]	525	532
PRA Group, Inc. 7.375% 2025[1]	300	314
Quicken Loans, LLC 3.625% 2029[1]	525	521
Quicken Loans, LLC 3.875% 2031[1]	450	446
Specialty Building Products Holdings LLC 6.375% 2026[1]	450	459
Springleaf Finance Corp. 6.125% 2024	1,717	1,801
Springleaf Finance Corp. 6.625% 2028	190	211
Springleaf Finance Corp. 5.375% 2029	183	191
Starwood Property Trust, Inc. 3.625% 2021	325	326
Starwood Property Trust, Inc. 5.00% 2021	2,371	2,352
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 7.00%) 7.225% 2025[2,3]	1,013	977
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 5.22% 2026[2,3]	1,491	943
		53,323
Information technology 5.19%
Alcatel-Lucent USA Inc. 6.45% 2029	1,080	1,172
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,3]	3,924	3,714
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2025[2,3]	822	835
Avaya Inc. 6.125% 2028[1]	990	1,015
Banff Merger Sub Inc. 9.75% 2026[1]	1,554	1,645
Black Knight Inc. 3.625% 2028[1]	1,225	1,240
Blue Yonder Group, Inc. 4.25% 2026[1]	300	306
BMC Software, Inc. 7.125% 2025[1]	860	920
BMC Software, Inc. 9.125% 2026[1]	1,120	1,191
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 4.25%) 4.397% 2025[2,3]	373	363
Broadcom Inc. 4.75% 2029	16	19
CDW Corp. 3.25% 2029	355	354
CommScope Finance LLC 5.50% 2024[1]	245	252
CommScope Finance LLC 6.00% 2026[1]	833	870
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.938% 2023[2,3]	648	625
Diebold Nixdorf, Inc. 8.50% 2024	1,534	1,400
Diebold Nixdorf, Inc. 9.375% 2025[1]	4,850	5,129
Financial & Risk US Holdings, Inc. 8.25% 2026[1]	351	385
Gartner, Inc. 4.50% 2028[1]	1,725	1,810
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	1,101	1,163
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 7.647% 2025[2,3]	448	448
Logan Merger Sub, Inc. 5.50% 2027[1]	725	737
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.896% 2024[2,3]	1,151	1,144
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 9.50% 2025[2,3]	490	494
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[2,3]	1,220	1,196
Presidio Holdings Inc. 8.25% 2028[1]	360	378
PTC Inc. 3.625% 2025[1]	430	437
Sabre GLBL Inc. 7.375% 2025[1]	600	607
Sabre Holdings Corp. 5.25% 2023[1]	83	81
Sabre Holdings Corp. 9.25% 2025[1]	521	574
American Funds Insurance Series — High-Income Bond Fund — Page 185 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Solera Holdings, Inc. 10.50% 2024[1]	$726	$760
Tempo Acquisition LLC 6.75% 2025[1]	592	605
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[2,3]	1,325	1,357
VeriSign, Inc. 4.625% 2023	429	432
VeriSign, Inc. 5.25% 2025	132	146
Veritas Holdings Ltd. 7.50% 2023[1]	2,093	2,096
Veritas Holdings Ltd. 10.50% 2024[1]	1,225	1,157
Veritas Holdings Ltd. 7.50% 2025[1]	2,115	2,184
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.50% 2025[2,3]	384	376
ViaSat, Inc. 5.625% 2027[1]	175	180
Xerox Corp. 4.125% 2023	314	324
Xerox Corp. 5.50% 2028[1]	2,035	2,009
		42,130
Real estate 2.63%
Brookfield Property REIT Inc. 5.75% 2026[1]	2,789	2,203
Communications Sales & Leasing, Inc. 6.00% 2023[1]	800	806
Diversified Healthcare Trust 4.75% 2024	275	268
Diversified Healthcare Trust 9.75% 2025	900	1,008
Hospitality Properties Trust 7.50% 2025	238	254
Howard Hughes Corp. 5.375% 2025[1]	2,568	2,616
Howard Hughes Corp. 5.375% 2028[1]	1,575	1,574
Iron Mountain Inc. 4.875% 2027[1]	1,266	1,295
Iron Mountain Inc. 5.00% 2028[1]	617	633
Iron Mountain Inc. 5.25% 2028[1]	1,214	1,266
Iron Mountain Inc. 5.25% 2030[1]	2,415	2,522
Iron Mountain Inc. 4.50% 2031[1]	1,660	1,672
Medical Properties Trust, Inc. 5.00% 2027	1,333	1,392
Park Hotels & Resorts Inc. 7.50% 2025[1]	600	641
QTS Realty Trust, Inc. 3.875% 2028[1]	625	628
Realogy Corp. 4.875% 2023[1]	313	311
Realogy Corp. 9.375% 2027[1]	1,173	1,217
Realogy Group LLC 7.625% 2025[1]	455	477
Xenia Hotels & Resorts, Inc. 6.375% 2025[1]	550	551
		21,334
Utilities 2.51%
AES Corp. 5.50% 2025	1,248	1,289
AES Corp. 6.00% 2026	793	836
AES Corp. 3.95% 2030[1]	675	747
AES Panama Generation Holdings SRL 4.375% 2030[1]	200	206
AmeriGas Partners, LP 5.75% 2027	297	326
Calpine Corp. 5.25% 2026[1]	143	149
Calpine Corp. 5.125% 2028[1]	518	537
Calpine Corp. 5.00% 2031[1]	1,000	1,021
DPL Inc. 4.125% 2025[1]	980	1,027
DPL Inc. 4.35% 2029	575	615
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	1,155	1,284
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,5]	1,050	1,229
NextEra Energy Partners, LP 4.25% 2024[1]	122	127
NextEra Energy Partners, LP 3.875% 2026[1]	92	95
NGL Energy Partners LP 7.50% 2026	1,492	928
NRG Energy, Inc. 7.25% 2026	328	350
American Funds Insurance Series — High-Income Bond Fund — Page 186 of 233

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.75% 2028	$203	$211
Pacific Gas and Electric Co. 4.55% 2030	473	513
PG&E Corp. 5.00% 2028	1,655	1,608
PG&E Corp. 5.25% 2030	675	654
PG&E Corp., Term Loan, (3-month USD-LIBOR + 4.50%) 5.50% 2025[2,3]	254	250
Talen Energy Corp. 10.50% 2026[1]	3,248	2,478
Talen Energy Corp. 7.25% 2027[1]	2,313	2,309
Talen Energy Supply, LLC 7.625% 2028[1]	1,340	1,342
Vistra Operations Co. LLC 3.55% 2024[1]	231	246
		20,377
Consumer staples 2.03%
Albertsons Companies, Inc. 4.875% 2030[1]	335	349
B&G Foods, Inc. 5.25% 2025	612	629
B&G Foods, Inc. 5.25% 2027	228	238
Darling Ingredients Inc. 5.25% 2027[1]	122	128
Edgewell Personal Care Co. 5.50% 2028[1]	275	290
Energizer Holdings, Inc. 7.75% 2027[1]	227	248
Energizer Holdings, Inc. 4.375% 2029[1]	545	552
H.J. Heinz Co. 3.875% 2027[1]	725	774
H.J. Heinz Co. 4.25% 2031[1]	648	712
H.J. Heinz Co. 5.50% 2050[1]	971	1,115
Kraft Heinz Company 3.95% 2025	580	630
Kraft Heinz Company 4.375% 2046	1,106	1,139
Lamb Weston Holdings, Inc. 4.625% 2024[1]	561	586
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.25%) 4.47% 2026[2,3]	1,810	1,804
Post Holdings, Inc. 5.00% 2026[1]	1,958	2,010
Post Holdings, Inc. 5.625% 2028[1]	569	604
Post Holdings, Inc. 5.50% 2029[1]	166	178
Post Holdings, Inc. 4.625% 2030[1]	2,155	2,220
Prestige Brands International Inc. 6.375% 2024[1]	260	267
Prestige Brands International Inc. 5.125% 2028[1]	103	107
Spectrum Brands Inc. 5.75% 2025	528	546
TreeHouse Foods, Inc. 6.00% 2024[1]	1,188	1,221
TreeHouse Foods, Inc. 4.00% 2028	145	147
		16,494
Total corporate bonds, notes & loans		740,088
Asset-backed obligations 0.10%
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[1,10]	100	101
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[1,10]	100	103
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[1,10]	460	469
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,10]	100	102
		775
Municipals 0.00% Puerto Rico 0.00%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	5	5
Total bonds, notes & other debt instruments (cost: $764,889,000)		740,868
American Funds Insurance Series — High-Income Bond Fund — Page 187 of 233

unaudited
Convertible bonds & notes 0.89% Communication services 0.26%	Principal amount (000)	Value (000)
Cinemark USA, Inc., convertible notes, 4.50% 2025[1]	$190	$190
DISH DBS Corp., convertible notes, 3.375% 2026	635	584
Liberty Broadband Corp., convertible notes, 2.75% 2050[1]	321	346
Live Nation Entertainment, Inc., convertible notes, 2.50% 2023	325	364
Live Nation Entertainment, Inc., convertible notes, 2.125% 2025[1]	430	393
Match Group Financeco 2 Inc., convertible notes, 0.875% 2026[1]	175	251
		2,128
Consumer discretionary 0.21%
Chegg, Inc., convertible notes, 0% 2026[1]	260	260
NCL Corp. Ltd., convertible notes, 5.375% 2025[1]	255	300
Penn National Gaming, Inc., convertible notes, 2.75% 2026	130	418
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 2023[1]	350	410
Wayfair Inc., convertible notes, 0.625% 2025[1]	261	267
		1,655
Information technology 0.16%
Datadog, Inc., convertible notes, 0.125% 2025[1]	220	291
Medallia, Inc., convertible notes, 0.125% 2025[1]	269	271
Palo Alto Networks, Inc., convertible notes, 0.75% 2023	220	249
Sabre Holdings Corp., convertible notes, 4.00% 2025[1]	390	460
		1,271
Industrials 0.13%
American Airlines Group Inc., convertible notes, 6.50% 2025	183	169
Middleby Corp., convertible notes, 1.00% 2025[1]	260	257
Southwest Airlines Co., convertible notes, 1.25% 2025	500	655
		1,081
Energy 0.09%
CNX Resources Corp., convertible notes, 2.25% 2026[1]	240	249
EQT Corp., convertible notes, 1.75% 2026[1]	380	435
Mesquite Energy Inc., convertible notes, 15.00% 2023[1,6,7]	63	63
		747
Financials 0.04%
LendingTree, Inc., convertible notes, 0.50% 2025[1]	340	333
Total convertible bonds & notes (cost: $6,684,000)		7,215
Convertible stocks 0.42% Utilities 0.14%	Shares
Essential Utilities, Inc., convertible preferred units, 6.00% 2022	8,600	460
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	8,000	388
PG&E Corp., convertible preferred units, 5.50% 2023[11]	3,350	329
		1,177
Health care 0.11%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	291	372
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	3,100	347
Becton, Dickinson and Co., Series B, convertible preferred shares, 6.00% 2023	3,200	168
		887
American Funds Insurance Series — High-Income Bond Fund — Page 188 of 233

unaudited
Convertible stocks (continued) Financials 0.10%	Shares	Value (000)
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[1]	411	$443
KKR & Co. Inc., Series C, convertible preferred shares, 6.00%	6,980	363
		806
Information technology 0.07%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	450	561
Total convertible stocks (cost: $3,219,000)		3,431
Preferred securities 0.29% Consumer discretionary 0.29%
MYT Holding LLC, Series A, preferred shares[11]	2,470,906	2,385
Total preferred securities (cost: $2,211,000)		2,385
Common stocks 3.40% Health care 1.51%
Rotech Healthcare Inc.[6,7,11,12]	201,793	11,704
Advanz Pharma Corp. Ltd.[11,12]	80,350	404
Advanz Pharma Corp. Ltd.[11]	29,584	149
		12,257
Industrials 0.71%
Associated Materials Group Inc.[6,7,11]	949,277	5,762
Energy 0.51%
Ascent Resources - Utica, LLC, Class A6,7,11,12	6,297,894	1,322
Denbury Inc.[1,11]	63,841	1,124
Tribune Resources, LLC[6,7,11]	1,006,339	906
Weatherford International[11]	156,870	306
McDermott International, Inc.[11]	107,875	259
Whiting Petroleum Corp.[11]	12,063	209
Mesquite Energy, Inc.[6,7,11]	3,557	21
Tapstone Energy, LLC[1,6,7,11]	14,603	—[9]
Sable Permian Resources, LLC, units[6,7,11]	15,816,020	—[9]
		4,147
Consumer discretionary 0.31%
NMG Parent LLC[6,11]	14,350	1,184
NMG Parent LLC[1,6,7,11]	1,615	93
Chewy, Inc., Class A11	11,600	636
MYT Holding Co., Class B6,11	606,591	576
		2,489
Materials 0.14%
Hexion Holdings Corp., Class B11	74,701	766
First Quantum Minerals Ltd.	44,800	399
		1,165
American Funds Insurance Series — High-Income Bond Fund — Page 189 of 233

unaudited
Common stocks (continued) Information technology 0.11%	Shares	Value (000)
MoneyGram International, Inc.[11]	145,000	$410
Diebold Nixdorf, Inc.[11]	32,000	244
Snowflake Inc., Class A11	800	201
		855
Real estate 0.09%
Crown Castle International Corp. REIT	4,402	733
Communication services 0.02%
iHeartMedia, Inc., Class A11	22,639	184
Adelphia Recovery Trust, Series Arahova[6,7,11]	388,601	2
Adelphia Recovery Trust, Series ACC-1[6,7,11]	449,306	—[9]
		186
Total common stocks (cost: $37,046,000)		27,594
Rights & warrants 0.02% Consumer discretionary 0.02%
NMG Parent LLC, warrants, expire 2027[6,11]	27,111	164
Energy 0.00%
McDermott International, Inc., warrants, expire 2027[6,11]	183,977	4
Tribune Resources, LLC, Class A, warrants, expire 2023[6,7,11]	336,564	—[9]
Tribune Resources, LLC, Class B, warrants, expire 2023[6,7,11]	261,772	—[9]
Tribune Resources, LLC, Class C, warrants, expire 2023[6,7,11]	247,225	—[9]
		4
Total rights & warrants (cost: $360,000)		168
Short-term securities 2.69% Money market investments 2.69%
Capital Group Central Cash Fund 0.12%[13,14]	218,661	21,868
Total short-term securities (cost: $21,864,000)		21,868
Total investment securities 98.92% (cost: $836,273,000)		803,529
Other assets less liabilities 1.08%		8,748
Net assets 100.00%		$812,277
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium received (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
CDX.NA.IG.35	1.00%/Quarterly	12/20/2025	$28,600	$(596)	$(686)	$90
CDX.NA.HY.35	5.00%/Quarterly	12/20/2025	22,775	(933)	(911)	(22)
					$(1,597)	$68
American Funds Insurance Series — High-Income Bond Fund — Page 190 of 233

unaudited
Investments in affiliates14

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2020 (000)	Dividend income (000)
Short-term securities 2.69%
Money market investments 2.69%
Capital Group Central Cash Fund 0.12%[13]	$39,112	$252,088	$269,276	$73	$(129)	$21,868	$218
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $493,147,000, which represented 60.71% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $39,376,000, which represented 4.85% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Step bond; coupon rate may change at a later date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $32,999,000, which represented 4.06% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[9]	Amount less than one thousand.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Security did not produce income during the last 12 months.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[13]	Rate represents the seven-day yield at 9/30/2020.
[14]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$4,331	$11,704	1.44%
Ascent Resources - Utica, LLC, Class A	11/15/2016	302	1,322.16
Advanz Pharma Corp. Ltd.	8/31/2018	1,017	404.05
Total private placement securities		$ 5,650	$ 13,430	1.65%
Key to abbreviations and symbol
Auth. = Authority
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars
American Funds Insurance Series — High-Income Bond Fund — Page 191 of 233

American Funds Mortgage Fund®
Investment portfolio
September 30, 2020
unaudited
Bonds, notes & other debt instruments 92.77% Mortgage-backed obligations 85.56% Federal agency mortgage-backed obligations 82.08%	Principal amount (000)	Value (000)
Fannie Mae Pool #AS7638 2.50% 2031[1]	$1,220	$1,274
Fannie Mae Pool #695412 5.00% 2033[1]	—[2]	—[2]
Fannie Mae Pool #AD3566 5.00% 2035[1]	2	2
Fannie Mae Pool #256583 5.00% 2036[1,3]	36	37
Fannie Mae Pool #964279 2.633% 2038[1,4]	32	33
Fannie Mae Pool #964708 2.765% 2038[1,4]	4	4
Fannie Mae Pool #889101 3.26% 2038[1,4]	39	40
Fannie Mae Pool #AC0794 5.00% 2039[1]	10	11
Fannie Mae Pool #931768 5.00% 2039[1]	2	2
Fannie Mae Pool #AL9335 3.172% 2040[1,4]	1,470	1,543
Fannie Mae Pool #932606 5.00% 2040[1]	5	6
Fannie Mae Pool #AL9327 3.216% 2041[1,4]	1,349	1,418
Fannie Mae Pool #AL9326 3.428% 2041[1,4]	1,890	1,987
Fannie Mae Pool #AJ1873 4.00% 2041[1]	8	9
Fannie Mae Pool #AE1248 5.00% 2041[1]	13	14
Fannie Mae Pool #AE1274 5.00% 2041[1]	10	11
Fannie Mae Pool #AE1277 5.00% 2041[1]	5	6
Fannie Mae Pool #AE1283 5.00% 2041[1]	3	4
Fannie Mae Pool #AP7553 3.00% 2042[1]	474	504
Fannie Mae Pool #AE1290 5.00% 2042[1]	7	8
Fannie Mae Pool #AL3829 3.50% 2043[1]	67	74
Fannie Mae Pool #AT7161 3.50% 2043[1]	31	34
Fannie Mae Pool #AR1512 3.50% 2043[1]	15	16
Fannie Mae Pool #AT0412 3.50% 2043[1]	8	9
Fannie Mae Pool #AT3954 3.50% 2043[1]	4	5
Fannie Mae Pool #AT0300 3.50% 2043[1]	3	3
Fannie Mae Pool #AX8521 3.50% 2044[1]	7	8
Fannie Mae Pool #AY1829 3.50% 2044[1]	5	6
Fannie Mae Pool #AW8240 3.50% 2044[1]	1	1
Fannie Mae Pool #BE5017 3.50% 2045[1]	39	42
Fannie Mae Pool #BE5009 3.50% 2045[1]	36	39
Fannie Mae Pool #BE8740 3.50% 2047[1]	35	38
Fannie Mae Pool #BE8742 3.50% 2047[1]	10	11
Fannie Mae Pool #BH2848 3.50% 2047[1]	6	6
Fannie Mae Pool #BH2846 3.50% 2047[1]	4	5
Fannie Mae Pool #BH2847 3.50% 2047[1]	4	4
Fannie Mae Pool #BJ5015 4.00% 2047[1]	88	97
Fannie Mae Pool #BH3122 4.00% 2047[1]	3	3
Fannie Mae Pool #BM4488 3.404% 2048[1,4]	1,097	1,144
Fannie Mae Pool #BJ4901 3.50% 2048[1]	23	25
Fannie Mae Pool #CA2850 4.00% 2048[1]	100	113
Fannie Mae Pool #BK6840 4.00% 2048[1]	58	64
Fannie Mae Pool #BK5232 4.00% 2048[1]	42	47
Fannie Mae Pool #BK9743 4.00% 2048[1]	15	17
Fannie Mae Pool #BK7665 4.50% 2048[1]	395	442
American Funds Insurance Series — American Funds Mortgage Fund — Page 192 of 233

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK0951 4.50% 2048[1]	$291	$324
Fannie Mae Pool #CA2205 4.50% 2048[1]	82	88
Fannie Mae Pool #BK9761 4.50% 2048[1]	18	20
Fannie Mae Pool #CA4867 3.00% 2049[1,3]	4,769	5,135
Fannie Mae Pool #CA4151 3.50% 2049[1]	336	374
Fannie Mae Pool #FM1062 3.50% 2049[1]	312	345
Fannie Mae Pool #FM1443 3.50% 2049[1]	260	286
Fannie Mae Pool #BJ8411 3.50% 2049[1]	74	82
Fannie Mae Pool #BJ8402 3.544% 2049[1,4]	197	206
Fannie Mae Pool #MA3746 4.00% 2049[1]	83	88
Fannie Mae Pool #CA5496 3.00% 2050[1]	9,804	10,586
Freddie Mac Pool #A18781 5.00% 2034[1,3]	923	1,061
Freddie Mac Pool #C91883 4.00% 2036[1]	3,530	3,851
Freddie Mac Pool #840222 3.278% 2040[1,4]	368	387
Freddie Mac Pool #Q18236 3.50% 2043[1]	32	35
Freddie Mac Pool #Q19133 3.50% 2043[1]	20	22
Freddie Mac Pool #Q17696 3.50% 2043[1]	19	20
Freddie Mac Pool #Q15874 4.00% 2043[1]	2	2
Freddie Mac Pool #Q28558 3.50% 2044[1]	97	106
Freddie Mac Pool #760012 3.097% 2045[1,4]	105	110
Freddie Mac Pool #760013 3.177% 2045[1,4]	61	63
Freddie Mac Pool #760014 3.221% 2045[1,4]	988	1,031
Freddie Mac Pool #760015 3.033% 2047[1,4]	160	165
Freddie Mac Pool #Q52069 3.50% 2047[1]	55	60
Freddie Mac Pool #Q51622 3.50% 2047[1]	43	47
Freddie Mac Pool #Q47615 3.50% 2047[1]	37	40
Freddie Mac Pool #Q55056 3.50% 2048[1]	69	75
Freddie Mac Pool #Q54709 3.50% 2048[1]	38	41
Freddie Mac Pool #Q54701 3.50% 2048[1]	36	40
Freddie Mac Pool #Q54782 3.50% 2048[1]	34	37
Freddie Mac Pool #Q54781 3.50% 2048[1]	32	35
Freddie Mac Pool #Q54700 3.50% 2048[1]	28	31
Freddie Mac Pool #Q56591 3.50% 2048[1]	25	27
Freddie Mac Pool #Q55060 3.50% 2048[1]	22	24
Freddie Mac Pool #Q56590 3.50% 2048[1]	19	21
Freddie Mac Pool #Q56589 3.50% 2048[1]	16	18
Freddie Mac Pool #Q54698 3.50% 2048[1]	14	16
Freddie Mac Pool #Q54699 3.50% 2048[1]	14	15
Freddie Mac Pool #Q54831 3.50% 2048[1]	10	11
Freddie Mac Pool #G67711 4.00% 2048[1]	486	541
Freddie Mac Pool #Q56599 4.00% 2048[1]	64	71
Freddie Mac Pool #Q56175 4.00% 2048[1]	44	49
Freddie Mac Pool #Q55971 4.00% 2048[1]	42	46
Freddie Mac Pool #Q55970 4.00% 2048[1]	19	22
Freddie Mac Pool #Q58411 4.50% 2048[1]	129	144
Freddie Mac Pool #Q58436 4.50% 2048[1]	55	62
Freddie Mac Pool #Q58378 4.50% 2048[1]	49	54
Freddie Mac Pool #Q57242 4.50% 2048[1]	36	39
Freddie Mac Pool #RA1339 3.00% 2049[1]	3,457	3,688
Freddie Mac Pool #RA1463 3.50% 2049[1]	230	256
Freddie Mac Pool #RA1580 3.50% 2049[1]	229	254
Freddie Mac Pool #QA0284 3.50% 2049[1]	147	162
Freddie Mac Pool #QA2748 3.50% 2049[1]	31	34
Freddie Mac Pool #SD7514 3.50% 2050[1,3]	11,790	12,694
American Funds Insurance Series — American Funds Mortgage Fund — Page 193 of 233

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[1]	$1,746	$1,854
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	4,722	5,047
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,4]	900	1,105
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,4]	1,331	1,412
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,309	1,393
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,4]	1,101	1,169
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	141	157
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	744	818
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,4]	4,857	5,330
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	2,835	3,053
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	2,142	2,413
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	1,155	1,303
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	44	50
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	29	32
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	6,074	6,628
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,699	1,805
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	1,831	1,933
Government National Mortgage Assn. 3.75% 2034[1]	1,060	1,133
Government National Mortgage Assn. 3.75% 2038[1]	669	717
Government National Mortgage Assn. 3.75% 2039[1]	771	826
Government National Mortgage Assn. 4.50% 2041[1]	29	31
Government National Mortgage Assn. 3.50% 2042[1]	144	151
Government National Mortgage Assn. 3.50% 2043[1]	96	102
Government National Mortgage Assn. 4.25% 2044[1]	1,454	1,614
Government National Mortgage Assn. 4.00% 2046[1]	538	564
Government National Mortgage Assn. 2.00% 2050[1,5]	8,800	9,124
Government National Mortgage Assn. 2.50% 2050[1,5]	8,500	8,909
Government National Mortgage Assn. 3.50% 2050[1,5]	1,750	1,844
Government National Mortgage Assn. Pool #004410 4.00% 2039[1]	164	170
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	145	166
Government National Mortgage Assn. Pool #004823 4.00% 2040[1]	362	375
Government National Mortgage Assn. Pool #005104 5.00% 2041[1]	556	610
Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	146	168
Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]	245	253
Government National Mortgage Assn. Pool #MA0366 3.50% 2042[1]	212	218
Government National Mortgage Assn. Pool #AA7301 3.50% 2043[1]	1,505	1,639
Government National Mortgage Assn. Pool #AD7278 3.50% 2043[1,3]	1,098	1,174
Government National Mortgage Assn. Pool #AF0398 3.50% 2043[1]	769	827
Government National Mortgage Assn. Pool #AF0140 3.50% 2043[1]	434	461
Government National Mortgage Assn. Pool #MA1411 3.50% 2043[1]	239	245
Government National Mortgage Assn. Pool #AH5882 3.75% 2044[1]	535	580
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	922	991
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	390	418
Government National Mortgage Assn. Pool #MA6542 3.50% 2050[1]	38	40
Government National Mortgage Assn. Pool #AO0409 4.529% 2065[1]	235	255
Government National Mortgage Assn. Pool #AO0461 4.54% 2065[1]	126	137
Government National Mortgage Assn. Pool #AN1825 4.55% 2065[1]	408	442
Government National Mortgage Assn. Pool #AO0385 4.498% 2066[1]	859	949
Government National Mortgage Assn. Pool #725897 5.20% 2066[1]	6	6
Uniform Mortgage-Backed Security 1.50% 2035[1,5]	65,825	67,337
Uniform Mortgage-Backed Security 2.00% 2035[1,5]	23,250	24,160
Uniform Mortgage-Backed Security 2.50% 2035[1,5]	11,500	12,003
Uniform Mortgage-Backed Security 2.00% 2050[1,5]	4,800	4,951
Uniform Mortgage-Backed Security 2.50% 2050[1,5]	500	523
American Funds Insurance Series — American Funds Mortgage Fund — Page 194 of 233

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.00% 2050[1,5]	$4,406	$4,616
Uniform Mortgage-Backed Security 3.50% 2050[1,5]	7,168	7,557
Uniform Mortgage-Backed Security 4.50% 2050[1,5]	4,848	5,245
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	144	147
		249,387
Collateralized mortgage-backed obligations (privately originated) 3.48%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,4,6]	516	528
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,4,6]	238	239
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[1,4,6]	946	956
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[1,4,6]	227	230
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 2030[1,4,6]	506	510
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[1,6]	271	272
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[1,4,6]	611	631
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.898% 2052[1,4,6]	750	749
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[1,4,6]	62	64
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.906% 2022[1,4,6]	1,300	1,303
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.156% 2022[1,4,6]	500	502
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,4,6]	304	306
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,4,6]	406	408
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,4,6]	364	377
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,4,6]	869	870
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[1,4,6]	445	448
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.298% 2051[1,4,6]	750	752
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,4,6]	484	495
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.748% 2057[1,4,6]	35	35
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,4,6]	191	198
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,4,6]	128	133
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,4,6]	99	102
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,4,6]	268	270
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,4,6]	198	209
		10,587
Total mortgage-backed obligations		259,974
U.S. Treasury bonds & notes 6.04% U.S. Treasury 4.72%
U.S. Treasury 0.625% 2030	2,000	1,989
U.S. Treasury 1.25% 2050	6,655	6,317
U.S. Treasury 1.375% 2050	6,150	6,020
		14,326
U.S. Treasury inflation-protected securities 1.32%
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	130	202
U.S. Treasury Inflation-Protected Security 0.75% 2042[3,7]	1,632	2,055
U.S. Treasury Inflation-Protected Security 1.00% 2049[7]	1,261	1,762
		4,019
Total U.S. Treasury bonds & notes		18,345
American Funds Insurance Series — American Funds Mortgage Fund — Page 195 of 233

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations 1.07%	Principal amount (000)	Value (000)
American Express Credit Account Master Trust, Series 2018-3, Class A, 0.472% 2025[1,4]	$210	$211
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,6]	665	674
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,6]	110	112
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[1,6]	74	74
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[1]	1,000	1,035
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2B, 1.202% 2023[1,4]	158	159
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 2024[1]	74	76
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[1,4,6]	131	134
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.242% 2027[1,4,6]	647	643
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.305% 2025[1,4,6]	152	152
		3,270
Federal agency bonds & notes 0.10%
Fannie Mae 0.875% 2030	300	296
Total bonds, notes & other debt instruments (cost: $275,996,000)		281,885
Short-term securities 55.66% Commercial paper 35.42%
Merck & Co. Inc. 0% due 10/13/2020[6]	8,000	8,000
Pfizer Inc. 0.01%-0.08% due 10/16/2020-11/13/2020[6]	8,000	8,000
Amazon.com, Inc. 0.01% due 11/23/2020[6]	8,000	7,999
Chevron Corp. 0.01% due 10/29/2020[6]	8,000	7,999
Procter & Gamble Co. 0.03% due 12/11/2020[6]	8,000	7,999
Simon Property Group, LP 0.02%-0.03% due 10/13/2020-10/26/2020[6]	8,000	7,999
CHARTA, LLC 0.06% due 10/14/2020[6]	7,500	7,500
Paccar Financial Corp. 0.01% due 10/8/2020-10/27/2020	7,300	7,300
Emerson Electric Co. 0.01% due 10/7/2020-10/8/2020[6]	7,100	7,100
Toronto-Dominion Bank 0% due 10/1/2020[6]	7,000	7,000
Regents of the University of California 0.03% due 10/22/2020	7,000	6,999
Coca-Cola Co. 0.07% due 11/20/2020[6]	6,850	6,849
Chariot Funding, LLC 0.02% due 11/12/2020[6]	5,000	4,999
Apple Inc. 0.03% due 10/13/2020[6]	4,000	4,000
ExxonMobil Corp. 0.04% due 10/14/2020	4,000	4,000
Eli Lilly and Co. 0.03% due 11/16/2020[6]	2,800	2,798
Gotham Funding Corp. 0% due 10/1/2020[6]	1,100	1,100
		107,641
Federal agency discount notes 14.81%
Federal Home Loan Bank 0.01%-0.02% due 10/9/2020-12/23/2020	29,000	28,997
Federal Farm Credit Banks 0.01%-0.11% due 10/2/2020-12/9/2020	16,000	15,999
		44,996
U.S. Treasury bills 5.43%
U.S. Treasury 0.01%-0.04% due 11/3/2020-1/12/2021	16,500	16,497
Total short-term securities (cost: $169,132,000)		169,134
Total investment securities 148.43% (cost: $445,128,000)		451,019
Other assets less liabilities (48.43)%		(147,166)
Net assets 100.00%		$303,853
American Funds Insurance Series — American Funds Mortgage Fund — Page 196 of 233

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 9/30/2020[9] (000)	Unrealized (depreciation) appreciation at 9/30/2020 (000)
90 Day Euro Dollar Futures	Short	123	March 2021	$(30,750)	$(30,690)	$(7)
5 Year U.S. Treasury Note Futures	Long	38	January 2021	3,800	4,789	2
10 Year U.S. Treasury Note Futures	Long	1	December 2020	100	140	—[2]
10 Year Ultra U.S. Treasury Note Futures	Short	96	December 2020	(9,600)	(15,353)	(42)
20 Year U.S. Treasury Bond Futures	Long	14	December 2020	1,400	2,468	1
						$(46)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2020 (000)
3-month USD-LIBOR	0.243%	5/2/2024	$33,400	$19	$22	$(3)
U.S. EFFR	0.11%	5/18/2024	9,400	1	—	1
U.S. EFFR	0.1275%	6/25/2025	4,400	(1)	—	(1)
U.S. EFFR	0.105%	6/30/2025	4,300	4	—	4
U.S. EFFR	0.0975%	6/30/2025	2,387	3	—	3
U.S. EFFR	0.106%	6/30/2025	1,913	2	—	2
3-month USD-LIBOR	0.32%	9/23/2025	3,600	4	—	4
3-month USD-LIBOR	0.81%	7/28/2045	5,700	358	16	342
3-month USD-LIBOR	0.811%	7/27/2050	3,000	240	—	240
					$38	$592
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,280,000, which represented .75% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $101,718,000, which represented 33.48% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — American Funds Mortgage Fund — Page 197 of 233

Ultra-Short Bond Fund
Investment portfolio
September 30, 2020
unaudited
Short-term securities 99.44% Commercial paper 73.14%	Principal amount (000)	Value (000)
Amazon.com. Inc. 0.01% due 10/6/2020[1]	$10,000	$10,000
Atlantic Asset Securitization LLC 0.01% due 10/19/2020[1]	9,500	9,498
Australia & New Zealand Banking Group, Ltd. 0.05% due 10/7/2020[1]	10,000	10,000
BNG Bank N.V. 0.06% due 10/5/2020[1]	10,000	10,000
Caisse d’Amortissement de la Dette Sociale 0.06% due 1/20/2021	10,000	9,995
Canadian Imperial Bank of Commerce 0.04% due 12/11/2020[1]	10,000	9,997
Chariot Funding, LLC 0.03% due 10/2/2020[1]	5,300	5,300
DBS Bank Ltd. 0.05% due 1/4/2021[1]	10,000	9,996
Denmark (Kingdom of) 0.02% due 10/22/2020	10,000	10,000
DNB Bank ASA 0.03% due 11/20/2020[1]	10,000	9,998
ExxonMobil Corp. 0.08% due 10/6/2020	10,000	10,000
FMS Wertmanagement 0.05% due 11/30/2020[1]	9,200	9,198
Liberty Street Funding LLC 0.05% due 11/4/2020[1]	10,000	9,998
LVMH Moët Hennessy Louis Vuitton Inc. 0.03% due 11/23/2020[1]	9,500	9,499
Manhattan Asset Funding Company LLC 0.01% due 10/15/2020[1]	9,000	9,000
Mizuho Bank, Ltd. 0.04% due 11/20/2020[1]	9,300	9,298
Nederlandse Waterschapsbank NV 0.01% due 11/3/2020[1]	10,000	9,999
Novartis Finance Corp. 0.01% due 11/9/2020[1]	10,500	10,499
NRW.Bank 0.03% due 10/8/2020[1]	9,100	9,100
Oesterreich Kontrollbank 0.07% due 10/22/2020	5,600	5,600
Pfizer Inc. 0.07% due 10/30/2020[1]	10,900	10,899
Simon Property Group, LP 0.01% due 10/1/2020[1]	10,000	10,000
ST Engineering NA Inc. 0.04% due 10/8/2020[1]	10,000	10,000
Starbird Funding Corp. 0.04% due 12/21/2020[1]	9,500	9,496
Thunder Bay Funding, LLC 0.04% due 1/25/2021[1]	10,000	9,996
Toronto-Dominion Bank 0.03% due 11/9/2020[1]	10,000	9,999
Total Capital Canada Ltd. 0.05% due 10/27/2020[1]	1,800	1,800
Toyota Industries Commercial Finance, Inc. 0.04% due 1/15/2021[1]	9,698	9,693
Victory Receivables Corp. 0.04% due 11/23/2020[1]	8,600	8,598
		267,456
U.S. Treasury bills 14.00%
U.S. Treasury 0.01%–0.04% due 10/13/2020–1/5/2021	51,200	51,196
Federal agency discount notes 12.30%
Fannie Mae 0.11% due 10/16/2020	5,700	5,700
Federal Farm Credit Banks 0.02% due 10/23/2020	5,000	5,000
Federal Home Loan Bank 0.01%–0.03% due 10/1/2020–11/2/2020	24,300	24,298
Freddie Mac 0.04% due 10/5/2020	10,000	10,000
		44,998
Total short-term securities (cost: $363,639,000)		363,650
Total investment securities 99.44% (cost: $363,639,000)		363,650
Other assets less liabilities 0.56%		2,032
Net assets 100.00%		$365,682
American Funds Insurance Series — Ultra-Short Bond Fund — Page 198 of 233

unaudited
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $231,861,000, which represented 63.41% of the net assets of the fund.
American Funds Insurance Series — Ultra-Short Bond Fund — Page 199 of 233

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
September 30, 2020
unaudited
Bonds, notes & other debt instruments 89.62% Mortgage-backed obligations 52.32% Federal agency mortgage-backed obligations 52.32%	Principal amount (000)	Value (000)
Fannie Mae Pool #257104 6.50% 2028[1]	$109	$122
Fannie Mae Pool #695412 5.00% 2033[1]	1	1
Fannie Mae Pool #MA4154 1.50% 2035[1]	23,075	23,622
Fannie Mae Pool #MA4155 2.00% 2035[1]	37,859	39,373
Fannie Mae Pool #MA4179 2.00% 2035[1]	293	304
Fannie Mae Pool #AD3566 5.00% 2035[1]	8	9
Fannie Mae Pool #MA2746 4.00% 2036[1]	2,524	2,734
Fannie Mae Pool #MA2588 4.00% 2036[1]	1,360	1,483
Fannie Mae Pool #256860 6.50% 2037[1]	20	24
Fannie Mae Pool #888698 7.00% 2037[1]	46	53
Fannie Mae Pool #256828 7.00% 2037[1]	4	5
Fannie Mae Pool #970343 6.00% 2038[1]	16	16
Fannie Mae Pool #AC0794 5.00% 2039[1]	39	44
Fannie Mae Pool #931768 5.00% 2039[1]	7	8
Fannie Mae Pool #932606 5.00% 2040[1]	20	23
Fannie Mae Pool #AJ1873 4.00% 2041[1]	34	38
Fannie Mae Pool #AI1862 5.00% 2041[1]	625	723
Fannie Mae Pool #AI3510 5.00% 2041[1]	391	452
Fannie Mae Pool #AJ0704 5.00% 2041[1]	337	389
Fannie Mae Pool #AJ5391 5.00% 2041[1]	198	229
Fannie Mae Pool #AE1248 5.00% 2041[1]	50	57
Fannie Mae Pool #AE1274 5.00% 2041[1]	38	44
Fannie Mae Pool #AE1277 5.00% 2041[1]	21	24
Fannie Mae Pool #AE1283 5.00% 2041[1]	13	15
Fannie Mae Pool #AP7553 3.00% 2042[1]	19,945	21,225
Fannie Mae Pool #AE1290 5.00% 2042[1]	28	32
Fannie Mae Pool #AL3829 3.50% 2043[1]	269	296
Fannie Mae Pool #AT7161 3.50% 2043[1]	126	137
Fannie Mae Pool #AR1512 3.50% 2043[1]	59	65
Fannie Mae Pool #AT0412 3.50% 2043[1]	32	36
Fannie Mae Pool #AT3954 3.50% 2043[1]	16	18
Fannie Mae Pool #AT0300 3.50% 2043[1]	12	13
Fannie Mae Pool #BM6240 3.256% 2044[1,2]	890	933
Fannie Mae Pool #AX8521 3.50% 2044[1]	28	31
Fannie Mae Pool #AY1829 3.50% 2044[1]	21	23
Fannie Mae Pool #AW8240 3.50% 2044[1]	4	4
Fannie Mae Pool #BE5017 3.50% 2045[1]	155	169
Fannie Mae Pool #BE5009 3.50% 2045[1]	143	154
Fannie Mae Pool #MA3210 3.50% 2047[1]	30,558	32,348
Fannie Mae Pool #MA3120 3.50% 2047[1]	9,855	10,436
Fannie Mae Pool #BE8740 3.50% 2047[1]	139	152
Fannie Mae Pool #BE8742 3.50% 2047[1]	40	43
Fannie Mae Pool #BH2848 3.50% 2047[1]	24	26
Fannie Mae Pool #BH2846 3.50% 2047[1]	18	20
Fannie Mae Pool #BH2847 3.50% 2047[1]	16	17
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 200 of 233

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ5015 4.00% 2047[1]	$351	$388
Fannie Mae Pool #BH3122 4.00% 2047[1]	13	14
Fannie Mae Pool #BH2597 4.00% 2047[1]	13	13
Fannie Mae Pool #BM3788 3.50% 2048[1]	9,262	10,210
Fannie Mae Pool #FM3164 3.50% 2048[1]	7,160	7,571
Fannie Mae Pool #CA1073 3.50% 2048[1]	7,021	7,437
Fannie Mae Pool #BJ4901 3.50% 2048[1]	91	101
Fannie Mae Pool #CA2850 4.00% 2048[1]	400	450
Fannie Mae Pool #BK6840 4.00% 2048[1]	232	257
Fannie Mae Pool #BK5232 4.00% 2048[1]	167	186
Fannie Mae Pool #BK9743 4.00% 2048[1]	62	67
Fannie Mae Pool #MA3416 4.50% 2048[1]	4,900	5,299
Fannie Mae Pool #BK7665 4.50% 2048[1]	1,578	1,768
Fannie Mae Pool #BK0951 4.50% 2048[1]	1,162	1,297
Fannie Mae Pool #BK7660 4.50% 2048[1]	851	920
Fannie Mae Pool #CA2206 4.50% 2048[1]	831	898
Fannie Mae Pool #CA2205 4.50% 2048[1]	460	497
Fannie Mae Pool #CA1952 4.50% 2048[1]	92	99
Fannie Mae Pool #CA2803 4.50% 2048[1]	91	99
Fannie Mae Pool #BE8365 4.50% 2048[1]	82	89
Fannie Mae Pool #BK9761 4.50% 2048[1]	73	80
Fannie Mae Pool #CA1909 4.50% 2048[1]	57	62
Fannie Mae Pool #CA4151 3.50% 2049[1]	1,346	1,496
Fannie Mae Pool #FM1062 3.50% 2049[1]	1,248	1,379
Fannie Mae Pool #FM1443 3.50% 2049[1]	1,038	1,145
Fannie Mae Pool #BJ8411 3.50% 2049[1]	296	327
Fannie Mae Pool #BP0099 4.00% 2049[1]	3	3
Fannie Mae Pool #BO0977 4.50% 2049[1]	456	493
Fannie Mae Pool #CA3225 4.50% 2049[1]	57	62
Fannie Mae Pool #CA5229 3.00% 2050[1]	29,837	32,064
Fannie Mae Pool #FM2179 3.00% 2050[1]	11,365	12,196
Fannie Mae Pool #FM3834 4.50% 2050[1]	2,909	3,141
Fannie Mae, Series 2001-4, Class NA, 9.012% 2025[1,2]	—[3]	—[3]
Fannie Mae, Series 2001-4, Class GA, 9.098% 2025[1,2]	—[3]	—[3]
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[1]	593	606
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[1]	463	474
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.343% 2023[1,2]	703	744
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[1,2]	1,384	1,505
Freddie Mac Pool #1H1354 3.525% 2036[1,2]	157	166
Freddie Mac Pool #C03518 5.00% 2040[1]	634	728
Freddie Mac Pool #G06459 5.00% 2041[1]	1,261	1,459
Freddie Mac Pool #Q18236 3.50% 2043[1]	127	139
Freddie Mac Pool #Q19133 3.50% 2043[1]	81	89
Freddie Mac Pool #Q17696 3.50% 2043[1]	74	82
Freddie Mac Pool #841039 3.596% 2043[1,2]	922	956
Freddie Mac Pool #Q23190 4.00% 2043[1]	299	336
Freddie Mac Pool #Q15874 4.00% 2043[1]	7	7
Freddie Mac Pool #Q28558 3.50% 2044[1]	388	424
Freddie Mac Pool #760014 3.221% 2045[1,2]	790	825
Freddie Mac Pool #Q52069 3.50% 2047[1]	218	238
Freddie Mac Pool #Q51622 3.50% 2047[1]	172	188
Freddie Mac Pool #Q47615 3.50% 2047[1]	147	161
Freddie Mac Pool #ZM4352 3.50% 2047[1]	31	32
Freddie Mac Pool #Q55056 3.50% 2048[1]	276	298
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 201 of 233

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q54709 3.50% 2048[1]	$151	$165
Freddie Mac Pool #Q54701 3.50% 2048[1]	145	159
Freddie Mac Pool #Q54782 3.50% 2048[1]	136	148
Freddie Mac Pool #Q54781 3.50% 2048[1]	127	140
Freddie Mac Pool #Q54700 3.50% 2048[1]	111	123
Freddie Mac Pool #Q56591 3.50% 2048[1]	99	107
Freddie Mac Pool #Q55060 3.50% 2048[1]	89	96
Freddie Mac Pool #Q56590 3.50% 2048[1]	77	84
Freddie Mac Pool #Q56589 3.50% 2048[1]	64	70
Freddie Mac Pool #Q54698 3.50% 2048[1]	58	64
Freddie Mac Pool #Q54699 3.50% 2048[1]	55	61
Freddie Mac Pool #Q54831 3.50% 2048[1]	40	45
Freddie Mac Pool #G67711 4.00% 2048[1]	2,915	3,246
Freddie Mac Pool #Q56599 4.00% 2048[1]	255	283
Freddie Mac Pool #Q56175 4.00% 2048[1]	177	196
Freddie Mac Pool #Q55971 4.00% 2048[1]	167	186
Freddie Mac Pool #Q56576 4.00% 2048[1]	143	153
Freddie Mac Pool #Q55970 4.00% 2048[1]	78	87
Freddie Mac Pool #ZA5696 4.50% 2048[1]	780	843
Freddie Mac Pool #Q58411 4.50% 2048[1]	516	576
Freddie Mac Pool #ZA5785 4.50% 2048[1]	387	418
Freddie Mac Pool #Q58436 4.50% 2048[1]	220	249
Freddie Mac Pool #Q58378 4.50% 2048[1]	195	215
Freddie Mac Pool #Q57242 4.50% 2048[1]	144	157
Freddie Mac Pool #ZM6115 4.50% 2048[1]	132	143
Freddie Mac Pool #ZT0522 4.50% 2048[1]	71	77
Freddie Mac Pool #ZS4774 4.50% 2048[1]	66	71
Freddie Mac Pool #SD7507 3.00% 2049[1]	4,551	4,878
Freddie Mac Pool #RA1463 3.50% 2049[1]	921	1,024
Freddie Mac Pool #RA1580 3.50% 2049[1]	915	1,017
Freddie Mac Pool #QA0284 3.50% 2049[1]	588	649
Freddie Mac Pool #QA2748 3.50% 2049[1]	124	137
Freddie Mac Pool #RA2236 4.50% 2049[1]	852	922
Freddie Mac Pool #ZA7031 4.50% 2049[1]	756	819
Freddie Mac Pool #QA4453 4.50% 2049[1]	51	55
Freddie Mac Pool #ZA6266 4.50% 2049[1]	10	11
Freddie Mac Pool #QA8801 3.00% 2050[1]	18,615	19,868
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.552% 2023[1,2]	7	7
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[1]	230	235
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]	835	862
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[1]	200	212
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[1,2]	2,565	2,766
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 2023[1]	2,745	2,960
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[1]	2,000	2,197
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[1]	6,895	7,519
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[1]	1,080	1,250
Freddie Mac, Series K095, Class A1, Multi Family, 2.631% 2028[1]	520	569
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[1,2]	4,200	5,084
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[1,2]	3,300	4,000
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,2]	3,500	4,298
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	8,711	9,273
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	8,467	8,990
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,2]	8,015	8,507
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]	2,400	2,629
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 202 of 233

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	$464	$514
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	2,440	2,681
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	4,650	5,103
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	7,792	8,790
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	6,089	6,558
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	2,888	3,253
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[1]	1,279	1,377
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	4,943	5,384
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[1]	2,826	3,189
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[1]	1,499	1,619
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	1,042	1,175
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	617	684
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	5,623	5,995
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	34,933	38,118
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	8,319	8,839
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	10,069	10,631
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[1]	9,638	10,013
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[1]	1,605	1,687
Government National Mortgage Assn. 5.50% 2038[1]	254	298
Government National Mortgage Assn. 5.50% 2038[1]	117	130
Government National Mortgage Assn. 2.00% 2050[1,4]	104,379	108,220
Government National Mortgage Assn. 2.00% 2050[1,4]	5,672	5,870
Government National Mortgage Assn. 2.50% 2050[1,4]	29,800	31,235
Government National Mortgage Assn. 3.50% 2050[1,4]	45,413	47,837
Government National Mortgage Assn. Pool #699537 5.50% 2038[1]	110	125
Government National Mortgage Assn. Pool #700778 5.50% 2038[1]	30	34
Government National Mortgage Assn. Pool #782365 6.00% 2038[1]	163	195
Government National Mortgage Assn. Pool #004269 6.50% 2038[1]	286	335
Government National Mortgage Assn. Pool #698406 5.00% 2039[1]	357	400
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	145	166
Government National Mortgage Assn. Pool #783689 5.50% 2040[1]	4,268	4,910
Government National Mortgage Assn. Pool #783687 4.50% 2041[1]	935	1,012
Government National Mortgage Assn. Pool #783688 5.00% 2041[1]	1,668	1,876
Government National Mortgage Assn. Pool #MA0533 3.00% 2042[1]	36	38
Government National Mortgage Assn. Pool #MA1012 3.50% 2043[1]	1,221	1,324
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[1]	11,939	12,833
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	5,331	5,731
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	892	956
Government National Mortgage Assn. Pool #MA6865 2.50% 2050[1]	26,000	27,334
Uniform Mortgage-Backed Security 1.50% 2035[1,4]	296,895	303,714
Uniform Mortgage-Backed Security 1.50% 2035[1,4]	58,591	59,895
Uniform Mortgage-Backed Security 2.00% 2035[1,4]	35,811	37,213
Uniform Mortgage-Backed Security 3.00% 2050[1,4]	2	2
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,627	1,657
Total mortgage-backed obligations		1,103,385
U.S. Treasury bonds & notes 21.11% U.S. Treasury 18.54%
U.S. Treasury 1.375% 2022	3,100	3,152
U.S. Treasury 1.75% 2022	45,700	46,931
U.S. Treasury 2.125% 2023	—[3]	—[3]
U.S. Treasury 2.50% 2024	4,000	4,333
U.S. Treasury 0.25% 2025	65,000	64,937
U.S. Treasury 1.625% 2026	10,000	10,754
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 203 of 233

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.50% 2027	$8,000	$8,021
U.S. Treasury 1.125% 2040	11,000	10,801
U.S. Treasury 1.125% 2040	7,000	6,899
U.S. Treasury 2.50% 2046	5,400	6,681
U.S. Treasury 2.50% 2046	3,900	4,823
U.S. Treasury 2.875% 2046	2,700	3,574
U.S. Treasury 2.25% 2049[5]	25,700	30,611
U.S. Treasury 2.375% 2049[5]	13,000	15,897
U.S. Treasury 2.875% 2049[5]	26,000	34,859
U.S. Treasury 3.00% 2049[5]	22,500	30,798
U.S. Treasury 1.25% 2050[5]	46,500	44,139
U.S. Treasury 1.375% 2050[5]	65,000	63,627
		390,837
U.S. Treasury inflation-protected securities 2.57%
U.S. Treasury Inflation-Protected Security 0.125% 2022[6]	6,066	6,164
U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	9,094	10,109
U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	6,190	6,840
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	367	570
U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	15,122	19,046
U.S. Treasury Inflation-Protected Security 1.00% 2049[6]	8,236	11,506
		54,235
Total U.S. Treasury bonds & notes		445,072
Federal agency bonds & notes 16.19%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	505	530
Fannie Mae 1.25% 2021	2,900	2,929
Fannie Mae 2.875% 2023	36,000	38,805
Fannie Mae 0.625% 2025	10,000	10,123
Fannie Mae 0.875% 2030	8,600	8,471
Fannie Mae 7.125% 2030	2,000	3,093
Federal Home Loan Bank 3.375% 2023	16,715	18,240
Federal Home Loan Bank 3.25% 2028	6,500	7,804
Federal Home Loan Bank 5.50% 2036	300	468
Freddie Mac 2.375% 2021	40,000	40,337
Private Export Funding Corp. 3.266% 2021[7]	34,000	35,128
Private Export Funding Corp. 3.55% 2024	3,190	3,525
Small Business Administration, Series 2001-20F, 6.44% 2021	14	14
Tennessee Valley Authority 0.75% 2025	1,800	1,829
Tennessee Valley Authority 2.875% 2027	5,000	5,683
Tennessee Valley Authority 4.65% 2035	1,780	2,481
Tennessee Valley Authority 5.88% 2036	875	1,369
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	33,437
Tennessee Valley Authority, Series A, 4.625% 2060	250	392
TVA Southaven 3.846% 2033	1,112	1,265
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,454
U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	2,500	2,511
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	43,227
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	14,779	16,490
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,669	3,218
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	1,500	1,521
U.S. Agency for International Development, Ukraine 1.471% 2021	2,210	2,246
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	3,750	3,818
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 204 of 233

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	$6,000	$6,242
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	1,500	1,607
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	2,250	2,469
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	2,640	2,906
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	2,625	2,902
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,704
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	3,856	4,277
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	2,650	2,947
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	2,482	2,758
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	2,475	2,755
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	2,377	2,650
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,059	2,300
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	728
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.82% 2032	852	1,026
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.938% 2032	697	819
		341,498
Total bonds, notes & other debt instruments (cost: $1,830,885,000)		1,889,955
Short-term securities 40.21% Commercial paper 25.21%
Pfizer Inc. 0.13%-0.23% due 10/14/2020-10/28/2020[7]	55,000	54,998
BNP Paribas SA 0.07% due 10/1/2020[7]	50,000	50,000
Procter & Gamble Co. 0.12%-0.16% due 10/13/2020-12/22/2020[7]	50,000	49,995
Eli Lilly and Co. 0.11% due 11/16/2020[7]	47,200	47,170
Chariot Funding, LLC 0.12%-0.19% due 10/1/2020-1/27/2021[7]	46,500	46,491
Paccar Financial Corp. 0.10% due 10/26/2020-10/27/2020	44,400	44,396
CAFCO, LLC 0.16%-0.21% due 10/19/2020-1/4/2021[7]	38,900	38,888
ExxonMobil Corp. 0.10%-0.15% due 10/14/2020-10/23/2020	36,600	36,598
Emerson Electric Co. 0.10% due 10/7/2020-10/8/2020[7]	35,900	35,900
Amazon.com. Inc. 0.09% due 10/5/2020[7]	30,000	30,000
Simon Property Group, LP 0.10%-0.17% due 10/13/2020-11/2/2020[7]	27,600	27,599
National Rural Utilities Cooperative Finance Corp. 0.08%-0.09% due 10/7/2020-10/8/2020	20,200	20,200
ST Engineering NA Inc. 0.17% due 10/8/2020[7]	14,200	14,199
Regents of the University of California 0.12% due 10/22/2020	13,000	12,999
CRC Funding, LLC 0.21% due 10/22/2020[7]	10,000	9,999
Chevron Corp. 0.09% due 10/14/2020[7]	5,000	5,000
Coca-Cola Co. 0.18% due 11/20/2020[7]	5,000	4,999
Apple Inc. 0.11% due 10/26/2020[7]	1,900	1,900
Gotham Funding Corp. 0.08% due 10/1/2020[7]	300	300
		531,631
Federal agency discount notes 14.01%
Federal Home Loan Bank 0.09%-0.12% due 10/9/2020-12/14/2020	182,200	182,186
Federal Farm Credit Banks 0.09%-0.20% due 10/2/2020-12/9/2020	113,400	113,392
		295,578
U.S. Treasury bills 0.99%
U.S. Treasury 0.09% due 1/14/2021	20,900	20,894
Total short-term securities (cost: $848,109,000)		848,103
Total investment securities 129.83% (cost: $2,678,994,000)		2,738,058
Other assets less liabilities (29.83)%		(629,162)
Net assets 100.00%		$2,108,896
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 205 of 233

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 9/30/2020[9] (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
30 Day Federal Funds Futures	Short	759	January 2021	$(316,275)	$(316,054)	$141
90 Day Euro Dollar Futures	Short	1,578	March 2021	(394,500)	(393,731)	(67)
2 Year U.S. Treasury Note Futures	Short	223	January 2021	(44,600)	(49,274)	(29)
5 Year U.S. Treasury Note Futures	Long	1,522	January 2021	152,200	191,820	238
10 Year U.S. Treasury Note Futures	Short	448	December 2020	(44,800)	(62,510)	(210)
10 Year Ultra U.S. Treasury Note Futures	Short	1,581	December 2020	(158,100)	(252,836)	(440)
20 Year U.S. Treasury Bond Futures	Long	225	December 2020	22,500	39,663	3
30 Year Ultra U.S. Treasury Bond Futures	Long	744	December 2020	74,400	165,028	335
						$(29)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
1.309%	U.S. EFFR	12/16/2020	$356,850	$925	$—	$925
1.33075%	U.S. EFFR	12/16/2020	236,600	624	—	624
2.5775%	U.S. EFFR	7/16/2022	181,639	4,734	—	4,734
1.2525%	U.S. EFFR	2/14/2023	156,941	4,528	—	4,528
U.S. EFFR	0.11%	5/18/2024	163,600	27	—	27
U.S. EFFR	0.126%	6/25/2025	20,100	(4)	—	(4)
U.S. EFFR	0.1275%	6/25/2025	48,600	(12)	—	(12)
U.S. EFFR	0.106%	6/30/2025	35,063	29	—	29
U.S. EFFR	0.105%	6/30/2025	28,500	25	—	25
U.S. EFFR	0.0975%	6/30/2025	15,429	19	—	19
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(2,167)	—	(2,167)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	1,782	—	1,782
2.908%	3-month USD-LIBOR	2/1/2028	16,000	1,781	—	1,781
2.925%	3-month USD-LIBOR	2/1/2028	12,800	1,435	—	1,435
2.92%	3-month USD-LIBOR	2/2/2028	12,200	1,365	—	1,365
U.S. EFFR	0.5385%	3/26/2030	49,000	(343)	—	(343)
0.913%	3-month USD-LIBOR	6/9/2030	31,000	670	—	670
0.69695%	3-month USD-LIBOR	9/30/2030	8,600	(7)	—	(7)
0.6948%	3-month USD-LIBOR	9/30/2030	9,200	(9)	—	(9)
0.68%	3-month USD-LIBOR	10/1/2030	9,000	(22)	—	(22)
0.6765%	3-month USD-LIBOR	10/1/2030	7,800	(22)	—	(22)
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(1,160)	—	(1,160)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(1,437)	—	(1,437)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(1,437)	—	(1,437)
0.833%	3-month USD-LIBOR	4/3/2040	15,800	(595)	—	(595)
3-month USD-LIBOR	0.81%	7/28/2045	87,600	5,502	(52)	5,554
0.8235%	3-month USD-LIBOR	4/24/2050	5,300	(403)	—	(403)
3-month USD-LIBOR	0.811%	7/27/2050	52,500	4,197	—	4,197
					$(52)	$20,077
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 206 of 233

unaudited
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Amount less than one thousand.
[4]	Purchased on a TBA basis.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $24,030,000, which represented 1.14% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $452,566,000, which represented 21.46% of the net assets of the fund.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 207 of 233

Managed Risk Growth Fund
Investment portfolio
September 30, 2020
unaudited
Growth funds 80.30%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,011,771	$405,470
Total growth funds (cost: $307,287,000)		405,470
Fixed income funds 14.87%
American Funds Insurance Series – Bond Fund, Class 1	6,326,251	75,093
Total fixed income funds (cost: $74,136,000)		75,093
Short-term securities 2.71%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	13,677,325	13,677
Total short-term securities (cost: $13,677,000)		13,677
Total investment securities 97.88% (cost: $395,100,000)		494,240
Other assets less liabilities 2.12%		10,694
Net assets 100.00%		$504,934
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2020[3] (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	1,487	December 2020	$148,700	$187,408	$81
Euro Stoxx 50 Index Contracts	Short	93	December 2020	€(1)	(3,479)	130
FTSE 100 Index Contracts	Short	64	December 2020	£(1)	(4,826)	140
S&P Mid 400 E-mini Index Contracts	Short	19	December 2020	$(2)	(3,526)	(26)
Mini MSCI Emerging Market Index Contracts	Short	68	December 2020	(3)	(3,701)	9
Russell 2000 Mini Index Contracts	Short	61	December 2020	(3)	(4,588)	(19)
Nikkei 225 Index Contracts	Short	5	December 2020	¥(5)	(1,106)	(7)
S&P 500 E-mini Index Contracts	Short	724	December 2020	$(36)	(121,342)	(849)
Euro Currency Contracts	Short	25	December 2020	€(3,125)	(3,667)	28
British Pound Currency Contracts	Short	66	December 2020	£(4,125)	(5,323)	9
Japanese Yen Currency Contracts	Short	9	December 2020	¥(112,500)	(1,067)	(4)
						$(508)
American Funds Insurance Series — Managed Risk Growth Fund — Page 208 of 233

unaudited
Investments in affiliates4

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.30%
American Funds Insurance Series – Growth Fund, Class 1	$358,426	$238,026	$277,585	$32,519	$54,084	$405,470	$1,044	$9,098
Fixed income funds 14.87%
American Funds Insurance Series – Bond Fund, Class 1	66,685	82,449	76,819	3,718	(940)	75,093	278	580
Total 95.17%				$36,237	$53,144	$480,563	$1,322	$9,678
[1]	Rate represents the seven-day yield at 9/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Managed Risk Growth Fund — Page 209 of 233

Managed Risk International Fund
Investment portfolio
September 30, 2020
unaudited
Growth funds 80.23%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,377,602	$124,554
Total growth funds (cost: $116,111,000)		124,554
Fixed income funds 14.98%
American Funds Insurance Series – Bond Fund, Class 1	1,958,701	23,250
Total fixed income funds (cost: $23,052,000)		23,250
Short-term securities 2.87%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	4,456,931	4,457
Total short-term securities (cost: $4,457,000)		4,457
Total investment securities 98.08% (cost: $143,620,000)		152,261
Other assets less liabilities 1.92%		2,976
Net assets 100.00%		$155,237
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2020[3] (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	348	December 2020	$34,800	$43,859	$44
FTSE 100 Index Contracts	Short	31	December 2020	£—[4]	(2,337)	50
Russell 2000 Mini Index Contracts	Short	3	December 2020	$—[4]	(226)	(1)
S&P 500 E-mini Index Contracts	Short	13	December 2020	(1)	(2,179)	(32)
Euro Stoxx 50 Index Contracts	Short	229	December 2020	€(2)	(8,565)	184
Mini MSCI Emerging Market Index Contracts	Short	239	December 2020	$(12)	(13,007)	(85)
Nikkei 225 Index Contracts	Short	27	December 2020	¥(27)	(5,970)	(68)
British Pound Currency Contracts	Short	32	December 2020	£(2,000)	(2,581)	(2)
Euro Currency Contracts	Short	60	December 2020	€(7,500)	(8,802)	36
Japanese Yen Currency Contracts	Short	52	December 2020	¥(650,000)	(6,167)	(7)
						$119
American Funds Insurance Series — Managed Risk International Fund — Page 210 of 233

unaudited
Investments in affiliates5

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.23%
American Funds Insurance Series – International Fund, Class 1	$133,862	$70,404	$73,006	$(1,016)	$(5,690)	$124,554	$291	$—
Fixed income funds 14.98%
American Funds Insurance Series – Bond Fund, Class 1	24,465	26,411	28,211	1,063	(478)	23,250	76	158
Total 95.21%				$47	$(6,168)	$147,804	$367	$158
[1]	Rate represents the seven-day yield at 9/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.
[5]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Managed Risk International Fund — Page 211 of 233

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
September 30, 2020
unaudited
Growth-and-income funds 80.24%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	21,596,161	$276,215
Total growth-and-income funds (cost: $242,499,000)		276,215
Fixed income funds 13.93%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	3,633,534	47,962
Total fixed income funds (cost: $48,161,000)		47,962
Short-term securities 3.35%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	11,515,504	11,516
Total short-term securities (cost: $11,516,000)		11,516
Total investment securities 97.52% (cost: $302,176,000)		335,693
Other assets less liabilities 2.48%		8,540
Net assets 100.00%		$344,233
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2020[3] (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	1,233	December 2020	$123,300	$155,396	$65
Euro Stoxx 50 Index Contracts	Short	23	December 2020	€—[4]	(860)	34
FTSE 100 Index Contracts	Short	18	December 2020	£—[4]	(1,357)	41
S&P Mid 400 E-mini Index Contracts	Short	2	December 2020	$—[4]	(371)	(1)
Russell 2000 Mini Index Contracts	Short	18	December 2020	(1)	(1,354)	(12)
Nikkei 225 Index Contracts	Short	2	December 2020	¥(2)	(442)	(5)
S&P 500 E-mini Index Contracts	Short	668	December 2020	$(33)	(111,957)	(991)
Euro Currency Contracts	Short	6	December 2020	€(750)	(880)	7
British Pound Currency Contracts	Short	18	December 2020	£(1,125)	(1,452)	5
Japanese Yen Currency Contracts	Short	5	December 2020	¥(62,500)	(593)	(3)
						$(860)
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 212 of 233

unaudited
Investments in affiliates5

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 80.24%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	$299,536	$221,800	$230,519	$(44,589)	$29,987	$276,215	$1,252	$3,353
Fixed income funds 13.93%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	53,524	74,090	83,068	4,347	(931)	47,962	249	976
Total 94.17%				$(40,242)	$29,056	$324,177	$1,501	$4,329
[1]	Rate represents the seven-day yield at 9/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.
[5]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 213 of 233

Managed Risk Growth-Income Fund
Investment portfolio
September 30, 2020
unaudited
Growth-and-income funds 79.16%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	36,005,636	$1,802,442
Total growth-and-income funds (cost: $1,639,668,000)		1,802,442
Fixed income funds 14.86%
American Funds Insurance Series – Bond Fund, Class 1	28,494,144	338,225
Total fixed income funds (cost: $321,941,000)		338,225
Short-term securities 3.59%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	81,807,569	81,808
Total short-term securities (cost: $81,808,000)		81,808
Options purchased 1.09%
Options purchased*		24,875
Total options purchased (cost: $41,419,000)		24,875
Total investment securities 98.70% (cost: $2,084,836,000)		2,247,350
Other assets less liabilities 1.30%		29,631
Net assets 100.00%		$2,276,981
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2020 (000)
S&P 500 Index	500	$1,681	$1,775.00	12/18/2020	$123
S&P 500 Index	805	2,707	1,950.00	12/18/2020	322
S&P 500 Index	250	841	2,025.00	12/18/2020	118
S&P 500 Index	1,205	4,052	2,050.00	12/18/2020	602
S&P 500 Index	570	1,917	2,075.00	12/18/2020	302
S&P 500 Index	460	1,547	2,025.00	3/19/2021	812
S&P 500 Index	965	3,245	2,050.00	3/19/2021	1,800
S&P 500 Index	9,680	32,554	2,075.00	3/19/2021	19,021
S&P 500 Index	750	2,522	2,100.00	3/19/2021	1,485
S&P 500 Index	120	404	2,175.00	3/19/2021	290
					$24,875
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 214 of 233

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2020[3] (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	6,010	December 2020	$601,000	$757,448	$370
FTSE 100 Index Contracts	Short	346	December 2020	£(3)	(26,089)	652
Russell 2000 Mini Index Contracts	Short	80	December 2020	$(4)	(6,018)	(23)
Euro Stoxx 50 Index Contracts	Short	522	December 2020	€(5)	(19,524)	538
Mini MSCI Emerging Market Index Contracts	Short	148	December 2020	$(7)	(8,055)	(13)
S&P Mid 400 E-mini Index Contracts	Short	81	December 2020	(8)	(15,033)	(86)
Nikkei 225 Index Contracts	Short	18	December 2020	¥(18)	(3,980)	(31)
S&P 500 E-mini Index Contracts	Short	1,583	December 2020	$(79)	(265,311)	(1,728)
Euro Currency Contracts	Short	141	December 2020	€(17,625)	(20,684)	158
British Pound Currency Contracts	Short	358	December 2020	£(22,375)	(28,873)	5
Japanese Yen Currency Contracts	Short	33	December 2020	¥(412,500)	(3,913)	(17)
						$(175)
Investments in affiliates4

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.16%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,841,827	$458,741	$489,989	$(8,439)	$302	$1,802,442	$7,790	$46,619
Fixed income funds 14.86%
American Funds Insurance Series – Bond Fund, Class 1	337,186	214,249	229,509	20,008	(3,709)	338,225	1,520	3,178
Total 94.02%				$11,569	$(3,407)	$2,140,667	$9,310	$49,797
[1]	Rate represents the seven-day yield at 9/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 215 of 233

Managed Risk Asset Allocation Fund
Investment portfolio
September 30, 2020
unaudited
Asset allocation funds 95.13%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	103,565,006	$2,535,272
Total asset allocation funds (cost: $2,313,475,000)		2,535,272
Short-term securities 3.66%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	97,661,391	97,661
Total short-term securities (cost: $97,661,000)		97,661
Total investment securities 98.79% (cost: $2,411,136,000)		2,632,933
Other assets less liabilities 1.21%		32,144
Net assets 100.00%		$2,665,077
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2020[3] (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	5,120	December 2020	$512,000	$645,280	$316
FTSE 100 Index Contracts	Short	133	December 2020	£(1)	(10,028)	269
Euro Stoxx 50 Index Contracts	Short	615	December 2020	€(6)	(23,003)	726
S&P Mid 400 E-mini Index Contracts	Short	55	December 2020	$(6)	(10,207)	(22)
Russell 2000 Mini Index Contracts	Short	157	December 2020	(8)	(11,810)	(38)
Mini MSCI Emerging Market Index Contracts	Short	365	December 2020	(18)	(19,865)	(33)
Nikkei 225 Index Contracts	Short	27	December 2020	¥(27)	(5,970)	(48)
S&P 500 E-mini Index Contracts	Short	2,184	December 2020	$(109)	(366,038)	(2,150)
British Pound Currency Contracts	Short	135	December 2020	£(8,438)	(10,888)	1
Euro Currency Contracts	Short	167	December 2020	€(20,875)	(24,498)	208
Japanese Yen Currency Contracts	Short	50	December 2020	¥(625,000)	(5,930)	(29)
						$(800)
Investments in affiliates4

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.13%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,704,731	$693,334	$883,941	$42,987	$(21,839)	$2,535,272	$11,742	$11,667
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 216 of 233

unaudited
[1]	Rate represents the seven-day yield at 9/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 217 of 233

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and the official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
American Funds Insurance Series — Page 218 of 233

unaudited
The following table presents the average month-end notional amounts of options purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund while held (dollars in thousands):
	Options purchased	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
International Fund	Not applicable	Not applicable	$36,611*	Not applicable	Not applicable
New World Fund	Not applicable	$1,425	6,632	Not applicable	Not applicable
Global Growth and Income Fund	Not applicable	Not applicable	7,028*	Not applicable	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	1,980*	Not applicable	Not applicable
Capital Income Builder	Not applicable	79,425	355	$148,019	$3,422
Asset Allocation Fund	Not applicable	1,400,158	Not applicable	283,309	63,313
Global Balanced Fund	Not applicable	7,225	28,141	8,446	Not applicable
Bond Fund	Not applicable	3,621,845	539,790	968,331	173,850
Capital World Bond Fund	Not applicable	166,780	694,508	155,253	101,346
High-Income Bond Fund	Not applicable	58,275*	Not applicable	Not applicable	46,882
Mortgage Fund	Not applicable	113,196	Not applicable	494,371	Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	2,033,822	Not applicable	7,439,964	Not applicable
Managed Risk Growth Fund	Not applicable	148,680	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	Not applicable	681,449	Not applicable	Not applicable	Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	98,547	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	$ 29,570	668,895	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	Not applicable	666,221	Not applicable	Not applicable	Not applicable
*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American Funds Insurance Series — Page 219 of 233

unaudited
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of September 30, 2020 (dollars in thousands):
Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,322,369	$875,120	$—	$2,197,489
Consumer discretionary	736,584	819,812	—	1,556,396
Health care	661,321	245,501	—	906,822
Communication services	394,736	214,357	—	609,093
Financials	279,757	318,033	—	597,790
Consumer staples	227,493	251,504	—	478,997
Industrials	36,758	208,347	—	245,105
Materials	107,228	32,357	—	139,585
Energy	—	89,419	—	89,419
Real estate	—	29,221	—	29,221
Utilities	—	12,586	—	12,586
Preferred securities	—	180,509	—	180,509
Short-term securities	202,500	—	—	202,500
Total	$3,968,746	$3,276,766	$—	$7,245,512
Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$659,650	$485,549	$—	$1,145,199
Health care	793,012	259,928	3	1,052,943
Industrials	162,971	470,558	—	633,529
Consumer discretionary	359,853	270,009	2,409	632,271
Financials	220,534	87,819	—	308,353
Real estate	72,600	54,010	—	126,610
Consumer staples	70,394	45,163	—	115,557
Communication services	42,847	72,115	—	114,962
Materials	27,651	52,175	—	79,826
Utilities	6,337	46,507	—	52,844
Energy	9,201	—	10,378	19,579
Preferred securities	11,008	—	59,868	70,876
Convertible stocks	—	—	13,854	13,854
Convertible bonds & notes	—	—	10,000	10,000
Short-term securities	197,905	—	—	197,905
Total	$2,633,963	$1,843,833	$96,512	$4,574,308
American Funds Insurance Series — Page 220 of 233

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The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2020 (dollars in thousands):
	Beginning value at 1/1/2020	Transfers into Level 3*	Purchases	Sales	Net realized loss	Unrealized appreciation	Transfers out of Level 3*	Ending value at 9/30/2020
Investment securities	$44,058	$914	$52,617	$(17)	$(4,877)	$3,817	$—	$96,512
Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2020								$3,817
*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 9/30/2020	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average	Impact to valuation from an increase in input*
Common stocks	$12,790	Transaction price	N/A	N/A	N/A	N/A
		Market comparables	Price/Cash flow multiple	8.7x	8.7x	Increase
			DLOM	24%	24%	Decrease
			$ per one billion Btu	$2.25	$2.25	Increase
			MMTPA	10 MMTPA	10 MMTPA	Increase
Preferred securities	59,868	Transaction price	N/A	N/A	N/A	N/A
		Market comparables	EV/Sales multiple	12.1x	12.1x	Increase
			Revenue growth rate	90%	90%	Increase
Convertible securities	23,854	Transaction price	N/A	N/A	N/A	N/A
Total	$96,512
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
Btu = British thermal unit
DLOM = Discount for lack of marketability
EV = Enterprise value
MMTPA = Million metric tonnes per annum
American Funds Insurance Series — Page 221 of 233

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Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,849,308	$810,726	$—	$7,660,034
Communication services	6,431,493	—	—	6,431,493
Consumer discretionary	5,952,224	292,719	—	6,244,943
Health care	4,691,602	54,480	59,453	4,805,535
Industrials	2,162,536	407,790	—	2,570,326
Financials	1,581,115	71,961	—	1,653,076
Materials	937,154	56,523	—	993,677
Consumer staples	660,359	171,558	—	831,917
Energy	452,891	—	—	452,891
Real estate	440,155	—	—	440,155
Utilities	63,457	17,281	—	80,738
Preferred securities	—	28,252	—	28,252
Convertible bonds & notes	—	—	39,743	39,743
Short-term securities	1,355,785	—	—	1,355,785
Total	$31,578,079	$1,911,290	$99,196	$33,588,565
International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$324,023	$1,253,449	$—	$1,577,472
Financials	115,881	1,334,311	—	1,450,192
Health care	114,833	1,317,894	6	1,432,733
Industrials	55,001	1,002,227	—	1,057,228
Communication services	39,194	622,360	—	661,554
Information technology	213,655	403,337	—	616,992
Consumer staples	6,665	434,769	—	441,434
Energy	62,172	372,120	—	434,292
Materials	195,071	185,692	—	380,763
Utilities	—	271,990	—	271,990
Real estate	—	74,496	—	74,496
Preferred securities	44,612	51,891	—	96,503
Rights & warrants	—	28,271	—	28,271
Convertible bonds & notes	—	2,800	—	2,800
Bonds, notes & other debt instruments	—	41,950	—	41,950
Short-term securities	566,335	—	—	566,335
Total	$1,737,442	$7,397,557	$6	$9,135,005
American Funds Insurance Series — Page 222 of 233

unaudited
New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$462,306	$206,212	$—	$668,518
Consumer discretionary	131,851	372,860	—	504,711
Health care	192,676	270,039	1	462,716
Financials	86,401	297,885	—	384,286
Communication services	232,160	101,872	—	334,032
Consumer staples	30,883	199,359	—	230,242
Materials	80,037	119,834	—	199,871
Industrials	40,022	155,281	—	195,303
Energy	32,721	109,549	—	142,270
Real estate	22,078	46,426	—	68,504
Utilities	6,509	50,631	—	57,140
Preferred securities	24,674	14,987	—	39,661
Rights & warrants	—	8,593	—	8,593
Convertible bonds & notes	—	112	—	112
Bonds, notes & other debt instruments	—	114,764	—	114,764
Short-term securities	204,471	—	—	204,471
Total	$1,546,789	$2,068,404	$1	$3,615,194

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4	$—	$—	$4
Liabilities:
Unrealized appreciation on open forward currency contracts	—	—†	—	—†
Total	$4	$—	$—	$4
*	Futures contracts and forward currency contracts are not included in the investment portfolio.
†	Amount less than one thousand.
Blue Chip Income and Growth Fund

At September 30, 2020, all of the fund’s investment securities were classified as Level 1.
American Funds Insurance Series — Page 223 of 233

unaudited
Global Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$194,917	$148,994	$—	$343,911
Financials	117,412	152,863	—	270,275
Health care	153,229	77,472	—	230,701
Industrials	124,836	83,239	—	208,075
Consumer discretionary	75,963	96,105	—	172,068
Communication services	121,684	20,283	—	141,967
Utilities	26,934	113,718	—	140,652
Energy	27,067	65,805	—	92,872
Consumer staples	25,213	62,069	—	87,282
Materials	21,638	65,159	—	86,797
Real estate	41,975	26,852	—	68,827
Bonds, notes & other debt instruments	—	34,567	—	34,567
Short-term securities	58,478	—	—	58,478
Total	$989,346	$947,126	$—	$1,936,472
Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,386,856	$309,316	$—	$6,696,172
Health care	4,756,921	810,393	—	5,567,314
Communication services	5,269,241	112,805	—	5,382,046
Financials	3,087,828	203,805	—	3,291,633
Industrials	2,899,895	270,251	—	3,170,146
Consumer discretionary	2,652,656	81,085	—	2,733,741
Consumer staples	1,176,575	761,463	—	1,938,038
Materials	1,475,129	82,467	—	1,557,596
Energy	1,066,479	10,157	—	1,076,636
Real estate	1,033,478	—	—	1,033,478
Utilities	759,829	211,255	—	971,084
Convertible stocks	255,054	—	—	255,054
Bonds, notes & other debt instruments	—	42,657	—	42,657
Short-term securities	1,363,054	—	—	1,363,054
Total	$32,182,995	$2,895,654	$—	$35,078,649
American Funds Insurance Series — Page 224 of 233

unaudited
International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$17,602	$202,279	$—	$219,881
Industrials	11,119	172,297	—	183,416
Consumer discretionary	—	158,191	—	158,191
Health care	5,965	151,651	4	157,620
Communication services	30,668	85,168	—	115,836
Utilities	—	98,985	—	98,985
Consumer staples	10,499	64,682	—	75,181
Materials	22,514	51,310	—	73,824
Information technology	15,461	57,753	—	73,214
Real estate	—	28,338	—	28,338
Energy	9,484	5,266	—	14,750
Preferred securities	17,439	—	—	17,439
Rights & warrants	—	9,829	—	9,829
Bonds, notes & other debt instruments	—	8,252	—	8,252
Short-term securities	83,091	—	—	83,091
Total	$223,842	$1,094,001	$4	$1,317,847
Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$57,402	$46,113	$—	$103,515
Health care	62,054	33,385	—	95,439
Consumer staples	47,311	42,865	—	90,176
Information technology	69,754	17,272	—	87,026
Utilities	34,806	51,271	—	86,077
Real estate	43,693	16,625	—	60,318
Communication services	26,814	22,114	—	48,928
Industrials	23,557	18,051	—	41,608
Energy	30,871	8,206	—	39,077
Materials	14,719	18,509	—	33,228
Consumer discretionary	5,048	5,091	—	10,139
Preferred securities	—	923	—	923
Convertible stocks	14,532	—	—	14,532
Convertible bonds & notes	—	648	—	648
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	86,607	—	86,607
Mortgage-backed obligations	—	78,403	—	78,403
Corporate bonds, notes & loans	—	64,215	—	64,215
Asset-backed obligations	—	5,540	—	5,540
Bonds & notes of governments & government agencies outside the U.S.	—	1,375	—	1,375
Municipals	—	647	—	647
Short-term securities	61,400	—	—	61,400
Total	$491,961	$517,860	$—	$1,009,821

American Funds Insurance Series — Page 225 of 233

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$25	$—	$—	$25
Unrealized appreciation on interest rate swaps	—	222	—	222
Unrealized appreciation on credit default swaps	—	406	—	406
Liabilities:
Unrealized depreciation on futures contracts	(35)	—	—	(35)
Unrealized depreciation on open forward currency contracts	—	(3)	—	(3)
Unrealized depreciation on interest rate swaps	—	(15)	—	(15)
Total	$(10)	$610	$—	$600
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$3,967,705	$25,811	$—	$3,993,516
Health care	2,950,748	119,039	10,680	3,080,467
Financials	2,302,363	160,894	—	2,463,257
Consumer discretionary	1,489,171	120,098	—	1,609,269
Consumer staples	1,075,403	438,426	—	1,513,829
Communication services	1,292,211	64,263	—	1,356,474
Industrials	1,089,702	136,941	9,641	1,236,284
Materials	727,850	75,423	—	803,273
Real estate	380,588	—	—	380,588
Energy	261,080	18,303	834	280,217
Utilities	53,603	208,396	—	261,999
Rights & warrants	—	3	—	3
Convertible stocks	91,797	40,735	—	132,532
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	3,753,391	10,726	3,764,117
U.S. Treasury bonds & notes	—	2,525,171	—	2,525,171
Mortgage-backed obligations	—	2,315,327	—	2,315,327
Asset-backed obligations	—	245,143	—	245,143
Bonds & notes of governments & government agencies outside the U.S.	—	44,131	—	44,131
Federal agency bonds & notes	—	37,668	—	37,668
Municipals	—	32,704	—	32,704
Short-term securities	2,687,066	—	—	2,687,066
Total	$18,369,287	$10,361,867	$31,881	$28,763,035

American Funds Insurance Series — Page 226 of 233

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$817	$—	$—	$817
Unrealized appreciation on interest rate swaps	—	282	—	282
Liabilities:
Unrealized depreciation on futures contracts	(768)	—	—	(768)
Unrealized depreciation on credit default swaps	—	—†	—	—†
Total	$49	$282	$—	$331
*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
†	Amount less than one thousand.
Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$26,642	$30,955	$—	$57,597
Health care	22,028	20,088	—	42,116
Financials	15,101	17,268	—	32,369
Consumer staples	13,289	11,199	—	24,488
Consumer discretionary	9,519	11,525	—	21,044
Industrials	8,937	9,152	—	18,089
Communication services	6,421	6,253	—	12,674
Real estate	9,697	2,110	—	11,807
Materials	1,529	9,049	—	10,578
Utilities	866	3,131	—	3,997
Energy	3,962	—	—	3,962
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	60,933	—	60,933
U.S. Treasury bonds & notes	—	53,355	—	53,355
Corporate bonds, notes & loans	—	23,195	—	23,195
Mortgage-backed obligations	—	7,749	—	7,749
Municipals	—	188	—	188
Asset-backed obligations	—	97	—	97
Short-term securities	36,172	—	—	36,172
Total	$154,163	$266,247	$—	$420,410

American Funds Insurance Series — Page 227 of 233

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2	$—	$—	$2
Unrealized appreciation on open forward currency contracts	—	137	—	137
Unrealized appreciation on interest rate swaps	—	18	—	18
Liabilities:
Unrealized depreciation on futures contracts	(3)	—	—	(3)
Unrealized depreciation on open forward currency contracts	—	(180)	—	(180)
Total	$(1)	$(25)	$—	$(26)
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$3,965,693	$—	$3,965,693
Mortgage-backed obligations	—	3,136,445	—	3,136,445
U.S. Treasury bonds & notes	—	2,749,792	—	2,749,792
Bonds & notes of governments & government agencies outside the U.S.	—	364,235	—	364,235
Asset-backed obligations	—	251,788	—	251,788
Municipals	—	216,810	—	216,810
Federal agency bonds & notes	—	13,023	—	13,023
Common stocks	—	—	1	1
Short-term securities	1,975,019	—	—	1,975,019
Total	$1,975,019	$10,697,786	$1	$12,672,806

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,324	$—	$—	$4,324
Unrealized appreciation on open forward currency contracts	—	1,877	—	1,877
Unrealized appreciation on interest rate swaps	—	2,042	—	2,042
Unrealized appreciation on credit default swaps	—	3	—	3
Liabilities:
Unrealized depreciation on futures contracts	(2,564)	—	—	(2,564)
Unrealized depreciation on open forward currency contracts	—	(900)	—	(900)
Unrealized depreciation on interest rate swaps	—	(30,711)	—	(30,711)
Total	$1,760	$(27,689)	$—	$(25,929)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 228 of 233

unaudited
Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$386,688	$—	$386,688
Japanese yen	—	203,918	—	203,918
Chinese yuan renminbi	—	109,217	—	109,217
British pounds	—	73,971	—	73,971
Danish kroner	—	56,778	—	56,778
Canadian dollars	—	46,547	—	46,547
Mexican pesos	—	41,985	—	41,985
Malaysian ringgits	—	40,579	—	40,579
Australian dollars	—	26,585	—	26,585
Russian rubles	—	25,433	—	25,433
Israeli shekels	—	24,033	—	24,033
South Korean won	—	19,638	—	19,638
Indonesian rupiah	—	11,097	—	11,097
Colombian pesos	—	10,972	—	10,972
Thai baht	—	8,684	—	8,684
Chilean pesos	—	7,610	—	7,610
Ukrainian hryvnia	—	7,477	—	7,477
South African rand	—	6,466	—	6,466
Singapore dollars	—	6,174	—	6,174
New Zealand dollars	—	5,932	—	5,932
Indian rupees	—	3,791	—	3,791
Brazilian reais	—	3,044	—	3,044
Dominican pesos	—	2,778	—	2,778
Argentine pesos	—	2,423	—	2,423
Uruguayan pesos	—	2,371	—	2,371
Polish zloty	—	1,431	—	1,431
Romanian leu	—	1,277	—	1,277
U.S. dollars	—	1,026,742	580	1,027,322
Common stocks	145	—	1,205	1,350
Short-term securities	84,374	3,521	—	87,895
Total	$84,519	$2,167,162	$1,785	$2,253,466

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$289	$—	$—	$289
Unrealized appreciation on open forward currency contracts	—	2,060	—	2,060
Liabilities:
Unrealized depreciation on futures contracts	(243)	—	—	(243)
Unrealized depreciation on open forward currency contracts	—	(1,100)	—	(1,100)
Unrealized depreciation on interest rate swaps	—	(43)	—	(43)
Unrealized depreciation on credit default swaps	—	(38)	—	(38)
Total	$46	$879	$—	$925
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 229 of 233

unaudited
High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$732,408	$7,680	$740,088
Asset-backed obligations	—	775	—	775
Municipals	—	5	—	5
Convertible bonds & notes	—	7,152	63	7,215
Convertible stocks	2,988	443	—	3,431
Preferred securities	2,385	—	—	2,385
Common stocks	6,024	1,760	19,810	27,594
Rights & warrants	—	168	—[1]	168
Short-term securities	21,868	—	—	21,868
Total	$33,265	$742,711	$27,553	$803,529

	Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on credit default swaps	$—	$90	$—	$90
Liabilities:
Unrealized depreciation on credit default swaps	—	(22)	—	(22)
Total	$—	$68	$—	$68
[1]	Amount less than one thousand.
[2]	Credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2020 (dollars in thousands):
	Beginning value at 1/1/2020	Transfers into Level 3[3]	Purchases	Sales	Net realized loss	Unrealized appreciation	Transfers out of Level 3[3]	Ending value at 9/30/2020
Investment securities	$19,675	$4,275	$8,643	$(2,752)	$(4,284)	$5,743	$(3,747)	$27,553
Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2020								$7,162
3Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
American Funds Insurance Series — Page 230 of 233

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 9/30/2020	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments	$ 7,680	Estimated recovery value	Vendor price	N/A	N/A	N/A
			Exchange terms	N/A	N/A	N/A
			Risk discount	10%	10%	Decrease
		Yield analysis	YTM risk premium	200 bps	200 bps	Decrease
Convertible bonds & notes	63	Transaction price	N/A	N/A	N/A	N/A
Common stocks	19,810	Estimated recovery value	Risk discount	90%	90%	Decrease
			Adjustment based on market decline	20%	20%	Decrease
		Inputs to market comparables and discounted cash flow	Weight ascribed to market comparables	50%	N/A	N/A
			Weight ascribed to discounted cash flow	50%	N/A	N/A
		Market comparable companies	EV/EBITDA multiple	7.0x-7.3x	7.2x	Increase
			EV/EBITDA less CapEx multiple	11.4x-19.50x	16.8x	Increase
			DLOM	17%-22%	19%	Decrease
		Discounted cash flow	Proved reserves	$53.7 million	$53.7 million	Increase
			Discount rate	9%	9%	Decrease
		Recent market information	Quoted price	N/A	N/A	N/A
			DLOM	30%	30%	Decrease
Rights & warrants	—†	Black-Scholes	Implied volatility	30%	30%	Increase
			Underlying share price	N/A	N/A	N/A
Total	$ 27,553
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
†Amount less than one thousand.
Key to abbreviations
CapEx = Capital expenditure
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
EV = Enterprise value
YTM = Yield to maturity
American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$259,974	$—	$259,974
U.S. Treasury bonds & notes	—	18,345	—	18,345
Asset-backed obligations	—	3,270	—	3,270
Federal agency bonds & notes	—	296	—	296
Short-term securities	—	169,134	—	169,134
Total	$—	$451,019	$—	$451,019

American Funds Insurance Series — Page 231 of 233

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3	$—	$—	$3
Unrealized appreciation on interest rate swaps	—	596	—	596
Liabilities:
Unrealized depreciation on futures contracts	(49)	—	—	(49)
Unrealized depreciation on interest rate swaps	—	(4)	—	(4)
Total	$(46)	$592	$—	$546
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Ultra-Short Bond Fund

At September 30, 2020, all of the fund’s investment securities were classified as Level 2.
U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$1,103,385	$—	$1,103,385
U.S. Treasury bonds & notes	—	445,072	—	445,072
Federal agency bonds & notes	—	341,498	—	341,498
Short-term securities	—	848,103	—	848,103
Total	$—	$2,738,058	$—	$2,738,058

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$717	$—	$—	$717
Unrealized appreciation on interest rate swaps	—	27,695	—	27,695
Liabilities:
Unrealized depreciation on futures contracts	(746)	—	—	(746)
Unrealized depreciation on interest rate swaps	—	(7,618)	—	(7,618)
Total	$(29)	$20,077	$—	$20,048
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Managed Risk Growth Fund

At September 30, 2020, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

At September 30, 2020, all of the fund’s investments were classified as Level 1.
Managed Risk Blue Chip Income and Growth Fund

At September 30, 2020, all of the fund’s investments were classified as Level 1.
American Funds Insurance Series — Page 232 of 233

unaudited
Managed Risk Growth-Income Fund

At September 30, 2020, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

At September 30, 2020, all of the fund’s investments were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
INGEFP3-998-1120O-S78111	American Funds Insurance Series — Page 233 of 233